As filed with the SEC on March 27, 2013

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – January 31, 2013

Item 1. Schedule of Investments.

The unaudited Schedules of Investment of Registrant as of January 31, 2013 are attached.

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 73.7%
Air Freight & Logistics - 0.4%
TNT Express NV	61,900	$475,627
Beverages - 1.0%
Grupo Modelo SAB de CV	130,727	1,115,558
Capital Markets - 2.0%
Duff & Phelps Corp. - Class A	60,229	957,039
Epoch Holding Corp.	38,917	1,089,676
KBW, Inc.	16,935	268,758
Chemicals - 0.8%
Spartech Corp. (A)	93,604	892,046
Commercial Banks - 1.9%
Citizens Republic Bancorp, Inc. (A)	52,427	1,070,560
West Coast Bancorp	46,549	1,104,142
Commercial Services & Supplies - 0.1%
EnergySolutions, Inc. (A)	43,528	166,712
Construction & Engineering - 5.8%
Shaw Group, Inc. (A) (B)	142,113	6,724,787
Diversified Financial Services - 1.9%
NYSE Euronext	63,629	2,199,655
Energy Equipment & Services - 0.1%
Dockwise, Ltd. (A)	7,380	185,381
Food Products - 0.3%
Morpol ASA (A)	193,929	406,467
Health Care Equipment & Supplies - 0.7%
Trauson Holdings Co., Ltd.	829,282	783,794
Health Care Providers & Services - 7.3%
Coventry Health Care, Inc. (B)	122,130	5,597,218
PSS World Medical, Inc. (A)	101,783	2,944,582
Health Care Technology - 0.7%
Epocrates, Inc. (A)	68,099	795,396
Industrial Conglomerates - 0.3%
Fraser and Neave, Ltd.	41,301	318,688
Insurance - 2.5%
Alterra Capital Holdings, Ltd.	75,929	2,313,557
SeaBright Holdings, Inc.	58,636	650,273
Internet & Catalog Retail - 0.0% (C)
priceline.com, Inc. (A)	40	27,419
IT Services - 0.1%
Online Resources Corp. (A)	28,420	108,280
Life Sciences Tools & Services - 0.1%
BioClinica, Inc. (A)	17,080	123,147
Machinery - 4.3%
Robbins & Myers, Inc. (B)	84,976	4,952,401
Media - 6.4%
Arbitron, Inc.	23,161	1,086,251
Astral Media, Inc. - Class A	107,286	5,042,679
Jupiter Telecommunications Co., Ltd.	1,062	1,271,682
Metals & Mining - 2.7%
B2Gold Corp. (A)	82,354	317,063
Flinders Mines, Ltd. (A)	3,562,326	289,754
Sundance Resources, Ltd. (A) (D)	4,924,707	2,310,967
Yancoal Australia, Ltd. - Class CVR (A)	85,658	220,631
Oil, Gas & Consumable Fuels - 15.4%
Celtic Exploration, Ltd. (A)	247,758	6,600,090
McMoRan Exploration Co. (A)	38,957	615,910
Nexen, Inc. (B)	252,742	6,763,376

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Production Co. (A) (B)	72,817	$3,477,012
Whitehaven Coal, Ltd.	120,502	412,163
Pharmaceuticals - 1.0%
MAP Pharmaceuticals, Inc. (A)	45,691	1,131,766
Real Estate Investment Trusts - 0.6%
CreXus Investment Corp.	51,737	687,585
Road & Rail - 0.6%
Zipcar, Inc. (A)	53,451	652,637
Semiconductors & Semiconductor Equipment - 2.9%
Cymer, Inc. (A)	20,056	2,065,166
MIPS Technologies, Inc. (A)	171,517	1,348,124
Software - 1.6%
Eloqua, Inc. (A)	41,722	980,050
Pervasive Software, Inc. (A)	11,407	104,374
Retalix, Ltd. (A)	26,253	784,177
Specialty Retail - 0.7%
Brick, Ltd.	139,249	741,339
PEP Boys-Manny Moe & Jack	4,468	49,729
Textiles, Apparel & Luxury Goods - 5.3%
K-Swiss, Inc. - Class A (A)	55,978	263,656
Warnaco Group, Inc. (A)	80,421	5,887,622
Thrifts & Mortgage Finance - 2.8%
Hudson City Bancorp, Inc. (B)	385,025	3,291,964
Trading Companies & Distributors - 0.2%
SeaCube Container Leasing, Ltd.	10,584	243,114
Wireless Telecommunication Services - 3.2%
Clearwire Corp. - Class A (A)	307,797	981,872
MetroPCS Communications, Inc. (A) (B)	141,800	1,422,254
Sprint Nextel Corp. (A)	228,319	1,285,436

Total Common Stocks (cost $83,545,612)		85,599,606

	Notional Amount	Value
PURCHASED OPTIONS - 0.3%
Call Options - 0.0% (C)
ASML Holding NV
Strike Price $70.00
Expires 02/16/2013	$2,700	14,445
ASML Holding NV
Strike Price $70.00
Expires 05/18/2013	1,100	8,305
ASML Holding NV
Strike Price $75.00
Expires 02/16/2013	500	850
Cymer, Inc.
Strike Price $100.00
Expires 05/18/2013	300	2,820
Freeport-McMoRan Copper & Gold, Inc.
Strike Price $35.00
Expires 02/16/2013	1,400	1,204
Freeport-McMoRan Copper & Gold, Inc.
Strike Price $35.00
Expires 05/18/2013	2,300	5,037
Freeport-McMoRan Copper & Gold, Inc.
Strike Price $36.00
Expires 05/18/2013	4,100	6,929
Put Options - 0.3%
ASML Holding NV
Strike Price $70.00
Expires 03/16/2013	1,900	1,948

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Notional Amount		Value
PURCHASED OPTIONS (continued)
Put Options (continued)
Caribou Coffee Company, Inc. (D)
Strike Price $15.00
Expires 02/16/2013		$14,000	$700
Cymer, Inc.
Strike Price $85.00
Expires 02/16/2013		700	560
Cymer, Inc.
Strike Price $85.00
Expires 03/16/2013		4,400	11,220
Cymer, Inc.
Strike Price $85.00
Expires 05/18/2013		12,000	41,400
Cymer, Inc.
Strike Price $90.00
Expires 03/16/2013		1,700	5,440
Freeport-McMoRan Copper & Gold, Inc.
Strike Price $31.00
Expires 02/16/2013		3,500	105
MAP Pharmaceuticals, Inc.
Strike Price $20.00
Expires 03/16/2013		3,800	380
MAP Pharmaceuticals, Inc.
Strike Price $20.00
Expires 06/22/2013		7,000	1,400
MAP Pharmaceuticals, Inc.
Strike Price $22.50
Expires 03/16/2013		13,200	2,640
McMoRan Exploration Co.
Strike Price $14.00
Expires 02/16/2013		11,100	444
MetroPCS Communications, Inc.
Strike Price $10.00
Expires 05/18/2013		144,000	115,200
priceline.com, Inc.
Strike Price $575.00
Expires 04/20/2013		200	1,540
PVH Corp.
Strike Price $110.00
Expires 03/16/2013		300	368
Robbins & Myers, Inc.
Strike Price $55.00
Expires 03/16/2013		1,300	1,105
Robbins & Myers, Inc.
Strike Price $55.00
Expires 04/20/2013		1,700	1,530
SPDR S&P 500 ETF Trust
Strike Price $142.00
Expires 03/16/2013		6,000	5,040
Stifel Financial Corp. (D)
Strike Price $30.00
Expires 02/16/2013		2,000	250
Stifel Financial Corp. (D)
Strike Price $30.00
Expires 04/20/2013		1,600	360
TNT Express NV
Strike Price EUR6.00
Expires 02/15/2013	EUR	1,300	706
TNT Express NV
Strike Price EUR6.40
Expires 02/15/2013		11,700	12,232

	Notional Amount	Value
PURCHASED OPTIONS (continued)
Put Options (continued)
TNT Express NV
Strike Price EUR6.80
Expires 02/15/2013	EUR 6,300	$11,291
TNT Express NV
Strike Price EUR7.00
Expires 02/15/2013	10,700	20,340
TNT Express NV
Strike Price EUR7.20
Expires 02/15/2013	19,200	40,669

Total Purchased Options (cost $329,533)		316,458

	Principal	Value
REPURCHASE AGREEMENT - 21.1%
State Street Bank & Trust Co. 0.03% (E), dated 01/31/2013, to be repurchased at $24,485,360 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $24,976,897.	$24,485,340	24,485,340

Total Repurchase Agreement (cost $24,485,340)		24,485,340

Total Investment Securities (cost $108,360,485) (F)		110,401,404
Other Assets and Liabilities - Net		5,686,060

Net Assets		$116,087,464

	Shares	Value
SECURITIES SOLD SHORT - (16.6%)
COMMON STOCKS - (15.0%)
Air Freight & Logistics - 0.0% (C)
TNT Express NV	(5,300)	$(40,724)
Capital Markets - 0.0% (C)
Stifel Financial Corp. (A)	(29)	(1,068)
Chemicals - (0.6%)
PolyOne Corp.	(29,608)	(646,639)
Commercial Banks - (4.3%)
Columbia Banking System, Inc.	(27,562)	(556,752)
FirstMerit Corp.	(71,825)	(1,093,895)
M&T Bank Corp.	(32,370)	(3,324,075)
Construction & Engineering - (0.8%)
Chicago Bridge & Iron Co. NV	(18,305)	(930,077)
Diversified Financial Services - (1.3%)
IntercontinentalExchange, Inc. (A)	(10,836)	(1,503,495)
Health Care Providers & Services - (2.0%)
Aetna, Inc.	(47,410)	(2,286,584)
Insurance - (1.3%)
Markel Corp. (A)	(3,267)	(1,555,517)
Metals & Mining - (1.7%)
B2Gold Corp. (A)	(82,355)	(317,068)
Freeport-McMoRan Copper & Gold, Inc.	(46,786)	(1,649,206)
Oil, Gas & Consumable Fuels - (0.4%)
Celtic Exploration, Ltd. (A)	(111,150)	(518,195)
Semiconductors & Semiconductor Equipment - (1.1%)
ASML Holding NV	(16,563)	(1,243,716)
Textiles, Apparel & Luxury Goods - (1.5%)
PVH Corp.	(14,887)	(1,769,618)

Total Common Stocks (proceeds $(15,914,612))		(17,436,629)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
INVESTMENT COMPANY - (1.6%)
Capital Markets - (1.6%)
SPDR S&P 500 ETF Trust	(12,079)	$(1,808,227)

Total Investment Company (proceeds $(1,783,916))		(1,808,227)

Total Securities Sold Short (proceeds $(17,698,528))		(19,244,856)

	Notional Amount	Value
WRITTEN OPTIONS - (0.2%)
Call Options - (0.2%)
ASML Holding NV
Strike Price $77.50
Expires 02/16/2013	$1,000	(600)
Cymer, Inc.
Strike Price $95.00
Expires 05/18/2013	6,600	(87,120)
Cymer, Inc.
Strike Price $100.00
Expires 02/16/2013	700	(4,200)
Cymer, Inc.
Strike Price $100.00
Expires 05/18/2013	2,400	(22,560)
Cymer, Inc.
Strike Price $105.00
Expires 05/18/2013	2,400	(14,880)
Freeport-McMoRan Copper & Gold, Inc.
Strike Price $34.00
Expires 02/16/2013	2,600	(4,030)
MAP Pharmaceuticals, Inc.
Strike Price $25.00
Expires 03/16/2013	13,300	(665)
MAP Pharmaceuticals, Inc.
Strike Price $25.00
Expires 06/22/2013	17,000	(850)
McMoRan Exploration Co
Strike Price $16.00
Expires 02/16/2013	6,700	(435)
MetroPCS Communications, Inc.
Strike Price $9.00
Expires 02/16/2013	3,300	(3,300)
MetroPCS Communications, Inc.
Strike Price $10.00
Expires 02/16/2013	1,800	(792)
priceline.com, Inc.
Strike Price $670.00
Expires 04/20/2013	200	(9,740)
PVH Corp.
Strike Price $120.00
Expires 03/16/2013	300	(900)
PVH Corp.
Strike Price $125.00
Expires 02/16/2013	1,200	(300)
Sprint Nextel Corp.
Strike Price $5.50
Expires 02/16/2013	11,600	(2,320)
Sprint Nextel Corp.
Strike Price $6.00
Expires 02/16/2013	10,700	(214)
Stifel Financial Corp.
Strike Price $35.00
Expires 02/16/2013	2,000	(4,100)

	Notional Amount		Value
WRITTEN OPTIONS (continued)
Call Options (continued)
Stifel Financial Corp.
Strike Price $35.00
Expires 04/20/2013		$1,600	$(4,480)
TNT Express NV
Strike Price EUR5.00
Expires 02/15/2013	EUR	7,400	(6,531)
TNT Express NV (D)
Strike Price EUR8.80
Expires 02/15/2013		9,400	(128)
Put Options - (0.0%) (C)
ASML Holding NV
Strike Price $60.00
Expires 05/18/2013		$1,000	(800)
ASML Holding NV
Strike Price $62.50
Expires 05/18/2013		2,300	(2,473)
ASML Holding NV
Strike Price $65.00
Expires 05/18/2013		2,400	(3,360)
ASML Holding NV
Strike Price $67.50
Expires 03/16/2013		2,200	(1,265)
ASML Holding NV
Strike Price $70.00
Expires 02/16/2013		800	(220)
MetroPCS Communications, Inc.
Strike Price $8.00
Expires 05/18/2013		144,000	(25,200)
MetroPCS Communications, Inc.
Strike Price $10.00
Expires 02/16/2013		1,800	(657)
SPDR S&P 500 ETF Trust
Strike Price $132.00
Expires 03/16/2013		6,000	(1,380)
SPDR S&P 500 ETF Trust
Strike Price $148.50
Expires 02/01/2013		600	(96)
SPDR S&P 500 ETF Trust
Strike Price $149.00
Expires 02/01/2013		1,200	(300)
SPDR S&P 500 ETF Trust
Strike Price $149.50
Expires 02/01/2013		600	(216)
Sprint Nextel Corp.
Strike Price $5.50
Expires 02/16/2013		15,300	(918)

Total Written Options (premiums $(123,184))			(205,030)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (G)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (H)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Aegis Group PLC (D)	GBP-1M-LIBOR-BBA	11/01/2017	UBS	$1,682,838	$(29,359)	$—	$(29,359)
Flinders Mines, Ltd. (D)	AUD-1M-LIBOR-BBA	01/31/2018	UBS	3,011,075	(6,280)	—	(6,280)
Mikuni Coca-Cola Bottling Co., Ltd. (D)	JPY-1M-LIBOR-BBA	12/04/2017	UBS	38,287	7,029	—	7,029
Nexen, Inc. (D)	USD-1M-LIBOR-BBA	10/02/2017	UBS	113,069	(6,784)	—	(6,784)
Sundance Resources, Ltd. (D)	AUD-1M-LIBOR-BBA	01/31/2018	UBS	1,150,417	—	—	—
Yancoal Australia, Ltd. (D)	AUD-1M-LIBOR-BBA	01/31/2018	UBS	415,729	(13,006)	—	(13,006)
Yancoal Australia, Ltd. - CVR (D)	AUD-1M-LIBOR-BBA	01/31/2018	UBS	691,957	14,431	—	14,431

					$(33,969)	$—	$(33,969)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (H)

Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums (Received)	Unrealized (Depreciation)
Coca-Cola Central Japan Co., Ltd. (D)	JPY-1M-LIBOR-BBA	12/04/2017	UBS	$30,181	$(4,671)	$(30)	$(4,641)

FORWARD FOREIGN CURRENCY CONTRACTS: (G)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	GSC	10,000	03/15/2013	$10,424	$(30)
AUD	GSC	27,000	03/15/2013	27,833	230
AUD	GSC	17,000	03/15/2013	17,788	(118)
AUD	GSC	40,000	03/15/2013	41,700	(125)
AUD	GSC	40,000	03/15/2013	41,776	(200)
AUD	GSC	68,000	03/15/2013	71,371	(693)
AUD	GSC	40,000	03/15/2013	42,075	(500)
AUD	GSC	6,000	03/15/2013	6,306	(70)
AUD	GSC	60,000	03/15/2013	63,058	(695)
AUD	GSC	115,000	03/15/2013	120,906	(1,377)
AUD	GSC	(2,780,000)	03/15/2013	(2,904,469)	14,984
AUD	GSC	(60,000)	03/15/2013	(62,560)	197
AUD	GSC	(12,000)	03/15/2013	(12,425)	(48)
AUD	GSC	(4,000)	03/15/2013	(4,130)	(28)
AUD	GSC	(260,000)	03/15/2013	(268,792)	(1,447)
AUD	GSC	(44,000)	03/15/2013	(45,904)	171
AUD	GSC	(25,000)	03/15/2013	(26,157)	173
AUD	GSC	(40,000)	03/15/2013	(42,179)	604
AUD	GSC	5,000	03/15/2013	5,228	(31)
AUD	GSC	52,000	03/15/2013	54,595	(547)
AUD	GSC	100,000	03/15/2013	104,450	(512)
AUD	GSC	45,000	03/15/2013	47,267	(495)
AUD	GSC	(40,000)	03/15/2013	(41,489)	(86)
AUD	GSC	45,000	03/15/2013	47,144	(371)
AUD	GSC	5,000	03/15/2013	5,230	(33)
CAD	GSC	6,200,000	03/15/2013	6,282,534	(72,256)
CAD	GSC	6,120,000	03/15/2013	6,172,310	(42,165)
CAD	GSC	9,000	03/15/2013	9,031	(16)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (G)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CAD	GSC	20,000	03/15/2013	$20,242	$(209)
CAD	GSC	250,000	03/15/2013	253,286	(2,872)
CAD	GSC	110,000	03/15/2013	111,656	(1,474)
CAD	GSC	(23,429,006)	03/15/2013	(23,694,192)	226,346
CAD	GSC	(8,000)	03/15/2013	(8,092)	79
CAD	GSC	(320,000)	03/15/2013	(324,656)	4,125
CAD	GSC	(120,000)	03/15/2013	(121,436)	1,237
CAD	GSC	(55,000)	03/15/2013	(55,732)	641
CAD	GSC	(30,000)	03/15/2013	(30,323)	274
CAD	GSC	(35,000)	03/15/2013	(35,384)	326
CAD	GSC	(35,000)	03/15/2013	(35,181)	123
CAD	GSC	(15,000)	03/15/2013	(15,044)	19
CAD	GSC	(36,000)	03/15/2013	(36,183)	124
CAD	GSC	(300,000)	03/15/2013	(304,338)	3,841
CAD	GSC	(320,000)	03/15/2013	(324,857)	4,326
CAD	GSC	(24,000)	03/15/2013	(24,339)	299
CAD	GSC	(30,000)	03/15/2013	(30,381)	332
CAD	GSC	(25,000)	03/15/2013	(25,347)	305
CAD	GSC	(27,000)	03/15/2013	(27,178)	133
CAD	GSC	(95,000)	03/15/2013	(95,583)	425
CAD	GSC	(70,000)	03/15/2013	(69,979)	(137)
CAD	GSC	(60,000)	03/15/2013	(59,749)	(350)
CAD	GSC	(40,000)	03/15/2013	(39,656)	(410)
CAD	GSC	20,000	03/15/2013	20,259	(226)
CAD	GSC	25,000	03/15/2013	24,945	97
CAD	GSC	(14,000)	03/15/2013	(13,897)	(126)
CAD	GSC	(3,000)	03/15/2013	(3,008)	3
EUR	GSC	420,000	03/15/2013	556,962	13,456
EUR	GSC	37,000	03/15/2013	49,037	1,214
EUR	GSC	53,000	03/15/2013	69,919	2,062
EUR	GSC	33,000	03/15/2013	43,558	1,261
EUR	GSC	18,000	03/15/2013	23,814	632
EUR	GSC	20,000	03/15/2013	26,362	800
EUR	GSC	20,000	03/15/2013	26,238	925
EUR	GSC	100,000	03/15/2013	130,846	4,967
EUR	GSC	125,000	03/15/2013	163,973	5,794
EUR	GSC	20,000	03/15/2013	26,170	992
EUR	GSC	90,000	03/15/2013	119,329	2,904
EUR	GSC	100,000	03/15/2013	133,490	2,324
EUR	GSC	630,000	03/15/2013	842,643	12,982
EUR	GSC	90,000	03/15/2013	119,678	2,554
EUR	GSC	44,000	03/15/2013	58,665	1,093
EUR	GSC	80,000	03/15/2013	106,584	2,067
EUR	GSC	(2,656,000)	03/15/2013	(3,455,501)	(151,708)
EUR	GSC	(5,000)	03/15/2013	(6,509)	(282)
EUR	GSC	(28,000)	03/15/2013	(36,659)	(1,368)
EUR	GSC	(55,000)	03/15/2013	(72,456)	(2,242)
EUR	GSC	(22,000)	03/15/2013	(29,041)	(838)
EUR	GSC	(40,000)	03/15/2013	(52,265)	(2,060)
EUR	GSC	(2,000)	03/15/2013	(2,654)	(62)
EUR	GSC	(150,000)	03/15/2013	(200,648)	(3,073)
EUR	GSC	145,000	03/15/2013	189,734	7,196
EUR	GSC	(50,000)	03/15/2013	(67,265)	(642)
EUR	GSC	(15,000)	03/15/2013	(20,231)	(141)
EUR	GSC	450,000	03/15/2013	592,766	18,395
EUR	GSC	31,000	03/15/2013	41,034	1,068
HKD	GSC	(5,000,000)	03/15/2013	(644,942)	126
HKD	GSC	(170,000)	03/15/2013	(21,931)	7
HKD	GSC	(120,000)	03/15/2013	(15,480)	5
HKD	GSC	(135,000)	03/15/2013	(17,412)	2
HKD	GSC	(130,000)	03/15/2013	(16,760)	(5)
HKD	GSC	(120,000)	03/15/2013	(15,469)	(7)
HKD	GSC	(140,000)	03/15/2013	(18,048)	(7)
HKD	GSC	(130,000)	03/15/2013	(16,763)	(2)
JPY	GSC	170,000	03/15/2013	1,957	(97)
JPY	GSC	(72,676,000)	03/15/2013	(882,955)	87,972
JPY	GSC	(1,900,000)	03/15/2013	(23,044)	2,260

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (G)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	GSC	(750,000)	03/15/2013	$(8,955)	$751
JPY	GSC	(700,000)	03/15/2013	(8,300)	643
JPY	GSC	(8,980,000)	03/15/2013	(101,523)	3,293
JPY	GSC	(8,900,000)	03/15/2013	(99,049)	1,694
JPY	GSC	(770,000)	03/15/2013	(8,559)	137
JPY	GSC	(13,500,000)	03/15/2013	(152,166)	4,493
JPY	GSC	(14,500,000)	03/15/2013	(163,548)	4,937
JPY	GSC	16,400,000	03/15/2013	196,403	(17,008)
JPY	GSC	(9,300,000)	03/15/2013	(102,560)	830
JPY	GSC	(350,000)	03/15/2013	(3,843)	14
JPY	GSC	(500,000)	03/15/2013	(5,475)	5
MXN	SSB	(387,560)	02/05/2013	(30,409)	(58)
MXN	SSB	(664,363)	02/05/2013	(52,109)	(117)
MXN	SSB	(90,374)	02/05/2013	(7,093)	(12)
MXN	SSB	(2,039,424)	02/05/2013	(160,161)	(162)
MXN	SSB	(581,309)	02/05/2013	(45,623)	(75)
MXN	SSB	(311,986)	02/06/2013	(24,595)	71
MXN	SSB	(92,110)	02/06/2013	(7,262)	22
MXN	SSB	(330,781)	02/06/2013	(26,087)	87
MYR	GSC	1,100,000	03/15/2013	360,632	(7,681)
MYR	GSC	542,636	03/15/2013	177,506	(3,393)
MYR	GSC	(1,625,636)	03/15/2013	(529,782)	8,172
MYR	GSC	(17,000)	03/15/2013	(5,526)	71
NOK	GSC	(1,260,000)	03/15/2013	(224,225)	(6,016)
NOK	GSC	(940,000)	03/15/2013	(168,497)	(3,270)
SGD	GSC	70,000	03/15/2013	57,468	(911)
SGD	GSC	170,000	03/15/2013	138,567	(1,216)
SGD	GSC	136,000	03/15/2013	110,681	(801)
SGD	GSC	165,000	03/15/2013	134,205	(893)
SGD	GSC	96,000	03/15/2013	78,380	(817)
SGD	GSC	60,000	03/15/2013	48,936	(459)
SGD	GSC	20,000	03/15/2013	16,357	(198)
SGD	GSC	240,000	03/15/2013	195,598	(1,691)
SGD	GSC	(1,713,000)	03/15/2013	(1,402,706)	18,693
SGD	GSC	(20,000)	03/15/2013	(16,391)	232
SGD	GSC	5,000	03/15/2013	4,093	(53)
SGD	GSC	376,000	03/15/2013	303,948	(160)

					$141,445

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of January 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
GSC	$ 141,689	$ —	$ 141,689
SSB	(244)	—	(244)
UBS	(38,640)	6,730,149	6,691,509

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open options and securities sold short transactions. Total value of securities segregated as collateral for open options and securities sold short transactions is $20,424,550.
(C)	Percentage rounds to less than 0.1%.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $2,312,277, or 1.99% of the fund’s net assets, and total aggregate market value of fair valued derivatives is $(38,768), or (0.03)% of the fund’s net assets.
(E)	Rate shown reflects the yield at January 31, 2013.
(F)	Aggregate cost for federal income tax purposes is $108,360,485. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,340,063 and $1,299,144, respectively. Net unrealized appreciation for tax purposes is $2,040,919.
(G)	Cash in the amount of $6,730,149 has been segregated by the custodian with the broker as collateral for open swap and/or forward foreign currency contracts.
(H)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

DEFINITIONS:

BBA	British Bankers’ Association
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
GSC	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
SPDR	Standard & Poor’s Depositary Receipt
SSB	State Street Bank & Trust Co.
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	United States Dollar

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$78,924,452	$6,675,154	$—	$85,599,606
Purchased Options	315,148	1,310	—	316,458
Repurchase Agreement	—	24,485,340	—	24,485,340

Total Investment Securities	$79,239,600	$31,161,804	$—	$110,401,404

Securities Sold Short
Common Stocks	$(17,395,905)	$(40,724)	$—	$(17,436,629)
Investment Companies	(1,808,227)	—	—	(1,808,227)

Total Securities Sold Short	$(19,204,132)	$(40,724)	$—	$(19,244,856)

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (J)	$—	$476,617	$—	$476,617
Total Return Swap Agreements (J)	—	21,460	—	21,460

Total Other Financial Instruments in Assets	$—	$498,077	$—	$498,077

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (J)	$—	$(335,172)	$—	$(335,172)
Total Return Swap Agreements (J)	—	(60,070)	—	(60,070)
Written Options	(204,902)	(128)	—	(205,030)

Total Other Financial Instruments in Liabilities	$(204,902)	$(395,370)	$—	$(600,272)

Other Assets	$—	$—	$23,686	$23,686

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(J)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY (continued)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 (K)
Other Assets	$101,629	$—	$—	$—	$—	$(77,943)	$—	$—	$23,686	$(77,943)

(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 50.9%
Transamerica Core Bond (A)	19,887,289	$211,401,879
Transamerica Emerging Markets Debt (A)	1,766,968	20,602,847
Transamerica Flexible Income (A)	1,843,240	17,437,052
Transamerica High Yield Bond (A)	3,082,781	30,457,880
Transamerica International Bond (A)	1,063,355	10,676,082
Transamerica Money Market (A)	5,063,471	5,063,471
Transamerica Short-Term Bond (A)	8,916,636	91,841,349
Transamerica Total Return (A)	19,950,817	214,670,789
Global/International Equity - 4.8%
Transamerica Developing Markets Equity (A)	599,228	6,939,056
Transamerica Emerging Markets Equity (A)	79,806	820,407
Transamerica International (A)	777,079	7,452,191
Transamerica International Equity (A)	160,074	2,532,371
Transamerica International Equity Opportunities (A)	808,070	6,278,707
Transamerica International Small Cap (A)	626,520	5,287,828
Transamerica International Value Opportunities (A)	722,253	6,753,065
Transamerica Value (A)	826,598	20,375,633
Inflation-Protected Securities - 5.9%
Transamerica Real Return TIPS (A)	6,401,453	69,455,766
Tactical and Specialty - 14.4%
Transamerica Arbitrage Strategy (A)	1,992,563	19,825,999
Transamerica Bond (A)	6,771,702	73,337,530
Transamerica Commodity Strategy (A) (B)	1,177,235	11,407,408
Transamerica Global Allocation (A)	1,985,129	21,876,124
Transamerica Global Macro (A) (B)	1,645,907	9,496,883
Transamerica Global Real Estate Securities (A)	82,041	1,068,997
Transamerica Long/Short Strategy (A) (B)	1,186,428	9,989,724
Transamerica Managed Futures Strategy (A) (B)	2,303,490	23,357,389
U.S. Equity - 24.1%
Transamerica Capital Growth (A)	1,204,864	13,627,017
Transamerica Diversified Equity (A)	3,240,773	46,829,165
Transamerica Dividend Focused (A) (B)	3,858,321	39,509,207
Transamerica Growth (A)	3,571,950	45,649,522
Transamerica Growth Opportunities (A)	1,782,194	16,627,872
Transamerica Large Cap Growth (A)	304,649	3,174,446
Transamerica Large Cap Value (A)	4,714,844	57,049,612
Transamerica Mid Cap Value (A)	651,336	9,007,981
Transamerica Select Equity (A)	3,301,785	40,050,649
Transamerica Small Cap Growth (A)	837,351	8,323,266
Transamerica Small Cap Value (A)	442,203	4,709,463
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	7,088	68,118

Total Investment Companies (cost $1,081,647,838)		1,183,032,745

Total Investment Securities (cost $1,081,647,838) (G)		1,183,032,745
Other Assets and Liabilities - Net		(1,147,189)

Net Assets		$1,181,885,556

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Restricted security. At January 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Security	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 70,876	$ 68,118	0.01%

			$ 70,876	$ 68,118	0.01%

(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $68,118, or 0.01% of the fund’s net assets.
(F)	Illiquid. Total aggregate market value of illiquid securities is $68,118, or 0.01% of the fund’s net assets.
(G)	Aggregate cost for federal income tax purposes is $1,081,647,838. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $105,637,937 and $4,253,030, respectively. Net unrealized appreciation for tax purposes is $101,384,907.

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Investment Companies	$ 1,182,964,627	$ —	$ 68,118	$ 1,183,032,745

Total Investment Securities	$ 1,182,964,627	$ —	$ 68,118	$ 1,183,032,745

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases (I)	Sales (J)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 (K)
Investment Companies	$ 208,417	$ —	$ (135,851)	$ —	$ (1,689)	$ (2,759)	$ —	$ —	$ 68,118	$ (2,759)

(I)	Purchases include all purchases of securities and securities received in corporate actions.
(J)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 0.0% (A)
Transamerica Money Market (B)	60,265	$60,265
Global/International Equity - 16.9%
Transamerica Developing Markets Equity (B)	4,633,282	53,653,411
Transamerica Emerging Markets Equity (B)	1,148,141	11,802,893
Transamerica International (B)	3,771,331	36,167,065
Transamerica International Equity (B)	2,371,529	37,517,581
Transamerica International Equity Opportunities (B)	1,256,515	9,763,120
Transamerica International Small Cap (B)	2,170,240	18,316,825
Transamerica International Value Opportunities (B)	2,352,474	21,995,628
Transamerica Value (B)	1,921,559	47,366,442
Tactical and Specialty - 8.0%
Transamerica Arbitrage Strategy (B)	265,392	2,640,646
Transamerica Commodity Strategy (B) (C)	1,973,347	19,121,736
Transamerica Global Allocation (B)	996,570	10,982,203
Transamerica Global Real Estate Securities (B)	2,931,500	38,197,442
Transamerica Managed Futures Strategy (B)	4,118,116	41,757,701
U.S. Equity - 75.2%
Transamerica Capital Growth (B)	6,169,662	69,778,882
Transamerica Diversified Equity (B) (C)	10,304,399	148,898,567
Transamerica Dividend Focused (B) (C)	14,345,856	146,901,566
Transamerica Growth (B)	11,415,417	145,889,030
Transamerica Growth Opportunities (B)	4,849,801	45,248,639
Transamerica Large Cap Growth (B)	979,267	10,203,966
Transamerica Large Cap Value (B)	17,600,246	212,962,978
Transamerica Mid Cap Value (B)	4,441,084	61,420,193
Transamerica Select Equity (B)	12,547,327	152,199,081
Transamerica Small Cap Growth (B)	2,798,854	27,820,609
Transamerica Small Cap Value (B)	2,929,806	31,202,431
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	23,691	227,686

Total Investment Companies (cost $1,156,661,697)		1,402,096,586

Total Investment Securities (cost $1,156,661,697) (H)		1,402,096,586
Other Assets and Liabilities - Net		(1,729,166)

Net Assets		$1,400,367,420

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $227,686, or 0.02% of the fund’s net assets.
(F)	Illiquid. Total aggregate market value of illiquid securities is $227,686, or 0.02% of the fund’s net assets.
(G)	Restricted security. At January 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Security	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 236,906	$ 227,686	0.02%

			$ 236,906	$ 227,686	0.02%

(H)	Aggregate cost for federal income tax purposes is $1,156,661,697. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $247,181,483 and $1,746,594, respectively. Net unrealized appreciation for tax purposes is $245,434,889.

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Investment Companies	$ 1,401,868,900	$ —	$ 227,686	$ 1,402,096,586

Total Investment Securities	$ 1,401,868,900	$ —	$ 227,686	$ 1,402,096,586

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases (J)	Sales (K)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 (L)
Investment Companies	$ 696,641	$ —	$ (454,088)	$ —	$ (5,647)	$ (9,220)	$ —	$ —	$ 227,686	$ (9,220)

(J)	Purchases include all purchases of securities and securities received in corporate actions.
(K)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 16.8%
Transamerica Core Bond (A)	15,906,439	$169,085,443
Transamerica Emerging Markets Debt (A)	1,666,454	19,430,856
Transamerica High Yield Bond (A)	4,642,225	45,865,182
Transamerica International Bond (A)	1,779,332	17,864,493
Transamerica Short-Term Bond (A)	6,508	67,032
Transamerica Total Return (A)	21,467,716	230,992,627
Global/International Equity - 11.6%
Transamerica Developing Markets Equity (A)	4,861,823	56,299,911
Transamerica Emerging Markets Equity (A)	1,386,931	14,257,648
Transamerica International (A)	6,920,772	66,370,201
Transamerica International Equity (A)	2,015,082	31,878,604
Transamerica International Equity Opportunities (A)	2,114,907	16,432,829
Transamerica International Small Cap (A)	3,359,871	28,357,314
Transamerica International Value Opportunities (A)	3,997,455	37,376,205
Transamerica Value (A)	3,373,958	83,168,062
Inflation-Protected Securities - 2.5%
Transamerica Real Return TIPS (A)	6,651,630	72,170,188
Tactical and Specialty - 11.9%
Transamerica Arbitrage Strategy (A)	2,656,556	26,432,731
Transamerica Bond (A)	4,708,505	50,993,114
Transamerica Commodity Strategy (A)	5,239,380	50,769,593
Transamerica Global Allocation (A)	6,403,470	70,566,240
Transamerica Global Real Estate Securities (A)	4,389,436	57,194,352
Transamerica Managed Futures Strategy (A)	8,702,677	88,245,149
U.S. Equity - 57.3%
Transamerica Capital Growth (A)	8,211,093	92,867,466
Transamerica Diversified Equity (A)	16,358,285	236,377,220
Transamerica Dividend Focused (A) (B)	23,228,084	237,855,579
Transamerica Growth (A)	17,706,917	226,294,399
Transamerica Growth Opportunities (A)	9,737,447	90,850,379
Transamerica Large Cap Growth (A)	1,488,914	15,514,487
Transamerica Large Cap Value (A)	28,448,068	344,221,620
Transamerica Mid Cap Value (A)	7,279,011	100,668,725
Transamerica Select Equity (A)	19,846,461	240,737,569
Transamerica Small Cap Growth (A)	2,587,468	25,719,435
Transamerica Small Cap Value (A)	3,725,750	39,679,242
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	21,600	207,589

Total Investment Companies (cost $2,485,229,004)		2,884,811,484

Total Investment Securities (cost $2,485,229,004) (G)		2,884,811,484
Other Assets and Liabilities - Net		(3,340,918)

Net Assets		$2,881,470,566

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $207,589, or 0.01% of the fund’s net assets.
(E)	Illiquid. Total aggregate market value of illiquid securities is $207,589, or 0.01% of the fund’s net assets.
(F)	Restricted security. At January 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Security	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$215,996	$207,589	0.01%

			$215,996	$207,589	0.01%

(G)	Aggregate cost for federal income tax purposes is $2,485,229,004. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $403,199,466 and $3,616,986, respectively. Net unrealized appreciation for tax purposes is $399,582,480.

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Investment Companies	$ 2,884,603,895	$ —	$ 207,589	$ 2,884,811,484

Total Investment Securities	$ 2,884,603,895	$ —	$ 207,589	$ 2,884,811,484

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases (I)	Sales (J)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 (K)
Investment Companies	$ 635,151	$ —	$ (414,007)	$ —	$ (5,148)	$ (8,407)	$ —	$ —	$ 207,589	$ (8,407)

(I)	Purchases include all purchases of securities and securities received in corporate actions.
(J)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 33.6%
Transamerica Core Bond (A)	16,733,410	$177,876,153
Transamerica Emerging Markets Debt (A)	2,648,362	30,879,896
Transamerica Flexible Income (A)	4,408,690	41,706,211
Transamerica High Yield Bond (A)	3,531,276	34,889,006
Transamerica International Bond (A)	2,366,816	23,762,831
Transamerica Money Market (A)	3,559,424	3,559,424
Transamerica Short-Term Bond (A)	12,928,837	133,167,023
Transamerica Total Return (A)	24,540,354	264,054,210
Global/International Equity - 6.9%
Transamerica Developing Markets Equity (A)	1,721,615	19,936,307
Transamerica Emerging Markets Equity (A)	244,994	2,518,539
Transamerica International (A)	2,368,509	22,713,998
Transamerica International Equity (A)	723,181	11,440,725
Transamerica International Equity Opportunities (A)	2,172,611	16,881,188
Transamerica International Small Cap (A)	1,760,293	14,856,870
Transamerica International Value Opportunities (A)	1,866,178	17,448,763
Transamerica Value (A)	1,632,293	40,236,015
Inflation-Protected Securities - 3.4%
Transamerica Real Return TIPS (A)	6,637,966	72,021,927
Tactical and Specialty - 13.3%
Transamerica Arbitrage Strategy (A)	3,391,520	33,745,623
Transamerica Bond (A)	8,315,182	90,053,422
Transamerica Commodity Strategy (A) (B)	3,015,181	29,217,104
Transamerica Global Allocation (A)	3,962,368	43,665,292
Transamerica Global Macro (A) (B)	2,180,295	12,580,303
Transamerica Global Real Estate Securities (A)	1,232,416	16,058,380
Transamerica Long/Short Strategy (A) (B)	1,675,255	14,105,647
Transamerica Managed Futures Strategy (A) (B)	4,244,803	43,042,307
U.S. Equity - 42.9%
Transamerica Capital Growth (A)	3,904,202	44,156,529
Transamerica Diversified Equity (A) (B)	10,739,133	155,180,477
Transamerica Dividend Focused (A) (B)	11,573,677	118,514,450
Transamerica Growth (A)	11,467,355	146,552,802
Transamerica Growth Opportunities (A)	5,199,905	48,515,116
Transamerica Large Cap Growth (A)	925,301	9,641,637
Transamerica Large Cap Value (A)	14,664,291	177,437,924
Transamerica Mid Cap Value (A)	3,318,220	45,890,986
Transamerica Select Equity (A)	9,933,713	120,495,941
Transamerica Small Cap Growth (A)	1,612,185	16,025,122
Transamerica Small Cap Value (A)	2,263,909	24,110,632
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	13,381	128,601

Total Investment Companies (cost $1,871,963,285)		2,117,067,381

Total Investment Securities (cost $1,871,963,285) (G)		2,117,067,381
Other Assets and Liabilities - Net		(2,676,665)

Net Assets		$2,114,390,716

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Restricted security. At January 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Security	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$ 133,809	$ 128,601	0.01%

			$ 133,809	$ 128,601	0.01%

(E)	Illiquid. Total aggregate market value of illiquid securities is $128,601, or 0.01% of the fund’s net assets.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $128,601, or 0.01% of the fund’s net assets.
(G)	Aggregate cost for federal income tax purposes is $1,871,963,285. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $256,188,959 and $11,084,863, respectively. Net unrealized appreciation for tax purposes is $245,104,096.

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Investment Companies	$ 2,116,938,780	$ —	$ 128,601	$ 2,117,067,381

Total Investment Securities	$ 2,116,938,780	$ —	$ 128,601	$ 2,117,067,381

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases (I)	Sales (J)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 (K)
Investment Companies	$ 393,474	$ —	$ (256,476)	$ —	$ (3,189)	$ (5,208)	$ —	$ —	$ 128,601	$ (5,208)

(I)	Purchases include all purchases of securities and securities received in corporate actions.
(J)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 8.5%
United States - 8.5%
U.S. Treasury Note
0.25%, 03/31/2014 - 10/15/2015		$47,845,000	$47,815,497
0.88%, 01/31/2017		19,905,000	20,085,379

Total U.S. Government Obligations (cost $67,758,162)			67,900,876

U.S. GOVERNMENT AGENCY OBLIGATION - 4.5%
United States - 4.5%
Fannie Mae
3.50%, 06/01/2042		34,181,977	36,115,209

Total U.S. Government Agency Obligation (cost $35,886,431)			36,115,209

FOREIGN GOVERNMENT OBLIGATIONS - 13.8%
Australia - 0.2%
Queensland Treasury Corp., Series MTN
7.13%, 09/18/2017 - 144A	NZD	1,640,000	1,565,408
Brazil - 1.6%
Brazilian Government International Bond
8.50%, 01/05/2024	BRL	9,100,000	5,209,532
Republic of Brazil
10.25%, 01/10/2028		12,250,000	7,720,265
Canada - 6.1%
Canada Housing Trust No. 1
3.60%, 06/15/2013 - 144A	CAD	19,980,000	20,214,376
Canadian Government Bond
4.25%, 06/01/2018		1,600,000	1,823,397
Province of Ontario Canada
2.95%, 02/05/2015		$15,610,000	16,370,254
4.20%, 03/08/2018 - 06/02/2020	CAD	6,965,000	7,751,254
Province of Quebec Canada
6.75%, 11/09/2015	NZD	2,825,000	2,560,309
Ireland - 0.4%
Ireland Government Bond
5.00%, 10/18/2020	EUR	285,000	409,240
5.40%, 03/13/2025		2,060,000	2,939,664
Italy - 0.1%
Italy Buoni Poliennali del Tesoro
5.75%, 02/01/2033		560,000	844,386
Malaysia - 1.0%
Malaysia Government Bond
3.31%, 10/31/2017	MYR	23,625,000	7,626,990
Mexico - 1.8%
United Mexican States
8.00%, 12/07/2023	MXN	150,800,000	14,650,132
Philippines - 0.4%
Philippine Government International Bond
3.90%, 11/26/2022	PHP	70,000,000	1,849,576
Republic of The Philippines
4.95%, 01/15/2021		50,000,000	1,407,118
Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/2023 - Reg S (A)	EUR	910,000	1,119,626
Spain - 1.4%
Spain Government Bond
4.65%, 07/30/2025		8,860,000	11,180,549
Supranational - 0.4%
Asian Development Bank, Series GMTN
2.50%, 03/15/2016 (A)		$2,845,000	3,013,711

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Uruguay - 0.3%
Uruguay Government International Bond
4.38%, 12/15/2028	UYU	31,002,822	$1,987,589

Total Foreign Government Obligations (cost $99,322,448)			110,243,376

MORTGAGE-BACKED SECURITIES - 5.8%
United States - 5.8%
Banc of America Funding Corp.
Series 2006-I, Class 1A1
2.69%, 12/20/2036 (B)		$178,872	179,812
Banc of America Funding Trust
Series 2005-4, Class 1A3
5.50%, 08/25/2035		800,000	828,946
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-2, Class A4
5.63%, 04/10/2049 (B)		500,000	579,436
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 11A1
3.00%, 01/25/2035 (B)		70,386	67,387
Series 2004-3, Class 2A
2.85%, 07/25/2034 (B)		214,417	207,682
Citicorp Mortgage Securities, Inc.
Series 2006-5, Class 1A2
6.00%, 10/25/2036		261,249	262,396
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-HYB4, Class 2A1
2.73%, 09/20/2034 (B)		553,716	527,374
Series 2005-11, Class 4A1
0.47%, 04/25/2035 (B)		819,275	605,737
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-1, Class 3A4
5.25%, 05/25/2028		293,278	290,240
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4
5.68%, 06/15/2039 (B)		2,410,000	2,766,564
Series 2007-C4, Class A4
5.76%, 09/15/2039 (B)		1,200,000	1,374,368
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)		4,785,000	5,525,206
Series 2008-C1, Class A3
6.06%, 02/15/2041 (B)		1,540,000	1,811,540
CW Capital Cobalt, Ltd.
Series 2006-C1, Class AM
5.25%, 08/15/2048		950,000	1,023,951
Extended Stay America Trust
Series 2013-ESH7, Class D7
5.05%, 12/05/2031 - 144A (B)		5,130,000	5,380,087
GMAC Mortgage Corp., Loan Trust
Series 2005-AR4, Class 3A1
3.58%, 07/19/2035 (B)		1,610,646	1,487,093
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.74%, 12/10/2049		3,100,000	3,601,527
GS Mortgage Securities Corp. II
Series 2007-GG10, Class AM
5.79%, 08/10/2045 (B)		3,110,000	3,066,939
GSR Mortgage Loan Trust
Series 2004-14, Class 3A1
3.12%, 12/25/2034 (B)		283,756	259,405

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
IndyMac Index Mortgage Loan Trust
Series 2005-16IP, Class A1
0.52%, 07/25/2045 (B)	$316,472	$260,149
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class AM
5.46%, 01/15/2049 (B)	400,000	433,430
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2
2.99%, 07/25/2035 (B)	254,246	258,353
Series 2007-A1, Class 5A1
3.03%, 07/25/2035 (B)	834,500	833,417
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class AM
5.86%, 09/12/2049 (B)	650,000	721,100
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.59%, 04/12/2049 (B)	875,000	940,029
Morgan Stanley Mortgage Loan Trust
Series 2005-7, Class 7A5
5.50%, 11/25/2035	1,575,000	1,524,731
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4B
5.79%, 08/12/2045 - 144A (B)	2,900,000	3,266,775
Motel 6 Trust
Series 2012-MTL6, Class D
3.78%, 10/05/2025 - 144A	1,400,000	1,403,030
RALI Trust
Series 2003-QS17, Class CB5
5.50%, 09/25/2033	1,095,000	1,126,153
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class AM
5.60%, 10/15/2048 (B)	2,200,000	2,427,764
WaMu Mortgage Pass-Through Certificates
Series 2006-AR17, Class 1A1A
0.98%, 12/25/2046 (B)	294,573	260,249
Series 2007-OA3, Class 2A1A
0.93%, 04/25/2047 (B)	554,812	513,852
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2
2.62%, 03/25/2035 (B)	786,621	784,630
Series 2005-AR4, Class 2A2
2.70%, 04/25/2035 (B)	1,812,419	1,833,793

Total Mortgage-Backed Securities (cost $39,016,643)		46,433,145

ASSET-BACKED SECURITIES - 0.5%
United States - 0.5%
Chesapeake Funding LLC
Series 2009-2A, Class B
1.96%, 09/15/2021 - 144A (B)	1,000,000	1,008,335
Series 2009-2A, Class C
1.96%, 09/15/2021 - 144A (B)	1,200,000	1,208,446
Countrywide Asset-Backed Certificates
Series 2004-13, Class AF5B
5.10%, 05/25/2035 (B)	625,000	540,433
Diamond Resorts Owner Trust
Series 2009-1, Class A
9.31%, 03/20/2026 - 144A	389,774	405,352

	Principal		Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
DSC Floorplan Master Owner Trust
Series 2011-1, Class B
8.11%, 03/15/2016 - 144A		$850,000	$856,996

Total Asset-Backed Securities (cost $3,594,991)			4,019,562

PREFERRED CORPORATE DEBT SECURITY - 0.2%
United States - 0.2%
Hercules, Inc.
6.50%, 06/30/2029		1,260,000	1,176,525

Total Preferred Corporate Debt Security (cost $1,073,201)			1,176,525

CORPORATE DEBT SECURITIES - 51.7%
Australia - 0.6%
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 - 144A		4,795,000	4,915,436
Austria - 0.8%
OGX Austria GmbH
8.38%, 04/01/2022 - 144A		6,100,000	5,474,750
8.50%, 06/01/2018 - 144A (A)		800,000	746,000
Belgium - 0.1%
Delhaize Group SA
5.70%, 10/01/2040 (A)		500,000	482,179
Canada - 0.5%
Bell Canada, Series MTN
6.10%, 03/16/2035 - 144A	CAD	475,000	567,609
Bombardier, Inc.
7.45%, 05/01/2034 - 144A		$800,000	806,000
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A (A)		2,325,000	1,470,563
Methanex Corp.
3.25%, 12/15/2019		1,050,000	1,055,634
5.25%, 03/01/2022		350,000	382,585
Cayman Islands - 0.3%
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 - 144A (A)		1,045,000	1,170,400
Schahin II Finance Co. SPV, Ltd.
5.88%, 09/25/2022 - 144A (A)		1,400,000	1,477,000
Chile - 0.0% (C)
Banco Santander Chile
6.50%, 09/22/2020 - 144A	CLP	100,000,000	210,630
France - 0.0% (C)
Societe Generale SA
5.20%, 04/15/2021 - 144A (A)		$200,000	223,740
Isle of Man - 0.3%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/2022 (A)		2,450,000	2,484,917
Korea, Republic of - 1.4%
Export-Import Bank of Korea
4.00%, 11/26/2015 - 144A	PHP	386,300,000	10,017,119
Hyundai Capital Services, Inc.
3.50%, 09/13/2017 - 144A		$800,000	846,311
Luxembourg - 3.3%
ArcelorMittal
5.75%, 08/05/2020 (A)		835,000	875,631
6.00%, 03/01/2021 (A)		1,490,000	1,566,194
6.75%, 02/25/2022		175,000	192,462
7.25%, 03/01/2041 (A)		4,715,000	4,706,758
7.50%, 10/15/2039 (A)		6,975,000	7,043,188
Telecom Italia Capital SA
6.00%, 09/30/2034		7,270,000	7,239,655
6.38%, 11/15/2033		4,240,000	4,343,520

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Mexico - 0.7%
America Movil SAB de CV
8.46%, 12/18/2036	MXN	50,000,000	$4,419,761
Mexichem SAB de CV
4.88%, 09/19/2022 - 144A (A)		$800,000	843,000
Netherlands - 2.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017 (A)		1,030,000	1,105,868
3.88%, 02/08/2022 (A)		1,810,000	1,914,406
EDP Finance BV
4.90%, 10/01/2019 - 144A		3,200,000	3,232,000
6.00%, 02/02/2018 - 144A		200,000	211,500
Enel Finance International NV
5.13%, 10/07/2019 - 144A		800,000	859,606
6.00%, 10/07/2039 - 144A		11,290,000	11,047,943
6.80%, 09/15/2037 - 144A		100,000	105,633
Spain - 1.2%
Telefonica Emisiones SAU
7.05%, 06/20/2036		8,925,000	9,902,966
United Kingdom - 1.3%
Barclays Bank PLC, Series EMTN
6.00%, 01/14/2021 - Reg S	EUR	2,950,000	4,344,543
HBOS PLC
6.00%, 11/01/2033 - 144A (A)		$200,000	189,000
HBOS PLC, Series GMTN
6.75%, 05/21/2018 - 144A		3,600,000	3,946,500
Lloyds TSB Bank PLC, Series EMTN
6.50%, 03/24/2020	EUR	1,300,000	1,931,397
United States - 38.9%
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029		$3,050,000	2,379,000
6.50%, 01/15/2028		1,275,000	988,125
Ally Financial, Inc.
4.63%, 06/26/2015		7,195,000	7,555,779
American International Group, Inc.
6.25%, 03/15/2037		4,900,000	5,224,625
8.18%, 05/15/2058 (B)		5,210,000	6,773,000
American Tower Corp.
4.70%, 03/15/2022		3,330,000	3,589,457
Arch Coal, Inc.
7.25%, 06/15/2021 (A)		2,215,000	1,982,425
Aviation Capital Group Corp.
6.75%, 04/06/2021 - 144A		1,055,000	1,145,804
Bank of America Corp.
Series K
8.00%, 01/30/2018 (B) (D)		215,000	242,346
Beazer Homes USA, Inc.
9.13%, 05/15/2019 (A)		1,890,000	2,031,750
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.
8.38%, 02/15/2018 - 144A		830,000	865,275
Braskem America Finance Co.
7.13%, 07/22/2041 - 144A		2,765,000	2,930,900
Bruce Mansfield Unit
6.85%, 06/01/2034		2,599,244	2,837,594
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38%, 06/01/2020		350,000	389,375
CenturyLink, Inc.
Series D
7.20%, 12/01/2025		595,000	623,647
Series P
7.60%, 09/15/2039		5,870,000	5,995,342

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
CenturyLink, Inc. (continued)
Series U
7.65%, 03/15/2042		$880,000	$905,610
Chesapeake Energy Corp.
6.63%, 08/15/2020 (A)		75,000	82,313
6.88%, 08/15/2018 (A)		500,000	530,000
6.88%, 11/15/2020		490,000	539,000
CHS/Community Health Systems, Inc.
8.00%, 11/15/2019 (A)		2,675,000	2,935,812
Citigroup, Inc.
6.00%, 10/31/2033		11,785,000	12,714,931
CommScope, Inc.
8.25%, 01/15/2019 - 144A		635,000	693,737
ConAgra Foods, Inc.
6.63%, 08/15/2039 - 144A		3,060,000	3,817,319
Continental Airlines Pass-Through Trust
Series 2001-1, Class A1
6.70%, 06/15/2021		688,166	751,822
Series 2012-1, Class B
6.25%, 04/11/2020		300,000	319,500
Series 2012-2, Class B
5.50%, 10/29/2020		840,000	877,800
CVS Pass-Through Trust
6.94%, 01/10/2030		1,172,508	1,444,921
DDR Corp.
7.88%, 09/01/2020		1,585,000	2,014,269
Delta Air Lines, Inc., Pass-Through Trust
Series 2007-1, Class A
6.82%, 08/10/2022		2,132,633	2,412,648
Series 2007-1, Class B
8.02%, 08/10/2022		1,790,431	1,960,522
Dillard’s, Inc.
7.13%, 08/01/2018		990,000	1,128,600
Dynegy Holdings, LLC
7.63%, 10/15/2026 (E)		450,000	—
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
11.25%, 12/01/2018 - 144A (F)		5,513,000	5,237,350
Energy Transfer Partners, LP
5.20%, 02/01/2022 (A)		1,095,000	1,222,363
First Data Corp.
6.75%, 11/01/2020 - 144A		1,275,000	1,310,062
7.38%, 06/15/2019 - 144A		1,285,000	1,352,462
Ford Motor Co.
7.50%, 08/01/2026		115,000	137,713
Forethought Financial Group, Inc.
8.63%, 04/15/2021 - 144A		1,430,000	1,702,169
Frontier Communications Corp.
7.88%, 01/15/2027 (A)		2,160,000	2,214,000
General Electric Capital Corp.
Series A
7.13%, 06/15/2022 (B) (D)		6,600,000	7,568,550
General Electric Capital Corp., Series GMTN
5.50%, 02/01/2017	NZD	230,000	201,131
7.63%, 12/10/2014		320,000	286,136
Goldman Sachs Group, Inc.
6.45%, 05/01/2036		$4,950,000	5,367,914
Goodyear Tire & Rubber Co.
7.00%, 05/15/2022 (A)		620,000	664,950
HCA, Inc.
7.05%, 12/01/2027		105,000	102,900
7.50%, 12/15/2023 - 11/06/2033		3,655,000	3,718,825
7.69%, 06/15/2025		1,545,000	1,622,250
8.36%, 04/15/2024		190,000	209,950
HCA, Inc., Series MTN
7.58%, 09/15/2025		1,020,000	1,055,700
7.75%, 07/15/2036 (A)		125,000	128,750

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021 - 144A		$2,300,000	$2,505,719
International Lease Finance Corp.
5.88%, 04/01/2019		4,345,000	4,696,602
6.25%, 05/15/2019 (A)		610,000	674,050
8.25%, 12/15/2020 (A)		710,000	869,750
8.63%, 01/15/2022 (A)		3,555,000	4,514,850
JC Penney Corp., Inc.
6.38%, 10/15/2036 (A)		2,232,000	1,690,740
7.40%, 04/01/2037 (A)		1,355,000	1,139,894
7.63%, 03/01/2097 (A)		430,000	334,325
Jefferies Group, Inc.
5.13%, 01/20/2023 (A)		965,000	989,815
6.25%, 01/15/2036		3,210,000	3,289,062
6.45%, 06/08/2027 (A)		275,000	298,375
6.50%, 01/20/2043		1,945,000	1,980,092
6.88%, 04/15/2021 (A)		1,385,000	1,578,900
KB Home
7.25%, 06/15/2018		945,000	1,048,950
7.50%, 09/15/2022 (A)		2,210,000	2,475,200
8.00%, 03/15/2020 (A)		1,280,000	1,483,200
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
7.38%, 10/01/2017 - 144A		1,020,000	1,053,150
Level 3 Financing, Inc.
8.63%, 07/15/2020 (A)		985,000	1,103,200
9.38%, 04/01/2019 (A)		100,000	113,000
Mackinaw Power LLC
6.30%, 10/31/2023 - 144A (G) (H)		1,250,348	1,310,835
Macy’s Retail Holdings, Inc.
6.79%, 07/15/2027		1,065,000	1,184,414
Masco Corp.
5.85%, 03/15/2017 (A)		2,440,000	2,676,097
6.50%, 08/15/2032		895,000	914,515
7.13%, 03/15/2020		1,505,000	1,743,154
7.75%, 08/01/2029		360,000	396,772
Meccanica Holdings USA, Inc.
6.25%, 07/15/2019 - 01/15/2040 - 144A		2,700,000	2,447,089
7.38%, 07/15/2039 - 144A		5,400,000	5,004,931
Merrill Lynch & Co., Inc.
6.05%, 05/16/2016 (A)		100,000	111,097
6.11%, 01/29/2037		8,010,000	8,926,977
Merrill Lynch & Co., Inc.,
Series MTN
6.05%, 06/01/2034		820,000	874,640
MGM Resorts International
6.75%, 10/01/2020 - 144A (A)		2,180,000	2,289,000
7.50%, 06/01/2016		1,095,000	1,199,025
8.63%, 02/01/2019 (A)		620,000	706,800
Morgan Stanley
5.75%, 01/25/2021 (A)		6,000,000	6,818,034
Morgan Stanley, Series GMTN
5.50%, 01/26/2020 (A)		700,000	781,751
5.50%, 07/24/2020		3,760,000	4,202,026
7.60%, 08/08/2017	NZD	1,350,000	1,209,351
8.00%, 05/09/2017	AUD	2,470,000	2,845,820
New Albertsons, Inc.
7.45%, 08/01/2029		$1,305,000	897,187
7.75%, 06/15/2026		680,000	486,200
8.00%, 05/01/2031 (A)		905,000	628,975
New Albertsons, Inc., Series MTN
6.63%, 06/01/2028		4,210,000	2,715,450
NGC Corp Capital Trust I
8.32%, 06/01/2027 (E)		200,000	—
NGPL PipeCo LLC
7.77%, 12/15/2037 - 144A (A)		1,055,000	1,118,300

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
NLV Financial Corp.
7.50%, 08/15/2033 - 144A	$190,000	$198,900
Northwest Airlines Pass-Through Trust
Series 2007-1, Class A
7.03%, 11/01/2019	5,883,094	6,633,188
Owens Corning, Inc.
7.00%, 12/01/2036	4,585,000	5,222,783
Parker Drilling Co.
9.13%, 04/01/2018	325,000	351,000
PulteGroup, Inc.
6.00%, 02/15/2035	305,000	288,606
6.38%, 05/15/2033	1,850,000	1,900,875
7.88%, 06/15/2032	3,500,000	3,902,500
Qwest Capital Funding, Inc.
6.88%, 07/15/2028 (A)	1,510,000	1,530,020
7.63%, 08/03/2021	1,000,000	1,094,041
Qwest Corp.
6.88%, 09/15/2033	2,770,000	2,776,925
7.20%, 11/10/2026 (A)	895,000	903,647
7.25%, 10/15/2035 (A)	290,000	306,300
Reliance Holdings USA, Inc.
5.40%, 02/14/2022 - 144A	500,000	554,786
Residential Capital LLC
9.63%, 05/15/2015 (I) (J)	930,000	999,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
8.25%, 02/15/2021	4,400,000	4,609,000
9.00%, 04/15/2019 (A)	500,000	527,500
9.88%, 08/15/2019	400,000	437,000
SandRidge Energy, Inc.
7.50%, 02/15/2023	415,000	440,937
8.13%, 10/15/2022	1,370,000	1,483,025
SLM Corp., Series MTN
5.63%, 08/01/2033	3,904,000	3,660,000
7.25%, 01/25/2022 (A)	6,665,000	7,448,137
Southwestern Energy Co.
4.10%, 03/15/2022	1,570,000	1,661,123
Springleaf Finance Corp., Series MTN
5.40%, 12/01/2015	110,000	108,075
6.90%, 12/15/2017 (A)	7,760,000	7,393,340
Sprint Capital Corp.
6.88%, 11/15/2028	9,420,000	9,514,200
6.90%, 05/01/2019 (A)	70,000	76,125
8.75%, 03/15/2032	165,000	194,700
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A (A)	1,090,000	1,348,875
Toys “R” Us, Inc.
7.38%, 10/15/2018 (A)	3,880,000	3,375,600
U.S. Airways Pass-Through Trust
4.63%, 06/03/2025	1,750,000	1,806,875
U.S. Steel Corp.
6.65%, 06/01/2037	6,345,000	5,837,400
UAL Pass-Through Trust
Series 2007-1, Class A
6.64%, 07/02/2022	5,749,215	6,237,899
US Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, 10/01/2024 (A)	1,835,000	2,018,500
Series 2012-1, Class B
8.00%, 10/01/2019	1,640,000	1,771,200
USG Corp.
6.30%, 11/15/2016 (A)	4,195,000	4,415,237
Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020 - 144A	1,520,000	1,569,400
6.75%, 08/15/2021 - 144A	1,670,000	1,749,325
7.25%, 07/15/2022 - 144A (A)	1,395,000	1,499,625

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
VPI Escrow Corp.
6.38%, 10/15/2020 - 144A	$5,725,000	$5,939,687
Westvaco Corp.
7.95%, 02/15/2031	1,135,000	1,433,178
8.20%, 01/15/2030 (A)	2,985,000	3,864,291
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740,000	5,618,896
6.95%, 10/01/2027 (A)	130,000	148,290
7.38%, 03/15/2032	1,530,000	1,863,644

Total Corporate Debt Securities (cost $372,590,818)		413,180,546

CONVERTIBLE BONDS - 7.1%
United States - 7.1%
Chesapeake Energy Corp.
2.50%, 05/15/2037 (A)	935,000	909,288
2.75%, 11/15/2035	145,000	145,997
Ciena Corp.
0.88%, 06/15/2017 (A)	4,510,000	4,025,175
3.75%, 10/15/2018 - 144A	4,125,000	4,635,469
Ford Motor Co.
4.25%, 11/15/2016	3,715,000	5,937,034
Gilead Sciences, Inc.
Series D
1.63%, 05/01/2016 (A)	1,160,000	2,080,025
Illumina, Inc.
0.25%, 03/15/2016 - 144A	265,000	254,069
Intel Corp.
2.95%, 12/15/2035 (A)	1,645,000	1,725,194
3.25%, 08/01/2039	5,700,000	6,836,437
Jefferies Group, Inc.
3.88%, 11/01/2029	3,445,000	3,464,378
LAM Research Corp.
1.25%, 05/15/2018 (A)	655,000	680,791
Lennar Corp.
2.00%, 12/01/2020 - 144A	65,000	99,206
2.75%, 12/15/2020 - 144A	75,000	146,297
Level 3 Communications, Inc.
7.00%, 03/15/2015 - 144A (G) (H)	2,110,000	2,593,981
Liberty Interactive LLC
3.50%, 01/15/2031	91,865	45,932
Micron Technology, Inc.
Series B
1.88%, 08/01/2031	2,465,000	2,518,922
Series C
2.38%, 05/01/2032 - 144A	2,260,000	2,443,625
Series D
3.13%, 05/01/2032 - 144A	175,000	190,203
Mylan, Inc.
3.75%, 09/15/2015	925,000	2,017,656
Old Republic International Corp.
3.75%, 03/15/2018 (A)	1,790,000	1,946,625
Peabody Energy Corp.
4.75%, 12/15/2041 (A)	2,079,000	1,981,547
Ryland Group, Inc.
1.63%, 05/15/2018	1,715,000	2,478,175
Standard Pacific Corp.
1.25%, 08/01/2032 (A)	1,140,000	1,442,812
Steel Dynamics, Inc.
5.13%, 06/15/2014	355,000	398,044
Trinity Industries, Inc.
3.88%, 06/01/2036 (A)	3,050,000	3,608,531
Vertex Pharmaceuticals, Inc.
3.35%, 10/01/2015	3,655,000	4,134,719
Xilinx, Inc.
2.63%, 06/15/2017	215,000	296,969

Total Convertible Bonds (cost $47,406,220)		57,037,101

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.6%
United States - 2.6%
AES Trust III, 6.75% (A)	10,950	$549,143
Bank of America Corp. - Series L, 7.25%	960	1,138,339
El Paso Energy Capital Trust I, 4.75%	6,300	361,746
General Motors Co. - Series B, 4.75% (A)	229,000	9,920,280
Goodyear Tire & Rubber Co., 5.88% (A)	28,250	1,321,817
Health Care REIT, Inc. - Series I, 6.50% (A)	19,300	1,126,155
Lucent Technologies Capital Trust I, 7.75% (A)	4,900	4,557,000
United Rentals Trust I, 6.50%	3,243	201,877
Wells Fargo & Co. - Series L, 7.50%	1,340	1,729,806

Total Convertible Preferred Stocks (cost $21,547,800)		20,906,163

PREFERRED STOCKS - 1.5%
United States - 1.5%
Ally Financial Inc. 144A, 7.00%	5,495	5,362,949
Ally Financial, Inc., 8.50% (B)	93,825	2,469,474
Countrywide Capital IV, 6.75% (A)	88,375	2,225,282
SLM Corp., 6.00% (A)	78,825	1,939,095

Total Preferred Stocks (cost $9,155,634)		11,996,800

COMMON STOCKS - 1.0%
United States - 1.0%
Dynegy, Inc. (A) (J)	9,888	197,760
Ford Motor Co. (A)	7,110	92,075
KB Home (A)	181,675	3,464,542
National Fuel Gas Co. (A)	69,815	3,797,936
Owens-Illinois, Inc. (A) (J)	10,796	256,945

Total Common Stocks (cost $5,568,746)		7,809,258

SECURITIES LENDING COLLATERAL - 13.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (K)	107,788,133	107,788,133

Total Securities Lending Collateral (cost $107,788,133)		107,788,133

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% (K), dated 01/31/2013, to be repurchased at $19,211,837 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $19,597,830.	$19,211,821	19,211,821

Total Repurchase Agreement (cost $19,211,821)		19,211,821

Total Investment Securities (cost $829,921,048) (L)		903,818,515
Other Assets and Liabilities - Net		(104,393,905)

Net Assets		$799,424,610

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities		Value
Foreign Government Obligations	12.2%		$110,243,376
U.S. Government Obligations	7.5		67,900,876
Diversified Telecommunication Services	5.8		51,998,488
Mortgage-Backed Securities	5.1		46,433,145
Diversified Financial Services	4.2		37,612,490
U.S. Government Agency Obligation	4.0		36,115,209
Consumer Finance	4.0		35,936,849
Capital Markets	3.6		32,825,518
Metals & Mining	3.1		28,020,030
Commercial Banks	2.8		25,613,009
Airlines	2.7		24,789,954
Oil, Gas & Consumable Fuels	2.5		22,091,582
Electric Utilities	2.4		22,004,867
Household Durables	2.3		20,762,113
Automobiles	1.8		16,087,102
Insurance	1.8		15,845,319
Building Products	1.7		15,368,558
Semiconductors & Semiconductor Equipment	1.6		14,692,141
Real Estate Investment Trusts	1.6		14,360,711
Pharmaceuticals	1.4		12,775,693
Communications Equipment	1.4		12,721,506
Trading Companies & Distributors	1.2		10,755,252
Health Care Providers & Services	1.1		9,774,187
Aerospace & Defense	0.9		8,258,020
Food & Staples Retailing	0.7		6,654,912
Chemicals	0.7		6,388,644
Biotechnology	0.7		6,214,744
Wireless Telecommunication Services	0.6		5,768,636
Household Products	0.6		5,573,500
Multiline Retail	0.6		5,477,973
Paper & Forest Products	0.6		5,297,469
Hotels, Restaurants & Leisure	0.6		5,060,100
Electronic Equipment & Instruments	0.5		4,557,000
Asset-Backed Securities	0.5		4,019,562
Food Products	0.4		3,817,319
Gas Utilities	0.4		3,797,936
Machinery	0.4		3,608,531
Independent Power Producers & Energy Traders	0.4		3,584,497
Specialty Retail	0.4		3,375,600
Software	0.3		2,662,524
Energy Equipment & Services	0.3		2,639,700
Auto Components	0.2		1,986,767
Commercial Services & Supplies	0.1		1,255,027
Road & Rail	0.1		1,145,804
Media	0.1		435,307
Containers & Packaging	0.0	(C)	256,945
Life Sciences Tools & Services	0.0	(C)	254,069

Investment Securities, at Value	85.9		776,818,561
Short-Term Investments	14.1		126,999,954

Total Investments	100.0%		$903,818,515

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $105,584,062. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of January 31, 2013.
(C)	Percentage rounds to less than 0.1%.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the fund’s net assets.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
(G)	Restricted security. At January 31, 2013, the fund owned the respective securities which were restricted as to public resale:

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Mackinaw Power LLC	06/15/2007	$1,250,348	$1,310,835	0.16%
Convertible Bonds	Level 3 Communications, Inc.	06/22/2009	2,092,323	2,593,981	0.33

			$3,342,671	$3,904,816	0.49%

(H)	Illiquid. Total aggregate market value of illiquid securities is $3,904,816, or 0.49% of the fund’s net assets.
(I)	In default.
(J)	Non-income producing security.
(K)	Rate shown reflects the yield at January 31, 2013.
(L)	Aggregate cost for federal income tax purposes is $829,921,048. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $82,306,014 and $8,408,547, respectively. Net unrealized appreciation for tax purposes is $73,897,467.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $147,040,044 or 18.39% of the fund’s net assets.
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
UYU	Uruguayan Peso

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
U.S. Government Obligations	$—	$67,900,876	$—	$67,900,876
U.S. Government Agency Obligation	—	36,115,209	—	36,115,209
Foreign Government Obligations	—	110,243,376	—	110,243,376
Mortgage-Backed Securities	—	46,433,145	—	46,433,145
Asset-Backed Securities	—	4,019,562	—	4,019,562
Preferred Corporate Debt Security	—	1,176,525	—	1,176,525
Corporate Debt Securities	—	413,180,546	—	413,180,546
Convertible Bonds	—	57,037,101	—	57,037,101
Convertible Preferred Stocks	20,906,163	—	—	20,906,163
Preferred Stocks	11,996,800	—	—	11,996,800
Common Stocks	7,809,258	—	—	7,809,258
Securities Lending Collateral	107,788,133	—	—	107,788,133
Repurchase Agreement	—	19,211,821	—	19,211,821

Total Investment Securities	$148,500,354	$755,318,161	$—	$903,818,515

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY (continued)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013
Corporate Debt Securities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

(N)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0% (A)
Automobiles - 0.0% (A)
Better Place - Series C (B) (C) (D) (E)	1,099,962	$208,993

Total Preferred Stock (cost $4,993,827)		208,993

COMMON STOCKS - 95.3%
Capital Markets - 1.8%
BlackRock, Inc. - Class A	57,571	13,602,876
Chemicals - 3.1%
Monsanto Co.	231,992	23,512,389
Commercial Services & Supplies - 3.6%
Edenred	851,550	27,298,717
Communications Equipment - 3.8%
Motorola Solutions, Inc.	497,503	29,049,200
Computers & Peripherals - 6.2%
Apple, Inc.	103,434	47,094,535
Diversified Financial Services - 4.2%
CME Group, Inc. - Class A	187,675	10,855,122
McGraw-Hill Cos., Inc.	206,200	11,860,624
MSCI, Inc. (C)	271,652	9,165,538
Electrical Equipment - 2.5%
First Solar, Inc. (C) (F)	295,511	8,327,500
Sensata Technologies Holding NV (C) (F)	319,242	10,771,225
Food Products - 5.5%
DE Master Blenders 1753 NV (C)	1,434,420	17,696,410
Mead Johnson Nutrition Co.	164,100	12,471,600
Nestle SA - ADR	163,419	11,491,624
Health Care Equipment & Supplies - 3.1%
Intuitive Surgical, Inc. (C)	41,212	23,671,349
Hotels, Restaurants & Leisure - 2.5%
Starbucks Corp.	346,762	19,460,283
Insurance - 2.0%
Progressive Corp.	665,547	14,968,152
Internet & Catalog Retail - 12.7%
Amazon.com, Inc. (C)	233,320	61,946,460
Groupon, Inc. (C) (F)	1,663,026	9,146,643
priceline.com, Inc. (C)	38,017	26,059,513
Internet Software & Services - 17.9%
Baidu, Inc. - ADR (C)	184,393	19,969,762
Facebook, Inc. - Class A (C)	1,504,963	46,608,704
Google, Inc. - Class A (C)	65,213	49,280,812
LinkedIn Corp. - Class A (C) (F)	101,668	12,585,481
Yandex NV - Class A (C)	331,875	8,034,694
IT Services - 7.1%
Mastercard, Inc. - Class A	51,454	26,673,754
Visa, Inc. - Class A	175,063	27,644,198
Life Sciences Tools & Services - 2.4%
Illumina, Inc. (C) (F)	369,462	18,705,861

	Shares	Value
COMMON STOCKS (continued)
Media - 1.4%
Naspers, Ltd. - Class N	165,072	$10,681,851
Oil, Gas & Consumable Fuels - 2.1%
Range Resources Corp.	147,745	9,924,032
Ultra Petroleum Corp. (C) (F)	344,210	6,271,506
Pharmaceuticals - 1.5%
Valeant Pharmaceuticals International, Inc. (C)	177,444	11,768,086
Professional Services - 3.0%
Intertek Group PLC	227,968	11,240,815
Verisk Analytics, Inc. - Class A (C)	207,745	11,459,214
Real Estate Management & Development - 3.5%
Brookfield Asset Management, Inc. - Class A (F)	720,778	26,618,332
Software - 4.1%
Salesforce.com, Inc. (C) (F)	112,937	19,439,846
VMware, Inc. - Class A (C) (F)	89,309	6,830,352
Workday, Inc. - Class A (C) (F)	87,658	4,682,691
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	190,836	9,732,636

Total Common Stocks (cost $625,586,736)		726,602,387

SECURITIES LENDING COLLATERAL - 13.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (G)	99,695,662	99,695,662

Total Securities Lending Collateral (cost $99,695,662)		99,695,662

	Principal	Value
REPURCHASE AGREEMENT - 4.8%
State Street Bank & Trust Co. 0.03% (G), dated 01/31/2013, to be repurchased at $36,217,969 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $36,945,305.	$36,217,939	36,217,939

Total Repurchase Agreement (cost $36,217,939)		36,217,939

Total Investment Securities (cost $766,494,164) (H)		862,724,981
Other Assets and Liabilities - Net		(100,364,241)

Net Assets		$762,360,740

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Restricted security. At January 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Security	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stocks	Better Place - Series C	11/11/2011	$ 4,993,827	$ 208,993	0.03%

			$ 4,993,827	$ 208,993	0.03%

(C)	Non-income producing security.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $208,993, or 0.03% of the fund’s net assets.
(E)	Illiquid. Total aggregate market value of illiquid securities is $208,993, or 0.03% of the fund’s net assets.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $97,371,472. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Rate shown reflects the yield at January 31, 2013.
(H)	Aggregate cost for federal income tax purposes is $766,494,164. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $126,288,580 and $30,057,763, respectively. Net unrealized appreciation for tax purposes is $96,230,817.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Preferred Stock	$—	$—	$208,993	$208,993
Common Stocks	659,684,594	66,917,793	—	726,602,387
Securities Lending Collateral	99,695,662	—	—	99,695,662
Repurchase Agreement	—	36,217,939	—	36,217,939

Total Investment Securities	$759,380,256	$103,135,732	$208,993	$862,724,981

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (J)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 (J)
Common Stocks	$15,877,995	$—	$(23,327,498)	$—	—	$7,449,503	$—	$—	$—	$—
Preferred Stocks	109,996	—	—	—	—	98,997	—	—	208,993	98,997

Total	$15,987,991	$—	$(23,327,498)	$—	$—	$7,548,500	$—	$—	$208,993	$98,997

(J)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(K)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 57.8%
U.S. Treasury Bill
0.02%, 02/07/2013 (A) (B)	$20,000,000	$19,999,478
0.05%, 03/07/2013 (A) (B)	20,000,000	19,996,893
0.10%, 08/22/2013 (B)	20,000,000	19,980,922
0.10%, 09/19/2013 (A) (B)	20,000,000	19,977,575

Total Short-Term U.S. Government Obligations (cost $79,954,868)		79,954,868

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (B)	35,180,820	35,180,820

Total Securities Lending Collateral (cost $35,180,820)		35,180,820

	Principal	Value
REPURCHASE AGREEMENT - 32.9%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2013, to be repurchased at $45,443,880 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032 - 02/01/2032, and with a total value of $46,356,683.	$45,443,842	45,443,842

Total Repurchase Agreement (cost $45,443,842)		45,443,842

Total Investment Securities (cost $160,579,530) (C)		160,579,530
Other Assets and Liabilities - Net		(22,305,602)

Net Assets		$138,273,928

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (D)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (F)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
Dow Jones-UBS Commodity Custom Index (E)	0.27%	06/13/2013	UBS	$282,069	$—	$—	$—
Dow Jones-UBS Commodity Custom Index (E)	0.27	06/13/2013	UBS	475,764	—	—	—
GSAM MLBXGSM7 Index (E)	0.25	06/17/2013	BOA	597,947	—	—	—

					$—	$—	$—

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of January 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BOA	$—	$3,920,000	$3,920,000
UBS	—	5,015,575	5,015,575

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $34,478,267. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at January 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $160,579,530. Net unrealized appreciation/depreciation for tax purposes is $0.
(D)	Cash in the amount of $8,935,575 has been segregated by the custodian with the broker as collateral for open swap contracts.
(E)	Illiquid. Total aggregate market value of illiquid derivatives is $0, or less than 0.01% of the fund’s net assets.
(F)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS:

BOA	Bank of America
OTC	Over the Counter
UBS	UBS AG

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Short-Term U.S. Government Obligations	$—	$79,954,868	$—	$79,954,868
Securities Lending Collateral	35,180,820	—	—	35,180,820
Repurchase Agreement	—	45,443,842	—	45,443,842

Total Investment Securities	$35,180,820	$125,398,710	$—	$160,579,530

Other Financial Instruments in Liabilities
Total Return Swap Agreements (H)	$—	$—	$—	$—

Total Other Financial Instruments in Liabilities	$—	$—	$—	$—

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(H)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 12.4%
U.S. Treasury Bond
4.50%, 02/15/2036	$5,900,000	$7,469,034
4.75%, 02/15/2037	1,850,000	2,426,969
5.50%, 08/15/2028	800,000	1,097,000
6.00%, 02/15/2026	200,000	281,969
6.13%, 11/15/2027	350,000	505,531
6.38%, 08/15/2027 (A)	50,000	73,656
6.63%, 02/15/2027 (A)	150,000	224,555
6.75%, 08/15/2026 (A)	250,000	376,172
8.50%, 02/15/2020	50,000	74,176
11.25%, 02/15/2015	700,000	855,586
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	2,681,150	3,764,922
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	1,043,160	1,106,972
0.50%, 04/15/2015	5,312,500	5,588,086
0.63%, 04/15/2013	1,089,370	1,092,519
1.13%, 01/15/2021	2,105,180	2,463,717
1.25%, 04/15/2014	3,046,400	3,156,119
2.00%, 01/15/2014	2,492,300	2,582,257
U.S. Treasury Note
3.25%, 03/31/2017	600,000	663,375
4.75%, 08/15/2017	1,630,000	1,919,962
U.S. Treasury STRIPS
0.49%, 05/15/2016 (A) (B)	200,000	196,623
0.61%, 11/15/2016 (A) (B)	1,150,000	1,122,620
0.67%, 02/15/2017 (B)	3,960,000	3,848,950
0.78%, 08/15/2017 (A) (B)	300,000	289,166
0.84%, 11/15/2017 (A) (B)	3,625,000	3,476,060
0.90%, 02/15/2018 (A) (B)	2,500,000	2,385,627
1.01%, 08/15/2018 (B)	550,000	519,019
1.21%, 05/15/2019 (B)	3,090,000	2,857,987
1.28%, 08/15/2019 (A) (B)	2,550,000	2,340,936
1.42%, 02/15/2020 (A) (B)	2,000,000	1,806,040
1.49%, 05/15/2020 (A) (B)	47,023,000	42,116,761
1.54%, 08/15/2020 (A) (B)	29,550,000	26,255,766
1.60%, 11/15/2020 (A) (B)	2,745,000	2,418,864
1.68%, 02/15/2021 (B)	4,455,000	3,884,470
1.74%, 05/15/2021 (A) (B)	10,300,000	8,896,203
1.81%, 08/15/2021 (A) (B)	9,900,000	8,473,123
1.92%, 02/15/2022 (B)	400,000	335,572
2.19%, 05/15/2023 (B)	1,000,000	797,243
2.34%, 02/15/2024 (B)	75,000	57,919
2.38%, 05/15/2024 (B)	300,000	229,336
2.42%, 08/15/2024 (B)	975,000	737,339
2.47%, 11/15/2024 (B)	1,600,000	1,196,334
2.51%, 02/15/2025 (B)	1,150,000	850,626
2.55%, 05/15/2025 (B)	700,000	512,266
2.66%, 02/15/2026 (A) (B)	500,000	353,951
2.70%, 05/15/2026 (A) (B)	600,000	420,143
2.72%, 08/15/2026 (B)	890,000	615,956
2.79%, 02/15/2027 (B)	4,900,000	3,316,604
2.81%, 05/15/2027 (B)	850,000	569,175
2.84%, 08/15/2027 (A) (B)	100,000	66,260
2.88%, 11/15/2027 (A) (B)	1,350,000	884,782
2.90%, 02/15/2028 (B)	2,261,000	1,466,835
2.92%, 05/15/2028 (B)	100,000	64,207
2.93%, 08/15/2028 (B)	1,000,000	635,292
2.95%, 11/15/2028 (A) (B)	2,600,000	1,634,779
2.97%, 02/15/2029 (B)	2,950,000	1,835,891
3.00%, 05/15/2029 (B)	100,000	61,592
3.01%, 08/15/2029 (B)	3,800,000	2,318,996
3.02%, 11/15/2029 (B)	1,500,000	906,108

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIPS (continued)
3.03%, 02/15/2030 (B)	$4,350,000	$2,603,692
3.03%, 05/15/2030 (A) (B)	1,825,000	1,082,313
3.06%, 08/15/2030 (B)	950,000	557,660
3.06%, 11/15/2030 (A) (B)	900,000	523,121
3.08%, 05/15/2031 (B)	650,000	370,720
3.11%, 11/15/2031 (B)	100,000	55,958
3.11%, 02/15/2032 (A) (B)	650,000	360,249
3.12%, 05/15/2032 (A) (B)	2,000,000	1,098,648
3.15%, 11/15/2032 (A) (B)	3,350,000	1,802,548
3.16%, 05/15/2033 (B)	4,350,000	2,298,740
3.17%, 08/15/2033 (B)	5,000,000	2,614,400
3.19%, 11/15/2033 (A) (B)	600,000	310,625
3.19%, 02/15/2034 (B)	1,300,000	666,540
3.20%, 05/15/2034 (B)	400,000	203,255
3.21%, 08/15/2034 (B)	400,000	201,069
3.22%, 02/15/2035 (A) (B)	1,700,000	838,093
3.25%, 05/15/2036 (B)	100,000	47,161

Total U.S. Government Obligations (cost $166,796,669)		182,112,790

U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.0%
Fannie Mae
Zero Coupon, 06/01/2017	800,000	764,083
0.40%, 10/27/2037 (C)	1,600,000	1,591,699
0.42%, 02/25/2036 - 03/25/2045 (C)	512,403	508,456
0.44%, 10/25/2046 (C)	509,235	506,901
0.45%, 06/27/2036 (C)	1,836,360	1,819,793
0.46%, 11/25/2046 (C)	3,685,037	3,663,866
0.49%, 07/25/2036 (C)	475,997	476,634
0.50%, 03/25/2036 (C)	379,435	380,646
0.52%, 03/25/2037 (C)	3,435,184	3,442,896
0.55%, 08/25/2036 (C)	560,424	561,238
0.60%, 06/25/2037 - 05/25/2042 (C)	869,098	865,430
0.73%, 08/25/2019 (C)	1,338,389	1,344,872
0.75%, 08/25/2041 (C)	1,543,682	1,557,442
0.77%, 08/01/2022 (C)	991,609	993,880
0.80%, 04/25/2040 (C)	1,968,654	1,986,173
0.96%, 01/01/2019 (C)	1,084,865	1,088,523
1.96%, 07/01/2037 (C)	198,625	211,748
2.03%, 08/01/2019	2,233,000	2,284,476
2.17%, 09/01/2036 (C)	118,721	125,526
2.19%, 02/01/2037 (C)	230,050	243,657
2.26%, 02/01/2037 (C)	87,998	92,198
2.30%, 11/01/2037 (C)	205,843	219,967
2.56%, 11/01/2037 (C)	195,365	208,408
2.70%, 10/01/2036 (C)	182,747	195,621
2.75%, 09/01/2036 (C)	309,774	328,776
2.81%, 12/01/2036 (C)	185,506	199,602
2.83%, 04/01/2037 (C)	81,534	87,022
2.84%, 06/01/2036 (C)	254,166	271,870
2.85%, 07/01/2037 (C)	164,759	176,069
2.89%, 07/01/2037 (C)	141,160	151,105
2.90%, 11/01/2036 (C)	376,290	404,557
2.94%, 12/01/2036 (C)	495,504	529,246
2.95%, 09/01/2036 (C)	94,232	100,913
2.98%, 05/01/2036 (C)	364,034	386,883
3.11%, 12/25/2039 (C)	807,855	865,359
3.12%, 01/01/2022	2,000,000	2,127,056
3.12%, 09/01/2037 (C)	3,554	3,803
3.19%, 11/01/2036 (C)	99,053	105,739
3.20%, 03/01/2036 (C)	1,124,546	1,196,281
3.23%, 11/01/2020	698,176	751,301
3.27%, 11/01/2020	1,996,394	2,151,156
3.43%, 11/01/2020	4,800,000	5,223,487
3.45%, 03/01/2036 (C)	401,357	428,889
3.50%, 09/01/2020	1,932,134	2,110,947
3.59%, 10/01/2021	2,000,000	2,189,807

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
3.73%, 06/25/2021	$3,500,000	$3,870,874
3.76%, 06/25/2021 - 07/25/2021	10,500,000	11,537,994
3.77%, 08/01/2037 (C)	258,627	277,584
3.77%, 01/01/2021	1,500,000	1,663,769
3.86%, 07/01/2021	1,957,860	2,183,890
3.87%, 08/01/2021	1,965,281	2,191,967
3.88%, 09/01/2021	3,139,850	3,520,350
3.89%, 07/01/2021	6,000,000	6,704,732
3.92%, 08/01/2021	2,300,000	2,574,834
3.95%, 07/01/2021	7,000,000	7,850,222
3.97%, 06/01/2021	2,457,567	2,757,115
3.98%, 08/01/2021	4,865,007	5,448,545
3.99%, 07/01/2021 - 07/01/2026	6,609,231	7,369,475
4.00%, 04/01/2020	299,322	313,259
4.02%, 08/01/2021	3,900,432	4,392,594
4.05%, 01/01/2021	6,065,000	6,839,818
4.06%, 07/01/2021	6,000,000	6,773,027
4.13%, 08/01/2021	1,472,978	1,668,676
4.16%, 03/01/2021	2,436,027	2,764,154
4.18%, 12/01/2019	4,782,823	5,408,804
4.22%, 07/01/2021	8,300,000	9,451,651
4.23%, 03/01/2020	4,732,847	5,368,478
4.24%, 06/01/2021	3,000,000	3,419,599
4.25%, 04/01/2021	2,500,000	2,855,084
4.26%, 07/01/2021	2,500,000	2,855,989
4.28%, 01/01/2020	1,434,797	1,629,300
4.30%, 01/01/2021	1,464,708	1,687,300
4.31%, 06/01/2021	9,791,732	11,216,776
4.32%, 06/01/2021	2,454,246	2,813,412
4.34%, 06/01/2021	7,000,000	8,041,108
4.36%, 05/01/2021	2,000,000	2,296,906
4.37%, 04/01/2020	967,383	1,110,451
4.38%, 01/01/2021 - 04/01/2021	4,437,679	5,095,621
4.39%, 05/01/2021	1,000,000	1,150,438
4.40%, 02/01/2020	2,000,000	2,291,161
4.45%, 07/01/2026	1,474,305	1,680,539
4.48%, 06/01/2021	2,180,000	2,525,979
4.50%, 09/25/2018 - 10/25/2039	11,698,628	12,953,471
4.54%, 01/01/2020	962,086	1,108,229
4.55%, 06/25/2043	246,408	279,955
4.65%, 03/01/2021	3,573,514	4,153,573
4.75%, 09/25/2018	622,234	664,312
5.00%, 04/25/2016 - 09/25/2040	10,725,306	11,825,265
5.24%, 05/01/2017	5,953,270	6,655,109
5.50%, 01/01/2018 - 10/25/2040	50,578,382	56,331,535
5.61%, 01/25/2032 (C)	223,052	242,058
5.75%, 08/25/2034	1,000,000	1,086,260
5.88%, 04/01/2036 - 05/25/2051 (C)	1,656,026	1,824,062
5.93%, 06/25/2040 (C)	517,860	588,481
6.00%, 03/01/2019 - 12/25/2049	37,717,184	41,794,694
6.17%, 02/25/2040 (C)	682,355	753,027
6.19%, 08/01/2036 (C)	76,258	83,178
6.25%, 09/25/2038	392,205	438,682
6.45%, 03/25/2040 (C)	635,424	725,325
6.50%, 06/01/2023 - 07/25/2042	11,499,742	12,978,176
6.75%, 04/25/2037	530,326	576,686
6.93%, 12/25/2042 (C)	232,446	275,861
7.00%, 12/25/2033 - 02/25/2044	22,880,832	27,165,576
7.50%, 05/17/2024 - 12/25/2045	2,989,662	3,530,444
8.00%, 02/25/2023 - 10/01/2031	2,003,179	2,402,862
8.44%, 11/25/2037 (C)	953,162	1,138,045
12.25%, 03/25/2040 (C)	1,031,227	1,177,311
15.79%, 01/25/2034 (C)	100,541	124,919
16.37%, 08/25/2035 - 10/25/2035 (C)	374,974	463,735
16.99%, 04/25/2040 (C)	398,462	576,146
17.32%, 09/25/2024 (C)	537,796	676,863

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
18.97%, 05/25/2034 (C)	$370,873	$493,006
19.57%, 05/25/2035 (C)	647,142	865,843
21.99%, 04/25/2037 (C)	425,713	611,367
23.82%, 11/25/2035 (C)	316,680	487,668
Fannie Mae, IO
0.64%, 10/25/2016 (C)	520,494	4,672
1.85%, 01/25/2038 (C)	248,539	15,267
3.00%, 01/25/2021	2,870,822	194,507
4.00%, 10/25/2014	1,398,484	62,116
4.24%, 11/25/2040 (C)	3,970,847	422,484
4.38%, 04/25/2041 (C)	2,405,619	150,145
4.80%, 07/25/2040 (C)	4,805,053	783,431
5.00%, 07/25/2039	424,833	53,911
5.50%, 10/25/2039	876,295	113,002
5.70%, 10/25/2039 (C)	636,702	72,475
5.80%, 02/25/2038 - 06/25/2039 (C)	6,015,177	707,442
5.98%, 12/25/2039 (C)	154,993	21,550
6.05%, 01/25/2040 (C)	2,086,349	262,472
6.15%, 12/25/2037 (C)	3,543,538	583,408
6.20%, 07/25/2037 - 05/25/2040 (C)	4,853,453	747,377
6.22%, 04/25/2040 (C)	1,067,141	158,508
6.25%, 10/25/2037 - 12/25/2037 (C)	1,492,773	239,267
6.42%, 07/25/2037 (C)	1,556,432	204,617
6.45%, 10/25/2026 - 03/25/2039 (C)	3,755,808	542,188
6.50%, 03/25/2036 (C)	3,362,098	743,499
6.79%, 03/25/2038 (C)	816,869	161,702
6.90%, 02/25/2040 (C)	886,290	125,116
Fannie Mae, PO
Zero Coupon, 10/25/2023 - 07/25/2040	12,726,063	11,967,318
Fannie Mae STRIPS
Zero Coupon, 11/15/2021	1,000,000	801,324
0.71%, 08/15/2042 (C)	1,475,030	1,480,779
0.75%, 08/25/2042 (C)	1,967,165	1,971,327
0.76%, 07/15/2042 (C)	1,970,487	1,974,740
3.50%, 07/15/2042	2,958,290	3,114,468
Fannie Mae STRIPS, IO
7.49%, 08/15/2036 (C)	2,930,226	490,409
Fannie Mae STRIPS, PO
Zero Coupon, 09/01/2024 - 08/01/2032	2,267,403	2,116,181
Federal Farm Credit Banks
5.13%, 11/15/2018	1,291,000	1,565,047
Financing Corp. Fico STRIPS, PO Series D-P
Zero Coupon, 09/26/2019	500,000	444,227
Freddie Mac
0.46%, 08/15/2023 (C)	823,100	821,445
0.51%, 06/15/2024 - 03/15/2036 (C)	1,371,303	1,374,263
0.56%, 07/15/2034 (C)	1,098,275	1,101,539
0.61%, 02/15/2033 - 07/15/2037 (C)	4,035,756	4,044,518
1.41%, 07/15/2039 (C)	477,121	485,174
2.26%, 05/01/2037 (C)	206,713	220,286
2.30%, 04/01/2037 (C)	45,513	48,536
2.46%, 10/01/2036 (C)	240,031	255,656
2.55%, 10/01/2037 (C)	127,867	136,291
2.62%, 12/01/2036 (C)	548,533	586,381
2.64%, 11/01/2036 (C)	227,055	242,145
2.72%, 12/01/2036 (C)	502,575	538,540
2.75%, 05/01/2037 (C)	165,941	177,587
2.91%, 09/01/2037 (C)	98,431	105,457
3.05%, 05/01/2038 (C)	131,163	140,095
3.07%, 11/01/2036 (C)	57,080	61,036
3.11%, 05/01/2037 (C)	236,327	250,358
3.17%, 04/01/2037 (C)	118,472	125,475
3.22%, 11/01/2036 - 03/01/2037 (C)	981,832	1,047,850
3.29%, 05/01/2037 (C)	677,156	720,956

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
3.31%, 12/01/2031 (C)	$793,667	$854,568
3.43%, 05/01/2036 (C)	174,947	185,765
3.45%, 10/25/2037 (C)	878,832	888,308
3.50%, 06/15/2021 - 06/01/2042	3,969,354	4,332,659
3.53%, 03/01/2036 (C)	951,354	1,028,424
4.00%, 01/15/2018 - 12/15/2041	3,516,617	3,767,048
4.25%, 10/15/2030	3,099	3,098
4.50%, 06/15/2018 - 05/01/2041	34,410,005	37,093,963
4.90%, 02/01/2036 (C)	1,909,650	2,053,570
5.00%, 10/01/2018 - 07/15/2041	17,524,779	19,662,334
5.03%, 01/01/2035 (C)	1,453,284	1,566,250
5.07%, 07/01/2036 (C)	1,235,607	1,331,944
5.23%, 05/25/2043	1,609,240	1,785,614
5.30%, 01/15/2033	1,480,457	1,626,217
5.50%, 02/01/2018 - 01/15/2039	23,424,598	25,603,369
5.50%, 05/15/2041 (C)	3,607,399	3,777,611
5.56%, 06/01/2037 (C)	225,738	243,522
5.70%, 10/15/2038 (C)	1,300,451	1,437,598
5.75%, 10/15/2035	791,655	835,423
5.77%, 04/01/2037 (C)	38,601	41,572
6.00%, 05/01/2017 - 06/15/2038	13,459,513	14,758,851
6.25%, 10/15/2023	780,512	868,586
6.41%, 02/01/2037 (C)	116,134	125,429
6.48%, 10/01/2037 (C)	245,807	270,798
6.50%, 08/15/2021 - 02/25/2043	10,774,718	12,188,941
6.50%, 09/25/2043 (C)	229,798	260,772
6.79%, 11/15/2021 (C)	935,998	1,004,975
7.00%, 12/15/2036 - 07/25/2043	2,711,689	3,256,709
7.17%, 11/15/2046 (C)	2,222,498	2,718,202
7.50%, 11/15/2036 - 09/25/2043	3,898,796	4,658,186
8.00%, 06/15/2035 (C)	262,216	275,931
8.50%, 09/01/2015	63,138	67,343
8.76%, 11/15/2033 (C)	264,254	280,098
8.84%, 10/15/2033 (C)	23,777	23,925
10.00%, 03/17/2026 - 10/01/2030	949,067	1,077,076
11.00%, 02/17/2021	299,175	312,933
14.47%, 06/15/2033 (C)	134,761	159,254
16.81%, 02/15/2040 (C)	500,000	720,226
16.94%, 02/15/2038 (C)	77,634	95,180
19.60%, 07/15/2035 (C)	108,351	153,517
20.40%, 08/15/2031 (C)	154,958	248,629
21.18%, 05/15/2035 (C)	125,694	190,758
23.82%, 06/15/2035 (C)	124,715	193,581
Freddie Mac, IO
3.50%, 09/15/2024	1,383,560	85,240
3.95%, 01/15/2040 (C)	2,690,296	146,204
4.00%, 11/15/2029 - 10/15/2037	12,733,812	995,715
4.50%, 12/15/2024 - 07/15/2037	5,860,215	536,225
5.00%, 04/15/2032 - 08/15/2040	6,751,477	950,477
5.50%, 07/15/2037	367,936	28,983
5.79%, 11/15/2037 - 10/15/2040 (C)	4,394,698	972,505
5.84%, 05/15/2038 (C)	1,886,872	223,475
5.89%, 05/15/2039 (C)	1,584,412	207,600
6.04%, 12/15/2039 (C)	2,044,926	277,222
6.13%, 12/15/2039 (C)	1,565,207	289,689
6.19%, 01/15/2037 (C)	903,800	156,323
6.24%, 11/15/2037 (C)	129,983	17,919
6.49%, 01/15/2019 (C)	363,549	9,256
6.59%, 09/15/2039 (C)	977,964	163,265
Freddie Mac, PO
Zero Coupon, 03/15/2019 - 01/15/2040	13,204,651	12,445,295
Freddie Mac STRIPS, PO
Zero Coupon, 04/01/2028	438,062	399,373
Ginnie Mae
0.41%, 04/16/2037 (C)	175,549	176,094
0.67%, 03/20/2060 (C)	1,000,228	1,000,458

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae (continued)
0.87%, 05/20/2061 (C)	$1,498,571	$1,509,253
0.92%, 05/20/2061 (C)	1,679,454	1,692,013
5.50%, 05/16/2019 - 09/20/2039	8,750,803	10,018,889
5.75%, 02/20/2036 - 10/20/2037	2,253,362	2,548,227
5.84%, 10/20/2033 (C)	652,894	735,520
6.00%, 11/20/2033 - 12/20/2039	9,534,676	10,779,707
6.13%, 06/16/2031	1,584,000	1,777,660
6.50%, 04/20/2028 - 12/15/2035	3,373,568	3,873,206
7.00%, 09/15/2031 - 10/16/2040	2,591,842	3,079,110
7.00%, 09/20/2034 (C)	51,651	54,675
7.44%, 03/17/2033 (C)	188,485	194,741
7.50%, 09/16/2035 - 10/15/2037	803,231	929,981
8.80%, 04/20/2034 (C)	280,373	297,040
14.33%, 11/17/2032 (C)	91,537	110,864
16.91%, 02/20/2034 (C)	73,387	116,701
22.56%, 04/20/2037 (C)	555,830	808,151
Ginnie Mae, IO
4.00%, 09/16/2037	4,114,503	405,051
5.63%, 02/20/2038 (C)	306,187	44,102
5.70%, 09/20/2038 (C)	2,291,359	315,338
5.75%, 02/20/2039 - 06/20/2039 (C)	1,013,011	144,169
5.80%, 02/20/2038 (C)	2,895,812	436,324
5.84%, 02/20/2039 - 08/16/2039 (C)	2,215,189	285,696
5.89%, 07/16/2039 - 09/20/2039 (C)	4,019,056	608,838
5.90%, 11/20/2034 - 08/20/2039 (C)	3,764,908	531,280
5.95%, 07/20/2038 (C)	2,015,226	314,868
6.00%, 03/20/2037 - 06/20/2038 (C)	4,558,329	706,981
6.10%, 03/20/2039 (C)	325,437	39,098
6.19%, 06/16/2039 - 11/16/2039 (C)	2,810,251	390,997
6.20%, 12/20/2038 (C)	674,094	92,035
6.33%, 12/20/2037 (C)	146,898	22,970
6.34%, 11/16/2033 (C)	240,291	51,101
6.35%, 11/20/2037 (C)	214,992	38,520
6.40%, 05/20/2041 (C)	1,367,743	267,314
6.45%, 09/20/2033 (C)	1,371,797	101,365
6.48%, 07/20/2037 (C)	1,338,640	216,867
6.50%, 06/20/2037 (C)	2,279,806	377,667
6.50%, 03/20/2039	198,344	34,452
7.10%, 12/20/2038 (C)	1,540,920	279,035
7.40%, 09/20/2038 (C)	179,329	34,341
7.49%, 04/16/2038 (C)	105,525	20,345
Ginnie Mae, PO
Zero Coupon, 12/20/2032 - 12/20/2040	4,850,649	4,485,229
Government Trust Certificate
Zero Coupon, 10/01/2015 - 04/01/2020	19,890,000	17,836,724
NCUA Guaranteed Notes
0.56%, 12/07/2020 (C)	200,144	200,749
2.65%, 10/29/2020	2,909,448	3,075,139
0.77%, 12/08/2020 (C)	837,024	841,737
2.40%, 12/08/2020	356,732	370,388
Residual Funding Corp., Principal STRIPS, PO
Zero Coupon, 10/15/2019 - 10/15/2020	4,900,000	4,320,241
Tennessee Valley Authority
4.63%, 09/15/2060	236,000	265,402
5.25%, 09/15/2039	40,000	50,884
5.88%, 04/01/2036	2,325,000	3,164,474

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority Generic STRIPS
Zero Coupon, 05/01/2019	$500,000	$442,693
Tennessee Valley Authority Principal STRIPS
Zero Coupon, 11/01/2025	2,000,000	1,310,308

Total U.S. Government Agency Obligations (cost $661,592,927)		688,114,299

FOREIGN GOVERNMENT OBLIGATIONS - 2.4%
African Development Bank
8.80%, 09/01/2019	500,000	666,088
Corp. Andina de Fomento
3.75%, 01/15/2016	795,000	838,554
Israel Government AID Bond
Zero Coupon, 03/15/2019 - 11/15/2026	35,646,000	30,815,333
Mexico Government International Bond
5.75%, 10/12/2110	550,000	614,625
Mexico Government International Bond, Series MTN
4.75%, 03/08/2044	688,000	723,432
Province of Manitoba Canada
2.13%, 04/22/2013	100,000	100,395
Province of Ontario Canada
1.65%, 09/27/2019	780,000	771,654
Province of Quebec Canada, Series MTN 6.35%, 01/30/2026	285,000	379,242

Total Foreign Government Obligations (cost $33,487,676)		34,909,323

MORTGAGE-BACKED SECURITIES - 12.9%
A10 Securitization LLC
Series 2012-1, Class A
3.49%, 04/15/2024 - 144A	1,202,884	1,221,947
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 - 144A (C)	295,638	308,103
Series 2009-1, Class A4
5.75%, 09/25/2048 - 144A (C)	660,898	662,594
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A (C)	1,100,000	1,121,834
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A (C)	1,900,000	2,032,721
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A (C)	672,427	692,434
Series 2010-1A, Class A3
5.65%, 03/25/2058 - 144A (C)	1,139,925	1,205,286
ASG Resecuritization Trust
Series 2009-1, Class A60
2.46%, 06/26/2037 - 144A (C)	115,582	113,845
Series 2009-2, Class A55
5.07%, 05/24/2036 - 144A (C)	165,740	171,009
Series 2009-2, Class G60
5.07%, 05/24/2036 - 144A (C)	400,000	427,194
Series 2009-3, Class A65
2.50%, 03/26/2037 - 144A (C)	1,073,642	1,074,403
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	158,163	162,401
Series 2010-3, Class 2A22
0.41%, 10/28/2036 - 144A (C)	309,364	307,044
Series 2010-4, Class 2A20
0.36%, 11/28/2036 - 144A (C)	221,628	219,411
Series 2011-1, Class 3A50
2.72%, 11/28/2035 - 144A (C)	469,614	458,286

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034	$142,407	$148,256
Series 2003-11, Class 2A1
6.00%, 01/25/2034	186,815	195,124
Series 2003-7, Class 2A4
5.00%, 09/25/2018	324,252	331,808
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	146,292	149,513
Series 2004-1, Class 1A1
6.00%, 02/25/2034	579,517	594,222
Series 2004-1, Class 5A1
5.50%, 02/25/2019	67,704	69,101
Series 2004-6, Class 3A2
6.00%, 07/25/2034	130,053	131,284
Series 2004-8, Class 3A1
5.50%, 09/25/2019	90,698	91,824
Banc of America Funding Corp.
Series 2004-3, Class 1A1
5.50%, 10/25/2034	667,759	683,906
Series 2004-C, Class 1A1
5.06%, 12/20/2034 (C)	160,854	161,251
Series 2005-E, Class 4A1
2.67%, 03/20/2035 (C)	2,211,406	2,183,228
Series 2010-R11A, Class 1A6
5.36%, 08/26/2035 - 144A (C)	706,839	747,785
Series 2010-R4, Class 5A1
0.35%, 07/26/2036 - 144A (C)	126,619	124,980
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	756,750	789,342
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A	488,328	488,328
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	800,000	855,766
Series 2006-3, Class A4
5.89%, 07/10/2044 (C)	600,000	680,892
Series 2006-4, Class A4
5.63%, 07/10/2046	500,000	567,349
Series 2006-5, Class A4
5.41%, 09/10/2047	225,000	253,930
Banc of America Mortgage Securities, Inc.
Series 2003-3, Class 2A1
0.75%, 05/25/2018 (C)	80,364	76,854
Series 2003-4, Class 2A1
0.75%, 06/25/2018 (C)	274,733	268,905
Series 2003-6, Class 2A1
0.65%, 08/25/2018 (C)	118,605	113,773
Series 2003-C, Class 3A1
3.09%, 04/25/2033 (C)	272,399	278,656
Series 2003-E, Class 2A2
3.14%, 06/25/2033 (C)	406,206	409,636
Series 2004-3, Class 1A26
5.50%, 04/25/2034	1,252,187	1,275,546
Series 2004-3, Class 3A1
5.00%, 04/25/2019	98,633	101,175
Series 2004-5, Class 4A1
4.75%, 06/25/2019	71,341	74,124
Series 2004-C, Class 2A2
3.14%, 04/25/2034 (C)	795,111	805,343
BCAP LLC Trust
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 - 144A	102,292	104,742
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037 - 144A (C)	444,805	437,100
Series 2009-RR14, Class 3A2
2.89%, 08/26/2035 - 144A (C)	499,976	464,514
Series 2009-RR5, Class 8A1

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
5.50%, 11/26/2034 - 144A	$405,665	$418,240
Series 2010-RR12, Class 2A5
4.50%, 01/26/2036 - 144A (C)	616,504	627,079
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A (C)	455,899	455,268
Series 2010-RR5, Class 2A5
5.27%, 04/26/2037 - 144A (C)	683,536	687,637
Series 2010-RR6, Class 22A3
4.87%, 06/26/2036 - 144A (C)	522,522	532,294
Series 2010-RR6, Class 5A1
3.91%, 11/26/2037 - 144A (C)	179,757	179,307
Series 2010-RR7, Class 15A1
1.01%, 01/26/2036 - 144A (C)	294,669	281,246
Series 2010-RR7, Class 16A1
0.87%, 02/26/2047 - 144A (C)	495,731	477,391
Series 2010-RR7, Class 1A5
5.00%, 04/26/2035 - 144A (C)	616,321	603,968
Series 2010-RR7, Class 2A1
2.68%, 07/26/2045 - 144A (C)	1,037,827	1,000,856
Series 2010-RR8, Class 3A3
5.07%, 05/26/2035 - 144A (C)	379,677	383,972
Series 2010-RR8, Class 3A4
5.07%, 05/26/2035 - 144A (C)	773,000	723,253
Series 2011-RR10, Class 2A1
1.08%, 09/26/2037 - 144A (C)	2,131,620	1,898,380
Series 2011-RR4, Class 6A3
5.00%, 08/26/2037 - 144A (C)	823,015	803,880
Series 2011-RR5, Class 11A3
0.36%, 05/28/2036 - 144A (C)	892,487	820,079
Series 2011-RR5, Class 14A3
2.91%, 07/26/2036 - 144A (C)	654,113	635,634
Series 2012-RR10
0.40%, 05/26/2036 - 144A (C)	934,631	864,533
Series 2012-RR2, Class 1A1
0.37%, 08/26/2036 - 144A (C)	1,255,439	1,201,272
Series 2012-RR3, Class 2A5
4.93%, 05/26/2037 - 144A	1,591,054	1,568,267
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
5.00%, 07/25/2033 (C)	166,304	165,690
Series 2004-2, Class 14A
5.08%, 05/25/2034 (C)	203,004	208,265
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1
0.70%, 03/25/2035 (C)	411,343	393,335
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class A4
5.45%, 03/11/2039 (C)	200,000	224,253
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.24%, 06/11/2041 - 144A (C)	13,742,127	184,351
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	657,444	686,023
Series 2007-A1, Class 1A3
3.04%, 02/25/2037 (C)	2,350,056	2,354,818
Series 2007-A1, Class 2A1
2.99%, 02/25/2037 (C)	541,253	551,853
Series 2007-A1, Class 7A1
2.94%, 02/25/2037 (C)	422,766	423,293
Series 2007-A1, Class 9A1
2.99%, 02/25/2037 (C)	176,990	180,866
Series 2007-A2, Class 1A1
3.08%, 07/25/2037 (C)	113,362	112,658

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Corp. (continued)
Series 2007-A2, Class 2A1
3.03%, 07/25/2037 (C)	$700,643	$700,416
Chase Mortgage Finance Corp., PO
Series 2003-S9, Class AP
Zero Coupon, 10/25/2018	40,184	38,375
Citicorp Mortgage Securities, Inc.
Series 2004-4, Class A4
5.50%, 06/25/2034	603,818	631,979
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AM
4.83%, 05/15/2043 (C)	440,000	472,093
Series 2006-C5, Class A4
5.43%, 10/15/2049	500,000	570,149
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4
5.25%, 09/25/2033	462,842	489,226
Series 2005-2, Class 2A11
5.50%, 05/25/2035	350,307	358,874
Series 2008-AR4, Class 1A1A
3.03%, 11/25/2038 - 144A (C)	1,261,717	1,278,996
Series 2009-10, Class 1A1
2.43%, 09/25/2033 - 144A (C)	818,307	829,091
Series 2009-11, Class 3A1
5.75%, 05/25/2037 - 144A (C)	881,774	923,471
Series 2010-7, Class 10A1
2.61%, 02/25/2035 - 144A (C)	332,551	337,458
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	6,831,889	7,090,715
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	5,837,867	6,181,285
Series 2011-10, Class 4A1
0.40%, 02/25/2046 - 144A (C)	1,019,351	974,039
Series 2011-3, Class 1A1
0.28%, 02/25/2047 - 144A (C)	224,689	223,180
Series 2011-5, Class 1A1
0.39%, 02/25/2046 - 144A (C)	603,895	560,662
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.15%, 12/11/2049 - 144A (C)	40,174,077	308,858
Commercial Mortgage Asset Trust
Series 1999-C1, Class D
7.35%, 01/17/2032 (C)	1,000,000	1,037,447
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR2, Class XA
1.97%, 08/15/2045 (C)	2,244,401	288,298
Countrywide Alternative Loan Trust, PO
Series 2002-7
Zero Coupon, 08/25/2032	108,367	86,233
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	614,644	635,947
Series 2003-50, Class A1
5.00%, 11/25/2018	379,007	389,768
Series 2003-J13, Class 1A7
5.25%, 01/25/2034	1,103,367	1,139,961
Series 2004-3, Class A26
5.50%, 04/25/2034	587,619	603,657
Series 2004-3, Class A4
5.75%, 04/25/2034	881,428	911,916
Series 2004-5, Class 1A4
5.50%, 06/25/2034	767,127	798,063
Series 2004-8, Class 2A1
4.50%, 06/25/2019	68,804	71,131
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	136,962	139,106

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	$264,291	$275,507
Series 2003-27, Class 5A3
5.25%, 11/25/2033	577,649	594,540
Series 2003-27, Class 5A4
5.25%, 11/25/2033	387,910	403,023
Series 2003-29, Class 5A1
7.00%, 12/25/2033	254,404	271,629
Series 2003-29, Class 8A1
6.00%, 11/25/2018	104,159	106,618
Series 2003-AR15, Class 3A1
2.98%, 06/25/2033 (C)	367,213	365,283
Series 2004-4, Class 2A4
5.50%, 09/25/2034	654,138	699,517
Series 2004-5, Class 3A1
5.25%, 08/25/2019	377,020	387,095
Series 2004-8, Class 1A4
5.50%, 12/25/2034	623,310	654,908
Series 2004-8, Class 3A5
5.50%, 12/25/2034	209,183	213,065
Series 2005-C3, Class AM
4.73%, 07/15/2037	400,000	432,490
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.69%, 03/15/2039 (C)	1,600,000	1,789,754
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 - 144A	316,769	330,879
Series 2010-11R, Class A6
1.21%, 06/28/2047 - 144A (C)	1,923,873	1,816,712
Series 2010-12R, Class 14A1
2.91%, 09/26/2046 - 144A (C)	362,872	361,839
Series 2010-15R, Class 7A1
1.45%, 10/26/2037 - 144A (C)	45,076	44,761
Series 2010-16, Class A3
4.09%, 06/25/2050 - 144A (C)	400,000	390,275
Series 2010-16, Class A4
4.09%, 06/25/2050 - 144A (C)	1,000,000	974,613
Series 2010-17R, Class 1A1
2.69%, 06/26/2036 - 144A (C)	320,243	330,116
Series 2010-1R, Class 5A1
5.00%, 01/27/2036 - 144A (C)	400,049	415,333
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A (C)	649,455	664,283
Series 2011-1R, Class A1
1.21%, 02/27/2047 - 144A (C)	924,963	920,076
Series 2011-6R, Class 3A1
2.96%, 07/28/2036 - 144A (C)	597,323	565,143
Series 2011-7R, Class A1
1.46%, 08/28/2047 - 144A (C)	1,154,016	1,144,742
Series 2011-9R, Class A1
2.21%, 03/27/2046 - 144A (C)	2,728,873	2,745,278
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (C)	1,583,349	1,594,658
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	600,000	673,356
Series 2006-C1, Class AM
5.25%, 08/15/2048	1,000,000	1,077,843
CW Capital Cobalt, Ltd., IO
Series 2006-C1
0.76%, 08/15/2048 (C)	26,926,467	600,110

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBRR Trust, IO
Series 2011-C32, Class A3X1
2.02%, 06/17/2049 - 144A (C)	$6,000,000	$425,720
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-1, Class 2A1
5.63%, 02/25/2020 (C)	228,871	237,823
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.34%, 04/26/2037 - 144A (C)	180,241	176,252
Series 2010-RS2, Class A1
1.46%, 06/28/2047 - 144A (C)	87,145	87,124
FDIC Structured Sale Guaranteed Notes
Series 2010-C1, Class A
2.98%, 12/06/2020 - 144A	941,515	985,428
First Horizon Asset Securities, Inc.
Series 2003-8, Class 2A1
4.50%, 09/25/2018	89,103	91,675
Series 2004-AR2, Class 2A1
2.63%, 05/25/2034 (C)	670,784	664,580
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class A
2.89%, 05/05/2027 - 144A	1,146,474	1,176,412
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class AJ
4.83%, 06/10/2048 (C)	1,000,000	1,062,979
GMAC Mortgage Corp., Loan Trust
Series 2003-AR1, Class A4
3.39%, 10/19/2033 (C)	183,230	188,402
Series 2003-AR2, Class 2A4
3.47%, 12/19/2033 (C)	1,156,874	1,172,107
Series 2004-J5, Class A7
6.50%, 01/25/2035	1,623,123	1,677,312
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	167,277	171,712
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class AJ
4.86%, 08/10/2042 (C)	220,000	233,652
GS Mortgage Securities Corp. II, IO
Series 2006-GG8, Class X
0.61%, 11/10/2039 - 144A (C)	10,778,835	193,987
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.55%, 09/25/2035 - 144A (C)	1,447,776	1,243,573
GSMPS Mortgage Loan Trust, IO
Series 2005-RP3, Class 1AS
4.98%, 09/25/2035 - 144A (C)	1,085,832	160,307
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	1,644,861	1,638,649
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	1,598,492	1,671,733
Series 2005-5F, Class 8A3
0.70%, 06/25/2035 (C)	137,961	130,545
Impac CMB Trust
Series 2005-4, Class 2A1
0.50%, 05/25/2035 (C)	397,017	391,567
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	117,554	123,329
Series 2006-1, Class 2A1
0.55%, 05/25/2036 (C)	835,581	825,147
Series 2006-2, Class 2A1
0.55%, 08/25/2036 (C)	776,736	770,011

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A4
4.40%, 01/12/2039	$1,000,000	$1,031,792
Series 2005-CB11, Class AJ
5.36%, 08/12/2037 (C)	700,000	754,340
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (C)	1,500,000	1,695,968
Series 2006-CB16, Class A4
5.55%, 05/12/2045	100,000	113,822
Series 2006-LDP9, Class A3SF
0.36%, 05/15/2047 (C)	1,000,000	993,145
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-CB15, Class X1
0.09%, 06/12/2043 (C)	49,931,603	341,033
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
3.04%, 07/25/2034 (C)	136,332	137,558
Series 2004-A4, Class 1A1
3.04%, 09/25/2034 (C)	148,083	151,928
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	56,730	58,297
Series 2005-A1, Class 3A4
4.97%, 02/25/2035 (C)	533,958	547,380
Series 2006-A2, Class 4A1
3.01%, 08/25/2034 (C)	425,183	431,345
Series 2006-A2, Class 5A3
2.91%, 11/25/2033 (C)	992,258	1,005,666
Series 2006-A3, Class 6A1
3.00%, 08/25/2034 (C)	104,707	103,377
JPMorgan Re-REMIC
Series 2009-6, Class 4A1
5.48%, 09/26/2036 - 144A (C)	346,043	341,508
Series 2010-4, Class 7A1
1.86%, 08/26/2035 - 144A (C)	382,564	378,752
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.87%, 06/15/2038 (C)	400,000	458,368
LB-UBS Commercial Mortgage Trust, IO
Series 2006-C1, Class XCL
0.14%, 02/15/2041 - 144A (C)	23,253,347	234,208
LVII Resecuritization Trust
Series 2009-2, Class A5
2.76%, 09/27/2037 - 144A (C)	369,198	368,522
Series 2009-3, Class M3
5.53%, 11/27/2037 - 144A (C)	600,000	625,770
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.67%, 04/21/2034 (C)	1,126,761	1,170,940
Series 2004-13, Class 3A6
2.63%, 11/21/2034 (C)	13,124	13,137
Series 2004-13, Class 3A7
2.63%, 11/21/2034 (C)	700,000	739,828
MASTR Alternative Loans Trust
Series 2003-9, Class 2A1
6.00%, 12/25/2033	132,720	140,271
Series 2004-5, Class 5A1
4.75%, 06/25/2019	169,606	172,007
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6
5.25%, 12/25/2033	1,102,813	1,149,468
Series 2003-2, Class 1A1
5.00%, 03/25/2018	84,709	87,352
Series 2003-3, Class 3A18
5.50%, 04/25/2033	261,524	269,745
Series 2004-P7, Class A6
5.50%, 12/27/2033 - 144A	475,386	500,863

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Resecuritization Trust, PO
Series 2005, Class 3
Zero Coupon, 05/28/2035 - 144A	$174,929	$139,944
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A4, Class 2A
2.76%, 07/25/2033 (C)	143,343	147,325
Series 2003-A5, Class 2A6
2.63%, 08/25/2033 (C)	155,429	157,999
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AJ
5.37%, 01/12/2044 (C)	500,000	543,611
Series 2006-C1, Class A4
5.68%, 05/12/2039 (C)	730,000	831,133
Merrill Lynch/Countrywide Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.20%, 12/12/2049 - 144A (C)	15,263,701	186,950
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1
2.44%, 12/25/2034 (C)	558,227	565,876
Series 2004-A4, Class A2
2.58%, 08/25/2034 (C)	267,050	270,912
Series 2004-D, Class A2
1.43%, 09/25/2029 (C)	402,503	400,301
Morgan Stanley Capital I, Inc.
Series 2007-T27, Class A4
5.65%, 06/11/2042 (C)	200,000	233,436
Series 2011-C3, Class A3
4.05%, 07/15/2049	637,000	711,712
Morgan Stanley Capital I, Inc., IO
Series 2006-IQ12, Class X1
0.16%, 12/15/2043 - 144A (C)	36,453,453	508,781
Series 2006-T21, Class X
0.21%, 10/12/2052 - 144A (C)	89,356,471	606,373
Series 2007-HQ11, Class X
0.24%, 02/12/2044 - 144A (C)	65,061,311	402,079
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A
5.67%, 04/25/2034 (C)	583,021	609,320
Morgan Stanley Re-REMIC Trust
0.25%, 07/27/2049 - 144A (D)	500,000	375,000
2.00%, 07/27/2049 - 144A	2,124,664	2,153,215
Series 2009-IO, Class A1
3.00%, 07/17/2056 - 144A	4,393	4,396
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	2,500,000	2,537,500
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	646,372	645,778
Series 2010-HQ4B, Class A7A
4.97%, 04/16/2040 - 144A	1,400,000	1,452,975
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	1,274,554	1,286,662
Prime Mortgage Trust
Series 2004-CL1, Class 1A1
6.00%, 02/25/2034	237,037	260,421
Prime Mortgage Trust, PO
Series 2004-CL1, Class 1
Zero Coupon, 02/25/2034	20,099	16,806
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.86%, 05/25/2035 (C)	486,032	494,422
RALI Trust
Series 2003-QS1, Class A6
4.25%, 01/25/2033	110,387	111,632
Series 2003-QS13, Class A5
0.85%, 07/25/2033 (C)	401,536	378,647
Series 2003-QS15, Class A7

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust (continued)
5.50%, 08/25/2033	$1,341,225	$1,382,824
Series 2003-QS18, Class A1
5.00%, 09/25/2018	125,568	129,451
Series 2004-QS7, Class A4
5.50%, 05/25/2034	402,224	372,606
RAMP Trust
Series 2004-RS6, Class AI4
5.46%, 05/25/2032 (C)	176,298	178,007
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 (C)	570,509	531,382
Series 2004-SL2, Class A3
7.00%, 10/25/2031	406,986	424,935
Series 2005-EFC5, Class A3
0.54%, 10/25/2035 (C)	600,000	573,476
Series 2006-RZ1, Class A3
0.50%, 03/25/2036 (C)	1,000,000	927,802
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1
6.50%, 02/26/2036 - 144A	563,498	605,344
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A (C)	751,861	774,689
RCMC LLC
Series 2012-CRE1, Class A
5.62%, 11/15/2044 - 144A	449,842	449,430
Residential Asset Securitization Trust
Series 2002-A13, Class A4
5.25%, 12/25/2017	57,272	58,653
RFMSI Trust
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	93,322	95,492
Series 2003-S4, Class A4
5.75%, 03/25/2033	494,442	500,124
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
3.10%, 09/25/2033 (C)	479,265	486,562
Series 2003-UP1, Class A
3.95%, 04/25/2032 - 144A (C)	35,316	34,800
Sequoia Mortgage Trust
Series 2004-11, Class A1
0.51%, 12/20/2034 (C)	686,194	651,521
Series 2004-11, Class A3
0.51%, 12/20/2034 (C)	752,437	739,859
Series 2004-12, Class A3
0.83%, 01/20/2035 (C)	436,163	360,965
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (C)	1,668,851	1,717,018
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (C)	1,500,000	1,578,818
Series 2012-1A, Class A
2.67%, 09/25/2057 - 144A (C)	637,501	644,773
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (C)	1,000,000	987,997
Series 2012-2A, Class A
2.22%, 10/25/2057 - 144A (C)	2,167,109	2,217,819
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (C)	1,200,000	1,235,651
Series 2012-3A, Class A
1.57%, 12/25/2059 - 144A (C)	969,919	977,455
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (C)	534,000	536,170
Series 2012-3A, Class M2
3.56%, 12/25/2059 - 144A (C)	471,000	472,116
Series 2012-3A, Class M3
4.44%, 12/25/2059 - 144A (C)	253,000	253,731
Series 2012-3A, Class M4
5.30%, 12/25/2059 - 144A (C)	146,000	146,878

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-6, Class 5A4
4.90%, 06/25/2034 (C)	$800,000	$803,655
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.87%, 10/19/2034 (C)	585,804	580,957
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.84%, 09/25/2043 (C)	452,637	450,427
Series 2004-1, Class II2A
1.90%, 03/25/2044 (C)	220,648	220,445
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.55%, 08/15/2039 (C)	579,752	611,785
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 - 144A	1,386,000	1,455,731
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/2063	650,000	694,051
UBS-Barclays Commercial Mortgage Trust, IO
Series 2012-C2, Class XA
1.82%, 05/10/2063 - 144A (C)	6,202,995	654,503
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	373,082	438,556
Series 1998-2, Class 1G
6.75%, 06/15/2028	677,345	803,864
Vericrest Opportunity Loan Transferee
Series 2012-NL1A, Class A1
4.21%, 03/25/2049 - 144A (C)	50,504	50,573
Series 2012-NL2A, Class A1
2.49%, 02/26/2052 - 144A	568,681	570,330
Series 2012-NL3A, Class A
2.73%, 11/25/2060 - 144A (C)	1,330,728	1,336,557
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5
5.22%, 01/15/2041 (C)	1,118,000	1,170,123
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.05%, 03/15/2045 - 144A (C)	140,714,028	593,954
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (C)	868,017	892,647
Series 2003-AR7, Class A7
2.32%, 08/25/2033 (C)	319,390	320,071
Series 2003-AR8, Class A
2.46%, 08/25/2033 (C)	112,311	115,533
Series 2003-AR9, Class 1A6
2.43%, 09/25/2033 (C)	551,114	562,258
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	566,333	591,606
Series 2003-S4, Class 2A10
16.90%, 06/25/2033 (C)	35,861	43,929
Series 2003-S8, Class A4
4.50%, 09/25/2018	25,285	25,315
Series 2003-S9, Class A8
5.25%, 10/25/2033	424,214	444,853
Series 2004-AR3, Class A1
2.57%, 06/25/2034 (C)	75,095	76,416

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2004-AR3, Class A2
2.57%, 06/25/2034 (C)	$772,407	$785,997
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	405,130	422,279
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	456,479	474,744
Series 2004-S1, Class 1A3
0.60%, 03/25/2034 (C)	68,285	67,276
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	643,531	676,924
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	365,537	382,883
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	151,389	166,584
Wells Fargo Mortgage Backed Securities Trust
Series 2003-15, Class 1A1
4.75%, 12/25/2018	115,225	118,636
Series 2003-J, Class 2A5
4.42%, 10/25/2033 (C)	5,292	5,329
Series 2003-K, Class 1A1
4.43%, 11/25/2033 (C)	49,713	50,848
Series 2004-4, Class A9
5.50%, 05/25/2034	512,806	529,093
Series 2004-7, Class 2A2
5.00%, 07/25/2019	159,718	164,938
Series 2004-EE, Class 2A1
2.63%, 12/25/2034 (C)	412,513	425,508
Series 2004-EE, Class 2A2
2.63%, 12/25/2034 (C)	103,128	106,356
Series 2004-EE, Class 3A1
3.05%, 12/25/2034 (C)	96,705	100,318
Series 2004-EE, Class 3A2
3.05%, 12/25/2034 (C)	145,058	150,979
Series 2004-I, Class 1A1
2.79%, 07/25/2034 (C)	1,385,672	1,411,672
Series 2004-P, Class 2A1
2.62%, 09/25/2034 (C)	2,312,097	2,337,336
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (C)	1,239,475	1,259,305
Series 2004-U, Class A1
2.82%, 10/25/2034 (C)	1,374,190	1,389,483
Series 2004-V, Class 1A1
2.65%, 10/25/2034 (C)	242,465	248,169
Series 2004-V, Class 1A2
2.65%, 10/25/2034 (C)	108,243	111,473
Series 2004-W, Class A9
2.70%, 11/25/2034 (C)	354,229	366,344
Series 2005-1, Class 2A1
5.00%, 01/25/2020	211,525	222,315
Series 2005-13, Class A1
5.00%, 11/25/2020	108,009	110,955
Series 2005-AR8, Class 2A1
2.74%, 06/25/2035 (C)	549,951	561,319
Series 2005-AR9, Class 2A1
2.75%, 10/25/2033 (C)	212,279	213,491
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A (C)	744,308	755,453

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	$2,424,726	$2,439,880
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	550,000	623,741

Total Mortgage-Backed Securities (cost $182,256,299)		188,182,307

ASSET-BACKED SECURITIES - 4.2%
Academic Loan Funding Trust
Series 2012-1A, Class A1
1.00%, 12/27/2022 - 144A (C)	1,221,563	1,236,173
AH Mortgage Advance Co., Ltd.
Series SART-3, Class 1A1
2.98%, 03/13/2043 - 144A	1,035,000	1,038,670
Series SART-3, Class 1A2
3.72%, 03/13/2044 - 144A	1,969,000	2,023,147
AH Mortgage Advance Trust
Series SART-1, Class A1R
2.23%, 05/10/2043 - 144A	1,230,000	1,230,861
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	4,434,000	4,434,000
Series SART-2, Class A1
3.27%, 09/15/2043 - 144A	2,134,000	2,154,849
Series SART-2, Class B1
6.90%, 09/15/2043 - 144A	800,000	802,729
Ally Auto Receivables Trust
Series 2010-1, Class A3
1.45%, 05/15/2014	8,123	8,126
Series 2010-3, Class A4
1.55%, 08/17/2015	357,000	361,028
American Credit Acceptance Receivables Trust
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	419,797	423,360
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	1,184,066	1,188,990
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	264,842	264,853
AmeriCredit Automobile Receivables Trust
Series 2010-3, Class A3
1.14%, 04/08/2015	234,277	234,687
Series 2011-3, Class A2
0.84%, 11/10/2014	121,987	122,047
Series 2012-1, Class A2
0.91%, 10/08/2015	271,532	272,180
Series 2012-3, Class A3
0.96%, 01/09/2017	448,000	450,658
Ascentium Equipment Receivables LLC
Series 2012-1A, Class A
1.83%, 09/15/2019 - 144A	312,729	312,723
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4
5.01%, 06/25/2035 (C)	667,578	675,997
Bank of America Auto Trust
Series 2010-1A, Class A4
2.18%, 02/15/2017 - 144A	109,021	109,515
Series 2010-2, Class A3
1.31%, 07/15/2014	11,260	11,265
Series 2010-2, Class A4
1.94%, 06/15/2017	510,000	514,446
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	930,276	929,152

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 07/15/2014	$7,193	$7,197
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.76%, 02/25/2033 (C)	512,142	482,916
Series 2003-5, Class 1A4
4.40%, 02/25/2030	161,285	161,748
Series 2003-6, Class 1A4
4.50%, 11/25/2034	216,008	219,188
Series 2003-6, Class 1A5
5.35%, 11/25/2034 (C)	500,000	494,487
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class B
1.65%, 11/08/2013	40,743	40,751
CNH Equipment Trust
Series 2011-A, Class A4
2.04%, 10/17/2016	267,000	273,932
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	850,302	881,980
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	240,760	245,495
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	1,731,105	1,736,365
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	1,124,746	1,129,854
Credit Acceptance Auto Loan Trust
Series 2011-1, Class A
2.61%, 03/15/2019 - 144A	860,000	876,417
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	907,000	912,182
DT Auto Owner Trust
Series 2012-2A, Class A
0.91%, 11/16/2015 - 144A	542,544	542,869
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 06/15/2017 - 144A	1,098,269	1,101,426
First Investors Auto Owner Trust
Series 2012-2A, Class A2
1.47%, 05/15/2018 - 144A	795,692	796,827
Fortress Opportunities Residential Transaction
Series 2011-1A, Class A1
7.21%, 10/25/2047 - 144A (C)	1,200,965	1,208,742
Freedom Trust
Series 2011-1, Class A13
0.36%, 11/30/2037 - 144A (C)	157,203	155,893
GE Equipment Midticket LLC
Series 2012-1, Class A4
0.78%, 09/22/2020	300,000	300,284
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	580,000	581,812
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	487,000	495,066
HSBC Home Equity Loan Trust
Series 2005-2, Class A1
0.48%, 01/20/2035 (C)	71,062	69,163
Series 2006-1, Class A1
0.37%, 01/20/2036 (C)	131,956	130,259
Series 2007-1, Class A2F
5.60%, 03/20/2036 (C)	41,315	41,388
Series 2007-1, Class AS
0.41%, 03/20/2036 (C)	137,548	135,756

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HSBC Home Equity Loan Trust (continued)
Series 2007-3, Class APT
1.41%, 11/20/2036 (C)	$98,297	$98,318
Hyundai Auto Receivables Trust
Series 2011-B, Class A3
1.04%, 09/15/2015	256,930	258,234
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016 - 144A	138,280	138,316
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.55%, 07/25/2034 - 144A (C)	465,248	459,444
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.45%, 03/25/2032 (C)	1,103,000	1,077,281
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	45,956	46,087
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	2,000,000	2,020,218
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M1
0.95%, 01/25/2035 (C)	4,297	4,285
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 - 144A	175,925	180,077
PennyMac Loan Trust
Series 2011-NPL1, Class A
5.25%, 09/25/2051 - 144A (C)	424,235	424,887
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A (C)	1,025,551	1,025,551
RASC Trust
Series 2005-KS9, Class A3
0.57%, 10/25/2035 (C)	276,021	270,320
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 - 144A	745,037	745,782
RFA
Series 2012-1, Class A1
6.25%, 07/05/2018	2,079,620	2,079,620
RMAT
Series 2012-1A, Class A1
2.73%, 08/26/2052 - 144A (C)	1,024,954	1,057,785
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	400,000	408,541
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	97,516	98,051
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	195,033	196,740
Series 2012-1, Class A2
1.25%, 04/15/2015	668,366	670,497
Series 2012-1, Class A3
1.49%, 10/15/2015	411,000	414,840
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 (C)	238,237	242,189
SNAAC Auto Receivables Trust
Series 2012-1A, Class A
1.78%, 06/15/2016 - 144A	232,502	233,464
Stanwich Mortgage Loan Trust
Series 2012-NPL3, Class A
4.21%, 05/15/2042 - 144A	99,716	99,941
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	1,836,403	1,839,525
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	1,189,331	1,191,186

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.47%, 06/25/2035 (C)	$227,148	$226,047
Structured Asset Securities Corp.
Series 2002-AL1, Class A2
3.45%, 02/25/2032	245,443	245,412
Series 2003-16, Class A3
0.70%, 06/25/2033 (C)	71,545	69,379
Series 2003-32, Class 1A1
5.41%, 11/25/2033 (C)	144,526	153,602
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	154,379	156,063
Series 2003-35, Class 3A1
0.70%, 12/25/2033 (C)	328,651	318,762
Series 2003-37A, Class 2A
4.94%, 12/25/2033 (C)	221,861	225,906
Series 2004-4XS, Class 1A5
5.49%, 02/25/2034 (C)	682,388	724,311
Series 2004-5H, Class A4
5.54%, 12/25/2033	715,810	714,610
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 (C)	561,858	565,090
Series 2004-6XS, Class A5B
5.55%, 03/25/2034 (C)	561,858	565,339
Series 2005-NC1, Class A11
4.69%, 02/25/2035 (C)	1,120,327	1,111,164
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014	15,763	15,774
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.61%, 10/15/2015 - 144A (C)	2,219,000	2,256,446
USAA Auto Owner Trust
Series 2009-2, Class A4
2.53%, 07/15/2015	69,709	69,981
VOLT LLC
Series 2012-1A, Class A1
4.95%, 04/25/2017 - 144A (C)	2,751,570	2,758,449
Series 2012-RP2A, Class A1
4.70%, 06/26/2017 - 144A	1,234,437	1,265,802
Series 2012-RP2A, Class A2
8.84%, 06/26/2017 - 144A	150,000	153,146
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	1,463,079	1,496,913
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	1,513,486	1,525,783
Westlake Automobile Receivables Trust
Series 2011-1A, Class A3
1.49%, 06/16/2014 - 144A	148,601	148,941
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 05/15/2015	207,140	208,907

Total Asset-Backed Securities (cost $61,301,021)		62,078,459

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
American Municipal Power, Inc.
7.50%, 02/15/2050	640,000	849,702
New York State Dormitory Authority, Revenue Bond
5.60%, 03/15/2040	280,000	338,957
Ohio State University
4.80%, 06/01/2111	1,370,000	1,476,257
Port Authority of New York & New Jersey
4.46%, 10/01/2062	970,000	948,136
5.65%, 11/01/2040	485,000	592,040

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
State of California - Build America Bonds
7.30%, 10/01/2039	$520,000	$725,275
State of Illinois
5.10%, 06/01/2033	85,000	83,498

Total Municipal Government Obligations (cost $4,489,700)		5,013,865

CORPORATE DEBT SECURITIES - 19.0%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.
5.20%, 08/15/2015 - 144A	380,000	414,815
BAE Systems PLC
5.80%, 10/11/2041 - 144A	439,000	513,525
Lockheed Martin Corp.
2.13%, 09/15/2016	320,000	332,342
4.07%, 12/15/2042 - 144A	120,000	112,237
4.25%, 11/15/2019	150,000	168,136
4.85%, 09/15/2041	190,000	200,190
United Technologies Corp.
4.50%, 06/01/2042	257,000	276,084
8.88%, 11/15/2019	250,000	334,511
Air Freight & Logistics - 0.0% (E)
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	83,081
8.38%, 04/01/2030 (C)	200,000	293,384
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	182,456
Airlines - 0.1%
American Airlines Pass-Through Trust
Series 2011-1, Class A
5.25%, 07/31/2022	98,287	105,167
Series 2011-2, Class A
8.63%, 04/15/2023	590,403	614,019
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022	268,378	301,925
Series 2012-2, Class A
4.00%, 10/29/2024 (A)	255,000	267,750
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-2, Class A
4.95%, 05/23/2019	243,413	264,103
Series 2011-1, Class A
5.30%, 04/15/2019	79,602	87,762
Series 2012-1, Class A
4.75%, 05/07/2020	143,000	154,797
Auto Components - 0.1%
Johnson Controls, Inc.
4.25%, 03/01/2021	335,000	361,202
5.25%, 12/01/2041	970,000	1,058,784
Automobiles - 0.1%
Daimler Finance North America LLC
2.63%, 09/15/2016 - 144A	200,000	208,352
2.95%, 01/11/2017 - 144A	1,100,000	1,147,309
6.50%, 11/15/2013	80,000	83,559
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	136,000	137,813
7.75%, 01/15/2019	650,000	857,969
8.20%, 01/15/2039	240,000	380,562
Diageo Capital PLC
1.50%, 05/11/2017	189,000	190,547
4.83%, 07/15/2020	90,000	104,383
5.75%, 10/23/2017 (A)	230,000	275,367

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Diageo Finance BV
5.50%, 04/01/2013	$290,000	$292,306
Heineken NV
1.40%, 10/01/2017 - 144A	400,000	396,743
PepsiCo, Inc.
1.25%, 08/13/2017	625,000	624,397
3.00%, 08/25/2021 (A)	250,000	257,721
7.90%, 11/01/2018	21,000	28,141
SABMiller Holdings, Inc.
3.75%, 01/15/2022 - 144A	200,000	212,415
SABMiller PLC
5.50%, 08/15/2013 - 144A	180,000	184,744
5.70%, 01/15/2014 - 144A	330,000	345,526
Biotechnology - 0.2%
Amgen, Inc.
3.45%, 10/01/2020	400,000	423,598
3.88%, 11/15/2021 (A)	435,000	472,145
4.50%, 03/15/2020	56,000	62,924
5.15%, 11/15/2041	1,075,000	1,176,234
5.65%, 06/15/2042	252,000	297,459
5.75%, 03/15/2040	165,000	193,535
Celgene Corp.
1.90%, 08/15/2017	659,000	667,254
Capital Markets - 1.4%
Bank of New York Mellon Corp.
3.55%, 09/23/2021	509,000	545,247
5.45%, 05/15/2019	200,000	239,441
Bank of New York Mellon Corp.,
Series MTN
2.40%, 01/17/2017	200,000	208,415
4.60%, 01/15/2020 (A)	40,000	45,694
BlackRock, Inc.
3.38%, 06/01/2022	174,000	182,373
6.25%, 09/15/2017	635,000	770,085
Charles Schwab Corp.
3.23%, 09/01/2022	100,000	99,509
Credit Suisse USA, Inc.
5.13%, 08/15/2015 (A)	170,000	187,730
Goldman Sachs Group, Inc.
6.00%, 06/15/2020	1,047,000	1,235,232
6.25%, 09/01/2017	650,000	760,751
6.75%, 10/01/2037	200,000	225,764
Goldman Sachs Group, Inc.,
Series GMTN
5.38%, 03/15/2020	390,000	442,625
7.50%, 02/15/2019	3,475,000	4,368,047
Jefferies Group, Inc.
6.25%, 01/15/2036	260,000	266,404
6.45%, 06/08/2027	180,000	195,300
8.50%, 07/15/2019	1,120,000	1,392,126
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	450,000	489,429
6.25%, 01/14/2021 - 144A	525,000	575,878
7.63%, 08/13/2019 - 144A	1,150,000	1,381,035
Morgan Stanley
Series F, MTN
5.55%, 04/27/2017	170,000	189,501
Morgan Stanley,
Series GMTN
7.30%, 05/13/2019	1,800,000	2,203,423
Morgan Stanley,
Series MTN
5.63%, 09/23/2019	2,610,000	2,960,111
5.95%, 12/28/2017	700,000	803,269
Nomura Holdings, Inc.
5.00%, 03/04/2015	350,000	373,359
6.70%, 03/04/2020	543,000	640,333
Nomura Holdings, Inc.,
Series MTN
4.13%, 01/19/2016 (A)	200,000	213,062

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.4%
Dow Chemical Co.
4.25%, 11/15/2020	$174,000	$190,435
5.25%, 11/15/2041	283,000	304,224
8.55%, 05/15/2019	456,000	614,958
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	173,000	178,246
4.90%, 01/15/2041	125,000	145,827
5.60%, 12/15/2036	550,000	687,991
Ecolab, Inc.
5.50%, 12/08/2041	570,000	672,477
Mosaic Co.
3.75%, 11/15/2021	209,000	217,973
4.88%, 11/15/2041 (A)	253,000	268,462
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/2019 (A)	260,000	324,138
PPG Industries, Inc.
5.75%, 03/15/2013	120,000	120,690
6.65%, 03/15/2018	470,000	576,644
7.40%, 08/15/2019	300,000	365,245
9.00%, 05/01/2021	310,000	428,804
Praxair, Inc.
5.20%, 03/15/2017	150,000	173,590
Union Carbide Corp.
7.50%, 06/01/2025	400,000	493,844
7.75%, 10/01/2096	210,000	242,246
Commercial Banks - 2.3%
ANZ National Int’l, Ltd.
3.13%, 08/10/2015 - 144A	105,000	110,391
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	997,000	1,046,651
3.25%, 03/01/2016 - 144A (A)	130,000	138,112
4.88%, 01/12/2021 - 144A	137,000	157,259
Bank of Nova Scotia
2.55%, 01/12/2017 (A)	855,000	894,131
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A (A)	785,000	812,937
3.85%, 01/22/2015 - 144A	227,000	239,276
Barclays Bank PLC
2.25%, 05/10/2017 - 144A (A)	276,000	285,066
5.20%, 07/10/2014	125,000	132,659
Series 1
5.00%, 09/22/2016	100,000	112,381
BB&T Corp.
4.90%, 06/30/2017	550,000	616,349
5.25%, 11/01/2019 (A)	90,000	103,619
BB&T Corp., Series MTN
3.95%, 04/29/2016	515,000	560,907
6.85%, 04/30/2019 (A)	250,000	314,363
Comerica, Inc.
3.00%, 09/16/2015	150,000	158,067
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A (A)	530,000	551,836
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	205,000	220,100
4.50%, 01/11/2021	300,000	333,457
5.80%, 09/30/2110 - 144A	300,000	341,838
Deutsche Bank AG
3.25%, 01/11/2016 (A)	400,000	425,185
3.88%, 08/18/2014	100,000	104,638
6.00%, 09/01/2017	190,000	226,696
DNB Boligkreditt AS
2.10%, 10/14/2015 - 144A	1,057,000	1,093,044

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
HSBC Bank PLC
4.13%, 08/12/2020 - 144A (A)	$275,000	$302,784
HSBC Holdings PLC
4.88%, 01/14/2022	1,520,000	1,721,017
5.10%, 04/05/2021	911,000	1,053,264
ING Bank NV
2.00%, 09/25/2015 - 144A	270,000	274,040
3.75%, 03/07/2017 - 144A	943,000	1,007,546
KeyBank NA
5.70%, 11/01/2017 (A)	245,000	274,443
5.80%, 07/01/2014	250,000	267,398
Macquarie Bank, Ltd.
5.00%, 02/22/2017 - 144A (A)	1,092,000	1,196,803
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250,000	300,526
National Australia Bank, Ltd.
2.00%, 06/20/2017 - 144A (A)	580,000	596,994
National City Corp.
4.90%, 01/15/2015	165,000	178,026
Nordea Bank AB
3.13%, 03/20/2017 - 144A	570,000	602,889
4.88%, 05/13/2021 - 144A (A)	384,000	410,189
PNC Bank NA
6.88%, 04/01/2018	1,600,000	1,992,496
PNC Funding Corp.
4.38%, 08/11/2020	433,000	490,381
5.13%, 02/08/2020	250,000	293,616
5.63%, 02/01/2017	130,000	148,992
6.70%, 06/10/2019	150,000	189,250
Rabobank Nederland NV
2.13%, 10/13/2015	105,000	108,239
Royal Bank of Canada
1.20%, 09/19/2017 (A)	1,873,000	1,865,133
Stadshypotek AB
1.88%, 10/02/2019 - 144A	530,000	525,495
Svenska Handelsbanken AB
3.13%, 07/12/2016	388,000	413,142
U.S. Bancorp
4.13%, 05/24/2021	133,000	148,212
7.50%, 06/01/2026	111,000	153,119
U.S. Bancorp, Series MTN
3.00%, 03/15/2022	233,000	238,660
UBS AG
2.25%, 08/12/2013	250,000	252,331
5.88%, 12/20/2017	110,000	130,591
UBS AG, Series MTN
4.88%, 08/04/2020	525,000	598,781
Wachovia Bank NA
6.00%, 11/15/2017	3,100,000	3,711,956
Wachovia Corp.
5.75%, 06/15/2017	970,000	1,138,808
Wachovia Corp., Series MTN
5.75%, 02/01/2018	1,200,000	1,432,026
Wells Fargo & Co.
3.68%, 06/15/2016 (C)	390,000	422,336
5.63%, 12/11/2017	550,000	651,148
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A	600,000	631,320
4.88%, 11/19/2019 (A)	750,000	878,847
Commercial Services & Supplies - 0.1%
ADT Corp.
3.50%, 07/15/2022 - 144A	124,000	120,541
4.88%, 07/15/2042 - 144A	147,000	139,538
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A	257,000	260,471
2.75%, 03/15/2017 - 144A	65,000	67,483

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
ADT Corp. (continued)
4.50%, 08/16/2021 - 144A	$175,000	$190,705
5.63%, 03/15/2042 - 144A	141,000	155,727
6.70%, 06/01/2034 - 144A	331,000	403,551
Pitney Bowes, Inc.
5.60%, 03/15/2018 (A)	100,000	106,982
Waste Management, Inc.
4.75%, 06/30/2020	319,000	361,119
Communications Equipment - 0.0% (E)
Cisco Systems, Inc.
4.45%, 01/15/2020 (A)	150,000	172,300
5.50%, 01/15/2040	250,000	304,708
5.90%, 02/15/2039	100,000	126,309
Computers & Peripherals - 0.2%
Hewlett-Packard Co.
2.60%, 09/15/2017	225,000	220,368
4.30%, 06/01/2021	200,000	196,761
4.38%, 09/15/2021	312,000	307,368
4.65%, 12/09/2021 (A)	537,000	539,872
6.00%, 09/15/2041 (A)	1,360,000	1,339,063
Construction & Engineering - 0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	210,000	211,841
2.88%, 05/08/2022	152,000	152,242
4.38%, 05/08/2042	128,000	134,094
Fluor Corp.
3.38%, 09/15/2021	547,000	569,418
Construction Materials - 0.0% (E)
CRH America, Inc.
6.00%, 09/30/2016	221,000	249,037
Consumer Finance - 0.6%
American Express Co.
7.00%, 03/19/2018	700,000	869,883
American Express Credit Corp. Series C, MTN
5.88%, 05/02/2013	150,000	151,998
American Express Credit Corp., Series MTN
2.38%, 03/24/2017	277,000	287,225
2.80%, 09/19/2016	1,617,000	1,708,189
Capital One Bank USA NA
8.80%, 07/15/2019	1,300,000	1,780,748
Capital One Financial Corp.
4.75%, 07/15/2021	625,000	711,796
6.75%, 09/15/2017	200,000	242,212
7.38%, 05/23/2014	75,000	81,261
Caterpillar Financial Services Corp.
Series F, MTN
5.85%, 09/01/2017	150,000	178,494
7.05%, 10/01/2018	150,000	192,328
Caterpillar Financial Services Corp., Series MTN
7.15%, 02/15/2019	100,000	129,357
HSBC Finance Corp.
4.75%, 07/15/2013 (A)	165,000	168,089
5.00%, 06/30/2015	455,000	494,580
5.50%, 01/19/2016	260,000	289,843
John Deere Capital Corp.
1.20%, 10/10/2017 (A)	306,000	305,138
2.25%, 04/17/2019	333,000	341,454
John Deere Capital Corp., Series MTN
2.75%, 03/15/2022 (A)	153,000	153,550
3.15%, 10/15/2021	290,000	301,530
5.75%, 09/10/2018	100,000	121,166
PACCAR Financial Corp., Series MTN
1.60%, 03/15/2017 (A)	197,000	199,263

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 2.3%
American Honda Finance Corp.
1.50%, 09/11/2017 - 144A	$200,000	$199,010
2.60%, 09/20/2016 - 144A	902,000	947,183
7.63%, 10/01/2018 - 144A	300,000	384,949
Aon Corp.
3.13%, 05/27/2016	235,000	246,633
3.50%, 09/30/2015	46,000	48,359
6.25%, 09/30/2040 (A)	83,000	105,625
Associates Corp.
6.95%, 11/01/2018	1,934,000	2,357,585
Bank of America Corp.
5.63%, 07/01/2020	3,840,000	4,453,659
5.75%, 12/01/2017	220,000	253,992
Bank of America Corp., Series MTN
5.00%, 05/13/2021	75,000	83,901
5.88%, 02/07/2042	400,000	486,076
Blackstone Holdings Finance Co. LLC
6.25%, 08/15/2042 - 144A	289,000	322,104
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	1,205,000	1,343,785
Citigroup, Inc.
4.45%, 01/10/2017	1,080,000	1,185,451
4.59%, 12/15/2015	485,000	527,196
5.38%, 08/09/2020 (A)	355,000	414,832
6.00%, 08/15/2017	1,615,000	1,884,766
6.13%, 11/21/2017	345,000	407,282
6.50%, 08/19/2013	110,000	113,411
6.88%, 03/05/2038	340,000	446,197
8.13%, 07/15/2039	100,000	147,436
8.50%, 05/22/2019	550,000	733,484
CME Group, Inc.
3.00%, 09/15/2022	640,000	639,191
5.75%, 02/15/2014	196,000	206,285
Countrywide Financial Corp.
6.25%, 05/15/2016 (A)	550,000	609,113
Ford Motor Credit Co., LLC
3.00%, 06/12/2017	314,000	320,535
3.98%, 06/15/2016	555,000	588,490
4.25%, 09/20/2022	332,000	340,300
General Electric Capital Corp., Series GMTN
5.50%, 01/08/2020	1,140,000	1,337,605
5.63%, 05/01/2018	3,213,000	3,780,361
6.00%, 08/07/2019	1,420,000	1,717,455
General Electric Capital Corp., Series MTN
4.38%, 09/16/2020	1,190,000	1,314,678
4.65%, 10/17/2021	900,000	1,000,909
5.40%, 02/15/2017 (A)	400,000	458,017
6.75%, 03/15/2032	485,000	612,726
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	370,000	378,771
2.88%, 04/21/2014 - 144A	100,000	102,888
Merrill Lynch & Co., Inc., Series GMTN
6.40%, 08/28/2017	1,325,000	1,552,073
Merrill Lynch & Co., Inc., Series MTN
6.88%, 04/25/2018	600,000	722,776
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	250,000	367,886
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
4.30%, 12/15/2042 - 144A (A)	455,000	431,945
4.35%, 06/15/2045 - 144A	818,000	772,670
5.35%, 09/01/2040	898,000	984,120
5.80%, 02/15/2019	1,300,000	1,567,561
6.30%, 01/15/2038	500,000	610,540

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
BellSouth Corp.
6.88%, 10/15/2031	$15,000	$18,154
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	95,556	100,662
7.00%, 10/01/2025	300,000	371,250
British Telecommunications PLC
5.95%, 01/15/2018 (A)	200,000	238,030
9.63%, 12/15/2030	180,000	280,036
Centel Capital Corp.
9.00%, 10/15/2019	450,000	549,508
CenturyLink, Inc.
Series P
7.60%, 09/15/2039	360,000	367,687
Series S
6.45%, 06/15/2021	540,000	589,655
Deutsche Telekom International Finance BV
6.00%, 07/08/2019 (A)	395,000	482,825
8.75%, 06/15/2030	330,000	481,639
France Telecom SA
2.75%, 09/14/2016	350,000	365,635
8.50%, 03/01/2031	430,000	626,536
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	758,000	799,928
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	400,000	400,481
Qwest Corp.
6.75%, 12/01/2021	800,000	928,231
Telecom Italia Capital SA
4.95%, 09/30/2014	250,000	261,883
6.18%, 06/18/2014	281,000	297,746
7.00%, 06/04/2018	250,000	291,762
Telefonica Emisiones SAU
5.46%, 02/16/2021	91,000	98,533
6.22%, 07/03/2017	650,000	726,986
6.42%, 06/20/2016 (A)	380,000	421,879
Verizon Communications, Inc.
6.10%, 04/15/2018	411,000	499,573
Verizon Global Funding Corp.
5.85%, 09/15/2035	175,000	209,022
7.75%, 12/01/2030	525,000	751,812
Verizon Maryland, Inc.
7.15%, 05/01/2023	600,000	607,249
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	240,000	319,998
Electric Utilities - 1.5%
AEP Texas Central Co.
Series E
6.65%, 02/15/2033	100,000	124,914
Alabama Power Co.
6.00%, 03/01/2039	248,000	316,272
6.13%, 05/15/2038	77,000	99,033
Series S
5.88%, 12/01/2022	370,000	458,654
American Electric Power Co., Inc.
1.65%, 12/15/2017	83,000	82,953
Appalachian Power Co.
6.38%, 04/01/2036	200,000	248,127
Series H
5.95%, 05/15/2033	50,000	57,866
Series P
6.70%, 08/15/2037	425,000	546,940
Arizona Public Service Co.
4.50%, 04/01/2042	121,000	126,147
5.05%, 09/01/2041 (A)	303,000	339,415

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Carolina Power & Light Co.
3.00%, 09/15/2021	$610,000	$636,619
5.30%, 01/15/2019 (A)	80,000	95,230
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	225,651
8.88%, 11/15/2018	337,000	448,421
Comision Federal de Electricidad
4.88%, 05/26/2021 - 144A	261,000	289,710
Detroit Edison Co.
2.65%, 06/15/2022	68,000	68,083
3.95%, 06/15/2042	101,000	100,578
Duke Energy Carolinas LLC
3.90%, 06/15/2021	260,000	287,615
4.25%, 12/15/2041	264,000	272,288
4.30%, 06/15/2020 (A)	156,000	175,495
6.00%, 01/15/2038	133,000	168,242
6.45%, 10/15/2032	100,000	128,298
Duke Energy Corp.
3.55%, 09/15/2021	348,000	364,173
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	200,000	218,947
Enel Finance International NV
5.13%, 10/07/2019 - 144A	450,000	483,529
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	130,831
5.95%, 10/01/2033 (A)	425,000	536,290
Great Plains Energy, Inc.
4.85%, 06/01/2021	26,000	28,153
Hydro-Quebec
8.40%, 01/15/2022	420,000	593,732
9.40%, 02/01/2021	100,000	146,330
Indiana Michigan Power Co.
7.00%, 03/15/2019	338,000	424,738
Jersey Central Power & Light Co.
7.35%, 02/01/2019 (A)	330,000	418,256
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	496,504	555,316
Kansas City Power & Light Co.
5.30%, 10/01/2041	1,040,000	1,152,717
Massachusetts Electric Co.
5.90%, 11/15/2039 - 144A	55,000	68,261
Nevada Power Co.
5.38%, 09/15/2040	52,000	61,794
5.45%, 05/15/2041 (A)	400,000	477,486
6.50%, 08/01/2018	410,000	511,207
7.13%, 03/15/2019	100,000	126,822
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/2015	78,000	78,626
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	50,000	57,787
NiSource Finance Corp.
5.80%, 02/01/2042	1,119,000	1,235,278
6.80%, 01/15/2019	604,000	731,577
Northern States Power Co.
5.35%, 11/01/2039	19,000	23,138
6.25%, 06/01/2036 (A)	100,000	133,651
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	775,000	960,428
7.00%, 09/01/2022	175,000	222,242
Pacific Gas & Electric Co.
2.45%, 08/15/2022 (A)	181,000	177,444
3.25%, 09/15/2021 (A)	159,000	167,113
4.45%, 04/15/2042	167,000	175,017
4.50%, 12/15/2041	540,000	567,482
5.40%, 01/15/2040	42,000	49,224
6.05%, 03/01/2034	60,000	76,065
8.25%, 10/15/2018 (A)	395,000	531,984

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
5.50%, 01/15/2019	$125,000	$150,165
5.65%, 07/15/2018	100,000	121,664
6.25%, 10/15/2037	360,000	478,510
Pennsylvania Electric Co.
6.05%, 09/01/2017	150,000	174,901
PPL Capital Funding, Inc.
4.20%, 06/15/2022	165,000	174,349
PPL Energy Supply LLC
4.60%, 12/15/2021	460,000	493,353
Progress Energy, Inc.
3.15%, 04/01/2022	156,000	156,181
4.40%, 01/15/2021	140,000	154,438
4.88%, 12/01/2019	200,000	229,725
6.00%, 12/01/2039	50,000	60,160
7.75%, 03/01/2031	150,000	202,751
Public Service Co., of Colorado
2.25%, 09/15/2022 (A)	137,000	133,916
3.20%, 11/15/2020	56,000	60,044
Public Service Co., of Oklahoma
5.15%, 12/01/2019	133,000	152,531
Public Service Electric & Gas Co.
2.70%, 05/01/2015	150,000	156,994
Public Service Electric & Gas Co., Series MTN
3.65%, 09/01/2042 (A)	288,000	276,696
5.38%, 11/01/2039	28,000	33,950
Southern California Edison Co.
3.90%, 12/01/2041	660,000	649,406
5.50%, 03/15/2040 (A)	130,000	161,238
6.65%, 04/01/2029	300,000	393,321
Southwestern Public Service Co.
Series G
8.75%, 12/01/2018	405,000	543,629
Virginia Electric and Power Co.
2.95%, 01/15/2022 (A)	157,000	163,077
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	26,728
3.65%, 12/15/2042	144,000	137,334
Xcel Energy, Inc.
4.70%, 05/15/2020 (A)	50,000	57,871
4.80%, 09/15/2041 (A)	116,000	128,057
Electrical Equipment - 0.0% (E)
Eaton Corp.
7.63%, 04/01/2024	500,000	642,191
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.38%, 11/01/2015	75,000	77,707
6.00%, 04/01/2020	385,000	429,817
6.88%, 07/01/2013 - 06/01/2018	252,000	271,834
Energy Equipment & Services - 0.5%
ANR Pipeline Co.
9.63%, 11/01/2021 (A)	200,000	299,116
Halliburton Co.
6.15%, 09/15/2019	70,000	87,746
7.60%, 08/15/2096 - 144A	160,000	232,654
Nabors Industries, Inc.
6.15%, 02/15/2018	205,000	233,982
9.25%, 01/15/2019	400,000	506,911
Noble Holding International, Ltd.
3.95%, 03/15/2022	87,000	89,789
5.25%, 03/15/2042	253,000	254,342
Schlumberger Investment SA 3.30%, 09/14/2021 - 144A	344,000	362,052

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Spectra Energy Capital LLC
6.20%, 04/15/2018	$325,000	$394,665
7.50%, 09/15/2038 (A)	125,000	168,415
8.00%, 10/01/2019	490,000	647,139
Texas Eastern Transmission, LP
2.80%, 10/15/2022 - 144A (A)	462,000	456,761
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	250,000	243,686
6.50%, 08/15/2018	175,000	218,489
7.13%, 01/15/2019	400,000	510,946
Transocean, Inc.
6.38%, 12/15/2021	161,000	189,481
6.50%, 11/15/2020	500,000	584,447
7.35%, 12/15/2041	124,000	153,535
7.50%, 04/15/2031	200,000	249,218
Weatherford International, Ltd.
5.95%, 04/15/2042	105,000	107,268
6.75%, 09/15/2040	130,000	140,948
9.88%, 03/01/2039	655,000	938,037
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
4.13%, 05/15/2021	360,000	396,831
6.13%, 09/15/2039	150,000	188,566
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	651,780	771,994
Kroger Co.
2.20%, 01/15/2017 (A)	123,000	126,467
3.40%, 04/15/2022 (A)	700,000	711,629
5.40%, 07/15/2040	51,000	54,792
6.15%, 01/15/2020	300,000	361,236
7.50%, 04/01/2031	100,000	126,749
8.00%, 09/15/2029	175,000	228,725
Walgreen Co.
3.10%, 09/15/2022	516,000	513,652
Food Products - 0.5%
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	400,000	405,398
8.50%, 06/15/2019	310,000	400,721
Cargill, Inc.
3.30%, 03/01/2022 - 144A	1,260,000	1,271,319
6.00%, 11/27/2017 - 144A	220,000	262,597
7.35%, 03/06/2019 - 144A	250,000	310,895
ConAgra Foods, Inc.
2.10%, 03/15/2018 (A)	200,000	201,626
Kraft Foods Group, Inc.
5.00%, 06/04/2042	156,000	169,321
5.38%, 02/10/2020	318,000	376,370
6.13%, 08/23/2018	225,000	274,687
6.50%, 02/09/2040	645,000	825,815
6.88%, 01/26/2039	196,000	259,060
Mondelez International, Inc.
5.38%, 02/10/2020	291,000	345,855
6.50%, 08/11/2017	1,171,000	1,416,528
Gas Utilities - 0.2%
AGL Capital Corp.
3.50%, 09/15/2021	601,000	642,114
4.45%, 04/15/2013	300,000	302,276
5.25%, 08/15/2019	100,000	118,571
5.88%, 03/15/2041	109,000	136,970
6.38%, 07/15/2016	300,000	351,297
Atmos Energy Corp.
4.95%, 10/15/2014	200,000	213,904
8.50%, 03/15/2019	44,000	59,283
Boston Gas Co.
4.49%, 02/15/2042 - 144A (A)	330,000	343,307
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	393,423

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Gas Utilities (continued)
CenterPoint Energy Resources Corp. (continued)
6.13%, 11/01/2017	$630,000	$751,257
Series B
5.95%, 01/15/2014	150,000	156,798
Health Care Providers & Services - 0.2%
Aetna, Inc.
4.50%, 05/15/2042	153,000	153,384
6.75%, 12/15/2037	305,000	406,812
Medco Health Solutions, Inc.
2.75%, 09/15/2015 (A)	140,000	145,892
7.13%, 03/15/2018	250,000	309,315
UnitedHealth Group, Inc.
3.38%, 11/15/2021	412,000	430,656
WellPoint, Inc.
3.13%, 05/15/2022	492,000	488,457
3.30%, 01/15/2023	105,000	105,114
4.63%, 05/15/2042	400,000	396,234
4.65%, 01/15/2043	38,000	37,901
Household Durables - 0.0% (E)
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	183,000	200,784
Household Products - 0.0% (E)
Kimberly-Clark Corp.
2.40%, 03/01/2022 (A)	68,000	67,697
Independent Power Producers & Energy Traders - 0.2%
Exelon Generation Co., LLC
4.00%, 10/01/2020	600,000	622,629
5.75%, 10/01/2041	86,000	92,409
PSEG Power LLC
4.15%, 09/15/2021	417,000	443,852
5.13%, 04/15/2020	151,000	171,253
5.32%, 09/15/2016 (A)	800,000	905,387
5.50%, 12/01/2015	100,000	111,570
Southern Power Co.
5.15%, 09/15/2041	360,000	396,561
Industrial Conglomerates - 0.1%
Danaher Corp.
3.90%, 06/23/2021	261,000	289,060
Koninklijke Philips Electronics NV
3.75%, 03/15/2022	606,000	650,235
7.20%, 06/01/2026	500,000	648,765
Insurance - 1.2%
ACE INA Holdings, Inc.
5.60%, 05/15/2015	425,000	471,246
Aflac, Inc.
4.00%, 02/15/2022 (A)	466,000	495,591
6.45%, 08/15/2040	108,000	133,833
8.50%, 05/15/2019	235,000	318,523
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	800,000	1,067,380
Allstate Corp.
5.00%, 08/15/2014	70,000	74,500
7.45%, 05/16/2019	100,000	130,279
Berkshire Hathaway Finance Corp.
3.00%, 05/15/2022	850,000	855,125
4.40%, 05/15/2042	268,000	262,195
5.40%, 05/15/2018 (A)	1,000,000	1,185,324
5.75%, 01/15/2040	100,000	118,454
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 (A)	727,000	777,641
CNA Financial Corp.
5.85%, 12/15/2014	200,000	216,405
5.88%, 08/15/2020 (A)	282,000	327,298
Jackson National Life Global Funding
4.70%, 06/01/2018 - 144A	1,400,000	1,529,759

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 - 144A	$183,000	$198,737
Lincoln National Corp.
4.20%, 03/15/2022 (A)	53,000	56,446
4.85%, 06/24/2021	58,000	64,605
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	297,000	335,381
Metropolitan Life Global Funding I
3.65%, 06/14/2018 - 144A (A)	520,000	568,587
3.88%, 04/11/2022 - 144A	720,000	771,116
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	260,000	266,500
9.38%, 08/15/2039 - 144A	1,425,000	2,055,953
New York Life Global Funding
4.65%, 05/09/2013 - 144A	150,000	151,675
Pacific Life Global Funding
5.00%, 05/15/2017 - 144A	100,000	105,857
5.15%, 04/15/2013 - 144A	280,000	282,572
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	1,350,000	1,959,459
Principal Life Global Funding II
1.00%, 12/11/2015 - 144A	145,000	144,744
Principal Life Income Funding Trusts, Series MTN
5.30%, 04/24/2013	250,000	252,660
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	900,000	1,223,911
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	614,115
Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022 (A)	117,000	115,788
3.25%, 10/15/2020	420,000	445,235
4.00%, 07/15/2042	133,000	123,352
IT Services - 0.2%
HP Enterprise Services LLC
7.45%, 10/15/2029	500,000	572,060
International Business Machines Corp.
1.25%, 02/06/2017	315,000	316,821
1.88%, 05/15/2019 (A)	420,000	424,304
4.00%, 06/20/2042 (A)	169,000	171,518
7.00%, 10/30/2025	508,000	718,100
Machinery - 0.1%
Caterpillar, Inc.
1.50%, 06/26/2017	115,000	115,870
2.60%, 06/26/2022 (A)	123,000	123,150
7.90%, 12/15/2018 (A)	250,000	335,913
Deere & Co.
2.60%, 06/08/2022	119,000	118,753
3.90%, 06/09/2042	107,000	106,181
Illinois Tool Works, Inc.
3.90%, 09/01/2042 (A)	624,000	611,734
Media - 1.0%
CBS Corp.
4.85%, 07/01/2042	320,000	316,818
5.50%, 05/15/2033	150,000	159,794
5.75%, 04/15/2020	63,000	73,977
7.88%, 07/30/2030	130,000	175,371
8.88%, 05/15/2019	100,000	134,525
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	590,624
Comcast Corp.
6.50%, 11/15/2035	100,000	123,162
7.05%, 03/15/2033	1,300,000	1,685,701
COX Communications, Inc.
5.45%, 12/15/2014	16,000	17,412

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
COX Enterprises, Inc.
7.38%, 07/15/2027 - 144A	$200,000	$249,739
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	910,000	918,010
4.60%, 02/15/2021	400,000	433,033
6.00%, 08/15/2040	700,000	745,813
6.38%, 03/01/2041	240,000	270,442
Discovery Communications LLC
4.38%, 06/15/2021	344,000	377,271
Historic TW, Inc.
9.15%, 02/01/2023	200,000	289,184
NBCUniversal Media LLC
4.38%, 04/01/2021	600,000	660,869
5.95%, 04/01/2041	210,000	246,555
News America, Inc.
6.20%, 12/15/2034	250,000	299,180
6.65%, 11/15/2037	600,000	753,281
7.25%, 05/18/2018	155,000	197,031
7.30%, 04/30/2028	130,000	160,578
7.70%, 10/30/2025	300,000	394,157
8.88%, 04/26/2023	200,000	271,749
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	127,999
Thomson Reuters Corp.
3.95%, 09/30/2021 (A)	1,005,000	1,084,014
4.70%, 10/15/2019	75,000	84,937
Time Warner Cable, Inc.
5.50%, 09/01/2041	388,000	410,954
6.55%, 05/01/2037	700,000	827,779
6.75%, 07/01/2018	40,000	49,544
7.30%, 07/01/2038	90,000	114,755
8.25%, 04/01/2019	530,000	700,638
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	352,625
Time Warner, Inc.
4.75%, 03/29/2021	140,000	158,295
5.38%, 10/15/2041	112,000	120,795
6.20%, 03/15/2040	100,000	119,146
6.25%, 03/29/2041	37,000	44,363
6.50%, 11/15/2036	50,000	60,486
7.63%, 04/15/2031	300,000	405,864
7.70%, 05/01/2032	100,000	137,486
Viacom, Inc.
3.88%, 12/15/2021	606,000	652,108
Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.25%, 11/21/2021	670,000	705,371
4.13%, 02/24/2042 (A)	300,000	304,641
6.50%, 04/01/2019	270,000	343,404
Placer Dome, Inc.
6.45%, 10/15/2035	399,000	464,135
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	80,000	84,585
3.75%, 09/20/2021	941,000	997,566
8.95%, 05/01/2014	400,000	440,364
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.
6.50%, 05/01/2018	180,000	217,975
Consolidated Edison Co., of New York, Inc.
5.70%, 06/15/2040	154,000	191,527
Consumers Energy Co.
2.85%, 05/15/2022	121,000	123,126
6.70%, 09/15/2019	100,000	128,624
Delmarva Power & Light Co.
4.00%, 06/01/2042 (A)	294,000	296,322

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Dominion Resources, Inc.
6.40%, 06/15/2018	$170,000	$209,672
Series 07-A
6.00%, 11/30/2017	450,000	539,578
Series C
4.90%, 08/01/2041	103,000	113,383
Series F
5.25%, 08/01/2033	500,000	569,870
MidAmerican Energy Holdings Co.
6.13%, 04/01/2036	310,000	385,379
San Diego Gas & Electric Co.
3.95%, 11/15/2041	376,000	378,307
6.00%, 06/01/2026	320,000	421,253
Sempra Energy
6.00%, 10/15/2039	150,000	184,369
8.90%, 11/15/2013	180,000	191,452
9.80%, 02/15/2019	764,000	1,073,645
Multiline Retail - 0.1%
Kohl’s Corp.
4.00%, 11/01/2021 (A)	262,000	263,215
Macy’s Retail Holdings, Inc.
5.13%, 01/15/2042	100,000	103,212
6.90%, 04/01/2029	200,000	240,169
7.45%, 07/15/2017	240,000	295,563
Nordstrom, Inc.
4.00%, 10/15/2021 (A)	301,000	330,727
Target Corp.
7.00%, 01/15/2038	140,000	198,194
Office Electronics - 0.1%
Xerox Corp.
4.50%, 05/15/2021 (A)	80,000	83,220
5.63%, 12/15/2019	535,000	603,369
6.75%, 02/01/2017	330,000	380,732
8.25%, 05/15/2014	90,000	97,705
Oil, Gas & Consumable Fuels - 1.3%
Alberta Energy Co., Ltd.
7.38%, 11/01/2031	500,000	639,444
Anadarko Finance Co.
Series B
7.50%, 05/01/2031	530,000	689,993
Anadarko Holding Co.
7.15%, 05/15/2028	552,000	646,189
Anadarko Petroleum Corp.
7.63%, 03/15/2014	400,000	428,459
8.70%, 03/15/2019	150,000	199,963
Apache Corp.
2.63%, 01/15/2023	192,000	185,598
3.25%, 04/15/2022	152,000	155,742
4.75%, 04/15/2043	268,000	276,933
6.90%, 09/15/2018	180,000	227,550
BG Energy Capital PLC
5.13%, 10/15/2041 - 144A	200,000	228,337
BP Capital Markets PLC
1.85%, 05/05/2017	429,000	437,721
3.25%, 05/06/2022	462,000	475,030
4.74%, 03/11/2021 (A)	100,000	115,434
Burlington Resources Finance Co.
7.40%, 12/01/2031	290,000	403,129
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	150,000	185,690
Cenovus Energy, Inc.
3.00%, 08/15/2022	91,000	89,994
4.45%, 09/15/2042 (A)	223,000	221,028
ConocoPhillips
6.00%, 01/15/2020	105,000	131,102
6.65%, 07/15/2018	350,000	440,512

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
3.25%, 05/15/2022	$337,000	$338,705
4.75%, 05/15/2042 (A)	224,000	222,791
6.30%, 01/15/2019	600,000	734,042
EnCana Corp.
6.50%, 05/15/2019 - 08/15/2034	610,000	740,978
ENI SpA
Series EX2
5.70%, 10/01/2040 - 144A	900,000	943,261
EOG Resources, Inc.
2.63%, 03/15/2023	236,000	231,666
4.10%, 02/01/2021	300,000	336,758
Hess Corp.
7.88%, 10/01/2029	620,000	800,463
Kerr-McGee Corp.
7.88%, 09/15/2031	300,000	392,199
Occidental Petroleum Corp.
1.75%, 02/15/2017	208,000	212,221
2.70%, 02/15/2023 (A)	882,000	879,302
Petro-Canada
5.35%, 07/15/2033	100,000	109,951
6.05%, 05/15/2018	312,000	377,732
7.88%, 06/15/2026	100,000	141,534
Petrobras International Finance Co.
5.38%, 01/27/2021	400,000	438,247
Phillips 66
2.95%, 05/01/2017	161,000	169,451
4.30%, 04/01/2022	130,000	142,510
Shell International Finance BV
4.30%, 09/22/2019 (A)	300,000	344,610
4.38%, 03/25/2020	410,000	471,382
6.38%, 12/15/2038	100,000	136,174
Statoil ASA
3.15%, 01/23/2022	313,000	328,351
4.25%, 11/23/2041 (A)	236,000	244,215
5.25%, 04/15/2019	630,000	753,498
Suncor Energy, Inc.
5.95%, 12/01/2034	400,000	484,845
6.10%, 06/01/2018	250,000	303,724
Talisman Energy, Inc.
7.75%, 06/01/2019	385,000	496,197
Tosco Corp.
7.80%, 01/01/2027	160,000	230,692
8.13%, 02/15/2030	230,000	337,801
Total Capital International SA
0.75%, 01/25/2016	102,000	102,048
1.55%, 06/28/2017	187,000	188,335
2.88%, 02/17/2022 (A)	688,000	703,526
Total Capital SA
4.13%, 01/28/2021	82,000	91,403
Pharmaceuticals - 0.1%
Merck & Co., Inc.
2.40%, 09/15/2022 (A)	288,000	282,283
Novartis Capital Corp.
2.40%, 09/21/2022	360,000	351,940
Pharmacia Corp.
6.50%, 12/01/2018	260,000	327,382
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	830,000	873,569
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	162,000	161,663
Real Estate Investment Trusts - 0.4%
CommonWealth REIT
5.88%, 09/15/2020	400,000	430,687
6.25%, 08/15/2016	400,000	439,742
6.65%, 01/15/2018	215,000	244,850

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
ERP Operating, LP
4.63%, 12/15/2021	$479,000	$533,261
5.75%, 06/15/2017	120,000	140,279
HCP, Inc.
3.75%, 02/01/2019	232,000	248,292
5.38%, 02/01/2021	105,000	121,668
Simon Property Group, LP
4.13%, 12/01/2021 (A)	404,000	443,413
4.38%, 03/01/2021	210,000	234,468
5.65%, 02/01/2020	247,000	295,122
6.13%, 05/30/2018	280,000	340,176
6.75%, 05/15/2014	50,000	53,066
10.35%, 04/01/2019	220,000	316,983
WEA Finance LLC
7.13%, 04/15/2018 - 144A	260,000	319,476
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A	363,000	365,675
6.75%, 09/02/2019 - 144A	580,000	715,439
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	180,000	182,856
3.45%, 09/15/2021	176,000	186,430
3.60%, 09/01/2020	125,000	133,407
4.38%, 09/01/2042 (A)	100,000	100,506
4.70%, 10/01/2019 (A)	75,000	86,538
5.40%, 06/01/2041	175,000	200,556
5.75%, 05/01/2040	500,000	597,168
7.29%, 06/01/2036	90,000	122,581
Canadian National Railway Co.
5.85%, 11/15/2017	180,000	216,132
CSX Corp.
4.25%, 06/01/2021 (A)	65,000	71,926
6.25%, 04/01/2015 - 03/15/2018	285,000	333,083
7.38%, 02/01/2019	350,000	444,089
7.90%, 05/01/2017	400,000	496,138
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	171,209
3.95%, 10/01/2042	140,000	132,858
6.00%, 03/15/2105 - 05/23/2111	944,000	1,131,748
Ryder System, Inc., Series MTN
2.50%, 03/01/2017	440,000	450,402
3.60%, 03/01/2016	132,000	138,165
Union Pacific Corp.
2.95%, 01/15/2023	43,000	43,783
4.16%, 07/15/2022	306,000	341,579
4.30%, 06/15/2042 (A)	148,000	149,859
5.78%, 07/15/2040	300,000	366,463
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	586,000	609,973
4.80%, 10/01/2041	535,000	559,433
National Semiconductor Corp.
6.60%, 06/15/2017	200,000	244,682
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017 (A)	70,000	80,184
Microsoft Corp.
4.50%, 10/01/2040	70,000	75,648
Oracle Corp.
5.00%, 07/08/2019	100,000	119,252
5.38%, 07/15/2040	123,000	149,522
6.13%, 07/08/2039	731,000	959,372
6.50%, 04/15/2038	200,000	271,689

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
Gap, Inc.
5.95%, 04/12/2021 (A)	$913,000	$1,030,406
Lowe’s Cos., Inc.
4.65%, 04/15/2042 (A)	443,000	464,340
5.13%, 11/15/2041	189,000	211,334
5.50%, 10/15/2035	140,000	160,769
Lowe’s Cos., Inc., Series MTN
7.11%, 05/15/2037	120,000	158,155
Transportation Infrastructure - 0.0% (E)
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.88%, 07/11/2022 - 144A	500,000	507,160
Water Utilities - 0.1%
American Water Capital Corp.
6.09%, 10/15/2017	780,000	931,261
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
2.38%, 09/08/2016	421,000	435,267
3.13%, 07/16/2022	236,000	234,469
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	290,000	303,352
Vodafone Group PLC
1.63%, 03/20/2017	470,000	475,507
5.45%, 06/10/2019	75,000	90,539

Total Corporate Debt Securities (cost $256,875,854)		277,936,489

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (B)	89,549,534	89,549,534

Total Securities Lending Collateral (cost $89,549,534)		89,549,534

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2013, to be repurchased at $21,580,872 on 02/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50%, due 01/01/2032 - 02/01/2032, and with a total value of $22,014,513.	$21,580,854	21,580,854

Total Repurchase Agreement (cost $21,580,854)		21,580,854

Total Investment Securities (cost $1,477,930,534) (F)		1,549,477,920
Other Assets and Liabilities - Net		(84,303,514)

Net Assets		$1,465,174,406

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $87,717,329. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at January 31, 2013.
(C)	Floating or variable rate note. Rate is listed as of January 31, 2013.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $375,000, or 0.03% of the fund’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	Aggregate cost for federal income tax purposes is $1,477,930,534. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $76,163,569 and $4,616,183, respectively. Net unrealized appreciation for tax purposes is $71,547,386.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $186,071,764 or 12.70% of the fund’s net assets.
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
U.S. Government Obligations	$—	$182,112,790	$—	$182,112,790
U.S. Government Agency Obligations	—	688,114,299	—	688,114,299
Foreign Government Obligations	—	34,909,323	—	34,909,323
Mortgage-Backed Securities	—	188,182,307	—	188,182,307
Asset-Backed Securities	—	62,078,459	—	62,078,459
Municipal Government Obligations	—	5,013,865	—	5,013,865
Corporate Debt Securities	—	277,936,489	—	277,936,489
Securities Lending Collateral	89,549,534	—	—	89,549,534
Repurchase Agreement	—	21,580,854	—	21,580,854

Total Investment Securities	$89,549,534	$1,459,928,386	$—	$1,549,477,920

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.9%
Brazil - 1.4%
Lojas Americanas SA, 0.51% (A)	650,934	$5,808,671
Colombia - 0.5%
Banco Davivienda SA, 1.98% (A)	164,231	2,220,076

Total Preferred Stocks (cost $6,460,418)		8,028,747

COMMON STOCKS - 92.0%
Brazil - 10.0%
B2W Cia Global Do Varejo (B)	161,416	1,236,954
Banco Bradesco SA - ADR (C)	123,500	2,269,930
BM&FBovespa SA	1,117,646	7,823,831
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (C)	67,990	3,245,843
Cia de Bebidas das Americas - ADR	47,200	2,221,232
Diagnosticos da America SA	252,000	1,790,644
Embraer SA - ADR (B)	115,970	3,823,531
Estacio Participacoes SA	164,900	3,651,839
Kroton Educacional SA (B)	157,116	3,858,173
MRV Engenharia e Participacoes SA	232,700	1,332,151
Natura Cosmeticos SA	162,300	4,376,684
Petroleo Brasileiro SA - Class A ADR	222,700	4,028,643
SUL America SA	24,100	225,346
Vale SA - Class B ADR	167,910	3,232,267
Chile - 0.5%
Banco Santander Chile	15,343,243	1,170,032
Cencosud SA	157,419	979,986
China - 6.6%
Baidu, Inc. - ADR (B)	142,320	15,413,256
Ctrip.com International, Ltd. - ADR (B) (C)	176,900	3,504,389
Home Inns & Hotels Management, Inc. - ADR (B)	61,970	1,894,423
NetEase, Inc. - ADR	67,270	3,122,673
New Oriental Education & Technology Group - ADR (C)	147,660	2,520,556
Youku Tudou, Inc. - ADR (B) (C)	82,960	1,888,170
Colombia - 1.1%
Almacenes Exito SA	135,577	2,535,277
Bancolombia SA - ADR	33,220	2,309,122
Denmark - 2.7%
Carlsberg AS - Class B	86,728	9,280,955
FLSmidth & Co. A/S (C)	34,877	2,165,095
Egypt - 0.5%
Commercial International Bank Egypt SAE	420,710	2,241,631
France - 0.1%
Technip SA	5,100	553,013
Hong Kong - 12.1%
AIA Group, Ltd.	1,045,200	4,157,673
China Oilfield Services, Ltd. - Class H	468,000	1,013,797
China Shenhua Energy Co., Ltd. - Class H	488,000	2,104,804
CNOOC, Ltd.	2,429,000	5,023,746
Hang Lung Group, Ltd.	295,750	1,794,239
Hang Lung Properties, Ltd.	912,549	3,441,739
Hong Kong Exchanges and Clearing, Ltd. (C)	317,387	6,028,200
Prada SpA (C)	583,300	5,242,284
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H (C)	2,117,000	2,036,364
Sinopharm Group Co., Ltd. - Class H (C)	633,000	1,942,569
Soho China, Ltd. (C)	1,942,000	1,752,843

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sun Art Retail Group, Ltd. (C)	48,000	$69,815
Tencent Holdings, Ltd.	201,600	7,054,986
Tingyi Cayman Islands Holding Corp. (C)	1,987,000	5,598,158
Tsingtao Brewery Co., Ltd. - Class H (C)	88,000	509,477
Want Want China Holdings, Ltd.	3,364,000	4,459,076
India - 12.5%
Ambuja Cements, Ltd.	351,834	1,338,477
Asian Paints, Ltd.	24,833	2,101,398
Cipla, Ltd.	209,858	1,605,794
Colgate-Palmolive India, Ltd.	100,830	2,551,554
DLF Ltd.	201,677	1,056,728
HDFC Bank, Ltd. - ADR	99,040	3,983,389
Hindustan Unilever, Ltd.	506,277	4,475,493
Housing Development Finance Corp.	527,327	7,802,338
ICICI Bank, Ltd. - ADR	120,560	5,521,648
Infosys, Ltd.	179,318	9,405,851
Marico, Ltd.	430,413	1,831,218
Sun Pharmaceuticals Industries, Ltd.	81,062	1,089,818
Sun TV Network, Ltd.	209,963	1,867,127
Tata Consultancy Services, Ltd.	156,487	3,951,451
Ultratech Cement, Ltd.	6,454	230,907
United Spirits, Ltd.	6,500	220,541
Zee Entertainment Enterprises, Ltd.	1,097,668	4,775,341
Indonesia - 1.4%
Astra International PT	5,456,000	4,117,207
Semen Gresik Persero PT	201,000	325,026
Unilever Indonesia PT	764,500	1,730,721
Italy - 0.8%
Saipem SpA	39,621	1,124,366
Salvatore Ferragamo Italia SpA	96,567	2,468,966
Korea, Republic of - 3.5%
E-Mart Co., Ltd.	19,507	4,335,187
MegaStudy Co., Ltd.	3,167	222,781
NHN Corp.	38,281	8,472,320
Shinsegae Co., Ltd.	9,956	2,011,452
Luxembourg - 1.3%
Tenaris SA - ADR (C)	127,910	5,381,174
Malaysia - 0.6%
Genting Bhd	861,500	2,634,133
Mexico - 7.5%
America Movil SAB de CV - Series L ADR	578,040	14,543,486
Fomento Economico Mexicano SAB de CV	603,538	6,522,118
Fomento Economico Mexicano SAB de CV - ADR	26,940	2,906,557
Grupo Financiero Inbursa SAB de CV - Class O (C)	744,919	2,088,651
Grupo Televisa SAB - ADR	83,930	2,350,879
Wal-Mart de Mexico SAB de CV - Series V	1,237,176	4,003,069
Netherlands - 1.0%
Heineken NV	61,405	4,318,031
Philippines - 2.6%
Jollibee Foods Corp.	778,430	2,098,900
SM Investments Corp.	178,590	4,178,879
SM Prime Holdings, Inc.	11,030,163	4,755,292
Russian Federation - 2.3%
Magnit OJSC (D)	53,152	9,988,581
Singapore - 0.9%
Genting Singapore PLC (C)	2,109,000	2,641,256
Jardine Strategic Holdings, Ltd. (C)	31,000	1,186,060
South Africa - 2.8%
ABSA Group, Ltd.	60,137	1,152,997
Impala Platinum Holdings, Ltd. (C)	190,526	3,458,881
MTN Group, Ltd.	270,630	5,297,661
Standard Bank Group, Ltd.	174,199	2,272,097

The notes are an integral part of this report.

Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Taiwan - 2.2%
Epistar Corp.	852,500	$1,619,740
Synnex Technology International Corp.	1,014,801	2,058,713
Taiwan Semiconductor Manufacturing Co., Ltd.	1,684,459	5,790,479
Thailand - 0.6%
Siam Commercial Bank PCL (C)	442,300	2,654,987
Turkey - 4.1%
Akbank TAS	394,605	1,996,864
Anadolu Efes Biracilik Ve Malt Sanayii AS	199,128	2,977,717
BIM Birlesik Magazalar AS	44,036	2,134,510
Enka Insaat ve Sanayi AS	741,280	2,225,419
Haci OMER Sabanci Holding AS	1,088,224	6,280,298
Turkiye Garanti Bankasi AS	389,577	1,953,700
United Kingdom - 11.1%
Anglo American PLC	288,013	8,617,318
BG Group PLC	351,220	6,238,791
Burberry Group PLC	84,674	1,822,355
Eurasia Drilling Co., Ltd. - GDR, Reg S	60,204	2,281,732
Mail.ru Group, Ltd. - GDR, Reg S	65,500	2,179,185
NovaTek OAO - GDR, Reg S (C)	66,300	7,763,730
SABMiller PLC	145,770	7,282,524
Tullow Oil PLC	364,060	6,570,803
Unilever PLC	120,228	4,894,797
United States - 3.2%
Almacenes Exito SA - 144A, GDR (D) (E)	158,800	3,022,806
Credicorp, Ltd.	11,240	1,761,645
Inretail Peru Corp. - 144A (B) (D) (E)	55,400	1,285,280
MercadoLibre, Inc. (C)	27,830	2,460,172
Yandex NV - Class A (B)	212,590	5,146,804

Total Common Stocks (cost $359,851,573)		396,341,586

INVESTMENT COMPANY - 0.8%
Hong Kong - 0.8%
iShares FTSE A50 China Index ETF (C)	2,361,400	3,586,829

Total Investment Company (cost $3,514,079)		3,586,829

SECURITIES LENDING COLLATERAL - 8.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (A)	38,498,932	38,498,932

Total Securities Lending Collateral (cost $38,498,932)		38,498,932

	Principal	Value
REPURCHASE AGREEMENT - 6.1%
State Street Bank & Trust Co. 0.03% (A), dated 01/31/2013, to be repurchased at $26,344,524 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $26,873,431.	$26,344,502	26,344,502

Total Repurchase Agreement (cost $26,344,502)		26,344,502

Total Investment Securities (cost $434,669,504) (F)		472,800,596
Other Assets and Liabilities - Net		(41,981,373)

Net Assets		$430,819,223

The notes are an integral part of this report.

Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY :	Percentage of Total Investment Securities	Value
Internet Software & Services	9.7%	$45,737,566
Beverages	7.7	36,239,152
Food & Staples Retailing	7.1	33,611,806
Commercial Banks	7.1	33,596,769
Oil, Gas & Consumable Fuels	6.7	31,730,517
Diversified Financial Services	4.3	20,132,329
Wireless Telecommunication Services	4.2	19,841,147
Metals & Mining	3.2	15,308,466
Food Products	3.2	14,952,031
IT Services	2.8	13,357,302
Real Estate Management & Development	2.7	12,800,841
Hotels, Restaurants & Leisure	2.7	12,773,101
Energy Equipment & Services	2.2	10,354,082
Diversified Consumer Services	2.2	10,253,349
Textiles, Apparel & Luxury Goods	2.0	9,533,605
Media	1.9	8,993,347
Household Products	1.8	8,757,768
Thrifts & Mortgage Finance	1.6	7,802,338
Industrial Conglomerates	1.6	7,590,358
Semiconductors & Semiconductor Equipment	1.6	7,410,219
Personal Products	1.3	6,207,902
Multiline Retail	1.2	5,808,671
Insurance	0.9	4,383,019
Automobiles	0.9	4,117,207
Aerospace & Defense	0.8	3,823,531
Health Care Providers & Services	0.8	3,733,213
Capital Markets	0.8	3,586,829
Pharmaceuticals	0.6	2,695,612
Construction & Engineering	0.5	2,165,095
Chemicals	0.4	2,101,398
Electronic Equipment & Instruments	0.4	2,058,713
Health Care Equipment & Supplies	0.4	2,036,364
Construction Materials	0.4	1,894,410
Household Durables	0.3	1,332,151
Internet & Catalog Retail	0.3	1,236,954

Investment Securities, at Value	86.3	407,957,162
Short-Term Investments	13.7	64,843,434

Total Investments	100.0%	$472,800,596

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2013.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $37,085,425. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $14,296,667, or 3.32% of the fund’s net assets.
(E)	Illiquid. Total aggregate market value of illiquid securities is $4,308,086, or 1.00% of the fund’s net assets.
(F)	Aggregate cost for federal income tax purposes is $434,669,504. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $53,595,073 and $15,463,981, respectively. Net unrealized appreciation for tax purposes is $38,131,092.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $4,308,086 or 1.00% of the fund’s net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company

The notes are an integral part of this report.

Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Preferred Stocks	$8,028,747	$—	$—	$8,028,747
Common Stocks	148,535,251	247,806,335	—	396,341,586
Investment Company	—	3,586,829	—	3,586,829
Securities Lending Collateral	38,498,932	—	—	38,498,932
Repurchase Agreement	—	26,344,502	—	26,344,502

Total Investment Securities	$195,062,930	$277,737,666	$—	$472,800,596

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. As of period ended January 31, 2013, securities with fair market value of $4,308,086 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.

Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 4.5%
Boeing Co.	325,812	$24,067,732
Honeywell International, Inc.	363,786	24,824,757
United Technologies Corp.	206,493	18,082,592
Automobiles - 0.7%
Ford Motor Co.	776,213	10,051,958
Beverages - 1.7%
Coca-Cola Co.	671,088	24,991,317
Biotechnology - 5.9%
Amgen, Inc.	367,388	31,396,979
Biogen Idec, Inc. (A)	100,276	15,651,078
Celgene Corp. (A)	215,190	21,295,202
Gilead Sciences, Inc. (A)	481,008	18,975,766
Chemicals - 3.7%
CF Industries Holdings, Inc.	81,095	18,584,541
Monsanto Co.	261,393	26,492,181
Sherwin-Williams Co.	59,865	9,706,511
Commercial Services & Supplies - 0.9%
ADT Corp.	153,129	7,273,628
Tyco International, Ltd.	223,667	6,761,453
Communications Equipment - 7.6%
Cisco Systems, Inc.	3,882,166	79,856,155
Emulex Corp. (A)	537,760	4,108,486
F5 Networks, Inc. (A)	75,317	7,899,247
QUALCOMM, Inc.	261,025	17,235,481
Riverbed Technology, Inc. (A)	214,405	4,159,457
Computers & Peripherals - 6.2%
Apple, Inc.	131,742	59,983,450
NetApp, Inc. (A)	614,828	22,133,808
QLogic Corp. (A)	193,908	2,239,637
SanDisk Corp. (A)	174,707	8,733,603
Consumer Finance - 1.1%
American Express Co.	285,617	16,797,136
Diversified Consumer Services - 0.1%
ITT Educational Services, Inc. (A) (B)	46,438	782,016
Diversified Financial Services - 2.4%
Bank of America Corp.	2,190,243	24,793,551
JPMorgan Chase & Co.	243,136	11,439,549
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	654,040	28,522,684
Energy Equipment & Services - 3.9%
Core Laboratories NV	4,142	528,685
Diamond Offshore Drilling, Inc.	211,555	15,885,665
National Oilwell Varco, Inc.	196,957	14,602,392
Oceaneering International, Inc.	201,290	12,723,541
Transocean, Ltd.	256,740	14,559,725
Food & Staples Retailing - 4.5%
Costco Wholesale Corp.	170,651	17,464,423
CVS Caremark Corp.	376,624	19,283,149
Wal-Mart Stores, Inc.	432,563	30,257,782
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (A) (B)	235,870	10,739,161
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	362,539	12,282,821
Edwards Lifesciences Corp. (A)	89,079	8,010,875
Hologic, Inc. (A)	443,330	10,568,987
Zimmer Holdings, Inc.	189,555	14,140,803

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 1.6%
Aetna, Inc.	176,244	$8,500,248
McKesson Corp.	140,135	14,746,406
Hotels, Restaurants & Leisure - 1.2%
Starwood Hotels & Resorts Worldwide, Inc.	166,826	10,244,785
Wynn Resorts, Ltd.	55,350	6,930,927
Industrial Conglomerates - 3.0%
3M Co.	180,271	18,126,249
Danaher Corp.	192,599	11,542,458
General Electric Co.	650,091	14,484,028
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (A)	91,925	24,406,087
priceline.com, Inc. (A)	13,559	9,294,288
Internet Software & Services - 6.2%
eBay, Inc. (A)	343,735	19,225,099
Facebook, Inc. - Class A (A)	244,308	7,566,219
Google, Inc. - Class A (A)	53,501	40,430,171
IAC/InterActiveCorp	389,670	16,073,887
Yahoo! Inc. (A)	465,758	9,142,829
IT Services - 3.4%
International Business Machines Corp.	141,797	28,794,717
Visa, Inc. - Class A	135,360	21,374,697
Life Sciences Tools & Services - 0.5%
Bruker Corp. (A)	373,760	6,305,331
Life Technologies Corp. (A)	20,453	1,323,105
Machinery - 2.5%
Dover Corp.	73,047	5,053,391
Illinois Tool Works, Inc.	219,638	13,799,856
Parker Hannifin Corp.	195,466	18,172,474
Media - 4.6%
Comcast Corp. - Class A	596,705	22,722,526
News Corp. - Class A	545,526	15,132,891
Omnicom Group, Inc.	314,566	17,074,643
Sirius XM Radio, Inc. (B)	4,555,809	14,305,240
Metals & Mining - 0.2%
Allied Nevada Gold Corp. (A) (B)	153,270	3,630,966
Multiline Retail - 0.6%
Dollar Tree, Inc. (A)	220,761	8,828,232
Oil, Gas & Consumable Fuels - 1.6%
Exxon Mobil Corp.	119,886	10,786,144
Valero Energy Corp.	295,866	12,938,220
Personal Products - 0.1%
Herbalife, Ltd. (B)	59,090	2,146,149
Pharmaceuticals - 4.4%
AbbVie, Inc.	369,221	13,546,719
Eli Lilly & Co.	406,306	21,814,569
Johnson & Johnson	169,389	12,521,235
Merck & Co., Inc.	408,536	17,669,182
Road & Rail - 0.5%
Hertz Global Holdings, Inc. (A) (B)	445,241	8,139,005
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	493,237	16,483,981
Broadcom Corp. - Class A	183,778	5,963,596
Xilinx, Inc.	256,949	9,376,069
Software - 8.1%
BMC Software, Inc. (A)	160,564	6,671,434
Check Point Software Technologies, Ltd. (A) (B)	255,041	12,752,050
Intuit, Inc.	113,806	7,099,218
Microsoft Corp.	1,588,454	43,634,831
NetSuite, Inc. (A) (B)	84,100	5,906,343

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	967,846	$34,368,212
Red Hat, Inc. (A)	197,539	10,975,267
Specialty Retail - 6.0%
Buckle, Inc. (B)	204,059	9,545,880
Home Depot, Inc.	326,159	21,826,560
Lowe’s Cos., Inc.	622,162	23,760,367
O’Reilly Automotive, Inc. (A) (B)	164,856	15,273,908
PetSmart, Inc.	140,546	9,193,114
TJX Cos., Inc.	209,647	9,471,852
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc. (A) (B)	76,041	5,246,829
Tobacco - 1.9%
Philip Morris International, Inc.	325,587	28,703,750

Total Common Stocks (cost $1,196,490,750)		1,490,934,198

SECURITIES LENDING COLLATERAL - 4.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (C)	67,321,641	67,321,641

Total Securities Lending Collateral (cost $67,321,641)		67,321,641

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $720,016 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $736,934.	$720,015	720,015

Total Repurchase Agreement (cost $720,015)		720,015

Total Investment Securities (cost $1,264,532,406) (D)		1,558,975,854
Other Assets and Liabilities - Net		(68,610,876)

Net Assets		$1,490,364,978

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $65,698,066. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $1,264,532,406. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $304,106,998 and $9,663,550, respectively. Net unrealized appreciation for tax purposes is $294,443,448.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$1,490,934,198	$—	$—	$1,490,934,198
Securities Lending Collateral	67,321,641	—	—	67,321,641
Repurchase Agreement	—	720,015	—	720,015

Total Investment Securities	$1,558,255,839	$720,015	$—	$1,558,975,854

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 5.7%
Honeywell International, Inc.	424,700	$28,981,528
Raytheon Co.	422,800	22,273,104
Airlines - 1.0%
Southwest Airlines Co.	828,500	9,287,485
Capital Markets - 3.4%
State Street Corp.	547,700	30,479,505
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	394,300	18,709,535
Commercial Banks - 6.7%
PNC Financial Services Group, Inc.	448,600	27,723,480
Wells Fargo & Co.	924,000	32,182,920
Consumer Finance - 2.5%
American Express Co.	378,200	22,241,942
Diversified Financial Services - 7.6%
Bank of America Corp.	3,492,200	39,531,704
JPMorgan Chase & Co.	622,300	29,279,215
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	767,900	26,715,241
Verizon Communications, Inc.	484,500	21,129,045
Electrical Equipment - 2.1%
Emerson Electric Co.	337,300	19,310,425
Food & Staples Retailing - 6.8%
Sysco Corp.	849,400	26,985,438
Walgreen Co.	848,800	33,918,048
Gas Utilities - 4.5%
ONEOK, Inc.	860,600	40,456,806
Health Care Equipment & Supplies - 5.7%
Baxter International, Inc.	300,400	20,379,136
Medtronic, Inc.	657,300	30,630,180
Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	418,500	18,334,485
Industrial Conglomerates - 3.3%
General Electric Co.	1,322,900	29,474,212
Insurance - 2.1%
Loews Corp.	442,697	19,199,769
IT Services - 3.1%
International Business Machines Corp.	139,400	28,307,958
Machinery - 5.8%
Illinois Tool Works, Inc.	416,200	26,149,846
Stanley Black & Decker, Inc.	340,500	26,160,615
Multiline Retail - 3.0%
Target Corp.	442,100	26,707,261
Oil, Gas & Consumable Fuels - 9.4%
ConocoPhillips	450,700	26,140,600
Marathon Oil Corp.	862,000	28,971,820
Occidental Petroleum Corp.	338,900	29,914,703
Pharmaceuticals - 10.1%
Johnson & Johnson	378,100	27,949,152
Merck & Co., Inc.	638,100	27,597,825
Pfizer, Inc.	1,310,800	35,758,624
Tobacco - 4.4%
Altria Group, Inc.	382,400	12,879,232
Philip Morris International, Inc.	308,000	27,153,280

Total Common Stocks (cost $851,958,529)		870,914,119

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
State Street Bank & Trust Co. 0.03% (A), dated 01/31/2013, to be repurchased at $29,746,807 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $30,342,281.	$29,746,782	$29,746,782

Total Repurchase Agreement (cost $29,746,782)		29,746,782

Total Investment Securities (cost $881,705,311) (B)		900,660,901
Other Assets and Liabilities - Net		1,166,602

Net Assets		$901,827,503

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2013.
(B)	Aggregate cost for federal income tax purposes is $881,705,311. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $26,331,763 and $7,376,173, respectively. Net unrealized appreciation for tax purposes is $18,955,590.

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$870,914,119	$—	$—	$870,914,119
Repurchase Agreement	—	29,746,782	—	29,746,782

Total Investment Securities	$870,914,119	$29,746,782	$—	$900,660,901

(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS - 54.9%
Argentina - 0.9%
City of Buenos Aires Argentina
9.95%, 03/01/2017 - Reg S		$3,800,000	$3,249,000
Republic of Argentina
2.50%, 12/31/2038		11,820,000	3,930,150
Belarus - 0.5%
Republic of Belarus
8.95%, 01/26/2018 - Reg S		3,500,000	3,749,375
Brazil - 0.5%
Republic of Brazil
10.25%, 01/10/2028	BRL	6,665,000	4,200,455
Chile - 1.5%
Republic of Chile
5.50%, 08/05/2020	CLP	5,156,000,000	12,200,236
Colombia - 5.2%
Colombia Government International Bond
4.38%, 03/21/2023	COP	8,005,000,000	4,591,329
Empresa de Telecomunicaciones de Bogota
7.00%, 01/17/2023 - 144A		16,484,000,000	9,656,001
Republic of Colombia
7.38%, 01/27/2017 - 03/18/2019		$14,500,000	18,274,000
12.00%, 10/22/2015	COP	14,041,000,000	9,501,387
Costa Rica - 0.8%
Costa Rica Government International Bond
10.00%, 08/01/2020 - 144A		$4,485,000	6,323,850
Cote d’Ivoire - 1.6%
Ivory Coast Government International Bond
5.75%, 12/31/2032 - 144A		3,000,000	2,868,750
Republic of The Ivory Coast
5.75%, 12/31/2032 - Reg S		10,790,000	10,304,450
Croatia - 0.6%
Croatia Government International Bond
6.25%, 04/27/2017 - 144A		4,300,000	4,730,000
Georgia - 0.5%
Georgia Government International Bond
6.88%, 04/12/2021 - 144A (A)		3,585,000	4,230,300
Hungary - 1.0%
Hungary Government Bond
6.50%, 06/24/2019	HUF	1,000,000,000	4,771,992
7.00%, 06/24/2022		673,520,000	3,271,773
Indonesia - 2.8%
Indonesia Government International Bond
3.75%, 04/25/2022 - 144A (A)		$2,500,000	2,618,750
4.88%, 05/05/2021 - 144A		2,050,000	2,316,500
5.25%, 01/17/2042 - 144A (A)		6,300,000	6,969,375
Indonesia Treasury Bond
6.13%, 05/15/2028	IDR	41,100,000,000	4,280,548
7.00%, 05/15/2022		53,107,000,000	6,124,742
Israel - 0.7%
Israel Government International Bond
3.15%, 06/30/2023		$3,310,000	3,285,377
4.50%, 01/30/2043		2,210,000	2,179,902

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Latvia - 0.5%
Republic of Latvia
5.25%, 06/16/2021 - Reg S (A)		$3,300,000	$3,753,750
Mexico - 7.1%
Mexican Bonos
6.00%, 06/18/2015	MXN	85,370,000	6,944,979
6.50%, 06/10/2021		138,400,000	11,955,633
7.75%, 11/13/2042		80,000,000	7,648,266
Mexican Udibonos
2.50%, 12/10/2020		44,650,493	3,792,226
Mexico Government International Bond
5.63%, 01/15/2017		$10,500,000	12,195,750
Mexico Government International Bond, Series MTN
4.75%, 03/08/2044 (A)		13,590,000	14,289,885
Mongolia - 1.4%
Mongolia Government International Bond
5.13%, 12/05/2022 - 144A		11,960,000	11,481,600
Peru - 1.4%
Peruvian Government International Bond
7.84%, 08/12/2020 - 144A	PEN	12,080,000	5,891,600
8.60%, 08/12/2017 - 144A		6,500,000	3,160,089
8.60%, 08/12/2017 - Reg S		3,690,000	1,793,958
Philippines - 1.8%
Philippine Government International Bond
3.90%, 11/26/2022	PHP	400,000,000	10,569,006
6.25%, 01/14/2036		135,000,000	4,200,209
Poland - 3.4%
Poland Government Bond
4.00%, 10/25/2023	PLN	11,625,000	3,785,684
4.75%, 04/25/2017		26,900,000	9,171,602
Poland Government International Bond
3.00%, 03/17/2023		$13,610,000	13,167,675
Republic of Poland
6.38%, 07/15/2019		1,000,000	1,238,000
Qatar - 0.7%
Qatar Government International Bond
4.50%, 01/20/2022 - 144A		5,110,000	5,806,646
Romania - 0.8%
Romanian Government International Bond
6.75%, 02/07/2022 - 144A		5,447,000	6,558,079
Russian Federation - 1.1%
AHML Finance, Ltd.
7.75%, 02/13/2018 - 144A	RUB	133,000,000	4,433,333
Russian Foreign Bond - Eurobond
4.50%, 04/04/2022 - 144A		$4,270,000	4,717,496
Slovenia - 2.0%
Slovenia Government International Bond
5.50%, 10/26/2022 - 144A (A)		15,600,000	16,165,500
Sri Lanka - 0.9%
Sri Lanka Government International Bond
6.25%, 07/27/2021 - 144A		6,720,000	7,306,340
Supranational - 2.9%
Eastern and Southern African Trade and Development Bank, Series EMTN
6.88%, 01/09/2016 (A)		4,650,000	4,952,250
Eurasian Development Bank
4.77%, 09/20/2022 - 144A		6,423,000	6,679,920
Inter-American Development Bank, Series EMTN
5.00%, 07/24/2015 (B)	INR	630,000,000	11,841,134

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Thailand - 1.2%
Thailand Government Bond
3.63%, 06/16/2023	THB	279,000,000	$9,319,975
Turkey - 3.3%
Turkey Government Bond
Zero Coupon, 05/15/2013	TRY	16,688,000	9,342,718
9.50%, 01/12/2022		4,315,000	2,910,524
Turkey Government International Bond
3.25%, 03/23/2023 (A)		$6,500,000	6,238,700
5.13%, 03/25/2022		3,000,000	3,382,500
6.25%, 09/26/2022		3,500,000	4,270,000
Ukraine - 2.1%
Financing of Infrastrucural Projects State Enterprise
9.00%, 12/07/2017 - 144A		9,100,000	9,486,750
Ukraine Government International Bond
7.95%, 06/04/2014 - Reg S		2,800,000	2,856,000
9.25%, 07/24/2017 - 144A		4,520,000	4,915,500
Uruguay - 1.5%
Uruguay Government International Bond
5.00%, 09/14/2018	UYU	197,726,141	12,081,999
Venezuela - 6.2%
Republic of Venezuela
6.00%, 12/09/2020 - Reg S		$14,240,000	12,246,400
7.65%, 04/21/2025		4,720,000	4,295,200
Venezuela Government International Bond
8.25%, 10/13/2024 - Reg S (A)		4,600,000	4,347,000
11.75%, 10/21/2026 - Reg S (A)		13,405,000	15,194,567
11.95%, 08/05/2031 - Reg S		11,945,000	13,706,888

Total Foreign Government Obligations (cost $424,338,641)			441,723,573

CORPORATE DEBT SECURITIES - 39.4%
Bermuda - 1.0%
Noble Group, Ltd.
6.63%, 08/05/2020 - 144A		3,670,000	3,908,550
6.75%, 01/29/2020 - 144A		1,890,000	2,055,375
Qtel International Finance, Ltd.
3.88%, 01/31/2028 - 144A		2,000,000	1,983,000
Brazil - 2.8%
Banco BMG SA
8.00%, 04/15/2018 - 144A		2,725,000	2,575,125
Banco BTG Pactual SA
4.00%, 01/16/2020 - 144A		5,000,000	4,825,000
Banco do Brasil SA
6.25%, 04/15/2024 - 144A (C) (D)		1,500,000	1,488,750
Oi SA
5.75%, 02/10/2022 - 144A		2,300,000	2,415,000
Telemar Norte Leste SA
5.50%, 10/23/2020 - 144A		2,200,000	2,321,000
Vale SA
5.63%, 09/11/2042		8,330,000	8,488,187
Cayman Islands - 4.4%
Country Garden Holdings Co., Ltd.
11.13%, 02/23/2018 - Reg S		800,000	902,000
11.25%, 04/22/2017 - 144A		1,700,000	1,891,250
Dubai Holding Commercial Operations MTN, Ltd., Series EMTN
4.75%, 01/30/2014	EUR	2,850,000	3,865,089
6.00%, 02/01/2017	GBP	2,750,000	4,361,500
Grupo Aval, Ltd.
4.75%, 09/26/2022 - 144A		$5,000,000	5,087,500
IPIC GMTN, Ltd.
5.50%, 03/01/2022 - 144A		3,740,000	4,338,400

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
KWG Property Holding, Ltd.
12.75%, 03/30/2016 - Reg S		$2,405,000	$2,663,648
13.25%, 03/22/2017 - Reg S (A)		3,000,000	3,470,700
Marfrig Overseas, Ltd.
9.50%, 05/04/2020 - 144A		2,790,000	2,657,475
Odebrecht Finance, Ltd.
7.13%, 06/26/2042 - 144A		5,480,000	6,343,100
Dominican Republic - 0.7%
Aeropuertos Dominicanos Siglo XXI SA
9.25%, 11/13/2019 - 144A		5,560,000	5,921,400
El Salvador - 0.5%
Telemovil Finance Co., Ltd.
8.00%, 10/01/2017 - 144A		3,610,000	3,898,800
Indonesia - 1.4%
Berau Coal Energy PT
7.25%, 03/13/2017 - 144A (A)		2,800,000	2,758,000
Gajah Tunggal Tbk PT
7.75%, 02/06/2018 - 144A (B)		6,640,000	6,623,400
Pertamina Persero PT
4.88%, 05/03/2022 - 144A		2,000,000	2,150,000
Ireland - 2.7%
ALFA Bank OJSC Via ALFA Bond Issuance PLC
7.75%, 04/28/2021 - Reg S (A)		2,900,000	3,343,700
7.75%, 04/28/2021 - 144A (A)		275,000	317,075
Federal Grid Co. OJSC via Federal Grid Finance, Ltd., Series EMTN
8.45%, 03/13/2019 - Reg S	RUB	120,000,000	4,068,373
Novatek OAO via Novatek Finance, Ltd.
4.42%, 12/13/2022 - 144A (A)		$4,350,000	4,355,437
Rosneft Oil Co. via Rosneft International Finance, Ltd.
4.20%, 03/06/2022 - 144A		4,750,000	4,750,000
Sibur Securities, Ltd.
3.91%, 01/31/2018 - 144A		4,750,000	4,726,250
Isle of Man - 0.5%
Sasol Financing International PLC
4.50%, 11/14/2022		3,730,000	3,683,375
Kazakhstan - 0.6%
Development Bank of Kazakhstan JSC
4.13%, 12/10/2022 - 144A		4,630,000	4,734,175
Luxembourg - 4.7%
Cirsa Funding Luxembourg SA
8.75%, 05/15/2018 - Reg S	EUR	1,840,000	2,467,124
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022 - 144A		$4,550,000	4,568,200
Minerva Luxembourg SA
7.75%, 01/31/2023 - 144A		900,000	922,500
Russian Agricultural Bank OJSC Via RSHB Capital SA
8.63%, 02/17/2017 - 144A (A)	RUB	336,000,000	11,475,410
TMK OAO Via TMK Capital SA
7.75%, 01/27/2018 - Reg S		$6,600,000	7,021,410
Virgolino de Oliveira Finance, Ltd.
10.50%, 01/28/2018 - 144A		1,400,000	1,435,000
10.50%, 01/28/2018 - Reg S (A)		1,000,000	1,025,000
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/2022 - 144A		2,625,000	2,777,250
Wind Acquisition Finance SA
11.75%, 07/15/2017 - 144A		3,610,000	3,880,750
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017 - 144A (E)		2,504,550	2,642,300
Mexico - 3.4%
America Movil SAB de CV Series 12
6.45%, 12/05/2022	MXN	37,500,000	3,102,499

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Bank of New York Mellon SA Institucion de Banca Multiple
9.63%, 05/02/2021 - 144A		$3,910,000	$3,870,900
BBVA Bancomer SA
6.75%, 09/30/2022 - 144A (A)		2,900,000	3,378,500
6.75%, 09/30/2022 - Reg S (A)		3,800,000	4,427,000
Petroleos Mexicanos
5.50%, 06/27/2044 - Reg S (A)		9,300,000	9,555,750
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 - 144A (A)		1,485,000	1,232,550
9.75%, 02/03/2022 - 144A (A)		2,500,000	2,081,250
Netherlands - 3.7%
Aerospace Satellite Corp. Holding BV
12.75%, 11/16/2015 - 144A		5,500,000	6,063,750
Hyva Global BV
8.63%, 03/24/2016 - 144A		5,800,000	5,626,000
Indo Energy Finance II BV
6.38%, 01/24/2023 - 144A		2,000,000	2,040,000
LUKOIL International Finance BV
6.13%, 11/09/2020 - 144A		6,320,000	7,220,600
7.25%, 11/05/2019 - 144A		2,640,000	3,181,200
Marfrig Holding Europe BV
9.88%, 07/24/2017 - 144A (A)		5,850,000	5,762,250
Panama - 0.6%
Global Bank Corp.
4.75%, 10/05/2017 - 144A (A)		4,780,000	4,856,480
Peru - 0.8%
BBVA Banco Continental SA
2.25%, 07/29/2016 - 144A		3,000,000	2,985,000
El Fondo MIVIVIENDA SA
3.50%, 01/31/2023 - 144A		3,770,000	3,732,300
Singapore - 0.5%
Berau Capital Resources Pte, Ltd.
12.50%, 07/08/2015 - 144A		2,700,000	2,902,500
Temasek Financial I, Ltd.
4.30%, 10/25/2019 - 144A		1,000,000	1,131,064
Spain - 0.4%
Telefonica Emisiones SAU
7.05%, 06/20/2036		3,130,000	3,472,973
Sweden - 1.0%
PKO Finance AB
4.63%, 09/26/2022 - 144A		8,030,000	8,373,282
Thailand - 1.8%
Bangkok Bank PCL
3.88%, 09/27/2022 - 144A		6,250,000	6,396,469
PTT Global Chemical PCL
4.25%, 09/19/2022 - 144A		5,600,000	5,762,394
Thai Oil PCL
3.63%, 01/23/2023 - 144A		1,935,000	1,909,474
Turkey - 2.7%
Akbank TAS
5.00%, 10/24/2022 - 144A		6,010,000	6,276,183
7.50%, 02/05/2018 - 144A	TRY	3,100,000	1,762,615
Turkiye Garanti Bankasi AS
5.25%, 09/13/2022 - 144A (A)		$4,550,000	4,834,375
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/2022 - 144A (A)		8,201,000	8,508,538
United Arab Emirates - 1.8%
Abu Dhabi National Energy Co.
3.63%, 01/12/2023 - 144A		2,200,000	2,189,000
5.88%, 12/13/2021 - 144A		3,050,000	3,560,875
DP World, Ltd.
6.85%, 07/02/2037 - 144A (A)		7,480,000	8,602,000

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom - 1.0%
Nord Anglia Education UK Holdings PLC
10.25%, 04/01/2017 - 144A		$4,690,000	$5,194,175
Ukreximbank Via Biz Finance PLC
8.38%, 04/27/2015 - Reg S		2,650,000	2,669,875
United States - 1.2%
Braskem America Finance Co.
7.13%, 07/22/2041 - 144A (A)		2,000,000	2,120,000
CEDC Finance Corp. International, Inc.
9.13%, 12/01/2016 - 144A		4,250,000	2,635,000
General Electric Capital Corp., Series GMTN
4.25%, 01/17/2018	NZD	2,200,000	1,821,685
NII Capital Corp.
7.63%, 04/01/2021		$3,900,000	3,061,500
Venezuela - 0.6%
Petroleos de Venezuela SA
5.13%, 10/28/2016		1,178,000	1,024,860
9.00%, 11/17/2021 - Reg S		1,471,000	1,397,450
9.75%, 05/17/2035 - Reg S (A)		2,780,000	2,641,000
Virgin Islands, British - 0.6%
Arcos Dorados Holdings, Inc.
10.25%, 07/13/2016 - 144A (A)		BRL 9,620,000	5,084,516

Total Corporate Debt Securities (cost $311,624,313)			317,633,410

	Shares		Value
SECURITIES LENDING COLLATERAL - 10.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (F)		88,097,234	88,097,234

Total Securities Lending Collateral (cost $88,097,234)			88,097,234

	Principal		Value
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.03% (F), dated 01/31/2013, to be repurchased at $36,955,236 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $37,696,128.		$36,955,205	36,955,205

Total Repurchase Agreement (cost $36,955,205)			36,955,205

Total Investment Securities (cost $861,015,393) (G)			884,409,422
Other Assets and Liabilities - Net			(79,219,890)

Net Assets			$805,189,532

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EGP	JPM	15,525,000	03/11/2013	$2,250,000	$(62,164)
GBP	BCLY	(2,881,465)	02/14/2013	(4,623,005)	54,701
INR	BCLY	345,526,000	03/11/2013	6,200,000	250,428
RUB	RBS	188,007,750	02/25/2013	6,210,000	34,543
ZAR	JPM	77,473,530	02/20/2013	8,900,000	(266,320)

					$11,188

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of January 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BCLY	$305,129	$—	$305,129
JPM	(328,484)	—	(328,484)
RBS	34,543	—	34,543

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY :	Percentage of Total Investment Securities	Value
Foreign Government Obligations	49.9%	$441,723,573
Commercial Banks	9.2	81,179,802
Oil, Gas & Consumable Fuels	6.2	55,180,721
Diversified Financial Services	3.0	26,340,033
Diversified Telecommunication Services	1.9	16,715,023
Transportation Infrastructure	1.6	14,523,400
Auto Components	1.4	12,249,400
Food Products	1.3	11,802,225
Wireless Telecommunication Services	1.1	10,062,799
Real Estate Management & Development	1.0	8,927,598
Metals & Mining	1.0	8,488,187
Commercial Services & Supplies	0.9	8,226,589
Chemicals	0.9	7,882,394
Hotels, Restaurants & Leisure	0.9	7,551,640
Machinery	0.8	7,021,410
Construction & Engineering	0.7	6,343,100
Capital Markets	0.7	6,218,564
Media	0.7	6,063,750
Trading Companies & Distributors	0.7	5,963,925
Multi-Utilities	0.7	5,749,875
Diversified Consumer Services	0.6	5,194,175
Household Durables	0.4	3,313,800
Beverages	0.3	2,635,000

Investment Securities, at Value	85.9	759,356,983
Short-Term Investments	14.1	125,052,439

Total Investments	100.0%	$884,409,422

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $86,299,020. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Floating or variable rate note. Rate is listed as of January 31, 2013.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
(F)	Rate shown reflects the yield at January 31, 2013.
(G)	Aggregate cost for federal income tax purposes is $861,015,393. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $27,697,903 and $4,303,874, respectively. Net unrealized appreciation for tax purposes is $23,394,029.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $365,415,091 or 45.38% of the fund’s net assets.
BCLY	Barclays Bank PLC
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
JPM	JPMorgan Chase Bank
JSC	Joint Stock Company
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso
ZAR	South African Rand

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Foreign Government Obligations	$—	$441,723,573	$—	$441,723,573
Corporate Debt Securities	—	317,633,410	—	317,633,410
Securities Lending Collateral	88,097,234	—	—	88,097,234
Repurchase Agreement	—	36,955,205	—	36,955,205

Total Investment Securities	$88,097,234	$796,312,188	$—	$884,409,422

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (I)	$—	$339,672	$—	$339,672

Total Other Financial Instruments in Assets	$—	$339,672	$—	$339,672

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (I)	$—	$(328,484)	$—	$(328,484)

Total Other Financial Instruments in Liabilities	$—	$(328,484)	$—	$(328,484)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(I)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.9%
Brazil - 1.9%
Investimentos Itau SA, 3.99% (A)	140,900	$713,221
Klabin SA, 2.33% (A)	254,200	1,742,451
Marcopolo SA, 2.35% (A)	148,700	1,004,351

Total Preferred Stocks (cost $2,648,121)		3,460,023

COMMON STOCKS - 95.6%
Brazil - 12.3%
Arteris SA	137,330	1,428,229
BRF - Brasil Foods SA - ADR (B)	57,534	1,277,255
Cia de Bebidas das Americas - ADR	62,936	2,961,768
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (B)	60,378	2,687,425
Cielo SA	27,100	766,451
Even Construtora e Incorporadora SA	232,900	1,142,659
Hypermarcas SA (B)	231,800	2,002,139
M Dias Branco SA (B)	13,400	531,666
Natura Cosmeticos SA	39,000	1,051,699
Petroleo Brasileiro SA - ADR	140,373	2,566,018
Petroleo Brasileiro SA - Class A ADR (C)	50,753	918,122
Vale SA - Class B ADR	273,543	5,265,703
China - 2.8%
China Petroleum & Chemical Corp. - ADR	31,910	3,875,470
China Vanke Co., Ltd. - Class B	439,434	958,149
Luthai Textile Co., Ltd. - Class B	357,830	352,044
Hong Kong - 17.9%
Bank of China, Ltd. - Class H	10,886,000	5,376,045
BBMG Corp.	679,000	635,627
Beijing Capital International Airport Co., Ltd.	510,000	426,129
China Agri-Industries Holdings, Ltd.	1,900,000	1,158,805
China Citic Bank Corp., Ltd. - Class H	2,918,000	1,997,909
China Communications Construction Co., Ltd. - Class H	942,000	960,778
China Construction Bank Corp. - Class H	4,265,000	3,679,095
China Merchants Bank Co., Ltd. - Class H	1,233,000	2,963,499
China Minsheng Banking Corp., Ltd. (C)	697,500	1,005,499
China Mobile, Ltd. - ADR	24,818	1,357,545
China Resources Power Holdings Co., Ltd.	378,000	1,050,352
China Shanshui Cement Group, Ltd.	797,000	583,717
China Unicom Hong Kong, Ltd. - ADR (C)	57,200	914,628
Citic Resources Holdings, Ltd. (B)	822,000	132,488
COSCO Pacific, Ltd.	546,000	888,480
Country Garden Holdings Co., Ltd.	1,508,000	803,058
Datang International Power Generation Co., Ltd. - Class H	2,264,000	998,386
Harbin Electric Co., Ltd. - Class H	460,000	416,381
Huadian Power International Co. - Class H (B)	1,294,000	547,273
Industrial & Commercial Bank of China, Ltd. - Class H	2,625,000	1,976,687
Kingboard Chemical Holdings, Ltd.	370,000	1,228,499
KWG Property Holding, Ltd.	1,157,500	883,565
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	348,300	697,013
Sinofert Holdings, Ltd.	3,128,000	778,431
Sinopharm Group Co., Ltd. - Class H	186,000	570,802
TPV Technology, Ltd.	600,000	188,772
Yuexiu Property Co., Ltd.	2,082,000	746,314
Hungary - 0.5%
Magyar Telekom	512,018	967,280

	Shares	Value
COMMON STOCKS (continued)
India - 5.7%
Dr Reddy’s Laboratories, Ltd. - ADR	62,369	$2,241,542
HDFC Bank, Ltd. - ADR	24,861	999,909
Infosys, Ltd. - ADR (C)	54,035	2,848,725
Tata Motors, Ltd. - ADR	142,135	3,927,190
Wipro, Ltd. - ADR (C)	45,674	432,533
Indonesia - 1.4%
Charoen Pokphand Indonesia PT	1,574,500	626,405
Indofood CBP Sukses Makmur PT	1,156,500	949,897
Kalbe Farma PT	7,389,000	826,901
Perusahaan Perkebunan London Sumatra Indonesia PT	805,000	181,828
Korea, Republic of - 16.3%
Daeduck Electronics Co.	72,550	656,926
Daelim Industrial Co., Ltd.	8,632	734,841
Hana Financial Group, Inc.	110,600	3,961,154
Handsome Co., Ltd.	32,120	747,749
Hyundai Motor Co.	21,730	4,090,869
ISU Chemical Co., Ltd.	10,030	173,165
KIA Motors Corp.	58,628	2,783,541
KT&G Corp.	13,520	942,368
LG Corp.	15,665	922,126
LG International Corp.	14,750	609,546
LG Uplus Corp.	144,960	1,083,614
NongShim Co., Ltd.	1,490	381,762
Poongsan Corp.	28,370	751,635
Samsung Electronics Co., Ltd.	6,491	8,631,419
SK Corp.	13,191	2,083,571
Woori Finance Holdings Co., Ltd.	122,970	1,445,477
Malaysia - 2.7%
AirAsia Bhd	1,683,200	1,506,049
Genting Malaysia Bhd	323,800	382,474
Tenaga Nasional Bhd	330,500	744,609
UMW Holdings Bhd	603,700	2,358,841
Mexico - 6.0%
Desarrolladora Homex SAB de CV - ADR (B) (C)	28,481	415,538
Fomento Economico Mexicano SAB de CV - ADR	51,826	5,591,507
Grupo Financiero Banorte SAB de CV - Class O	650,900	4,479,909
OHL Mexico SAB de CV (B)	252,700	572,394
Poland - 1.5%
KGHM Polska Miedz SA	44,647	2,728,331
Russian Federation - 5.2%
Gazprom OAO - ADR	560,833	5,298,593
MMC Norilsk Nickel OJSC - ADR	212,342	4,223,483
South Africa - 8.9%
AngloGold Ashanti, Ltd. - ADR	23,900	669,678
Aspen Pharmacare Holdings, Ltd. (B)	206,237	3,800,362
AVI, Ltd.	116,436	712,027
Bidvest Group, Ltd.	47,742	1,141,384
Gold Fields, Ltd. - ADR (C)	120,990	1,405,904
Harmony Gold Mining Co., Ltd. - ADR	44,402	286,837
Imperial Holdings, Ltd.	47,648	1,038,194
Mediclinic International, Ltd.	235,061	1,488,421
Nedbank Group, Ltd.	82,404	1,794,197
Sappi, Ltd. (B)	282,770	988,515
Shoprite Holdings, Ltd.	142,508	2,684,487
Telkom SA, Ltd. (B)	242,871	451,805
Taiwan - 7.1%
Chinatrust Financial Holding Co., Ltd.	1,555,776	890,475
CTCI Corp.	180,000	344,436
E.Sun Financial Holding Co., Ltd.	1,036,400	593,201

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Taiwan (continued)
Far EasTone Telecommunications Co., Ltd.	704,000	$1,790,609
Highwealth Construction Corp.	328,400	681,792
Hon Hai Precision Industry Co., Ltd.	902,000	2,578,321
Huaku Development Co., Ltd.	432,980	1,067,548
Pou Chen Corp.	505,000	504,547
Ruentex Development Co., Ltd.	582,000	1,281,222
SinoPac Financial Holdings Co., Ltd.	1,327,346	584,407
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	50,300	892,322
Vanguard International Semiconductor Corp.	599,000	435,153
Zhen Ding Technology Holding, Ltd.	579,000	1,421,689
Thailand - 4.2%
Advanced Info Service PCL	123,000	866,197
Airports of Thailand PCL	377,700	1,336,263
Asian Property Development PCL	1,714,600	543,359
Bangkok Expressway PCL	726,529	1,005,007
Home Product Center PCL	1,734,390	802,635
Krung Thai Bank PCL	2,864,500	2,218,979
Thanachart Capital PCL	791,100	1,028,006
Turkey - 2.5%
Aygaz AS	140,040	789,877
Turk Hava Yollari (B)	1,030,601	3,832,342
United Kingdom - 0.6%
NovaTek OAO - GDR, Reg S	9,952	1,165,379

Total Common Stocks (cost $162,852,340)		176,169,852

SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (A)	5,954,665	5,954,665

Total Securities Lending Collateral (cost $5,954,665)		5,954,665

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% (A), dated 01/31/2013, to be repurchased at $3,120,954 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $3,185,061.	$3,120,952	3,120,952

Total Repurchase Agreement (cost $3,120,952)		3,120,952

Total Investment Securities (cost $174,576,078) (D)		188,705,492
Other Assets and Liabilities - Net		(4,483,274)

Net Assets		$184,222,218

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY :	Percentage of Total Investment Securities	Value
Commercial Banks	18.9%	$35,707,669
Metals & Mining	8.1	15,331,571
Oil, Gas & Consumable Fuels	7.3	13,823,582
Automobiles	7.0	13,160,441
Semiconductors & Semiconductor Equipment	5.3	9,958,894
Beverages	4.5	8,553,275
Real Estate Management & Development	3.7	6,965,007
Pharmaceuticals	3.7	6,868,805
Electronic Equipment & Instruments	3.1	5,885,435
Food Products	3.1	5,819,645
Transportation Infrastructure	3.0	5,656,502
Airlines	2.8	5,338,391
Wireless Telecommunication Services	2.7	5,097,965
Industrial Conglomerates	2.2	4,147,081
IT Services	2.2	4,047,709
Personal Products	1.6	3,053,838
Health Care Providers & Services	1.5	2,756,236
Water Utilities	1.4	2,687,425
Food & Staples Retailing	1.4	2,684,487
Independent Power Producers & Energy Traders	1.4	2,596,011
Diversified Telecommunication Services	1.2	2,333,713
Construction & Engineering	1.1	2,040,055
Containers & Packaging	0.9	1,742,451
Textiles, Apparel & Luxury Goods	0.9	1,604,340
Household Durables	0.8	1,558,197
Construction Materials	0.7	1,219,344
Distributors	0.6	1,038,194
Machinery	0.5	1,004,351
Paper & Forest Products	0.5	988,515
Chemicals	0.5	951,596
Tobacco	0.5	942,368
Specialty Retail	0.4	802,635
Gas Utilities	0.4	789,877
Electric Utilities	0.4	744,609
Trading Companies & Distributors	0.4	742,034
Electrical Equipment	0.2	416,381
Hotels, Restaurants & Leisure	0.2	382,474
Computers & Peripherals	0.1	188,772

Investment Securities, at Value	95.2	179,629,875
Short-Term Investments	4.8	9,075,617

Total Investments	100.0%	$188,705,492

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2013.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $5,781,749. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Aggregate cost for federal income tax purposes is $174,576,078. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $18,496,924 and $4,367,510, respectively. Net unrealized appreciation for tax purposes is $14,129,414.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Preferred Stocks	$3,460,023	$—	$—	$3,460,023
Common Stocks	64,198,220	111,971,632	—	176,169,852
Securities Lending Collateral	5,954,665	—	—	5,954,665
Repurchase Agreement	—	3,120,952	—	3,120,952

Total Investment Securities	$73,612,908	$115,092,584	$—	$188,705,492

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 99.1%
Alaska - 2.1%
Alaska Housing Finance Corp. (Revenue Bonds)
Series A
5.00%, 12/01/2027	$165,000	$195,999
Arizona - 0.9%
City of Tucson AZ (Certificate Participation)
Series A, Insurer: NATL-RE
5.00%, 07/01/2019	75,000	84,851
California - 12.1%
Atwater Public Financing Authority (Revenue Bonds)
Insurer: ASSURED GTY
4.00%, 05/01/2019	25,000	26,057
California Communities Local Measurer (Certificate Participation)
Insurer: AGM
4.00%, 06/01/2015	125,000	132,846
County of Sacramento CA Airport System Revenue (Revenue Bonds)
Series A, Insurer: AGM
5.00%, 07/01/2026	25,000	28,698
Elsinore Valley Municipal Water District (Certificate Participation)
Series A, Insurer: NATL-RE
4.25%, 07/01/2015	55,000	59,312
Golden State Tobacco Securitization Corp. (Revenue Bonds)
Series A-1
5.00%, 06/01/2014	50,000	52,401
Hemet Unified School District
3.00%, 08/01/2017	50,000	53,337
Hercules Public Financing Authority (Revenue Bonds)
Insurer: AGM
4.25%, 08/01/2024	25,000	27,073
Mojave Unified School District School Facilities Improvement District No. 2 (General Obligation Unlimited)
Insurer: AGM
5.00%, 08/01/2028	150,000	174,063
Oakland Unified School District/Alameda County (General Obligation Unlimited)
Insurer: AGM FGIC
5.00%, 08/01/2021	25,000	27,222
San Bernardino Joint Powers Financing Authority (Tax Allocation)
Series A, Insurer: AGM
5.75%, 10/01/2019	30,000	34,734
San Diego Unified School District (General Obligation Unlimited)
Series C-2, Insurer: AGM
5.50%, 07/01/2025	85,000	110,330
San Gabriel Unified School District (General Obligation Unlimited)
Insurer: AGM
4.50%, 08/01/2023	50,000	58,497
Santa Ana Unified School District (General Obligation Unlimited)
Insurer: ASSURED GTY
4.25%, 08/01/2029	75,000	80,453

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Vallejo City Unified School District (Special Tax)
Insurer: AGM
5.00%, 09/01/2019	$100,000	$100,269
Wasco Union High School District (General Obligation Unlimited)
Series B, Insurer: AGM
4.00%, 08/01/2024	150,000	160,131
Colorado - 4.1%
Colorado Educational & Cultural Facilities Authority (Revenue Bonds)
Series A, Insurer: AGC
5.00%, 06/15/2023	200,000	208,620
County of Pueblo CO (Certificate Participation)
Insurer: ASSURED GTY
4.85%, 09/15/2017	150,000	173,584
Connecticut - 1.2%
Hartford New Public Housing Authority (Revenue Bonds)
5.00%, 09/01/2031	45,000	50,243
Town of East Haven CT (General Obligation Unlimited)
Insurer: AGC-ICC
4.25%, 08/01/2019	50,000	57,832
Florida - 11.3%
Citizens Property Insurance Corp. (Revenue Bonds)
Series A-1, Insurer: AGM
4.25%, 06/01/2017	120,000	133,420
City of Cape Coral FL (Special Assessment)
Insurer: NATL-RE
4.00%, 07/01/2016	85,000	91,609
City of Lakeland FL Energy System Revenue (Revenue Bonds)
Series B, Insurer: AGM
5.25%, 10/01/2027	100,000	127,082
City of Tampa FL (Revenue Bonds)
Series A
5.00%, 11/15/2025	25,000	29,298
County of Broward FL Half-Cent Sales Tax Revenue (Revenue Bonds)
Series A
4.00%, 10/01/2014	35,000	36,909
County of Miami-Dade FL Water & Sewer System Revenue (Revenue Bonds)
Series B, Insurer: AGM
5.25%, 10/01/2022	75,000	93,048
Escambia County Housing Finance Authority (Revenue Bonds)
Insurer: AGM
3.50%, 06/01/2017	50,000	53,037
Florida Department of Environmental Protection (Revenue Bonds)
Series A
5.00%, 07/01/2022	55,000	67,299
Hillsborough County Industrial Development Authority
5.00%, 10/01/2016	100,000	111,454
Series A
5.00%, 10/01/2018	50,000	51,396
Kissimmee Utility Authority (Revenue Bonds)
Insurer: AGM
5.25%, 10/01/2018	100,000	120,146

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Manatee County Port Authority (Revenue Bonds)
Series A
3.00%, 10/01/2019	$50,000	$53,991
Palm Beach County School District (Certificate Participation)
Series C
4.00%, 08/01/2017	50,000	55,901
Sunshine State Governmental Financing Commission (Revenue Bonds)
Series A, Insurer: AGM
4.38%, 09/01/2021	25,000	28,705
Georgia - 3.7%
City of Atlanta GA Water & Wastewater Revenue (Revenue Bonds)
Insurer: AGM
5.75%, 11/01/2029	100,000	135,044
County of DeKalb GA (General Obligation Unlimited)
Series A
4.00%, 01/01/2016	100,000	100,203
Georgia Higher Education Facilities Authority (Revenue Bonds)
Series A, Insurer: ASSURED GTY
5.00%, 06/15/2032	50,000	56,181
Georgia Housing & Finance Authority (Revenue Bonds)
4.50%, 12/01/2025	50,000	54,980
Idaho - 1.8%
Idaho Health Facilities Authority (Revenue Bonds)
Series B
6.13%, 12/01/2028	100,000	120,202
Idaho Housing & Finance Association
4.13%, 07/15/2019	45,000	50,938
Illinois - 11.5%
Chicago Board of Education
5.50%, 12/01/2019	25,000	30,467
City of Loves Park IL (General Obligation Unlimited)
Insurer: AMBAC
4.05%, 12/15/2018	40,000	41,816
Cook County High School District No. 205 Thornton Township (General Obligation Limited)
Insurer: ASSURED GTY
5.00%, 12/01/2020	100,000	116,402
Illinois Finance Authority
Series A
5.00%, 08/15/2020	40,000	46,572
Series D
6.25%, 11/01/2028	65,000	78,421
Illinois Housing Development Authority (Revenue Bonds)
Series E, Insurer: FGIC
4.63%, 07/01/2025	100,000	101,898
Knox & Warren Counties Community Unit School District No. 205 Galesburg
5.75%, 01/01/2027	40,000	47,144
Lake County School District No. 56 Gurnee (General Obligation Unlimited)
Series A
4.00%, 01/01/2017	50,000	54,677

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority (Revenue Bonds)
Series A, Insurer: AGM FGIC
5.50%, 12/15/2023	$40,000	$47,939
Railsplitter Tobacco Settlement Authority
5.38%, 06/01/2021	25,000	30,161
6.00%, 06/01/2028	75,000	90,068
Regional Transportation Authority (Revenue Bonds)
Series A, Insurer: AGM MBIA
6.00%, 07/01/2027	45,000	59,644
State of Illinois (General Obligation Unlimited) Insurer: AGM
4.00%, 01/01/2020	75,000	82,004
Will & Kendall Counties Community Consolidated School District 202 Plainfield
Series A, Insurer: ASSURED GTY
4.50%, 01/01/2025	50,000	53,759
Series A, Insurer: NATL-RE FGIC
5.00%, 01/01/2015	125,000	133,972
Will County Community Unit School District No. 365 Valley View (General Obligation Unlimited)
Series A
5.63%, 11/01/2030	50,000	59,608
Indiana - 1.9%
Crawfordsville Public Library Building & Preservation Corp. (Revenue Bonds)
3.50%, 01/15/2019	40,000	44,081
Indiana Finance Authority (Revenue Bonds)
5.00%, 03/01/2024	75,000	85,389
Indianapolis Local Public Improvement Bond Bank (Revenue Bonds)
Series A, Insurer: NATL-RE
5.50%, 07/01/2020	40,000	49,171
Maryland - 1.6%
Maryland Community Development Administration (Revenue Bonds)
Series C
4.50%, 03/01/2027	50,000	53,983
Morgan State University (Revenue Bonds)
5.00%, 07/01/2021	75,000	91,633
Massachusetts - 1.4%
Massachusetts Bay Transportation Authority (Revenue Bonds)
Series A
5.00%, 07/01/2030	100,000	127,603
Michigan - 8.8%
City of Detroit MI (General Obligation Unlimited)
Series A, Insurer: AGM
5.25%, 04/01/2014	25,000	25,048
City of Detroit MI Sewage Disposal System Revenue
Series A, Insurer: AGM
5.25%, 07/01/2024	50,000	58,381
5.50%, 07/01/2015	110,000	119,472
City of Detroit MI Water Supply System Revenue (Revenue Bonds)
Series D, Insurer: AGM
5.00%, 07/01/2025	100,000	107,237
Detroit City School District
Series A, Insurer: AGM

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
5.25%, 05/01/2027 - 05/01/2028	$90,000	$108,186
Series A, Insurer: FGIC
6.00%, 05/01/2020	80,000	99,562
Hazel Park School District (General Obligation Unlimited)
Insurer: AGM
5.00%, 05/01/2021	50,000	59,265
Michigan State Hospital Finance Authority
6.00%, 12/01/2017	170,000	207,085
Series A, Insurer: AGM
5.00%, 08/15/2031	35,000	35,046
Minnesota - 1.1%
City of Woodbury MN (Revenue Bonds)
Series A
3.75%, 12/01/2021	100,000	99,253
Mississippi - 1.1%
Mississippi Development Bank (Revenue Bonds)
Series A
5.25%, 01/01/2025	85,000	105,975
Missouri - 1.6%
Missouri Development Finance Board (Revenue Bonds)
Insurer: AGM
5.00%, 06/01/2025	50,000	57,550
Missouri State Health & Educational Facilities Authority (Revenue Bonds)
Series B
5.00%, 06/01/2019	75,000	89,719
Nevada - 0.9%
County of Clark NV Airport System Revenue (Revenue Bonds)
Series D
5.00%, 07/01/2020	25,000	29,929
Nevada System of Higher Education (Revenue Bonds)
Series A
4.50%, 07/01/2023	50,000	55,627
New Jersey - 1.6%
Atlantic City Board of Education (General Obligation Unlimited)
Insurer: AGM
5.00%, 07/15/2016	25,000	27,942
New Jersey Transportation Trust Fund Authority (Revenue Bonds)
Series A
5.75%, 12/15/2031	105,000	123,114
New York - 0.5%
New York State Dormitory Authority
4.00%, 10/01/2018	40,000	45,401
North Carolina - 0.5%
Johnston Memorial Hospital Authority (Revenue Bonds)
Insurer: AGM
5.00%, 10/01/2017	40,000	46,394
Ohio - 4.1%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds)
Series A-2
5.13%, 06/01/2024	315,000	291,079

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
County of Lorain OH (Revenue Bonds)
Insurer: AGM
5.00%, 02/01/2024	$50,000	$55,830
Ohio Housing Finance Agency (Revenue Bonds)
Series 1
3.80%, 05/01/2021	35,000	38,536
Pennsylvania - 6.0%
City of Philadelphia PA Gas Works Revenue
5.00%, 07/01/2015	25,000	27,004
Insurer: AGM
5.38%, 07/01/2017	100,000	114,015
City of Pittsburgh PA (General Obligation Unlimited)
Series B, Insurer: AGM
5.25%, 09/01/2016	50,000	56,981
Pittsburgh Public Schools (General Obligation Unlimited)
Series A, Insurer: NATL-RE FGIC
3.50%, 09/01/2015	50,000	53,104
School District of Philadelphia
Series B
3.13%, 09/01/2020	100,000	105,503
Series C
5.00%, 09/01/2016	35,000	39,747
Southwest Delaware County Municipal Authority (Revenue Bonds)
Series A, Insurer: FSA
3.35%, 08/01/2019	25,000	26,035
State Public School Building Authority (Revenue Bonds)
Series A, Insurer: ASSURED GTY
4.75%, 11/15/2029	125,000	135,730
Puerto Rico - 3.2%
Government Development Bank for Puerto Rico (Revenue Bonds)
Series B
5.00%, 12/01/2013	35,000	35,897
Puerto Rico Highway & Transportation Authority
Insurer: RADIAN
5.50%, 07/01/2013	45,000	45,689
Series A, Insurer: AMBAC
5.50%, 07/01/2014	125,000	130,543
Puerto Rico Municipal Finance Agency (Revenue Bonds)
Series B, Insurer: AGC
5.25%, 07/01/2018	75,000	83,854
Rhode Island - 2.9%
City of Warwick RI (General Obligation Unlimited)
5.00%, 07/15/2018	75,000	88,082
Rhode Island Health & Educational Building Corp.
Series A, Insurer: AGM
5.00%, 05/15/2019	35,000	39,852
Series C, Insurer: AGM
5.00%, 05/15/2015	80,000	86,196
Rhode Island Housing & Mortgage Finance Corp. RI (Revenue Bonds)
Series A
4.20%, 04/01/2016	50,000	53,893
South Carolina - 4.3%
Greenville County School District
5.00%, 12/01/2025	25,000	28,187

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority
Insurer: CIFG
5.00%, 11/01/2013	$250,000	$255,970
Series A, Insurer: AGM
5.00%, 08/01/2021	100,000	115,435
Texas - 7.7%
Brazos River Authority (Revenue Bonds)
Insurer: NATL-RE
4.00%, 08/01/2015	25,000	25,533
City of San Antonio TX (Revenue Bonds)
Insurer: AGM
4.63%, 07/01/2027	50,000	55,753
County of Bexar TX (Revenue Bonds)
Insurer: AGM
5.00%, 08/15/2019	165,000	196,792
Gulf Coast Waste Disposal Authority (Revenue Bonds)
Insurer: AMBAC
5.00%, 10/01/2022	50,000	50,088
Harris County Municipal Utility District No. 391 (General Obligation Unlimited)
Insurer: ASSURED GTY
5.00%, 09/01/2018	25,000	29,256
Parkway Utility District (General Obligation Unlimited)
Insurer: AGM
4.00%, 03/01/2023	175,000	187,586
Texas Public Finance Authority (Revenue Bonds)
Insurer: AGM
4.38%, 10/15/2028	100,000	109,610
Township of Woodlands TX (Revenue Bonds)
Insurer: AGM
4.00%, 03/01/2020	60,000	67,012
Utah - 0.9%
City of Riverton UT (Revenue Bonds)
5.00%, 08/15/2018	75,000	89,249
Wisconsin - 0.3%
Wisconsin Center District (Revenue Bonds)
Insurer: AGM
5.25%, 12/15/2023	25,000	29,464

Total Municipal Government Obligations (cost $9,106,019)		9,241,498

REPURCHASE AGREEMENT - 6.0%
State Street Bank & Trust Co. 0.03% (A), dated 01/31/2013, to be repurchased at $553,585 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $566,435.	553,584	553,584

Total Repurchase Agreement (cost $553,584)		553,584

Total Investment Securities (cost $9,659,603) (B)		9,795,082
Other Assets and Liabilities - Net		(473,088)

Net Assets		$9,321,994

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2013.
(B)	Aggregate cost for federal income tax purposes is $9,659,603. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $138,814 and $3,335, respectively. Net unrealized appreciation for tax purposes is $135,479.

DEFINITIONS:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Company
FSA	Assured Guaranty Municipal Corporation (formerly Financial Security Assurance, Inc.)
ICC	Insured Custody Certificate
MBIA	National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)
NATL-RE	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance Inc.

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Municipal Government Obligations	$—	$9,241,498	$—	$9,241,498
Repurchase Agreement	—	553,584	—	553,584

Total Investment Securities	$—	$9,795,082	$—	$9,795,082

(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 10.2%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029		$2,252,166	$3,162,535
U.S. Treasury Note
1.75%, 05/15/2022		6,280,000	6,207,391
2.00%, 11/15/2021 - 02/15/2022		5,985,000	6,076,801
2.13%, 02/29/2016		6,715,000	7,062,293
2.63%, 11/15/2020		2,565,000	2,767,594
3.50%, 05/15/2020		2,150,000	2,459,903

Total U.S. Government Obligations (cost $26,364,625)			27,736,517

U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
Fannie Mae STRIPS, IO
5.00%, 08/01/2035		3,932,993	508,417

Total U.S. Government Agency Obligation (cost $1,260,624)			508,417

FOREIGN GOVERNMENT OBLIGATIONS - 4.2%
Canada Housing Trust No. 1
3.15%, 06/15/2015 - 144A	CAD	2,500,000	2,612,292
Mexican Bonos
7.00%, 06/19/2014	MXN	18,000,000	1,463,326
7.25%, 12/15/2016		28,500,000	2,444,882
Republic of Chile
5.50%, 08/05/2020	CLP	994,500,000	2,353,207
Republic of The Philippines
4.95%, 01/15/2021	PHP	90,000,000	2,532,812

Total Foreign Government Obligations (cost $10,051,816)			11,406,519

MORTGAGE-BACKED SECURITIES - 7.7%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A		$660,000	695,251
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (A)		1,785,000	1,862,335
American Tower Trust
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A		1,950,000	1,987,953
BCAP LLC Trust
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035 - 144A (A)		564,529	557,204
Series 2009-RR14, Class 1A1
6.03%, 05/26/2037 - 144A (A)		1,064,769	1,137,249
Series 2009-RR3, Class 2A1
4.72%, 05/26/2037 - 144A (A)		89,205	89,789
Series 2009-RR6, Class 2A1
3.29%, 08/26/2035 - 144A (A)		822,374	753,258
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (A)		1,076,270	1,119,139
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034		942,435	964,971
Series 2006-OC1, Class 2A3A
0.52%, 03/25/2036 (A)		2,900,000	1,597,494
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (A)		623,802	621,359
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.82%, 12/26/2037 - 144A (A)		331,500	332,571

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	$239,280	$250,290
Series 2009-R7, Class 12A1
5.08%, 08/26/2036 - 144A (A)	267,968	263,896
Series 2009-R7, Class 1A1
2.63%, 02/26/2036 - 144A (A)	634,962	621,182
Series 2009-R7, Class 4A1
2.92%, 09/26/2034 - 144A (A)	507,241	492,272
Series 2009-R9, Class 1A1
2.69%, 08/26/2046 - 144A (A)	604,844	612,916
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
5.81%, 06/15/2049 (A)	969,476	1,058,998
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.36%, 01/27/2047 - 144A (A)	409,348	416,064
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	719,941	752,070
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.79%, 08/15/2045 - 144A (A)	1,740,000	2,000,407
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	1,158,109	1,209,233
ORES NPL LLC
Series 2012-LV1, Class A
4.00%, 09/25/2044 - 144A	915,730	918,166
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	405,937	406,374
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 (A)	224,475	227,476
Series 2003-L, Class 1A2
4.50%, 11/25/2033 (A)	158,876	162,777

Total Mortgage-Backed Securities (cost $20,193,993)		21,110,694

ASSET-BACKED SECURITIES - 4.3%
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.48%, 09/25/2036 (A)	3,600,000	2,350,933
GSAA Trust
Series 2006-1, Class A3
0.53%, 01/25/2036 (A)	2,230,957	1,518,383
GSAMP Trust
Series 2006-HE1, Class A2D
0.51%, 01/25/2036 (A)	2,270,000	1,925,012
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class C1
3.22%, 10/15/2043 - 144A	518,000	523,828
Series 2013-T1, Class D1
2.49%, 01/15/2044 - 144A	850,000	853,391
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.45%, 03/20/2036 (A)	1,510,000	1,449,090
Lehman XS Trust
Series 2005-8, Class 1A3
0.55%, 12/25/2035 (A)	2,595,000	1,525,865
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.52%, 02/25/2036 (A)	1,509,821	1,430,608

Total Asset-Backed Securities (cost $9,112,828)		11,577,110

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal		Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 1.4%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 (B)		$1,545,000	$1,615,282
State of California
7.95%, 03/01/2036		1,820,000	2,262,606

Total Municipal Government Obligations (cost $3,367,066)			3,877,888

PREFERRED CORPORATE DEBT SECURITY - 1.3%
Diversified Financial Services - 1.3%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (A)		3,300,000	3,531,000

Total Preferred Corporate Debt Security (cost $2,834,792)			3,531,000

CORPORATE DEBT SECURITIES - 63.0%
Aerospace & Defense - 0.1%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A		240,000	244,200
Airlines - 1.6%
America West Airlines Pass-Through Trust
Series 2000-1, Class G
8.06%, 07/02/2020		902,163	990,124
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015		465,789	480,368
Series 2007-1, Class B
6.90%, 04/19/2022		1,213,058	1,301,005
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016		1,462,256	1,696,217
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL	2,200,000	1,208,351
Building Products - 0.7%
Owens Corning
4.20%, 12/15/2022		$1,910,000	1,937,766
Capital Markets - 1.1%
Jefferies Group, Inc.
5.13%, 01/20/2023 (C)		810,000	830,829
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A		1,275,000	1,398,561
Morgan Stanley
5.75%, 01/25/2021 (C)		750,000	852,254
Commercial Banks - 7.6%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A		1,480,000	2,004,542
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A (C)		1,400,000	1,603,000
CIT Group, Inc.
4.75%, 02/15/2015 - 144A (C)		570,000	598,500
FirstMerit Corp.
4.35%, 02/04/2023 (D)		865,000	875,856
Intesa Sanpaolo SpA
3.13%, 01/15/2016		1,930,000	1,915,546
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017		1,550,000	1,702,709
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A (A) (E)		1,695,000	2,271,300
Regions Bank
7.50%, 05/15/2018		1,660,000	2,022,710
Royal Bank of Scotland Group PLC
5.05%, 01/08/2015 (C)		1,000,000	1,033,868

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
UBS AG
7.63%, 08/17/2022 (C)	$990,000	$1,087,754
Wells Fargo & Co. Series K
7.98%, 03/15/2018 (A) (C) (E)	2,400,000	2,760,000
Zions Bancorporation
7.75%, 09/23/2014	2,500,000	2,738,282
Commercial Services & Supplies - 1.3%
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018	803,000	843,150
HDTFS, Inc.
5.88%, 10/15/2020 - 144A	270,000	286,875
KAR Auction Services, Inc.
4.30%, 05/01/2014 (A)	965,000	966,216
Steelcase, Inc.
6.38%, 02/15/2021	1,385,000	1,521,974
Construction Materials - 0.9%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A (C)	1,330,000	1,419,775
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A	840,000	982,800
Consumer Finance - 1.3%
Ally Financial, Inc.
4.63%, 06/26/2015	600,000	630,086
SLM Corp., Series MTN
3.88%, 09/10/2015	650,000	676,241
Springleaf Finance Corp., Series MTN
6.50%, 09/15/2017	320,000	300,800
6.90%, 12/15/2017	2,070,000	1,972,192
Containers & Packaging - 0.9%
Exopack Holding Corp.
10.00%, 06/01/2018	1,280,000	1,190,400
Graphic Packaging International, Inc.
9.50%, 06/15/2017	885,000	946,950
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	195,000	221,812
Distributors - 0.8%
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	2,000,000	2,104,626
Diversified Financial Services - 4.7%
Bank of America Corp.
6.50%, 08/01/2016	1,905,000	2,202,673
Citigroup, Inc.
5.95%, 01/30/2023 (A) (C) (E)	1,290,000	1,302,900
CNH Capital LLC
3.88%, 11/01/2015 - 144A	340,000	349,350
Ford Motor Credit Co., LLC
3.88%, 01/15/2015	780,000	810,631
4.25%, 09/20/2022 (C)	775,000	794,375
General Electric Capital Corp. Series A
7.13%, 06/15/2022 (A) (E)	1,300,000	1,490,775
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,950,000	2,221,922
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	2,615,000	2,997,290
Vesey Street Investment Trust I
4.40%, 09/01/2016 (A)	670,000	722,034
Diversified Telecommunication Services - 2.0%
CenturyLink, Inc. Series T
5.80%, 03/15/2022 (C)	1,345,000	1,407,359

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	$2,295,000	$2,384,271
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	400,000	442,000
Level 3 Communications, Inc.
8.88%, 06/01/2019 - 144A (C)	180,000	195,750
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	700,000	736,750
11.75%, 07/15/2017 - 144A	200,000	215,000
Electric Utilities - 0.7%
InterGen NV
9.00%, 06/30/2017 - 144A (C)	2,075,000	1,929,750
Electrical Equipment - 1.1%
Anixter, Inc.
5.95%, 03/01/2015 (C)	1,300,000	1,378,000
Polypore International, Inc.
7.50%, 11/15/2017 (C)	1,560,000	1,696,500
Energy Equipment & Services - 1.7%
Drill Rigs Holdings, Inc.
6.50%, 10/01/2017 - 144A	340,000	339,150
Enterprise Products Operating LLC Series A
8.38%, 08/01/2066 (A)	1,150,000	1,313,875
Seadrill, Ltd.
5.63%, 09/15/2017 - 144A (C)	675,000	683,437
Transocean, Inc.
6.38%, 12/15/2021	935,000	1,100,401
Weatherford International, Ltd.
9.63%, 03/01/2019	945,000	1,231,861
Food & Staples Retailing - 1.0%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A (C)	1,253,000	1,331,312
Ingles Markets, Inc.
8.88%, 05/15/2017	1,140,000	1,206,975
Stater Bros Holdings, Inc.
7.38%, 11/15/2018	65,000	70,119
Food Products - 1.2%
Arcor SAIC
7.25%, 11/09/2017 - 144A	1,285,000	1,354,004
Michael Foods Group, Inc.
9.75%, 07/15/2018	1,200,000	1,332,000
Post Holdings, Inc.
7.38%, 02/15/2022 (C)	618,000	685,980
Health Care Equipment & Supplies - 0.2%
Hologic, Inc.
6.25%, 08/01/2020 - 144A	590,000	634,250
Health Care Providers & Services - 0.9%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	1,000,000	1,080,000
Express Scripts Holding Co.
4.75%, 11/15/2021	1,220,000	1,369,122
Hotels, Restaurants & Leisure - 1.2%
GWR Operating Partnership LLP
10.88%, 04/01/2017	1,500,000	1,706,250
WMG Acquisition Corp.
6.00%, 01/15/2021 - 144A	1,348,000	1,432,250
Household Durables - 0.8%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	1,340,000	1,433,800
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	635,000	669,925

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products - 0.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020 (C)	$1,360,000	$1,390,600
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.63%, 05/15/2019 (C)	640,000	684,800
7.88%, 05/15/2021	1,280,000	1,433,600
Insurance - 5.9%
American Financial Group, Inc.
9.88%, 06/15/2019	1,100,000	1,407,311
Chubb Corp.
6.38%, 03/29/2067 (A)	1,500,000	1,631,250
Fidelity National Financial, Inc.
6.60%, 05/15/2017	2,580,000	2,926,613
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	1,515,000	1,712,712
ING US, Inc.
5.50%, 07/15/2022 - 144A	955,000	1,041,997
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 - 144A (C)	820,000	890,518
Oil Insurance, Ltd.
3.29%, 03/04/2013 - 144A (A) (E)	1,245,000	1,074,074
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (A)	2,760,000	2,815,200
Stone Street Trust
5.90%, 12/15/2015 - 144A	2,450,000	2,670,867
IT Services - 0.8%
Cardtronics, Inc.
8.25%, 09/01/2018	1,890,000	2,081,362
Machinery - 0.4%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,180,000	1,184,366
Marine - 0.6%
Martin Midstream Partners LP
8.88%, 04/01/2018	1,663,000	1,762,780
Media - 1.3%
Clear Channel Worldwide Holdings, Inc.
Series A
7.63%, 03/15/2020	160,000	165,600
Series B
7.63%, 03/15/2020 (C)	1,145,000	1,196,525
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	1,010,000	1,111,000
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	1,100,000	1,122,000
Metals & Mining - 1.8%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	890,000	1,174,431
ArcelorMittal
6.75%, 02/25/2022 (C)	1,965,000	2,161,074
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A	160,000	166,800
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	1,000,000	1,387,832
Multi-Utilities - 0.8%
Black Hills Corp.
5.88%, 07/15/2020	1,200,000	1,365,528
9.00%, 05/15/2014	690,000	755,132
Oil, Gas & Consumable Fuels - 5.2%
Chesapeake Energy Corp.
6.50%, 08/15/2017 (C)	1,325,000	1,460,812
6.78%, 03/15/2019 (C)	300,000	303,000

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Equity, LP
7.50%, 10/15/2020 (C)	$320,000	$368,800
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A (C)	1,560,000	1,687,296
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A (C)	1,305,000	1,301,737
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	1,280,000	1,379,072
Petrobras International Finance Co.
5.38%, 01/27/2021	1,040,000	1,139,443
Petrohawk Energy Corp.
7.25%, 08/15/2018	1,050,000	1,182,672
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A (C)	876,000	1,165,080
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	1,545,000	1,933,567
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A (C)	970,000	971,213
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	1,250,000	1,338,750
Paper & Forest Products - 1.2%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	650,000	693,875
Boise Cascade LLC/Boise Cascade Finance Corp.
6.38%, 11/01/2020 - 144A	1,020,000	1,065,900
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - 144A (C)	1,245,000	1,369,500
Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc.
3.25%, 10/01/2022	715,000	713,511
Professional Services - 0.5%
Block Financial LLC
5.13%, 10/30/2014 (C)	1,300,000	1,363,014
Real Estate Investment Trusts - 2.1%
Entertainment Properties Trust
7.75%, 07/15/2020	2,335,000	2,724,445
Kilroy Realty, LP
6.63%, 06/01/2020	2,440,000	2,931,233
Real Estate Management & Development - 0.5%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A (C)	1,370,000	1,465,900
Road & Rail - 1.2%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	960,000	972,562
7.13%, 10/15/2020 - 144A	2,200,000	2,410,034
Software - 0.5%
First Data Corp.
6.75%, 11/01/2020 - 144A	650,000	667,875
7.38%, 06/15/2019 - 144A	630,000	663,075
Specialty Retail - 0.8%
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	815,000	892,425
Michaels Stores, Inc.
11.38%, 11/01/2016 (C)	1,200,000	1,252,512
Textiles, Apparel & Luxury Goods - 0.2%
Jones Group, Inc. / Apparel Group Hold / Apparel Group USA / Footwear Acc Retail
6.88%, 03/15/2019	510,000	532,313

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.6%
Lorillard Tobacco Co.
8.13%, 06/23/2019 (C)	$1,235,000	$1,574,413
Trading Companies & Distributors - 1.3%
International Lease Finance Corp.
6.25%, 05/15/2019 (C)	1,310,000	1,447,550
6.75%, 09/01/2016 - 144A	1,850,000	2,085,875
Wireless Telecommunication Services - 3.5%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	1,550,000	1,759,323
6.11%, 01/15/2020 - 144A	1,650,000	1,996,358
SBA Tower Trust
5.10%, 04/17/2017 - 144A	2,365,000	2,647,073
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	292,000	361,350
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site NON
6.83%, 11/15/2015 - 144A	2,570,000	2,771,586

Total Corporate Debt Securities (cost $156,902,881)		171,776,796

CONVERTIBLE BONDS - 0.4%
Automobiles - 0.4%
Ford Motor Co.
4.25%, 11/15/2016	730,000	1,166,631

Total Convertible Bonds (cost $730,000)		1,166,631

	Shares	Value
PREFERRED STOCKS - 1.9%
Commercial Banks - 0.4%
CoBank ACB 144A, 6.25% (A)	9,770	1,037,574
Consumer Finance - 0.7%
Ally Financial, Inc., 8.50% (A)	75,200	1,979,264
Diversified Telecommunication Services - 0.8%
Centaur Funding Corp. 144A, 9.08%	1,661	2,045,144

Total Preferred Stocks (cost $5,009,824)		5,061,982

COMMON STOCKS - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc. (C)	51,000	2,224,110

Total Common Stocks (cost $1,597,182)		2,224,110

WARRANTS - 0.6%
Commercial Banks - 0.6%
Wells Fargo & Co. (F)
Expiration: 10/28/2018
Exercise Price: $34.01	148,210	1,554,723

Total Warrants (cost $1,141,217)		1,554,723

SECURITIES LENDING COLLATERAL - 13.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (G)	37,414,849	37,414,849

Total Securities Lending Collateral (cost $37,414,849)		37,414,849

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.03% (G), dated 01/31/2013, to be repurchased at $8,731,361 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $8,908,421.	$8,731,353	$8,731,353

Total Repurchase Agreement (cost $8,731,353)		8,731,353

Total Investment Securities (cost $284,713,050) (H)		307,678,589
Other Assets and Liabilities - Net		(35,156,582)

Net Assets		$272,522,007

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of January 31, 2013.
(B)	Illiquid. Total aggregate market value of illiquid securities is $1,615,282, or 0.59% of the fund’s net assets.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $36,649,711. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Non-income producing security.
(G)	Rate shown reflects the yield at January 31, 2013.
(H)	Aggregate cost for federal income tax purposes is $284,713,050. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $24,649,226 and $1,683,687, respectively. Net unrealized appreciation for tax purposes is $22,965,539.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $99,163,722 or 36.39% of the fund’s net assets.
IO	Interest Only
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso
PHP	Philippine Peso

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
U.S. Government Obligations	$—	$27,736,517	$—	$27,736,517
U.S. Government Agency Obligation	—	508,417	—	508,417
Foreign Government Obligations	—	11,406,519	—	11,406,519
Mortgage-Backed Securities	—	21,110,694	—	21,110,694
Asset-Backed Securities	—	11,577,110	—	11,577,110
Municipal Government Obligations	—	3,877,888	—	3,877,888
Preferred Corporate Debt Security	—	3,531,000	—	3,531,000
Corporate Debt Securities	—	171,776,796	—	171,776,796
Convertible Bonds	—	1,166,631	—	1,166,631
Preferred Stocks	5,061,982	—	—	5,061,982
Common Stocks	2,224,110	—	—	2,224,110
Warrants	1,554,723	—	—	1,554,723
Securities Lending Collateral	37,414,849	—	—	37,414,849
Repurchase Agreement	—	8,731,353	—	8,731,353

Total Investment Securities	$46,255,664	$261,422,925	$—	$307,678,589

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.7%
United States - 5.7%
U.S. Treasury Note
0.63%, 09/30/2017	$1,543,500	$1,530,598
1.00%, 09/30/2019	1,146,500	1,124,645
1.25%, 10/31/2019 (A)	392,000	390,377
1.38%, 09/30/2018	1,608,800	1,638,085
1.63%, 11/15/2022 (A)	1,179,900	1,142,291
1.75%, 05/15/2022 (B)	562,400	555,898
2.00%, 11/15/2021	473,600	482,147
2.25%, 03/31/2016	2,979,700	3,148,473
2.63%, 08/15/2020	2,634,900	2,847,750
3.50%, 05/15/2020 (C)	4,976,200	5,693,474

Total U.S. Government Obligations (cost $17,668,587)		18,553,738

U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
United States - 0.2%
Fannie Mae, TBA
3.00%	580,000	598,941

Total U.S. Government Agency Obligation (cost $600,889)		598,941

FOREIGN GOVERNMENT OBLIGATIONS - 8.6%
Australia - 1.9%
Australia Government Bond
5.50%, 12/15/2013 - 04/21/2023	AUD 3,549,000	4,214,485
5.75%, 05/15/2021	585,000	717,484
Queensland Treasury Corp.
6.00%, 09/14/2017 - 06/14/2021	980,000	1,154,461
Brazil - 1.4%
Brazil Notas do Tesouro Nacional
6.00%, 08/15/2022	BRL 1,967,000	2,620,097
10.00%, 01/01/2021	3,796,000	1,791,849
Canada - 0.4%
Canadian Government Bond
1.50%, 03/01/2017	CAD 560,000	562,122
3.50%, 06/01/2020	416,000	465,178
4.00%, 06/01/2016	338,000	367,805
Germany - 1.9%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR 1,725,400	2,704,470
4.25%, 07/04/2017 (A)	2,204,418	3,464,285
Hong Kong - 0.4%
Hong Kong Government Bond
1.67%, 03/24/2014	HKD 1,300,000	170,403
1.69%, 12/22/2014	1,500,000	198,629
2.03%, 03/18/2013	2,850,000	368,342
3.51%, 12/08/2014	2,750,000	375,950
4.13%, 02/22/2013	1,950,000	252,039
Malaysia - 0.5%
Malaysia Government Bond
5.09%, 04/30/2014	MYR 1,842,000	607,369
Republic of Malaysia
3.21%, 05/31/2013	1,888,000	607,949
3.46%, 07/31/2013	1,092,000	352,178
Netherlands - 0.1%
Netherlands Government Bond
1.00%, 02/24/2017 - 144A	$373,000	375,596
Poland - 0.1%
Republic of Poland
3.00%, 08/24/2016	PLN 1,332,751	459,383

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Switzerland - 0.2%
Switzerland Government Bond
2.00%, 04/28/2021 - 05/25/2022	CHF 255,000	$312,698
4.00%, 02/11/2023	196,000	282,440
Turkey - 0.4%
Turkey Government Bond
Zero Coupon, 02/20/2013 - 05/15/2013	TRY 1,177,062	661,488
7.50%, 09/24/2014	1,239,000	723,358
United Kingdom - 1.3%
U.K. Gilt
4.75%, 03/07/2020	GBP 2,134,877	4,114,598

Total Foreign Government Obligations (cost $27,281,672)		27,924,656

MORTGAGE-BACKED SECURITY - 0.1%
United States - 0.1%
Banc of America Large Loan, Inc. Series 2010-HLTN, Class HLTN 2.51%, 11/15/2015 - 144A (D)	$358,306	358,683

Total Mortgage-Backed Security (cost $324,137)		358,683

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
United States - 0.1%
Deutsche Bank Capital Funding Trust VII
5.63%, 01/19/2016 - 144A (D) (E)	64,000	58,560
USB Capital IX
3.50%, 03/04/2013 (D) (E)	265,000	243,137

Total Preferred Corporate Debt Securities (cost $303,637)		301,697

CORPORATE DEBT SECURITIES - 3.9%
Argentina - 0.0% (F)
Empresa Distribuidora Y Comercializadora Norte
9.75%, 10/25/2022 - 144A	73,000	33,580
Australia - 0.2%
FMG Resources August 2006 Pty, Ltd.
6.00%, 04/01/2017 - 144A (A)	120,000	123,300
TFS Corp., Ltd.
11.00%, 07/15/2018 - 144A (G)	515,000	507,919
Austria - 0.1%
OGX Austria GmbH
8.50%, 06/01/2018 - 144A	340,000	317,050
Brazil - 0.1%
Banco Bradesco SA
4.50%, 01/12/2017 - 144A (A)	200,000	213,000
Hypermarcas SA
6.50%, 04/20/2021 - 144A (A)	170,000	182,750
Canada - 0.0% (F)
Viterra, Inc.
5.95%, 08/01/2020 - 144A	106,000	113,009
Cayman Islands - 0.2%
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 - 144A	271,000	285,668
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.35%, 06/30/2021 - 144A (A)	179,550	201,096
Petrobras International Finance Co.
3.50%, 02/06/2017	193,000	198,362
Chile - 0.2%
Banco del Estado de Chile
2.03%, 04/02/2015	250,000	248,279

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Banco Santander Chile
2.31%, 02/14/2014 - 144A (D)		$270,000	$266,979
Inversiones Alsacia SA
8.00%, 08/18/2018 - 144A (G)		189,919	190,869
Germany - 0.1%
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 - 144A		200,000	204,000
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Guernsey I, Ltd.
7.88%, 02/24/2041 - Reg S (D)		200,000	208,500
Ireland - 0.0% (F)
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	EUR	100,000	139,243
Italy - 0.1%
Intesa Sanpaolo SpA
3.13%, 01/15/2016		$289,000	286,836
Korea, Republic of - 0.1%
Export-Import Bank of Korea
1.25%, 11/20/2015		200,000	199,944
Luxembourg - 0.3%
Capsugel FinanceCo S.C.A.
9.88%, 08/01/2019 - 144A	EUR	100,000	151,734
Intelsat Jackson Holdings SA
7.50%, 04/01/2021		$234,000	253,890
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022 - 144A (A)		200,000	201,000
TNK-BP Finance SA
6.63%, 03/20/2017 - 144A		100,000	113,500
Series 2
7.50%, 07/18/2016 - 144A		100,000	114,375
Mexico - 0.0% (F)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/2022 - 144A		150,000	151,500
Netherlands - 0.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017 (A)		279,000	299,551
New World Resources NV
7.88%, 05/01/2018 - Reg S	EUR	91,000	124,795
Singapore - 0.0% (F)
Bumi Investment Pte, Ltd.
10.75%, 10/06/2017 - 144A		$144,000	122,400
Sweden - 0.1%
Nordea Bank AB
3.13%, 03/20/2017 - 144A		200,000	211,540
Switzerland - 0.0% (F)
UBS AG
5.88%, 12/20/2017		100,000	118,719
United Kingdom - 0.5%
Barclays Bank PLC
7.63%, 11/21/2022 (A)		600,000	591,750
BAT International Finance PLC
2.13%, 06/07/2017 - 144A (A)		185,000	187,795
Lloyds TSB Bank PLC, Series EMTN
13.00%, 01/22/2029 (A) (D) (E)	GBP	340,000	781,898
United States - 1.7%
Ally Financial, Inc.
4.50%, 02/11/2014		$155,000	159,262
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/2017		157,000	157,561

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp.
1.50%, 10/09/2015		$403,000	$404,053
Building Materials Corp. of America
6.88%, 08/15/2018 - 144A		61,000	65,880
Cablevision Systems Corp.
5.88%, 09/15/2022 (A)		118,000	116,083
Calpine Corp. (Escrow Shares)
8.75%, 07/15/2013 (H)		2,142,000	—
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022		150,000	148,500
CIT Group, Inc.
4.75%, 02/15/2015 - 144A (A)		211,000	221,550
Citigroup, Inc.
5.95%, 01/30/2023 (D) (E)		142,000	143,420
CONSOL Energy, Inc.
8.00%, 04/01/2017		300,000	324,000
Cricket Communications, Inc.
7.75%, 10/15/2020 (A)		117,000	121,387
Daimler Finance North America LLC
0.91%, 01/09/2015 - 144A (D)		283,000	282,898
DaVita, Inc.
6.38%, 11/01/2018 (A)		91,000	97,370
6.63%, 11/01/2020		73,000	79,570
Delta Topco Limited
10.00%, 11/24/2060 (G) (H) (I) (J)		534,020	544,312
DJO Finance LLC / DJO Finance Corp.
9.75%, 10/15/2017		50,000	48,250
Ford Motor Credit Co., LLC
2.38%, 01/16/2018		200,000	197,354
General Electric Capital Corp.
6.25%, 12/15/2022 (D) (E)		300,000	327,471
General Electric Capital Corp., Series GMTN
5.63%, 05/01/2018		185,000	217,668
HSBC USA, Inc.
1.63%, 01/16/2018		196,000	195,747
Hughes Satellite Systems Corp.
6.50%, 06/15/2019		154,000	170,170
7.63%, 06/15/2021		89,000	101,905
Hyundai Capital America
1.63%, 10/02/2015 - 144A		74,000	74,510
2.13%, 10/02/2017 - 144A		117,000	117,066
JPMorgan Chase Bank NA
0.64%, 06/13/2016 (D)		250,000	245,366
Morgan Stanley
4.75%, 03/22/2017		118,000	128,879
Phibro Animal Health Corp.
9.25%, 07/01/2018 - 144A		52,000	54,600
Reliance Holdings USA, Inc.
4.50%, 10/19/2020 - 144A		294,000	312,569
SunGard Data Systems, Inc.
7.38%, 11/15/2018		171,000	181,687
Texas Industries, Inc.
9.25%, 08/15/2020 (A)		212,000	234,260

Total Corporate Debt Securities (cost $12,344,754)			12,818,179

CONVERTIBLE BONDS - 3.4%
Bermuda - 0.0% (F)
Celestial Nutrifoods, Ltd.
Zero Coupon, 06/12/2011 (G) (K)	SGD	1,400,000	11,312
Cayman Islands - 0.4%
China Milk Products Group, Ltd.
Zero Coupon, 01/05/2012 (G) (K)		$600,000	180,000

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal		Value
CONVERTIBLE BONDS (continued)
Cayman Islands (continued)
FU JI Food and Catering Services Holdings, Ltd.
Zero Coupon, 10/18/2010 (G) (K)	CNY	2,700,000	$4,341
Pyrus, Ltd.
7.50%, 12/20/2015 - 144A (G)		$200,000	243,600
Zeus Cayman
Zero Coupon, 08/19/2013 (G)	JPY	67,000,000	714,364
China - 0.0% (F)
China Petroleum & Chemical Corp.
Zero Coupon, 04/24/2014	HKD	820,000	126,879
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Capital
4.00%, 03/29/2013 (H)	CHF	164,000	298,087
India - 0.2%
REI Agro, Ltd.
5.50%, 11/13/2014 - 144A (G)		$640,000	423,226
Suzlon Energy, Ltd.
Zero Coupon, 10/11/2012 (K) (L)		187,000	129,030
Zero Coupon, 07/25/2014 (G)		342,000	188,100
Jersey, Channel Islands - 0.4%
Dana Gas Sukuk, Ltd.
7.50%, 10/31/2049 (G)		1,400,000	1,214,500
Malaysia - 0.1%
Paka Capital, Ltd.
Zero Coupon, 03/12/2013		200,000	206,000
Netherlands - 0.6%
Bio City Development Co. B.V.
8.00%, 07/06/2018 - 144A (G)		1,200,000	1,198,500
Volkswagen International Finance NV
5.50%, 11/09/2015 - 144A (A)	EUR	400,000	624,931
Singapore - 0.6%
CapitaLand, Ltd.
2.10%, 11/15/2016	SGD	500,000	407,829
2.95%, 06/20/2022		750,000	600,685
3.13%, 03/05/2018		250,000	217,448
Keppel Land, Ltd.
2.50%, 06/23/2013		200,000	161,799
Olam International, Ltd.
6.00%, 10/15/2016		$300,000	280,500
Ying Li International Real Estate, Ltd.
4.00%, 03/03/2015 (G)	SGD	250,000	212,600
United Kingdom - 0.0% (F)
Essar Energy PLC
4.25%, 02/01/2016		$200,000	155,000
United States - 1.0%
Brookdale Senior Living, Inc.
2.75%, 06/15/2018		39,000	46,215
Cobalt International Energy, Inc.
2.63%, 12/01/2019		590,000	601,800
Cubist Pharmaceuticals, Inc.
2.50%, 11/01/2017		117,000	187,200
Electronic Arts, Inc.
0.75%, 07/15/2016		105,000	99,159
Forest City Enterprises, Inc.
4.25%, 08/15/2018		195,000	210,966
Gilead Sciences, Inc.
Series D
1.63%, 05/01/2016		335,000	600,697
Hologic, Inc.
Series 2010
2.00%, 12/15/2037 (D)		423,000	522,934
Mylan, Inc.
3.75%, 09/15/2015		292,000	636,925

	Principal		Value
CONVERTIBLE BONDS (continued)
United States (continued)
Stillwater Mining Co.
1.75%, 10/15/2032		$20,000	$24,488
Take-Two Interactive Software, Inc.
1.75%, 12/01/2016		306,000	302,557
4.38%, 06/01/2014		73,000	94,763

Total Convertible Bonds (cost $12,294,959)			10,926,435

LOAN ASSIGNMENTS - 0.3%
Canada - 0.0% (F)
Essar Steel Algoma, Inc.
8.75%, 09/19/2014 (D)		111,321	112,156
Luxembourg - 0.0% (F)
Silver II Borrower SCA, Tranche B
1.00%, 12/13/2019 (D)		116,947	118,058
United States - 0.3%
Navistar, Inc., Tranche B
7.00%, 07/16/2017 (D)		47,381	47,997
Obsidian Natural Gas Trust
7.00%, 11/02/2015 (D) (G)		357,155	360,726
Vodafone Amers Finance 2, Inc., Tranche B
6.25%, 07/11/2016 (D) (G)		385,688	393,401

Total Loan Assignments (cost $1,013,135)			1,032,338

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 11.9%
United States - 11.9%
U.S. Treasury Bill
0.02%, 02/07/2013 (A) (L)		450,000	449,992
0.05%, 03/14/2013 - 03/21/2013 (A) (L)		5,150,000	5,149,720
0.06%, 04/04/2013 - 04/25/2013 (L)		5,758,000	5,757,310
0.06%, 04/11/2013 (A) (L)		10,150,000	10,148,905
0.07%, 05/02/2013 (L)		9,825,000	9,823,035
0.07%, 05/16/2013 (A) (L)		1,600,000	1,599,700
0.08%, 02/14/2013 (A) (L)		2,500,000	2,499,932
0.09%, 02/14/2013 (A) (L)		1,150,000	1,149,965
0.10%, 02/14/2013 (A) (L)		2,200,000	2,199,918

Total Short-Term U.S. Government Obligations (cost $38,778,477)			38,778,477

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Japan - 0.8%
Japan Treasury Discount Bill
0.08%, 06/20/2013 (L)	JPY	70,000,000	765,254
0.09%, 03/11/2013 (L)		40,000,000	437,379
0.10%, 02/20/2013 - 03/11/2013 (L)		120,000,000	1,312,165
Mexico - 0.7%
Mexico Cetes
4.39%, 04/04/2013 (L)	MXN	13,358,600	1,042,920
4.54%, 03/21/2013 (L)		12,957,500	1,013,110
4.57%, 11/14/2013 (L)		2,030,630	154,195
4.60%, 11/14/2013 (L)		2,138,930	162,388
Singapore - 0.3%
Singapore Treasury Bill
0.28%, 02/07/2013 (L)	SGD	1,129,000	912,171

Total Short-Term Foreign Government Obligations (cost $6,021,702)			5,799,582

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%
United States - 0.5%
Continental Airlines Finance Trust II, 6.00%	650	$25,370
General Motors Co. - Series B, 4.75%	7,376	319,528
Health Care REIT, Inc. - Series I, 6.50%	3,997	233,225
NextEra Energy, Inc., 5.60%	4,971	258,492
Omnicare Capital Trust II - Series B, 4.00% (A)	2,661	132,704
PPL Corp., 8.75%	3,988	218,104
PPL Corp., 9.50%	4,300	232,458
United Technologies Corp., 7.50% (A)	2,704	153,966
Wells Fargo & Co. - Series L, 7.50%	145	187,181

Total Convertible Preferred Stocks (cost $1,641,688)		1,761,028

PREFERRED STOCKS - 1.1%
Brazil - 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.79% (L)	7,008	330,455
Itau Unibanco Holding SA, 3.48% (L)	18,559	320,135
Germany - 0.3%
Volkswagen AG, 1.64% (L)	4,103	1,014,768
United Kingdom - 0.2%
HSBC Holdings PLC - Series 2, 8.00% (A)	8,400	233,688
Royal Bank of Scotland Group PLC - Series M, 6.40%	5,075	114,593
Royal Bank of Scotland Group PLC - Series Q, 6.75% (A)	2,725	64,038
Royal Bank of Scotland Group PLC - Series T, 7.25%	8,364	205,169
United States - 0.4%
Citigroup Capital XIII, 7.88% (D)	13,106	365,133
GMAC Capital Trust I - Series 2, 8.13% (D)	15,808	421,599
RBS Capital Funding Trust VII - Series G, 6.08% (M)	5,177	111,202
US Bancorp - Series F, 6.50% (D)	7,244	208,048
US Bancorp - Series G, 6.00% (A) (D)	3,708	99,745

Total Preferred Stocks (cost $2,813,697)		3,488,573

COMMON STOCKS - 58.3%
Australia - 0.4%
Asciano, Ltd.	49,050	247,051
Newcrest Mining, Ltd.	13,439	327,932
Orica, Ltd.	7,042	188,211
QBE Insurance Group, Ltd.	18,904	234,980
Telstra Corp., Ltd.	47,269	226,744
Belgium - 0.1%
Anheuser-Busch InBev NV	1,484	128,757
RHJ International (M)	36,300	199,124
Brazil - 0.9%
Anhanguera Educacional Participacoes SA	12,739	247,890
BR Malls Participacoes SA	12,244	158,511
Cielo SA	11,121	314,528
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,173	239,479
Hypermarcas SA (M)	35,952	310,530
MRV Engenharia e Participacoes SA	46,532	266,385
Petroleo Brasileiro SA - Class A ADR	27,838	503,589
Qualicorp SA (M)	21,112	218,398

	Shares	Value
COMMON STOCKS (continued)
Brazil (continued)
SLC Agricola SA	23,980	$259,868
Telefonica Brasil SA - ADR (A)	10,767	271,113
Canada - 1.4%
Athabasca Oil Corp. (M)	43,922	466,347
Bank of Nova Scotia (A)	4,993	293,603
BCE, Inc.	7,718	342,876
Detour Gold Corp. (M)	6,596	139,406
Eldorado Gold Corp. (A)	26,997	301,801
Kinross Gold Corp.	6,465	53,207
Kinross Gold Corp.	29,577	242,571
Osisko Mining Corp. (M)	28,022	194,137
Rogers Communications, Inc. - Class B	6,052	281,357
Shaw Communications, Inc. - Class B (A)	18,005	421,332
Silver Wheaton Corp.	13,285	462,982
Sino-Forest Corp. - Class A (A) (G) (H) (M)	20,700	28,463
Suncor Energy, Inc.	27,892	948,004
Teck Resources, Ltd. - Class B (A)	1,339	48,860
TELUS Corp. (H)	3,170	212,276
Toronto-Dominion Bank (A)	2,339	195,323
Chile - 0.0% (F)
Sociedad Quimica y Minera de Chile SA - ADR (A)	2,597	147,614
China - 0.1%
Baidu, Inc. - ADR (M)	1,643	177,937
Denmark - 0.1%
A.P. Moller - Maersk A/S - Class B	23	183,675
France - 1.8%
AXA SA	22,244	411,968
BNP Paribas SA	14,167	888,894
European Aeronautic Defence and Space Co., NV	13,110	615,996
Eutelsat Communications SA	5,936	203,996
LVMH Moet Hennessy Louis Vuitton SA	1,778	335,207
Safran SA	17,200	789,721
Sanofi - ADR	1,000	48,680
Sanofi	6,133	598,406
Societe Generale SA (M)	3,793	171,371
Technip SA	1,254	135,976
Total SA - ADR	14,272	774,827
Total SA	11,400	618,074
Unibail-Rodamco SE - REIT	761	179,844
Germany - 1.9%
Allianz SE	3,637	520,252
BASF SE	2,156	218,561
Bayer AG	3,342	329,805
Bayerische Motoren Werke AG	2,954	297,412
Daimler AG	1,928	112,240
Deutsche Bank AG	9,840	510,515
Deutsche Boerse AG	3,340	219,746
Deutsche Telekom AG	46,449	571,022
Fresenius Medical Care AG & Co., KGaA	2,257	159,143
Fresenius SE & Co. KGaA	4,664	567,734
Kabel Deutschland Holding AG	4,217	341,948
Lanxess AG	5,106	431,228
Linde AG	4,193	765,174
MAN SE	561	67,641
Muenchener Rueckversicherungs AG	1,095	201,237
SAP AG	2,818	230,878
Siemens AG	4,695	515,345
Telefonica Deutschland Holding AG - 144A (M)	27,826	238,783
Hong Kong - 0.7%
Beijing Enterprises Holdings, Ltd. (A)	116,290	838,954
Chaoda Modern Agriculture Holdings, Ltd. (A) (G) (H) (M)	1,090,190	54,510

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China BlueChemical, Ltd. - Class H	219,825	$158,164
Dongfeng Motor Group Co., Ltd. - Class H (A)	53,273	86,963
Haitian International Holdings, Ltd.	57,386	72,441
Link - REIT	74,630	386,843
Sinopharm Group Co., Ltd. - Class H	72,995	224,009
Tianjin Development Holdings, Ltd. (M)	235,493	165,489
Yuanda China Holdings, Ltd.	778,504	91,348
Zhongsheng Group Holdings, Ltd. (A)	112,578	168,387
Indonesia - 0.0% (F)
Telekomunikasi Indonesia Persero PT	97,683	97,282
Italy - 0.8%
ENI SpA	34,666	870,316
Fiat Industrial SpA	56,306	725,150
Intesa Sanpaolo SpA	219,572	447,799
UniCredit SpA (M)	69,289	447,448
Japan - 6.9%
Aisin Seiki Co., Ltd.	5,730	187,230
Asahi Kasei Corp.	39,800	229,804
Astellas Pharma, Inc.	4,100	208,710
Bridgestone Corp.	23,300	609,731
Canon, Inc. (A)	11,254	414,125
Daihatsu Motor Co., Ltd. (A)	8,780	182,619
Daikin Industries, Ltd.	5,100	194,642
Denso Corp.	8,570	320,514
East Japan Railway Co.	10,665	720,758
FANUC Corp.	1,750	272,705
Fuji Heavy Industries, Ltd.	63,420	853,737
Futaba Industrial Co., Ltd. (A) (M)	11,200	50,951
Hitachi Chemical Co., Ltd. (A)	13,800	194,222
Hitachi, Ltd.	57,300	339,620
Honda Motor Co., Ltd.	18,482	708,397
Hoya Corp.	16,689	322,118
IHI Corp.	79,000	204,746
INPEX Corp.	96	556,400
Japan Airlines Co., Ltd. (M)	7,000	289,354
JGC Corp.	16,910	478,758
JSR Corp.	11,100	219,220
KAO Corp.	4,200	120,518
KDDI Corp. (A)	5,500	408,989
Kirin Holdings Co., Ltd.	23,100	288,229
Kubota Corp. (A)	54,584	623,169
Kuraray Co., Ltd.	15,130	194,244
Kyocera Corp.	1,700	153,743
Kyowa Hakko Kirin Co., Ltd.	19,180	181,218
Mazda Motor Corp. (A) (M)	78,000	209,831
Mitsubishi Corp.	25,720	542,273
Mitsubishi UFJ Financial Group, Inc.	97,000	552,649
Mitsui & Co., Ltd.	75,332	1,137,662
MS&AD Insurance Group Holdings	25,917	543,876
Murata Manufacturing Co., Ltd.	5,350	329,384
Nintendo Co., Ltd.	2,600	253,617
Nippon Telegraph & Telephone Corp.	8,730	365,639
Nitto Denko Corp.	3,300	186,210
Nomura Holdings, Inc.	115,800	666,092
NTT DOCOMO, Inc.	305	463,278
Okumura Corp.	40,300	158,653
Rakuten, Inc. (A) (M)	28,900	263,891
Rinnai Corp.	2,680	189,325
ROHM Co., Ltd.	4,360	144,944
Ryohin Keikaku Co., Ltd.	2,800	158,915
Sekisui Chemical Co., Ltd.	11,000	105,976
Shin-Etsu Chemical Co., Ltd.	11,976	732,089
Softbank Corp.	1,800	64,170
Sony Financial Holdings, Inc.	11,000	185,729
Sumitomo Corp.	12,900	166,743

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Electric Industries, Ltd.	14,100	$158,663
Sumitomo Mitsui Financial Group, Inc.	23,480	942,333
Suzuki Motor Corp.	32,962	862,574
Takeda Pharmaceutical Co., Ltd.	3,400	174,750
Terumo Corp.	3,350	146,536
Toda Corp. (A)	44,900	123,242
Tokio Marine Holdings, Inc.	38,600	1,140,968
Tokyo Gas Co., Ltd.	112,370	529,624
Toyota Industries Corp.	16,637	552,171
UBE Industries, Ltd.	85,100	176,817
West Japan Railway Co.	4,300	169,752
Yahoo! Japan Corp. (A)	496	194,994
Yamada Denki Co., Ltd. (A)	6,270	241,352
Korea, Republic of - 0.9%
Cheil Industries, Inc.	1,728	138,535
Hyundai Motor Co.	1,841	346,585
KT Corp.	1,180	39,661
KT Corp. - ADR (M)	6,128	103,808
POSCO - ADR	1,854	151,027
POSCO	418	136,848
Samsung Electronics Co., Ltd.	1,544	2,053,137
Luxembourg - 0.1%
Tenaris SA - ADR (A)	4,641	195,247
Malaysia - 0.4%
Axiata Group Bhd	229,412	465,174
IHH Healthcare Bhd (M)	497,000	526,273
Telekom Malaysia Bhd	113,024	201,894
Mexico - 0.4%
America Movil SAB de CV - Series L ADR	22,695	571,006
Fibra Uno Administracion SA de CV - REIT	40,500	126,648
Fomento Economico Mexicano SAB de CV - ADR	1,703	183,737
Mexichem SAB de CV (A)	37,599	212,619
Mexico Real Estate Management SA de CV - REIT 144A (M)	81,300	189,269
Netherlands - 0.7%
ASML Holding NV	6,278	471,392
DE Master Blenders 1753 NV (M)	14,437	178,109
ING Groep NV (M)	41,390	418,629
Koninklijke KPN NV	18,972	106,802
Royal Dutch Shell PLC - Class A ADR	5,209	367,339
Unilever NV	6,205	251,069
Ziggo NV	19,501	622,112
New Zealand - 0.0% (F)
Guinness Peat Group PLC (M)	204,264	103,708
Philippines - 0.0% (F)
Philippine Long Distance Telephone Co. - ADR	2,175	149,792
Portugal - 0.0% (F)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	28,029	119,958
Russian Federation - 0.2%
Federal Hydrogenerating Co. JSC - ADR	96,157	234,623
Sberbank of Russia	116,798	423,393
Singapore - 0.6%
CapitaLand, Ltd. (A)	134,150	433,564
Keppel Corp., Ltd.	49,111	456,330
Oversea-Chinese Banking Corp.	44,190	349,192
Raffles Medical Group, Ltd.	50,200	122,899
Singapore Press Holdings, Ltd. (A)	31,080	102,960
Singapore Telecommunications, Ltd.	152,450	431,119

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
South Africa - 0.1%
Life Healthcare Group Holdings, Ltd. (A)	52,248	$183,760
MTN Group, Ltd.	4,873	95,390
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA	24,943	248,080
Banco Santander SA	45,891	385,019
Telefonica SA	18,916	274,307
Sweden - 0.1%
Svenska Handelsbanken AB - Class A	11,392	465,868
Switzerland - 1.5%
Nestle SA	15,172	1,065,316
Novartis AG	5,523	376,272
Roche Holding AG	5,758	1,274,283
Swisscom AG	510	226,125
Syngenta AG	3,369	1,454,513
UBS AG	16,777	290,908
Zurich Insurance Group AG	890	256,032
Taiwan - 0.4%
Cheng Shin Rubber Industry Co., Ltd.	60,670	158,217
Chunghwa Telecom Co., Ltd. - ADR (A)	7,802	249,430
Chunghwa Telecom Co., Ltd.	29,333	93,384
Far EasTone Telecommunications Co., Ltd.	76,069	193,480
Taiwan Semiconductor Manufacturing Co., Ltd.	101,760	349,809
Yulon Motor Co., Ltd.	82,057	152,294
Thailand - 0.3%
Bangkok Dusit Medical Services PCL - Class F	47,300	210,963
PTT Global Chemical PCL	155,737	417,806
PTT PCL	20,197	230,958
Siam Commercial Bank PCL	42,975	257,965
United Kingdom - 3.4%
Amlin PLC	14,849	90,340
Antofagasta PLC	14,310	259,185
AstraZeneca PLC - ADR	993	47,843
AstraZeneca PLC	14,487	701,469
BG Group PLC	62,429	1,108,939
BHP Billiton PLC	23,998	820,972
BP PLC - ADR	9,968	443,775
BP PLC	32,507	240,638
BT Group PLC - Class A	135,723	535,128
Diageo PLC - ADR	4,154	495,572
Genel Energy PLC (M)	18,499	225,914
GlaxoSmithKline PLC - ADR	985	44,926
Glencore International PLC (A)	20,958	130,780
HSBC Holdings PLC	112,279	1,276,260
Invensys PLC	43,487	237,258
KazMunaiGas Exploration Production JSC - GDR, Reg S	19,586	350,394
Lloyds TSB Group PLC (M)	404,400	331,336
National Grid PLC	59,469	652,208
NMC Health PLC (M)	30,513	120,984
Novorossiysk Commercial Sea Port PJSC - GDR, Reg S	18,241	148,481
Polyus Gold International, Ltd. (M)	77,490	275,294
Rio Tinto PLC	9,693	547,282
Shire PLC	15,364	514,881
SSE PLC	24,904	560,473
Unilever PLC - ADR	2,561	104,207
Unilever PLC	4,102	167,003
Vodafone Group PLC - ADR	11,275	308,033
Vodafone Group PLC	94,736	258,583
United States - 33.8%
3M Co.	4,711	473,691
Abbott Laboratories	9,045	306,445

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
AbbVie, Inc.	9,045	$331,861
Accenture PLC - Class A	732	52,623
ACE, Ltd.	10,809	922,332
Activision Blizzard, Inc.	65,372	744,587
Adobe Systems, Inc. (M) (N)	1,687	63,819
AES Corp.	25,864	280,366
Aetna, Inc.	13,371	644,883
Agilent Technologies, Inc.	6,284	281,398
Agrium, Inc.	3,919	444,767
Allergan, Inc.	7,011	736,225
Alliance Data Systems Corp. (A) (M)	448	70,605
Amdocs, Ltd.	1,517	54,142
American Capital Agency Corp. - REIT	10,194	322,436
American Electric Power Co., Inc.	9,206	416,940
American Express Co.	11,226	660,201
American International Group, Inc. (M)	6,600	249,678
American Tower Corp. - Class A REIT	6,960	530,004
American Water Works Co., Inc.	8,432	322,777
Ameriprise Financial, Inc.	731	48,480
AmerisourceBergen Corp. - Class A (A)	6,848	310,694
Amgen, Inc. (A)	5,135	438,837
Anadarko Petroleum Corp.	4,856	388,577
Apache Corp.	3,525	295,254
Apple, Inc.	4,100	1,866,771
Applied Materials, Inc. (N)	26,450	341,470
Arch Capital Group, Ltd. (A) (M)	2,863	132,900
ASML Holding NV (A)	843	63,301
AT&T, Inc.	38,151	1,327,273
Autoliv, Inc. (A)	600	39,480
Axis Capital Holdings, Ltd.	1,159	44,355
Bank of America Corp.	94,937	1,074,687
Bank of New York Mellon Corp. (A)	31,239	848,451
BB&T Corp.	10,716	324,480
Berkshire Hathaway, Inc. - Class B (M)	2,431	235,637
Boeing Co.	6,043	446,396
BorgWarner, Inc. (A) (M)	2,735	202,882
Bristol-Myers Squibb Co.	13,949	504,117
Brookfield Asset Management, Inc. - Class A (A)	9,427	348,139
CA, Inc.	1,687	41,871
Calpine Corp. (M)	23,111	455,980
Canadian Natural Resources, Ltd.	11,306	341,667
Canadian Pacific Railway, Ltd. (A)	3,904	451,029
Canadian Pacific Railway, Ltd. (A)	618	71,348
Capital One Financial Corp.	8,092	455,741
Cardinal Health, Inc.	18,187	796,772
Celgene Corp. (M)	4,035	399,304
CF Industries Holdings, Inc.	855	195,940
Charles Schwab Corp. (A)	19,343	319,740
Check Point Software Technologies, Ltd. (A) (M)	918	45,900
Chevron Corp.	409	47,096
Chubb Corp.	4,978	399,783
CIGNA Corp.	2,878	167,903
Cisco Systems, Inc.	33,515	689,404
Citigroup, Inc.	18,020	759,723
Citrix Systems, Inc. (M)	2,600	190,216
CMS Energy Corp. (A)	9,343	240,115
CNA Financial Corp.	1,693	52,737
CNH Global NV	1,179	56,285
Coach, Inc. (A)	793	40,443
Cobalt International Energy, Inc. (M)	13,543	327,876
Coca-Cola Co.	21,250	791,350
Colgate-Palmolive Co.	5,755	617,914
Comcast Corp. - Class A	40,132	1,528,227
Computer Sciences Corp.	1,452	60,694
ConocoPhillips	762	44,196

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
CONSOL Energy, Inc.	13,527	$423,936
Constellation Brands, Inc. - Class A (M)	1,593	51,549
Corning, Inc.	61,577	738,924
Cosan, Ltd. - Class A	34,456	677,750
Coventry Health Care, Inc.	1,045	47,892
Covidien PLC	4,280	266,815
Crown Castle International Corp. (M)	3,262	230,036
Crown Holdings, Inc. (M)	3,848	145,685
Cubist Pharmaceuticals, Inc. (A) (M)	3,763	161,960
Cummins, Inc.	2,065	237,124
CVS Caremark Corp.	10,631	544,307
DaVita, Inc. (M)	2,707	312,415
Delphi Automotive PLC (M)	3,300	127,578
Delta Topco Limited (G) (H) (J)	645,881	365,956
Devon Energy Corp.	14,031	802,433
Diamond Offshore Drilling, Inc.	704	52,863
Discover Financial Services	12,371	474,923
DISH Network Corp. - Class A (A)	1,563	58,253
Dominion Resources, Inc.	11,143	602,948
Dow Chemical Co.	13,369	430,482
Dr. Pepper Snapple Group, Inc.	2,423	109,205
Duke Energy Corp. (A)	2,072	142,429
E.I. du Pont de Nemours & Co.	9,222	437,584
Eastman Chemical Co.	877	62,399
Eaton Corp. PLC	2,630	149,779
Electronic Arts, Inc. (A) (M) (N)	32,164	505,940
EMC Corp. (M)	31,947	786,216
EOG Resources, Inc.	2,857	357,068
Equity Residential - REIT	4,300	238,177
Expedia, Inc.	985	64,271
Express Scripts Holding Co. (M)	7,175	383,289
Fidelity National Financial, Inc. - Class A (A)	7,896	198,190
Fidelity National Information Services, Inc.	1,514	56,185
FMC Corp.	19,302	1,186,494
Ford Motor Co.	51,597	668,181
Freeport-McMoRan Copper & Gold, Inc.	3,218	113,435
Freescale Semiconductor, Ltd. (A) (M)	35,065	506,689
Fusion-io, Inc. (A) (M)	17,210	300,831
Garmin, Ltd. (A)	1,157	43,839
General Dynamics Corp.	670	44,421
General Electric Co.	100,873	2,247,450
General Mills, Inc. (A)	10,929	458,362
General Motors Co. (A) (M)	22,805	640,592
Gilead Sciences, Inc. (M)	9,496	374,617
Goldcorp, Inc.	34,277	1,209,635
Goldman Sachs Group, Inc.	6,856	1,013,728
Google, Inc. - Class A (M)	2,261	1,708,615
Halliburton Co.	6,857	278,943
HCA Holdings, Inc.	16,028	603,454
HealthSouth Corp. (A) (M)	9,092	216,935
Helmerich & Payne, Inc. (A)	860	55,332
Hillshire Brands Co. (A)	12,018	372,318
HJ Heinz Co. (A)	7,917	480,008
Humana, Inc.	7,380	548,777
Intel Corp. (A)	28,422	597,999
International Game Technology	10,962	168,486
International Paper Co.	1,345	55,710
Intuit, Inc. (A)	754	47,035
Johnson & Johnson	15,424	1,140,142
Johnson Controls, Inc.	5,822	181,006
JPMorgan Chase & Co.	39,599	1,863,133
KBR, Inc. (A)	8,277	258,408
Kimberly-Clark Corp. (A)	3,693	330,560
KLA-Tencor Corp.	825	45,301
Kohl’s Corp. (A)	7,143	330,649
Kraft Foods Group, Inc. (N)	13,216	610,844

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Kroger Co.	1,601	$44,348
L-3 Communications Holdings, Inc.	658	49,955
Leap Wireless International, Inc. (A) (M)	7,145	41,298
Lear Corp.	1,004	49,196
Liberty Media Corp. (M)	2,045	228,038
Life Technologies Corp. (M)	3,226	208,690
Lincoln National Corp. (A)	2,093	60,655
M&T Bank Corp. (A)	2,135	219,243
Macy’s, Inc.	1,213	47,926
Manchester United PLC - Class A (A) (M)	10,850	182,280
Marathon Oil Corp.	42,743	1,436,592
Marathon Petroleum Corp. (N)	28,941	2,147,712
Mastercard, Inc. - Class A	2,299	1,191,802
Mattel, Inc. (A)	9,361	352,254
McDermott International, Inc. (M)	8,230	100,159
McDonald’s Corp.	9,292	885,435
McGraw-Hill Cos., Inc.	821	47,224
McKesson Corp.	5,041	530,464
Mead Johnson Nutrition Co. - Class A	8,525	647,900
Medtronic, Inc.	8,466	394,516
Merck & Co., Inc.	28,250	1,221,813
MetLife, Inc.	7,074	264,143
MetroPCS Communications, Inc. (M)	16,598	166,478
Mettler-Toledo International, Inc. (A) (M)	1,045	222,094
Microsoft Corp.	40,656	1,116,820
Mondelez International, Inc. - Class A	23,590	655,566
Monsanto Co.	5,524	559,857
Morgan Stanley	12,264	280,232
Motorola Solutions, Inc.	993	57,981
Murphy Oil Corp. (A)	2,810	167,251
Mylan, Inc. (M)	11,421	322,872
National Oilwell Varco, Inc.	10,490	777,729
Navistar International Corp. (A) (M)	7,166	186,961
Newmont Mining Corp.	13,893	596,843
NextEra Energy, Inc.	10,845	781,382
Northern Trust Corp. (A)	4,054	208,659
Occidental Petroleum Corp.	18,680	1,648,884
Onyx Pharmaceuticals, Inc. (A) (M)	2,097	162,559
Oracle Corp. (N)	70,366	2,498,697
PACCAR, Inc.	5,691	267,818
Parker Hannifin Corp. (A)	539	50,111
PepsiCo, Inc.	14,004	1,020,191
PerkinElmer, Inc.	6,899	243,121
Perrigo Co. (A)	2,304	231,575
Pfizer, Inc.	76,366	2,083,264
Philip Morris International, Inc.	632	55,717
Phillips 66	10,386	629,080
Platinum Underwriters Holdings, Ltd.	1,860	90,638
Potash Corp. of Saskatchewan, Inc.	17,479	742,858
PPG Industries, Inc. (A)	518	71,417
PPL Corp.	11,714	354,817
Praxair, Inc.	1,644	181,448
Precision Castparts Corp.	2,293	420,536
Procter & Gamble Co. (N)	20,800	1,563,328
Progressive Corp. (A)	13,255	298,105
Prudential Financial, Inc.	3,105	179,717
PulteGroup, Inc. (A) (M) (N)	21,456	444,997
QEP Resources, Inc.	25,928	760,987
QUALCOMM, Inc.	24,827	1,639,327
Red Hat, Inc. (M)	3,327	184,848
Reinsurance Group of America, Inc. - Class A	701	40,230
RenaissanceRe Holdings, Ltd.	2,331	199,627
RHJ International - 144A (M)	17,100	93,844
Rockwell Automation, Inc.	8,016	714,947
Ross Stores, Inc.	679	40,536
SanDisk Corp. (M)	9,491	474,455

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Schlumberger, Ltd.	16,887	$1,318,030
Simon Property Group, Inc. - REIT	977	156,496
SM Energy Co. (N)	9,609	558,859
Spirit Aerosystems Holdings, Inc. - Class A (M)	14,254	227,209
St. Joe Co. (A) (M)	56,287	1,322,745
St. Jude Medical, Inc.	5,726	233,048
StanCorp Financial Group, Inc. (A)	2,368	92,092
Starz - Liberty Capital (M)	7,635	121,702
State Street Corp.	11,685	650,270
Stillwater Mining Co. (A) (M)	10,746	144,641
Suncor Energy, Inc.	1,462	49,737
Symantec Corp. (M)	1,935	42,125
TE Connectivity, Ltd.	1,367	53,149
Thermo Fisher Scientific, Inc.	5,844	421,586
TIBCO Software, Inc. (A) (M)	8,045	188,575
Tiffany & Co. (A)	8,683	570,907
Time Warner Cable, Inc.	6,846	611,622
Torchmark Corp. (A)	903	50,306
Travelers Cos., Inc.	7,953	623,992
U.S. Bancorp	18,757	620,857
Unilever NV	2,366	95,776
Union Pacific Corp.	7,247	952,691
United Continental Holdings, Inc. (A) (M)	6,424	155,140
United Parcel Service, Inc. - Class B	5,600	444,024
United Technologies Corp.	13,989	1,225,017
United Therapeutics Corp. (M)	3,141	169,269
UnitedHealth Group, Inc.	9,834	542,935
Universal Health Services, Inc. - Class B (A)	14,000	792,960
Unum Group	1,975	46,037
Valeant Pharmaceuticals International, Inc. (M)	1,528	101,337
Valero Energy Corp.	1,769	77,358
Verizon Communications, Inc.	22,275	971,413
Visa, Inc. - Class A	10,431	1,647,159
VMware, Inc. - Class A (A) (M)	3,799	290,548
Wal-Mart Stores, Inc.	15,670	1,096,117
Waters Corp. (M)	3,775	345,677
WellPoint, Inc. (A)	3,685	238,862
Wells Fargo & Co.	49,054	1,708,551
Western Digital Corp.	1,218	57,246
Whiting Petroleum Corp. (M)	13,637	648,848
Wyndham Worldwide Corp.	862	48,091
XL Group PLC - Class A	23,736	657,962
Zoetis, Inc. - Class A (M)	2,900	75,400

Total Common Stocks (cost $159,302,461)		189,661,694

WARRANTS - 0.0% (F)
Australia - 0.0% (F)
TFS Corp., Ltd. (H) (M)
Expiration: 07/15/2018
Exercise Price: AUD 1.28	190,550	32,263
Canada - 0.0% (F)
Kinross Gold Corp. (H) (M)
Expiration: 09/03/2013
Exercise Price: $32.00	9,602	120

Total Warrants (cost $19,627)		32,383

INVESTMENT COMPANIES - 2.5%
United Kingdom - 0.0% (F)
Vinaland, Ltd. (M)	508	240
United States - 2.5%
ETFS Physical Palladium Shares (M)	2,675	195,221

	Shares	Value
INVESTMENT COMPANIES (continued)
United States (continued)
ETFS Platinum Trust (M)	2,258	$371,893
SPDR Gold Shares (M)	46,378	7,476,134

Total Investment Companies (cost $6,557,111)		8,043,488

	Notional Amount	Value
PURCHASED OPTIONS - 0.7%
Call Options - 0.6%
Anadarko Petroleum Corp.
Strike Price $75.00
Expires 03/16/2013	$10,400	73,008
Anadarko Petroleum Corp.
Strike Price $80.00
Expires 05/18/2013	7,700	43,967
Apple, Inc.
Strike Price $635.00
Expires 02/16/2013	1,500	30
OTC- Activision Blizzard, Inc.
Strike Price $20.00
Expires 01/17/2014
Counterparty: GSC	24,110	228
OTC- Aetna, Inc.
Strike Price $60.00
Expires 01/17/2014
Counterparty: GSC	17,499	16,820
OTC- Agnico-Eagle Mines, Ltd.
Strike Price $85.00
Expires 01/17/2014
Counterparty: DUB	17,848	3,761
OTC- Alcoa, Inc.
Strike Price $15.00
Expires 01/17/2014
Counterparty: GSC	43,553	2,262
OTC- AMUNDI ETF EURO STOXX 50 C
Strike Price $50.00
Expires 01/17/2014
Counterparty: GSC	97,217	201,064
OTC- AngloGold Ashanti, Ltd.
Strike Price $65.00
Expires 01/17/2014
Counterparty: DUB	21,165	476
OTC- AutoZone, Inc.
Strike Price $550.00
Expires 01/17/2014
Counterparty: GSC	1,828	1,831
OTC- Bank of America Corp.
Strike Price $17.00
Expires 01/17/2014
Counterparty: GSC	97,217	17,768
OTC- Barrick Gold Corp.
Strike Price $80.00
Expires 01/17/2014
Counterparty: DUB	96,206	2,280
OTC- Best Buy Co., Inc.
Strike Price $30.00
Expires 01/17/2014
Counterparty: GSC	52,497	1,650
OTC- Boeing Co.
Strike Price $110.00
Expires 01/17/2014
Counterparty: GSC	15,555	2,163

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Notional Amount	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC- Boston Scientific Corp.
Strike Price $10.00
Expires 01/17/2014
Counterparty: GSC	$43,942	$9,051
OTC- Bristol-Myers Squibb Co.
Strike Price $50.00
Expires 01/17/2014
Counterparty: GSC	43,553	1,205
OTC- Broadcom Corp.
Strike Price $55.00
Expires 01/17/2014
Counterparty: GSC	23,332	1,609
OTC- Caterpillar, Inc.
Strike Price $135.00
Expires 01/17/2014
Counterparty: GSC	25,276	14,381
OTC- Cisco Systems, Inc.
Strike Price $30.00
Expires 01/17/2014
Counterparty: GSC	97,217	6,666
OTC- Coeur d’Alene Mines Corp.
Strike Price $40.00
Expires 01/17/2014
Counterparty: DUB	8,468	1,655
OTC- Corning, Inc.
Strike Price $20.00
Expires 01/17/2014
Counterparty: GSC	48,609	2,622
OTC- Eldorado Gold Corp.
Strike Price $25.00
Expires 01/17/2014
Counterparty: DUB	25,129	957
OTC- EMC Corp.
Strike Price $40.00
Expires 01/17/2014
Counterparty: GSC	68,052	3,306
OTC- Endeavour Silver Corp.
Strike Price $20.00
Expires 01/17/2014
Counterparty: DUB	6,729	335
OTC- First Majestic Silver Corp.
Strike Price $35.00
Expires 01/17/2014
Counterparty: DUB	4,252	851
OTC- Freeport-McMoRan Copper & Gold, Inc.
Strike Price $65.00
Expires 01/17/2014
Counterparty: GSC	52,497	2,207
OTC- General Electric Co.
Strike Price $35.00
Expires 01/17/2014
Counterparty: GSC	97,217	2,880
OTC- Gold Fields, Ltd.
Strike Price $22.00
Expires 01/17/2014
Counterparty: DUB	51,951	1,277
OTC- Goldcorp, Inc.
Strike Price $80.00
Expires 01/17/2014
Counterparty: DUB	60,153	3,090
OTC- Grupo Situr SA de CV
Strike Price $93.80
Expires 03/14/2014
Counterparty: GSC	4,630	104,638

	Notional Amount	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC- Halliburton Co.
Strike Price $55.00
Expires 01/17/2014
Counterparty: GSC	$36,942	$16,729
OTC- Harmony Gold Mining Co., Ltd.
Strike Price $15.00
Expires 01/17/2014
Counterparty: DUB	13,250	776
OTC- Hewlett-Packard Co.
Strike Price $30.00
Expires 01/17/2014
Counterparty: GSC	97,217	10,068
OTC- Humana, Inc.
Strike Price $105.00
Expires 01/17/2014
Counterparty: GSC	7,777	1,998
OTC- IAMGOLD Corp.
Strike Price $30.00
Expires 01/17/2014
Counterparty: DUB	22,349	132
OTC- Intel Corp.
Strike Price $40.00
Expires 01/17/2014
Counterparty: GSC	97,217	1,262
OTC- International Business Machines Corp.
Strike Price $295.00
Expires 01/17/2014
Counterparty: GSC	10,111	800
OTC- JC Penney Co., Inc.
Strike Price $55.00
Expires 01/17/2014
Counterparty: GSC	27,221	3,377
OTC- JPMorgan Chase & Co.
Strike Price $60.00
Expires 01/17/2014
Counterparty: GSC	97,217	41,494
OTC- Kinross Gold Corp.
Strike Price $20.00
Expires 01/17/2014
Counterparty: DUB	96,206	2,169
OTC- Las Vegas Sands Corp.
Strike Price $77.25
Expires 01/17/2014
Counterparty: GSC	34,998	31,006
OTC- Lowe’s Cos, Inc.
Strike Price $45.00
Expires 01/17/2014
Counterparty: GSC	77,773	88,457
OTC- Marvell Technology Group Ltd.
Strike Price $20.00
Expires 01/17/2014
Counterparty: GSC	56,386	6,129
OTC- Mastercard, Inc.
Strike Price $660.00
Expires 01/17/2014
Counterparty: GSC	2,917	13,500
OTC- McDonald’s Corp.
Strike Price $135.00
Expires 01/17/2014
Counterparty: GSC	17,499	515
OTC- Microsoft Corp.
Strike Price $45.00
Expires 01/17/2014
Counterparty: GSC	97,217	3,296

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Notional Amount	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC- Monster Beverage Corp.
Strike Price $105.00
Expires 01/17/2014
Counterparty: GSC	$13,610	$1,009
OTC- NetApp, Inc.
Strike Price $60.00
Expires 01/17/2014
Counterparty: GSC	31,887	13,876
OTC- New Gold, Inc.
Strike Price $22.00
Expires 01/17/2014
Counterparty: DUB	14,254	2,098
OTC- Newmont Mining Corp.
Strike Price $90.00
Expires 01/17/2014
Counterparty: DUB	76,965	7,698
OTC- Nikkei 225
Index Value 9,354.06
Expires 12/13/2013
Counterparty: JPM	87	172,400
OTC- Nikkei 225
Index Value 9,400.00
Expires 12/13/2013
Counterparty: CBK	87	163,864
OTC- Nikkei 225
Index Value 9,400.00
Expires 12/13/2013
Counterparty: GSC	87	167,484
OTC- Nikkei 225
Index Value 9,600.00
Expires 12/13/2013
Counterparty: BOA	87	154,514
OTC- Nikkei 225
Index Value 9,617.63
Expires 12/13/2013
Counterparty: JPM	83	147,032
OTC- Nikkei 225
Index Value 9,685.15
Expires 03/14/2014
Counterparty: BNP	90	162,934
OTC- Nikkei 225
Index Value 11,000.00
Expires 12/13/2013
Counterparty: JPM	44	39,070
OTC- Nikkei 225
Index Value 11,000.00
Expires 12/13/2013
Counterparty: JPM	12	10,655
OTC- Nikkei 225
Index Value 11,000.00
Expires 12/13/2013
Counterparty: JPM	4	3,515
OTC- Novagold Resources, Inc.
Strike Price $12.00
Expires 01/17/2014
Counterparty: DUB	13,172	57
OTC- Pan American Silver Corp.
Strike Price $50.00
Expires 01/17/2014
Counterparty: DUB	24,034	1,175
OTC- priceline.com, Inc.
Strike Price $1,000.00
Expires 01/17/2014
Counterparty: GSC	3,889	35,234

	Notional Amount	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC- QUALCOMM, Inc.
Strike Price $95.00
Expires 01/17/2014
Counterparty: GSC	$38,887	$10,748
OTC- Randgold Resources, Ltd.
Strike Price $165.00
Expires 01/17/2014
Counterparty: DUB	3,244	2,008
OTC- Royal Gold, Inc.
Strike Price $125.00
Expires 01/17/2014
Counterparty: DUB	3,197	1,586
OTC- Safeway, Inc.
Strike Price $25.00
Expires 01/17/2014
Counterparty: GSC	23,332	10,060
OTC- Seabridge Gold, Inc.
Strike Price $30.00
Expires 01/17/2014
Counterparty: DUB	2,105	232
OTC- Silver Standard Resources, Inc.
Strike Price $30.00
Expires 01/17/2014
Counterparty: DUB	5,883	583
OTC- Silver Wheaton Corp.
Strike Price $55.00
Expires 01/17/2014
Counterparty: DUB	24,136	15,197
OTC- Silvercorp Metals, Inc.
Strike Price $15.00
Expires 01/17/2014
Counterparty: DUB	13,725	433
OTC- Staples, Inc.
Strike Price $20.00
Expires 01/17/2014
Counterparty: GSC	85,551	8,611
OTC- Starwood Hotels & Resorts Worldwide, Inc.
Strike Price $85.00
Expires 01/17/2014
Counterparty: GSC	5,833	3,737
OTC- Stillwater Mining Co.
Strike Price $25.00
Expires 01/17/2014
Counterparty: DUB	15,393	770
OTC- Taiwan TAIEX Index
Index Value 7,057.00
Expires 12/18/2013
Counterparty: JPM	50	36,876
OTC- Taiwan TAIEX Index
Index Value 7,249.48
Expires 12/18/2013
Counterparty: CITI	75	45,058
OTC- Taiwan TAIEX Index
Index Value 8,807.55
Expires 09/18/2013
Counterparty: CSFB	777	1,518
OTC- Talisman Mining Ltd.
Strike Price $13.00
Expires 04/19/2013
Counterparty: CBK	30,992	18,272
OTC- United Technologies Corp.
Strike Price $120.00
Expires 01/17/2014
Counterparty: GSC	14,777	714

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Notional Amount	Value
PURCHASED OPTIONS (continued)
Call Options (continued)
OTC- UnitedHealth Group, Inc.
Strike Price $85.00
Expires 01/17/2014
Counterparty: GSC	$19,443	$950
OTC- Visa, Inc.
Strike Price $190.00
Expires 01/17/2014
Counterparty: GSC	8,944	22,558
OTC- Western Union Co.
Strike Price $25.00
Expires 01/17/2014
Counterparty: GSC	13,610	3
OTC- Yahoo!, Inc.
Strike Price $25.00
Expires 01/17/2014
Counterparty: GSC	68,052	38,695
OTC- Yama Gold, Inc.
Strike Price $30.00
Expires 01/17/2014
Counterparty: DUB	57,770	8,756
OTC- Yum! Brands, Inc.
Strike Price $100.00
Expires 01/17/2014
Counterparty: GSC	13,610	1,484
Taiwan TAIEX Index
Index Value 8,646.11
Expires 12/18/2013	2,631	9,610
Put Options - 0.1%
OTC- EUR vs. USD (H)
Exercise Price EUR1.20
Expires 06/03/2013
Counterparty: CSFB	EUR 2,952,000	681
OTC- Korea Composite Stock Price Index
Index Value 243.53
Expires 12/12/2013
Counterparty: CITI	$2,800,000	15,590
OTC- Russell 2000 Index
Index Value 782.61
Expires 02/15/2013
Counterparty: BNP	613	14
OTC- S&P 500 Index
Index Value 1,372.24
Expires 02/15/2013
Counterparty: DUB	557	284
OTC- S&P 500 Index
Index Value 1,470.00
Expires 05/17/2013
Counterparty: DUB	522	18,858
OTC- S&P 500 Index
Index Value 1,470.00
Expires 05/17/2013
Counterparty: DUB	523	18,771
OTC- S&P 500 Index
Index Value 1,475.00
Expires 03/15/2013
Counterparty: CSFB	1,097	20,953
OTC- S&P 500 Index
Index Value 1,475.00
Expires 03/15/2013
Counterparty: GSC	805	15,295
OTC- S&P 500 Index
Index Value 1,480.00
Expires 03/15/2013
Counterparty: JPM	804	16,199

	Notional Amount	Value
PURCHASED OPTIONS (continued)
Put Options (continued)
OTC- S&P 500 Index
Index Value 1,480.00
Expires 03/15/2013
Counterparty: BOA	$538	$10,652
S&P 500 Index
Index Value 1,440.00
Expires 03/16/2013	1,400	15,750

Total Purchased Options (cost $2,826,039)		2,199,867

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (L)	50,501,983	50,501,983

Total Securities Lending Collateral (cost $50,501,983)		50,501,983

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (L), dated 01/31/2013, to be repurchased at $931,677 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $954,900.	$931,676	931,676

Total Repurchase Agreement (cost $931,676)		931,676

Total Investment Securities (cost $341,226,231) (O)		373,713,418
Other Assets and Liabilities - Net		(48,402,972)

Net Assets		$325,310,446

	Notional Amount	Value
WRITTEN OPTIONS - (0.2%) (P) (Q)
Call Options - (0.1%)
Adobe Systems, Inc.
Strike Price $39.00
Expires 02/16/2013	$1,600	$(192)
Applied Materials, Inc.
Strike Price $12.00
Expires 04/20/2013	26,400	(28,512)
Electronic Arts, Inc.
Strike Price $17.00
Expires 03/16/2013	10,400	(2,600)
Freescale Semiconductor, Ltd.
Strike Price $13.00
Expires 03/16/2013	6,800	(12,240)
Kraft Foods Group, Inc.
Strike Price $47.50
Expires 03/16/2013	3,200	(1,280)
Kraft Foods Group, Inc.
Strike Price $47.50
Expires 06/22/2013	5,800	(6,090)
Marathon Petroleum Corp.
Strike Price $67.50
Expires 04/20/2013	7,700	(59,752)
Marathon Petroleum Corp.
Strike Price $77.50
Expires 07/20/2013	7,700	(33,110)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Notional Amount	Value
WRITTEN OPTIONS (continued)
Call Options (continued)
Oracle Corp.
Strike Price $35.00
Expires 06/22/2013	$14,300	$(28,886)
OTC- EUR vs. USD (H)
Exercise Price EUR1.40
Expires 06/03/2013
Counterparty: CSFB	EUR 2,952,000	(28,699)
OTC- Grupo Situr SA de CV
Strike Price $111.44
Expires 03/14/2014
Counterparty: GSC	$4,630	(56,764)
OTC- Nikkei 225
Index Value 11,000.00
Expires 12/13/2013
Counterparty: CBK	60	(50,655)
OTC- S&P 500 Index
Index Value 1,380.00
Expires 03/15/2013
Counterparty: BOA	538	(2,421)
OTC- Yahoo Japan Corp.
Strike Price JPY37,761.36
Expires 04/11/2013
Counterparty: GSC	JPY 248	(2,077)
OTC- Yahoo Japan Corp.
Strike Price JPY37,761.36
Expires 05/02/2013
Counterparty: GSC	248	(2,702)
Procter & Gamble Co.
Strike Price $72.50
Expires 07/20/2013	$20,800	(75,088)
PulteGroup, Inc.
Strike Price $19.00
Expires 04/20/2013	7,600	(18,544)
SM Investments Corp.
Strike Price $60.00
Expires 03/16/2013	3,900	(9,165)
Tiffany&Co.
Strike Price $65.00
Expires 05/18/2013	3,300	(12,705)
Put Options - (0.1%)
Occidental Petroleum Corp.
Strike Price $70.00
Expires 02/16/2013	7,600	(228)
OTC- Grupo Situr SA de CV
Strike Price $83.58
Expires 03/14/2014
Counterparty: GSC	4,630	(12,686)
OTC- Mead Johnson Nutrition Co.
Strike Price $60.00
Expires 01/17/2014
Counterparty: MSC	8,525	(16,711)
OTC- Nikkei 225
Index Value 8,286.96
Expires 12/13/2013
Counterparty: BOA	87	(7,860)
OTC- Nikkei 225
Index Value 8,305.01
Expires 12/13/2013
Counterparty: CITI	87	(8,806)
OTC- Nikkei 225
Index Value 8,592.09
Expires 12/13/2013
Counterparty: JPM	87	(10,328)

	Notional Amount	Value
WRITTEN OPTIONS (continued)
Put Options (continued)
OTC- Nikkei 225
Index Value 8,808.23
Expires 12/13/2013
Counterparty: JPM	$83	$(11,749)
OTC- Nikkei 225
Index Value 9,200.00
Expires 12/13/2013
Counterparty: GSC	87	(16,681)
OTC- Nikkei 225
Index Value 9,300.00
Expires 03/14/2014
Counterparty: BNP	90	(24,710)
OTC- Russell 2000 Index
Index Value 702.35
Expires 02/15/2013
Counterparty: BNP	613	—
OTC- S&P 500 Index
Index Value 1,149.60
Expires 12/20/2013
Counterparty: CITI	480	(8,369)
OTC- S&P 500 Index
Index Value 1,196.31
Expires 02/15/2013
Counterparty: DUB	557	(7)
OTC- S&P 500 Index
Index Value 1,370.00
Expires 05/17/2013
Counterparty: DUB	522	(7,476)
OTC- S&P 500 Index
Index Value 1,370.00
Expires 05/17/2013
Counterparty: DUB	523	(7,498)
OTC- S&P 500 Index
Index Value 1,375.00
Expires 03/15/2013
Counterparty: CSFB	1,097	(4,202)
OTC- S&P 500 Index
Index Value 1,380.00
Expires 03/15/2013
Counterparty: JPM	804	(3,216)
OTC- S&P 500 Index
Index Value 1,400.00
Expires 03/15/2013
Counterparty: GSC	805	(2,978)
OTC- Taiwan TAIEX index
Index Value 5,758.51
Expires 12/18/2013
Counterparty: JPM	50	(2,809)
OTC- Taiwan TAIEX Index
Index Value 6,524.53
Expires 12/18/2013
Counterparty: JPM	75	(10,783)
OTC- Wellco Energy Services Trust
Strike Price $40.00
Expires 03/15/2013
Counterparty: MSC	1,900	(415)

Total Written Options (premiums $(731,503))		(588,994)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (P) (Q)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.00%	09/28/2016	GSC	USD	$7,823,000	$(15,250)	$—	$(15,250)
3-Month USD-LIBOR	1.01	09/27/2016	DUB	USD	7,630,000	(13,828)	—	(13,828)
3-Month USD-LIBOR	1.19	09/17/2018	JPM	USD	792,000	(4,004)	—	(4,004)
3-Month USD-LIBOR	1.24	09/14/2018	DUB	USD	784,500	(1,723)	—	(1,723)
3-Month USD-LIBOR	1.28	06/22/2016	UBS	USD	2,054,832	4,483	—	4,483
3-Month USD-LIBOR	1.35	08/24/2016	DUB	USD	850,000	1,718	—	1,718
3-Month USD-LIBOR	1.55	09/28/2017	GSC	USD	3,912,000	(10,137)	—	(10,137)
3-Month USD-LIBOR	1.55	10/04/2017	JPM	USD	3,823,222	(10,179)	—	(10,179)

						$(48,920)	$—	$(48,920)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
3-Month USD-LIBOR	0.50%	09/17/2015	JPM	USD	$1,932,100	$2,967	$—	$2,967
3-Month USD-LIBOR	0.54	09/14/2015	DUB	USD	1,961,200	1,363	—	1,363

						$4,330	$—	$4,330

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (R)

Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
SGX Nikkei Stock Average Dividend Point Index Futures	1.00%	03/31/2014	CITI	$100,000	$51,539	$—	$51,539

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
DAX Index	Short	(4)	03/15/2013	$(25,266)
FTSE 100 Index	Short	(2)	03/15/2013	(11,060)
MSCI Taiwan Index	Short	(7)	02/26/2013	(2,685)
NIKKEI 225 Index	Long	12	03/07/2013	59,494
S&P 500 E-Mini Index	Short	(48)	03/15/2013	(141,692)

				$(121,209)

FORWARD FOREIGN CURRENCY CONTRACTS: (P) (Q)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
BRL	DUB	1,672,880	02/04/2013	$840,664	$(931)
BRL	DUB	(1,672,880)	02/04/2013	(811,290)	(28,443)
BRL	DUB	(1,672,880)	03/05/2013	(838,074)	1,101
EUR	DUB	1,315,815	02/01/2013	1,772,442	15,027
EUR	DUB	(1,315,815)	02/01/2013	(1,720,560)	(66,909)
EUR	DUB	599,610	03/14/2013	814,000	347
EUR	UBS	479,470	03/14/2013	651,000	181
EUR	BCLY	599,479	03/15/2013	814,000	174
EUR	CSFB	599,504	03/15/2013	814,000	207
GBP	JPM	(679,150)	02/14/2013	(1,089,492)	12,440
GBP	DUB	(840,800)	02/15/2013	(1,348,559)	15,155
GBP	JPM	(261,000)	02/21/2013	(419,458)	5,558
GBP	DUB	(254,100)	03/01/2013	(406,594)	3,657

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (P) (Q)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	GSC	(382,700)	03/01/2013	$(612,067)	$5,204
JPY	BCLY	(1,447,950)	02/01/2013	(16,622)	761
JPY	BCLY	(1,696,350)	02/01/2013	(19,245)	663
JPY	DUB	(2,128,500)	02/01/2013	(24,134)	818
JPY	DUB	(2,373,000)	02/01/2013	(26,735)	740
JPY	UBS	(102,760,550)	02/07/2013	(1,150,000)	26,211
JPY	DUB	(139,596,864)	02/08/2013	(1,570,000)	43,360
JPY	UBS	(102,688,445)	02/08/2013	(1,150,000)	26,993
JPY	GSC	(70,822,400)	02/14/2013	(800,000)	25,454
JPY	JPM	(70,973,600)	02/14/2013	(800,000)	23,800
JPY	BCLY	(70,758,400)	02/15/2013	(800,000)	26,149
JPY	UBS	(60,000,000)	02/20/2013	(762,912)	106,701
JPY	CSFB	(71,489,600)	02/21/2013	(800,000)	18,124
JPY	MSC	(35,771,600)	02/22/2013	(400,000)	8,766
JPY	MSC	(35,764,000)	02/22/2013	(400,000)	8,850
JPY	BNP	(73,558,648)	02/28/2013	(809,000)	4,451
JPY	CSFB	(73,689,750)	02/28/2013	(810,000)	4,017
JPY	DUB	(60,000,000)	03/11/2013	(751,786)	95,482
JPY	DUB	(40,000,000)	03/11/2013	(485,437)	47,901
JPY	BCLY	(70,000,000)	06/20/2013	(786,300)	19,934
MXN	CSFB	(12,957,500)	03/21/2013	(969,075)	(44,891)
MXN	DUB	(13,358,600)	04/04/2013	(1,033,228)	(10,731)
SGD	UBS	(1,129,000)	02/07/2013	(909,970)	(2,234)
TRY	BCLY	(357,441)	02/20/2013	(196,753)	(6,002)
TRY	CSFB	(275,172)	05/15/2013	(149,469)	(4,987)
TRY	CSFB	(544,449)	05/15/2013	(296,476)	(9,127)

					$373,971

FORWARD FOREIGN CROSS CURRENCY CONTRACTS: (P) (Q)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	DUB	600,000	02/01/2013	$785,250	$29,820
JPY	DUB	(65,459,400)	02/01/2013	(785,250)	68,201
EUR	BCLY	600,000	02/01/2013	786,540	28,530
JPY	BCLY	(65,648,700)	02/01/2013	(786,540)	67,417
JPY	BCLY	34,272,300	02/01/2013	396,372	(20,950)
EUR	BCLY	(300,000)	02/01/2013	(396,372)	(11,163)
JPY	BCLY	34,520,700	02/01/2013	392,102	(13,959)
EUR	BCLY	(300,000)	02/01/2013	(392,102)	(15,433)
JPY	DUB	34,858,200	02/01/2013	396,815	(14,974)
EUR	DUB	(300,000)	02/01/2013	(396,815)	(10,720)
JPY	DUB	35,102,700	02/01/2013	397,990	(13,471)
EUR	DUB	(300,000)	02/01/2013	(397,990)	(9,545)

					$83,753

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of January 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BCLY	$76,121	$—	$76,121
BNP	142,689	—	142,689
BOA	154,885	—	154,885
CBK	131,481	—	131,481
CITI	95,012	90,381	185,393
CSFB	(46,406)	—	(46,406)
DUB	234,699	(100,000)	134,699
GSC	852,823	(800,000)	52,823
JPM	417,444	—	417,444
MSC	490	—	490
UBS	162,335	5,173,437	5,335,772

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY :	Percentage of Total Investment Securities	Value
Foreign Government Obligations	7.5%	$27,924,656
Oil, Gas & Consumable Fuels	6.0	22,285,731
U.S. Government Obligations	5.0	18,553,738
Commercial Banks	4.7	17,617,127
Capital Markets	3.3	12,416,519
Pharmaceuticals	3.2	12,093,108
Chemicals	2.7	10,184,055
Health Care Providers & Services	2.4	8,828,257
Diversified Financial Services	2.3	8,598,486
Insurance	2.2	8,424,498
Diversified Telecommunication Services	2.1	8,034,156
Automobiles	2.0	7,363,550
Metals & Mining	1.9	7,131,266
Software	1.9	6,941,955
Food Products	1.6	6,128,403
Media	1.4	5,438,410
Industrial Conglomerates	1.3	4,697,259
Semiconductors & Semiconductor Equipment	1.2	4,574,042
Real Estate Management & Development	1.1	4,317,886
Wireless Telecommunication Services	1.1	4,211,852
Aerospace & Defense	1.1	4,091,275
IT Services	1.0	3,629,425
Computers & Peripherals	0.9	3,485,519
Electric Utilities	0.9	3,233,298
Beverages	0.9	3,226,151
Health Care Equipment & Supplies	0.8	3,117,044
Energy Equipment & Services	0.8	3,115,375
Machinery	0.8	3,049,406
Household Products	0.7	2,632,320
Road & Rail	0.7	2,612,629
Biotechnology	0.7	2,494,443
Auto Components	0.7	2,478,956
Communications Equipment	0.6	2,386,712
Real Estate Investment Trusts	0.6	2,362,942
Food & Staples Retailing	0.6	2,295,727
Purchased Options	0.6	2,199,867
Electronic Equipment & Instruments	0.6	2,131,160
Internet Software & Services	0.6	2,081,546
Trading Companies & Distributors	0.5	1,846,678
Consumer Finance	0.5	1,750,127
Life Sciences Tools & Services	0.5	1,722,566
Multi-Utilities	0.4	1,495,271
Electrical Equipment	0.4	1,340,519
Household Durables	0.3	1,290,001
Hotels, Restaurants & Leisure	0.3	1,106,353
Specialty Retail	0.3	1,021,182
Construction & Engineering	0.3	1,019,061
Independent Power Producers & Energy Traders	0.2	736,346
Paper & Forest Products	0.2	624,355
U.S. Government Agency Obligation	0.2	598,941
Multiline Retail	0.1	537,490
Gas Utilities	0.1	529,624
Personal Products	0.1	493,280
Textiles, Apparel & Luxury Goods	0.1	479,358
Airlines	0.1	469,864
Air Freight & Logistics	0.1	444,024
Office Electronics	0.1	414,125
Mortgage-Backed Securities	0.1	358,683
Leisure Equipment & Products	0.1	352,254
Building Products	0.1	351,870
Transportation Infrastructure	0.1	339,350
Internet & Catalog Retail	0.1	328,162

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
Water Utilities	0.1		$322,777
Commercial Services & Supplies	0.1		285,668
Diversified Consumer Services	0.1		247,890
Tobacco	0.1		243,512
Construction Materials	0.1		234,260
Marine	0.0	(F)	183,675
Containers & Packaging	0.0	(F)	145,685

Investment Securities, at Value	74.3		277,701,700
Short-Term Investments	25.7		96,011,718

Total Investments	100.0%		$373,713,418

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $49,308,798. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $469,619.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open options, swap and/or forward foreign currency contracts. Total value of securities segregated for open options, swap and/or forward foreign currency contracts is $90,381.
(D)	Floating or variable rate note. Rate is listed as of January 31, 2013.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Percentage rounds to less than 0.1%.
(G)	Illiquid. Total aggregate market value of illiquid securities is $6,836,699, or 2.10% of the fund’s net assets.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,536,668, or 0.47% of the fund’s net assets, and total aggregate market value of fair valued derivatives is $(28,699), or (0.01)% of the fund’s net assets.
(I)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
(J)	Restricted security. At January 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Delta Topco Limited	05/02/2012	$544,008	$544,312	0.17%
Common Stocks	Delta Topco Limited	05/02/2012	398,617	365,956	0.11

			$942,625	$910,268	0.28%

(K)	In default.
(L)	Rate shown reflects the yield at January 31, 2013.
(M)	Non-income producing security.
(N)	All or a portion of this security has been as collateral for open options transactions. Total value of securities segregated as collateral for open options transactions is $4,614,837.
(O)	Aggregate cost for federal income tax purposes is $341,226,231. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $43,998,625 and $11,511,438, respectively. Net unrealized appreciation for tax purposes is $32,487,187.
(P)	Cash in the amount of $558,600 has been segregated by the custodian with the broker as collateral for open options, swap and/or forward foreign currency contracts.
(Q)	Cash in the amount of $900,000 has been segregated by the broker with the custodian as collateral for open options, swap and/or forward foreign currency contracts.
(R)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $8,966,372 or 2.76% of the fund’s net assets.
ADR	American Depositary Receipt
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CBK	Citibank N.A.
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

DEFINITIONS (continued):

JPM	JPMorgan Chase Bank
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
OTC	Over the Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY: (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
U.S. Government Obligations	$—	$18,553,738	$—	$18,553,738
U.S. Government Agency Obligation	—	598,941	—	598,941
Foreign Government Obligations	—	27,924,656	—	27,924,656
Mortgage-Backed Security	—	358,683	—	358,683
Preferred Corporate Debt Securities	—	301,697	—	301,697
Corporate Debt Securities	—	12,273,867	544,312	12,818,179
Convertible Bonds	—	10,926,435	—	10,926,435
Loan Assignments	—	1,032,338	—	1,032,338
Short-Term U.S. Government Obligations	—	38,778,477	—	38,778,477
Short-Term Foreign Government Obligations	—	5,799,582	—	5,799,582
Convertible Preferred Stocks	1,761,028	—	—	1,761,028
Preferred Stocks	2,473,805	1,014,768	—	3,488,573
Common Stocks	123,080,486	66,186,789	394,419	189,661,694
Warrants	—	32,383	—	32,383
Investment Companies	8,043,488	—	—	8,043,488
Purchased Options	132,755	2,067,112	—	2,199,867
Securities Lending Collateral	50,501,983	—	—	50,501,983
Repurchase Agreement	—	931,676	—	931,676

Total Investment Securities	$185,993,545	$186,781,142	$938,731	$373,713,418

Other Financial Instruments in Assets
Forward Foreign Cross Currency Contracts (S)	$—	$193,968	$—	$193,968
Forward Foreign Currency Contracts (S)	—	548,226	—	548,226
Futures Contracts (S)	59,494	—	—	59,494
Interest Rate Swap Agreements (S)	—	10,531	—	10,531
Total Return Swap Agreements (S)	—	51,539	—	51,539

Total Other Financial Instruments in Assets	$59,494	$804,264	$—	$863,758

Other Financial Instruments in Liabilities
Forward Foreign Cross Currency Contracts (S)	$—	$(110,215)	$—	$(110,215)
Forward Foreign Currency Contracts (S)	—	(174,255)	—	(174,255)
Futures Contracts (S)	(180,703)	—	—	(180,703)
Interest Rate Swap Agreements (S)	—	(55,121)	—	(55,121)
Written Options	(288,392)	(300,602)	—	(588,994)

Total Other Financial Instruments in Liabilities	$(469,095)	$(640,193)	$—	$(1,109,288)

(S)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(T)	Transfers between levels are considered to have occurred at the end of the reporting period. As of period ended January 31, 2013, securities with fair market value of $212,397 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31,2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (U)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (V)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 (U)
Common Stocks	$357,991	$—	$—	$—	$—	$36,428	$—	$—	$394,419	$36,428
Corporate Debt Securities	532,979	37,521	—	(2)	—	(26,186)	—	—	544,312	(26,186)

Total	$890,970	$37,521	$—	$(2)	$—	$10,242	$—	$—	$938,731	$10,242

(U)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(V)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Macro

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 89.7%
U.S. Treasury Bill
0.08%, 06/20/2013 (A) (B) (C)	$27,500,000	$27,489,382
0.08%, 05/30/2013 (A) (B) (C) (D) (E)	41,500,000	41,483,677
0.09%, 06/27/2013 (A) (B)	7,000,000	6,997,587

Total Short-Term U.S. Government Obligations (cost $75,970,646)		75,970,646

	Notional Amount	Value
PURCHASED OPTIONS - 1.3%
Call Options - 0.5%
S&P 500 Index
Index Value 1,420.00
Expires 03/16/2013	200	17,380
S&P 500 Index
Index Value 1,440.00
Expires 02/16/2013	3,600	237,960
S&P 500 Index
Index Value 1,475.00
Expires 03/16/2013	1,300	50,245
S&P 500 Index
Index Value 1,480.00
Expires 03/16/2013	1,500	51,000
S&P 500 Index
Index Value 1,500.00
Expires 03/16/2013	1,000	22,700
S&P 500 Index
Index Value 1,505.00
Expires 03/16/2013	1,800	35,910
S&P 500 Index
Index Value 1,520.00
Expires 02/16/2013	5,500	25,300
S&P 500 Index
Index Value 1,570.00
Expires 02/16/2013	5,500	1,100
S&P 500 Index
Index Value 1,580.00
Expires 02/16/2013	5,500	825
Put Options - 0.8%
S&P 500 Index
Index Value 1,075.00
Expires 03/16/2013	13,600	2,040
S&P 500 Index
Index Value 1,125.00
Expires 03/16/2013	9,100	2,275
S&P 500 Index
Index Value 1,200.00
Expires 02/16/2013	25,500	1,275
S&P 500 Index
Index Value 1,220.00
Expires 02/16/2013	61,800	6,180
S&P 500 Index
Index Value 1,230.00
Expires 02/16/2013	14,600	1,460
S&P 500 Index
Index Value 1,240.00
Expires 02/16/2013	32,700	1,962
S&P 500 Index
Index Value 1,250.00
Expires 02/16/2013	45,500	4,550

	Notional Amount	Value
PURCHASED OPTIONS (continued)
Put Options (continued)
S&P 500 Index
Index Value 1,250.00
Expires 03/16/2013	$36,400	$38,220
S&P 500 Index
Index Value 1,260.00
Expires 02/16/2013	5,500	825
S&P 500 Index
Index Value 1,270.00
Expires 02/16/2013	33,600	5,040
S&P 500 Index
Index Value 1,270.00
Expires 03/16/2013	18,200	25,480
S&P 500 Index
Index Value 1,280.00
Expires 02/16/2013	21,900	4,380
S&P 500 Index
Index Value 1,280.00
Expires 04/20/2013	27,300	103,740
S&P 500 Index
Index Value 1,300.00
Expires 02/16/2013	38,200	9,550
S&P 500 Index
Index Value 1,300.00
Expires 04/20/2013	54,600	245,700
S&P 500 Index
Index Value 1,440.00
Expires 03/16/2013	5,500	61,875
S&P 500 Index
Index Value 1,470.00
Expires 02/16/2013	9,000	56,250
S&P 500 Index
Index Value 1,495.00
Expires 03/16/2013	1,400	35,000
S&P 500 Index
Index Value 1,505.00
Expires 03/16/2013	1,800	52,920

Total Purchased Options (cost $1,122,002)		1,101,142

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (A)	21,500,580	21,500,580

Total Securities Lending Collateral (cost $21,500,580)		21,500,580

	Principal	Value
REPURCHASE AGREEMENT - 10.0%
State Street Bank & Trust Co. 0.03% (A), dated 01/31/2013, to be repurchased at $8,443,307 on 02/01/2013. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 12/01/2027 - 12/15/2027, and with a total value of $8,615,161.	$8,443,300	8,443,300

Total Repurchase Agreement (cost $8,443,300)		8,443,300

Total Investment Securities (cost $107,036,528) (F)		107,015,668
Other Assets and Liabilities - Net		(22,382,969)

Net Assets		$84,632,699

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Macro

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Notional Amount	Value
WRITTEN OPTIONS - (1.0%)
Call Options - (0.1%)
S&P 500 Index
Index Value 1,495.00
Expires 03/16/2013	$1,400	$(35,000)
S&P 500 Index
Index Value 1,525.00
Expires 02/16/2013	8,200	(24,600)
S&P 500 Index
Index Value 1,530.00
Expires 02/16/2013	7,300	(14,600)
S&P 500 Index
Index Value 1,540.00
Expires 02/16/2013	29,000	(30,450)
S&P 500 Index
Index Value 1,550.00
Expires 02/16/2013	18,100	(8,145)
Put Options - (0.9%)
S&P 500 Index
Index Value 1,200.00
Expires 03/16/2013	9,100	(5,915)
S&P 500 Index
Index Value 1,320.00
Expires 02/16/2013	14,600	(5,110)
S&P 500 Index
Index Value 1,330.00
Expires 02/16/2013	14,500	(4,930)
S&P 500 Index
Index Value 1,340.00
Expires 02/16/2013	25,500	(12,750)
S&P 500 Index
Index Value 1,350.00
Expires 02/16/2013	27,300	(13,650)
S&P 500 Index
Index Value 1,350.00
Expires 03/16/2013	18,100	(56,110)
S&P 500 Index
Index Value 1,360.00
Expires 02/16/2013	16,500	(11,550)
S&P 500 Index
Index Value 1,370.00
Expires 02/16/2013	20,100	(13,065)
S&P 500 Index
Index Value 1,370.00
Expires 03/16/2013	9,000	(37,620)
S&P 500 Index
Index Value 1,390.00
Expires 02/16/2013	9,000	(9,000)
S&P 500 Index
Index Value 1,400.00
Expires 02/16/2013	27,400	(30,140)
S&P 500 Index
Index Value 1,400.00
Expires 04/20/2013	9,100	(118,300)

	Notional Amount	Value
WRITTEN OPTIONS (continued)
Put Options (continued)
S&P 500 Index
Index Value 1,410.00
Expires 02/16/2013	$32,700	$(42,510)
S&P 500 Index
Index Value 1,410.00
Expires 04/20/2013	18,200	(263,900)
S&P 500 Index
Index Value 1,420.00
Expires 02/16/2013	14,600	(23,944)
S&P 500 Index
Index Value 1,420.00
Expires 03/16/2013	200	(1,650)
S&P 500 Index
Index Value 1,430.00
Expires 02/16/2013	5,500	(11,825)
S&P 500 Index
Index Value 1,440.00
Expires 02/16/2013	3,600	(10,800)
S&P 500 Index
Index Value 1,475.00
Expires 03/16/2013	1,300	(24,440)
S&P 500 Index
Index Value 1,480.00
Expires 03/16/2013	1,500	(30,450)
S&P 500 Index
Index Value 1,500.00
Expires 03/16/2013	1,000	(26,000)

Total Written Options (premiums $(1,176,110))		(866,454)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Macro

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Short	(39)	03/15/2013	$101,193
10-Year Government of Canada Bond	Short	(69)	03/20/2013	134,209
10-Year JGB Mini	Short	(206)	03/08/2013	12,434
10-Year U.S. Treasury Note	Long	166	03/19/2013	(325,516)
AEX Index	Long	43	02/15/2013	68,143
ASX SPI 200 Index	Short	(15)	03/21/2013	(91,659)
CAC 40 Index	Short	(169)	02/15/2013	(66,039)
DAX Index	Long	14	03/15/2013	85,223
FTSE 100 Index	Long	10	03/15/2013	57,159
FTSE MIB Index	Short	(66)	03/15/2013	(543,080)
German Euro Bund	Long	43	03/07/2013	(147,131)
Hang Seng Index Futures	Long	23	02/27/2013	16,090
IBEX 35 Index	Long	35	02/15/2013	(82,500)
S&P 500 E-Mini Index	Short	(86)	03/15/2013	(49,340)
S&P 500 E-Mini Index	Long	39	03/15/2013	113,212
S&P TSE 60 Index	Long	2	03/15/2013	10,075
TOPIX Index	Long	4	03/08/2013	1,940
U.K. Long Gilt Bond	Long	81	03/26/2013	(391,821)

				$(1,097,408)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	MSC	1,056,787	03/20/2013	$1,109,330	$(11,345)
AUD	MSC	(16,963,914)	03/20/2013	(17,594,547)	(30,706)
AUD	MSC	1,868,036	03/20/2013	1,957,239	(16,377)
AUD	MSC	1,327,207	03/20/2013	1,385,384	(6,436)
CAD	MSC	(814,241)	03/20/2013	(823,460)	7,960
CAD	MSC	(47,328)	03/20/2013	(47,602)	201
CAD	MSC	(11,334,578)	03/20/2013	(11,414,997)	62,899
CAD	MSC	1,126,822	03/20/2013	1,141,871	(13,307)
CAD	MSC	(1,220,050)	03/20/2013	(1,210,633)	(11,303)
EUR	MSC	(1,155,831)	03/20/2013	(1,525,634)	(44,185)
EUR	MSC	(1,192,947)	03/20/2013	(1,545,117)	(75,113)
EUR	MSC	(1,048,031)	03/20/2013	(1,371,742)	(51,667)
EUR	MSC	(1,194,799)	03/20/2013	(1,588,963)	(33,782)
EUR	MSC	1,242,401	03/20/2013	1,669,847	17,550
EUR	MSC	15,294,047	03/20/2013	20,021,208	750,773
EUR	MSC	1,259,992	03/20/2013	1,660,067	51,222
EUR	MSC	737,168	03/20/2013	962,071	39,132
EUR	MSC	782,209	03/20/2013	1,023,539	38,838
GBP	MSC	(866,281)	03/20/2013	(1,399,642)	26,087
GBP	MSC	5,853,588	03/20/2013	9,422,462	(141,149)
JPY	MSC	(118,393,875)	03/21/2013	(1,325,209)	30,074
JPY	MSC	(633,075,326)	03/21/2013	(7,686,264)	760,925
JPY	MSC	124,379,126	03/21/2013	1,482,677	(122,069)
JPY	MSC	72,613,802	03/21/2013	847,208	(52,871)
JPY	MSC	(113,265,329)	03/21/2013	(1,249,521)	10,489
JPY	MSC	125,400,557	03/21/2013	1,457,651	(85,869)
JPY	MSC	88,532,134	03/21/2013	1,016,769	(48,298)
NOK	MSC	(8,962,112)	03/20/2013	(1,600,139)	(37,170)
NOK	MSC	2,231,880	03/20/2013	400,502	7,245
NOK	MSC	6,805,040	03/20/2013	1,211,574	31,655
NOK	MSC	(11,877,114)	03/20/2013	(2,112,445)	(57,413)
NOK	MSC	40,080,911	03/20/2013	7,105,411	217,065
NZD	MSC	(2,080,949)	03/20/2013	(1,727,885)	(12,814)
NZD	MSC	(1,043,285)	03/20/2013	(869,496)	(3,205)
NZD	MSC	(10,571,007)	03/20/2013	(8,697,930)	(144,639)
NZD	MSC	1,704,333	03/20/2013	1,394,357	31,304
SEK	MSC	8,969,295	03/20/2013	1,379,870	29,392
SEK	MSC	(19,116,988)	03/20/2013	(2,892,219)	(111,456)
SEK	MSC	(4,243,913)	03/20/2013	(639,597)	(27,209)
SEK	MSC	(9,302,135)	03/20/2013	(1,428,500)	(33,058)
SGD	MSC	(9,301,174)	03/20/2013	(7,633,236)	118,390
SGD	MSC	1,601,182	03/20/2013	1,293,958	(289)
SGD	MSC	1,986,745	03/20/2013	1,615,827	(10,645)

					$1,048,826

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Macro

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of January 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
MSC	$1,048,826	$6,903,028	$7,951,854

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2013.
(B)	All or a portion of this security has been segregated by the custodian as collateral for open options transactions. Total value of securities segregated as collateral for open options transactions is $40,487,436.
(C)	All or a portion of this security has been segregated by the custodian as collateral for open forward foreign currency contracts. Total value of securities segregated for open forward foreign currency contracts is $6,903,028.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $21,073,132. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $6,998,166.
(F)	Aggregate cost for federal income tax purposes is $107,036,528. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $217,906 and $238,766, respectively. Net unrealized depreciation for tax purposes is $20,860.

DEFINITIONS:

MSC	Morgan Stanley
OTC	Over the Counter

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Macro

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Short-Term U.S. Government Obligations	$—	$75,970,646	$—	$75,970,646
Purchased Options	1,101,142	—	—	1,101,142
Securities Lending Collateral	21,500,580	—	—	21,500,580
Repurchase Agreement	—	8,443,300	—	8,443,300

Total Investment Securities	$22,601,722	$84,413,946	$—	$107,015,668

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (H)	$—	$2,231,201	$—	$2,231,201
Futures Contracts (H)	599,678	—	—	599,678

Total Other Financial Instruments in Assets	$599,678	$2,231,201	$—	$2,830,879

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (H)	$—	$(1,182,375)	$—	$(1,182,375)
Futures Contracts (H)	(1,697,086)	—	—	(1,697,086)
Written Options	(866,454)	—	—	(866,454)

Total Other Financial Instruments in Liabilities	$(2,563,540)	$(1,182,375)	$—	$(3,745,915)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(H)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Australia - 10.1%
Dexus Property Group - REIT	2,343,591	$2,553,871
Federation Centres - REIT	584,827	1,420,968
Goodman Group - REIT	394,073	1,849,226
GPT Group - REIT	351,660	1,389,834
Investa Office Fund - REIT	335,900	1,061,338
Mirvac Group - REIT	911,051	1,510,570
Westfield Group - REIT	408,260	4,759,699
Westfield Retail Trust - REIT	1,104,979	3,698,792
Brazil - 0.1%
Sonae Sierra Brasil SA	10,900	167,221
Canada - 1.3%
Boardwalk Real Estate Investment Trust - REIT	15,500	1,020,228
Calloway Real Estate Investment Trust - REIT	10,100	299,638
RioCan Real Estate Investment Trust - REIT	36,800	991,762
France - 4.2%
Fonciere Des Regions - REIT	12,397	1,047,160
ICADE - REIT	4,764	420,456
Klepierre - REIT	39,480	1,557,254
Mercialys SA - REIT	5,200	115,758
Societe Immobiliere de Location pour l’Industrie et le Commerce - REIT	4,705	514,909
Unibail-Rodamco SE - REIT (A)	16,858	3,983,971
Germany - 0.6%
Deutsche Wohnen AG	17,111	329,448
GSW Immobilien AG	18,973	809,686
Hong Kong - 11.8%
Cheung Kong Holdings, Ltd.	272,090	4,459,169
China Overseas Land & Investment, Ltd. (A)	393,300	1,222,185
Hang Lung Group, Ltd. (A)	120,848	733,153
Hang Lung Properties, Ltd.	177,748	670,388
Kerry Properties, Ltd.	302,000	1,635,506
Link - REIT	537,300	2,785,086
Sino Land Co., Ltd.	1,093,528	2,044,531
Sun Hung Kai Properties, Ltd.	256,845	4,212,637
Swire Properties, Ltd.	332,000	1,213,632
Wharf Holdings, Ltd.	251,405	2,218,928
Japan - 13.5%
Advance Residence Investment Corp. - Class A REIT (A)	161	334,694
Daito Trust Construction Co., Ltd.	22,600	2,229,231
Daiwa House Industry Co., Ltd.	33,000	605,905
Japan Real Estate Investment Corp. - REIT	207	2,091,618
Japan Retail Fund Investment Corp. - Class A REIT (A)	784	1,484,923
Kenedix Realty Investment Corp. - Class A REIT	100	390,945
Mitsubishi Estate Co., Ltd.	299,536	7,252,148
Mitsui Fudosan Co., Ltd.	218,746	4,997,106
Nippon Accommodations Fund, Inc. - Class A REIT	69	527,432
Nippon Building Fund, Inc. - REIT	88	907,475
Sumitomo Realty & Development Co., Ltd.	65,800	2,003,970
Tokyo Tatemono Co., Ltd.	146,500	685,680
United Urban Investment Corp. - Class A REIT	592	723,128

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 0.2%
Eurocommercial Properties NV - REIT	8,338	$332,281
Singapore - 6.0%
Ascendas Real Estate Investment Trust - REIT	97,000	198,287
CapitaCommercial Trust - REIT (A)	1,507,000	2,027,354
CapitaLand, Ltd.	758,950	2,452,874
CapitaMall Trust - REIT	906,114	1,552,104
Frasers Centrepoint Trust - Class REIT	124,100	194,525
Global Logistic Properties, Ltd. - Class L	922,200	2,056,536
Hongkong Land Holdings, Ltd.	188,797	1,478,281
Keppel Land, Ltd. (A)	224,000	771,010
Sweden - 0.7%
Castellum AB	59,698	880,749
Hufvudstaden AB - Class A	26,180	338,685
Switzerland - 0.6%
PSP Swiss Property AG (B)	10,550	1,011,469
United Kingdom - 4.8%
British Land Co., PLC - REIT	60,938	543,160
Derwent London PLC - REIT	37,239	1,274,538
Great Portland Estates PLC - REIT	172,260	1,329,139
Hammerson PLC - REIT	279,667	2,154,331
Land Securities Group PLC - REIT	212,253	2,703,165
Safestore Holdings PLC	197,600	391,742
Segro PLC - REIT	62,000	244,060
United States - 44.0%
American Tower Corp. - Class A REIT	11,500	875,725
AvalonBay Communities, Inc. - REIT	29,325	3,806,092
Boston Properties, Inc. - REIT	42,700	4,495,456
BRE Properties, Inc. - REIT	33,700	1,714,656
DDR Corp. - REIT (A)	111,400	1,848,126
Douglas Emmett, Inc. - REIT	60,300	1,406,196
Duke Realty Corp. - REIT	96,200	1,482,442
Equity Residential - REIT	49,300	2,730,727
Essex Property Trust, Inc. - REIT	5,900	907,302
Federal Realty Investment Trust - REIT	9,000	952,650
General Growth Properties, Inc. - REIT	183,090	3,573,917
HCP, Inc. - REIT	64,000	2,968,960
Health Care REIT, Inc. - REIT	47,800	3,003,752
Highwoods Properties, Inc. - REIT (A)	30,900	1,112,400
Host Hotels & Resorts, Inc. - REIT (A)	269,577	4,526,198
Kilroy Realty Corp. - REIT (A)	44,000	2,195,600
Kimco Realty Corp. - REIT (A)	135,000	2,803,950
Liberty Property Trust - REIT	58,100	2,275,777
Macerich Co. - REIT (A)	65,607	3,918,050
Pebblebrook Hotel Trust - REIT (A)	22,900	570,439
Post Properties, Inc. - REIT	37,800	1,833,678
ProLogis, Inc. - REIT	98,513	3,930,669
Public Storage - REIT	21,700	3,340,281
Simon Property Group, Inc. - REIT	46,863	7,506,515
SL Green Realty Corp. - REIT	40,400	3,247,352
Starwood Hotels & Resorts Worldwide, Inc.	8,700	534,267
Tanger Factory Outlet Centers - REIT	35,100	1,243,242
Taubman Centers, Inc. - REIT	30,700	2,502,050
UDR, Inc. - REIT	117,283	2,801,891
Ventas, Inc. - REIT	40,435	2,680,436
Vornado Realty Trust - REIT	21,137	1,785,231
Weyerhaeuser Co. - REIT	14,400	433,728

Total Common Stocks (cost $129,956,054)		175,873,304

The notes are an integral part of this report. Transamerica Funds	January 31, 2012 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (C)	15,796,802	$15,796,802

Total Securities Lending Collateral (cost $15,796,802)		15,796,802

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $3,352,967 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $3,425,186.	$3,352,965	3,352,965

Total Repurchase Agreement (cost $3,352,965)		3,352,965

Total Investment Securities (cost $149,105,821) (D)		195,023,071
Other Assets and Liabilities - Net		(15,389,726)

Net Assets		$179,633,345

The notes are an integral part of this report. Transamerica Funds	January 31, 2012 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Investment Trusts	65.9%	$ 128,467,167
Real Estate Management & Development	24.0	46,871,870
Hotels, Restaurants & Leisure	0.3	534,267

Investment Securities, at Value	90.2	175,873,304
Short-Term Investments	9.8	19,149,767

Total Investments	100.0%	$ 195,023,071

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $15,218,509. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $149,105,821. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $46,438,623 and $521,373, respectively. Net unrealized appreciation for tax purposes is $45,917,250.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$82,964,885	$92,908,419	$—	$175,873,304
Securities Lending Collateral	15,796,802	—	—	15,796,802
Repurchase Agreement	—	3,352,965	—	3,352,965

Total Investment Securities	$98,761,687	$96,261,384	$—	$195,023,071

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 5.6%
Boeing Co.	132,579	$9,793,611
Precision Castparts Corp.	74,969	13,749,314
United Technologies Corp.	103,319	9,047,645
Biotechnology - 6.3%
Alexion Pharmaceuticals, Inc. (A)	87,661	8,239,257
Biogen Idec, Inc. (A)	63,847	9,965,240
Celgene Corp. (A)	29,575	2,926,742
Gilead Sciences, Inc. (A)	212,930	8,400,089
Vertex Pharmaceuticals, Inc. (A)	160,372	7,181,458
Capital Markets - 3.3%
Goldman Sachs Group, Inc.	65,153	9,633,523
Morgan Stanley	409,786	9,363,610
Chemicals - 2.2%
Monsanto Co.	125,341	12,703,310
Communications Equipment - 0.8%
QUALCOMM, Inc.	68,447	4,519,555
Computers & Peripherals - 6.9%
Apple, Inc.	63,052	28,708,206
EMC Corp. (A)	449,980	11,074,008
Electrical Equipment - 0.5%
Roper Industries, Inc.	26,127	3,068,616
Energy Equipment & Services - 1.4%
Schlumberger, Ltd.	102,241	7,979,910
Food & Staples Retailing - 3.6%
Costco Wholesale Corp.	114,604	11,728,574
Whole Foods Market, Inc.	96,393	9,277,826
Food Products - 1.1%
Mondelez International, Inc. - Class A	225,576	6,268,757
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	177,967	6,029,522
Intuitive Surgical, Inc. (A)	1,215	697,872
Health Care Providers & Services - 2.3%
Express Scripts Holding Co. (A)	147,778	7,894,301
UnitedHealth Group, Inc.	100,785	5,564,340
Hotels, Restaurants & Leisure - 4.2%
Chipotle Mexican Grill, Inc. - Class A (A) (B)	20,284	6,227,391
Dunkin’ Brands Group, Inc.	178,880	6,530,909
Starbucks Corp.	85,241	4,783,725
Yum! Brands, Inc.	108,801	7,065,537
Internet & Catalog Retail - 4.7%
Amazon.com, Inc. (A)	65,475	17,383,613
priceline.com, Inc. (A)	14,022	9,611,660
Internet Software & Services - 9.8%
Baidu, Inc. - ADR (A)	43,165	4,674,770
eBay, Inc. (A)	114,377	6,397,106
Facebook, Inc. - Class A (A)	219,411	6,795,159
Google, Inc. - Class A (A)	25,841	19,527,785
LinkedIn Corp. - Class A (A)	79,446	9,834,620
Rackspace Hosting, Inc. (A) (B)	76,668	5,776,934
Tencent Holdings, Ltd.	84,838	2,968,903
Youku Tudou, Inc. - ADR (A) (B)	36,586	832,697
IT Services - 7.8%
International Business Machines Corp.	45,996	9,340,408
Mastercard, Inc. - Class A	40,617	21,055,853
Teradata Corp. (A)	42,748	2,849,581
Visa, Inc. - Class A	75,753	11,962,156

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (A) (B)	90,637	$4,588,951
Media - 1.6%
Walt Disney Co.	174,264	9,389,344
Oil, Gas & Consumable Fuels - 2.1%
Concho Resources, Inc. (A)	71,188	6,493,769
EOG Resources, Inc.	47,049	5,880,184
Personal Products - 1.7%
Estee Lauder Cos., Inc. - Class A	161,657	9,849,761
Pharmaceuticals - 7.3%
Allergan, Inc.	109,073	11,453,756
Bristol-Myers Squibb Co.	135,023	4,879,731
Novo Nordisk A/S - ADR	65,610	12,095,203
Perrigo Co. (B)	42,276	4,249,161
Shire PLC - ADR	99,525	9,966,434
Real Estate Investment Trusts - 1.3%
American Tower Corp. - Class A	96,149	7,321,746
Road & Rail - 3.2%
Canadian Pacific Railway, Ltd.	36,178	4,179,645
Kansas City Southern	51,918	4,834,085
Union Pacific Corp.	72,342	9,510,079
Semiconductors & Semiconductor Equipment - 2.9%
ARM Holdings PLC - ADR	156,637	6,431,515
Avago Technologies, Ltd.	143,030	5,116,183
Broadcom Corp. - Class A	166,491	5,402,633
Software - 6.9%
Intuit, Inc.	110,443	6,889,434
Red Hat, Inc. (A)	158,175	8,788,203
Salesforce.com, Inc. (A) (B)	67,631	11,641,324
Splunk, Inc. (A) (B)	85,114	2,805,358
VMware, Inc. - Class A (A) (B)	105,591	8,075,600
Workday, Inc. - Class A (A) (B)	34,362	1,835,618
Specialty Retail - 4.1%
Inditex SA	85,114	11,926,604
TJX Cos., Inc.	257,118	11,616,591
Textiles, Apparel & Luxury Goods - 5.4%
Burberry Group PLC	144,134	3,102,055
Lululemon Athletica, Inc. (A) (B)	95,098	6,561,762
NIKE, Inc. - Class B	218,480	11,808,844
Ralph Lauren Corp.	57,969	9,650,679
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp. (A)	66,474	4,687,746

Total Common Stocks (cost $403,950,706)		578,466,091

SECURITIES LENDING COLLATERAL - 6.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (C)	34,834,576	34,834,576

Total Securities Lending Collateral (cost $34,834,576)		34,834,576

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $4,742,518 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, and with a value of $4,837,949.	$4,742,514	4,742,514

Total Repurchase Agreement (cost $4,742,514)		4,742,514

Total Investment Securities (cost $443,527,796) (D)		618,043,181
Other Assets and Liabilities - Net		(38,046,917)

Net Assets		$579,996,264

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $34,091,411. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $443,527,796. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $177,360,914 and $2,845,529, respectively. Net unrealized appreciation for tax purposes is $174,515,385.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$560,468,529	$17,997,562	$—	$578,466,091
Securities Lending Collateral	34,834,576	—	—	34,834,576
Repurchase Agreement	—	4,742,514	—	4,742,514

Total Investment Securities	$595,303,105	$22,740,076	$—	$618,043,181

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0% (A)
Better Place (B) (C) (D) (E)	666,891	$126,709
Internet Software & Services - 0.1%
Dropbox, Inc. (B) (C) (D) (E)	34,602	313,117

Total Convertible Preferred Stocks (cost $1,980,343)		439,826

PREFERRED STOCKS - 0.8%
Automobiles - 0.0% (A)
Better Place - Series C (B) (C) (D) (E)	581,653	110,514
Internet Software & Services - 0.0% (A)
Peixe Urbano, Inc. (B) (C) (D) (E)	50,890	242,237
Software - 0.8%
Palantir Technologies, Inc. - Series G (B) (C) (D) (E)	355,382	1,087,469
Workday, Inc. (B) (C) (D) (E)	70,664	3,586,198

Total Preferred Stocks (cost $6,340,522)		5,026,418

COMMON STOCKS - 93.8%
Automobiles - 0.6%
Tesla Motors, Inc. (E) (F)	99,537	3,733,633
Beverages - 1.5%
Monster Beverage Corp. (E)	188,348	9,021,869
Biotechnology - 0.7%
Ironwood Pharmaceuticals, Inc. (E) (F)	322,435	4,133,617
Capital Markets - 1.0%
Greenhill & Co., Inc. (F)	101,101	5,954,849
Chemicals - 2.8%
Intrepid Potash, Inc. (F)	293,650	6,842,045
Rockwood Holdings, Inc.	193,739	10,603,335
Commercial Services & Supplies - 6.5%
Covanta Holding Corp.	429,686	8,473,408
Edenred	722,134	23,149,940
Stericycle, Inc. (E) (F)	88,759	8,374,412
Communications Equipment - 3.7%
Motorola Solutions, Inc.	388,828	22,703,667
Construction Materials - 2.0%
Martin Marietta Materials, Inc. (F)	127,143	12,552,828
Diversified Consumer Services - 3.4%
New Oriental Education & Technology Group - ADR	461,789	7,882,738
Weight Watchers International, Inc. (F)	248,386	13,281,200
Diversified Financial Services - 6.1%
IntercontinentalExchange, Inc. (E)	64,003	8,880,416
McGraw-Hill Cos., Inc.	217,764	12,525,785
MSCI, Inc. (E)	477,436	16,108,691
Electric Utilities - 3.4%
Brookfield Infrastructure Partners, LP	569,796	21,276,183
Electrical Equipment - 2.8%
First Solar, Inc. (E) (F)	250,049	7,046,381
Sensata Technologies Holding NV (E)	302,744	10,214,582
Electronic Equipment & Instruments - 1.6%
Trimble Navigation, Ltd. (E)	153,561	9,597,562
Food Products - 4.0%
DE Master Blenders 1753 NV (E)	1,171,363	14,451,081
Mead Johnson Nutrition Co.	132,985	10,106,860

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.4%
Intuitive Surgical, Inc. (E)	26,321	$15,118,256
Health Care Providers & Services - 1.7%
Qualicorp SA (E)	1,018,360	10,534,670
Health Care Technology - 2.0%
athenahealth, Inc. (E)	142,710	12,340,134
Hotels, Restaurants & Leisure - 1.5%
Dunkin’ Brands Group, Inc.	259,749	9,483,436
Insurance - 3.4%
Arch Capital Group, Ltd. (E)	187,494	8,703,471
Progressive Corp.	540,901	12,164,864
Internet & Catalog Retail - 1.3%
Groupon, Inc. (E) (F)	1,415,236	7,783,798
Internet Software & Services - 10.6%
Akamai Technologies, Inc. (E)	227,550	9,263,561
Dropbox, Inc. (B) (C) (D) (E)	327,298	2,961,752
LinkedIn Corp. - Class A (E)	137,019	16,961,582
MercadoLibre, Inc. (F)	80,714	7,135,118
Qihoo 360 Technology Co., Ltd. - ADR (E) (F)	110,974	3,392,475
SINA Corp. (E)	56,167	3,085,253
Yandex NV - Class A (E)	570,665	13,815,800
Youku Tudou, Inc. - ADR (E)	390,612	8,890,329
IT Services - 2.5%
Gartner, Inc.	296,589	15,277,299
Life Sciences Tools & Services - 3.9%
Illumina, Inc. (E) (F)	364,659	18,462,685
Techne Corp.	75,245	5,393,562
Media - 0.4%
Aimia, Inc.	162,734	2,615,426
Multiline Retail - 1.5%
Dollar Tree, Inc. (E)	226,649	9,063,693
Oil, Gas & Consumable Fuels - 3.0%
Range Resources Corp.	199,595	13,406,796
Ultra Petroleum Corp. (E) (F)	280,571	5,112,004
Professional Services - 7.4%
IHS, Inc. - Class A (E)	127,572	13,127,159
Intertek Group PLC	307,338	15,154,450
Verisk Analytics, Inc. - Class A (E)	309,388	17,065,842
Software - 10.8%
Citrix Systems, Inc. (E)	113,827	8,327,583
Red Hat, Inc. (E)	149,843	8,325,277
Salesforce.com, Inc. (E)	98,483	16,951,879
ServiceNow, Inc. (E) (F)	55,745	1,545,252
Solera Holdings, Inc.	381,269	20,897,354
Splunk, Inc. (E)	95,494	3,147,482
Workday, Inc. - Class A (E)	71,712	3,830,855
Zynga, Inc. - Class A (E)	1,322,135	3,582,986
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	154,441	7,876,491

Total Common Stocks (cost $516,134,694)		577,713,656

SECURITIES LENDING COLLATERAL - 12.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (G)	78,380,974	78,380,974

Total Securities Lending Collateral (cost $78,380,974)		78,380,974

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 5.5%
State Street Bank & Trust Co. 0.03% (G), dated 01/31/2013, to be repurchased at $33,595,919 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, and with a value of $34,272,153.	$33,595,891	$33,595,891

Total Repurchase Agreement (cost $33,595,891)		33,595,891

Total Investment Securities (cost $636,432,424) (H)		695,156,765
Other Assets and Liabilities - Net		(79,454,779)

Net Assets		$615,701,986

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Illiquid. Total aggregate market value of illiquid securities is $8,427,996, or 1.37% of the fund’s net assets.
(C)	Restricted security. At January 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stocks	Better Place	01/25/2010	$1,667,226	$126,709	0.02%
Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	313,117	313,117	0.05
Preferred Stocks	Better Place - Series C	11/11/2011	2,640,705	110,514	0.02
Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	1,675,344	242,237	0.04
Preferred Stocks	Palantir Technologies, Inc. - Series G	07/19/2012	1,087,469	1,087,469	0.18
Preferred Stocks	Workday, Inc.	10/12/2011	937,004	3,586,198	0.58
Common Stocks	Dropbox, Inc.	05/01/2012	2,961,752	2,961,752	0.48

			$11,282,617	$8,427,996	1.37%

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $8,427,996, or 1.37% of the fund’s net assets.
(E)	Non-income producing security.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $76,400,537. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Rate shown reflects the yield at January 31, 2013.
(H)	Aggregate cost for federal income tax purposes is $636,432,424. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $116,965,390 and $58,241,049, respectively. Net unrealized appreciation for tax purposes is $58,724,341.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Convertible Preferred Stocks	$—	$—	$439,826	$439,826
Preferred Stocks	—	—	5,026,418	5,026,418
Common Stocks	521,996,433	52,755,471	2,961,752	577,713,656
Securities Lending Collateral	78,380,974	—	—	78,380,974
Repurchase Agreement	—	33,595,891	—	33,595,891

Total Investment Securities	$600,377,407	$86,351,362	$8,427,996	$695,156,765

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (J)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (K)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 (J)
Common Stocks	$2,961,752	$—	$—	$—	$—	$—	$—	$—	2,961,752	$—
Preferred Stocks	4,586,348	—	—	—	—	440,070	—	—	5,026,418	440,070
Convertible Preferred Stocks	379,806	—	—	—	—	60,020	—	—	439,826	60,020

Total	$7,927,906	$—	$—	$—	$—	$500,090	$—	$—	$8,427,996	$500,090

(J)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(K)	Total aggregate market value of Level 3 securities is 1.37% of the funds net assets. Quantitative information about significant unobservable inputs used in the fair value measurement are disclosed in the table on the following page.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at January 31, 2013	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Impact to Valuation from an Increase in input
Common Stock	$2,961,752	Market Comparable Companies	Enterprise Value / Revenue	7.5x	17.9x	15.8x	Increase
			Discount for Lack of Marketability	10.0%	10.0%	10.0%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	17%	19%	18%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
Preferred Stocks		Asset Approach	Net Tangible Assets	$0.24	$0.24	$0.24	Increase
		Discount for illiquidity	Illiquidity discount amortized over the lockup period	5.0%	5.0%	5.0%	Decrease
	$5,026,418	Market Comparable Companies	Enterprise Value / Revenue	2.4x	9.5x	5.5x	Increase
			Discount for Lack of Marketability	10.0%	15.0%	14.7%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	28.5%	22.3%	Decrease
			Perpetual Growth Rate	2.0%	6.5%	3.5%	Increase
Convertible Preferred Stocks		Asset Approach	Net Tangible Assets	$0.24	$0.24	$0.24	Increase
	$439,826	Market Comparable Companies	Enterprise Value / Revenue	3.0x	17.9x	4.3x	Increase
			Discount for Lack of Marketability	10.0%	15.0%	14.8%	Decrease
		Discounted Cash Flow	Weighted Average Cost of Capital	17%	26.0%	24.7%	Decrease
			Perpetual Growth Rate	2.5%	4.5%	4.0%	Increase

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.8%
Commercial Banks - 0.8%
Goldman Sachs Capital II
4.00%, 06/01/2043 (A)	$6,795,000	$5,537,925

Total Preferred Corporate Debt Security (cost $4,608,868)		5,537,925

CORPORATE DEBT SECURITIES - 91.8%
Aerospace & Defense - 1.3%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A	630,000	641,025
7.50%, 03/15/2018 - 144A	450,000	506,250
7.75%, 03/15/2020 - 144A	1,300,000	1,472,250
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	920,000	979,800
7.50%, 10/01/2017	1,945,000	2,066,562
Triumph Group, Inc.
8.63%, 07/15/2018 (B)	2,965,000	3,276,325
Airlines - 1.5%
Continental Airlines Pass-Through Trust
Series 2007-1, Class B
6.90%, 04/19/2022	3,177,552	3,407,925
Series 2012-2, Class B
5.50%, 10/29/2020	1,080,000	1,128,600
Series 2012-3, Class C
6.13%, 04/29/2018	1,340,000	1,333,300
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-1, Class B
6.38%, 01/02/2016	1,180,000	1,227,200
Series 2010-2, Class B
6.75%, 11/23/2015	1,325,000	1,378,000
U.S. Airways Pass-Through Trust
Series 2010-1, Class A
6.25%, 04/22/2023	1,806,327	1,968,896
Series 2012-2, Class B
6.75%, 06/03/2021	150,000	156,000
Automobiles - 1.2%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019 (B)	2,518,000	2,757,210
8.25%, 06/15/2021 (B)	820,000	910,200
General Motors Corp. (Escrow Shares)
7.20%, 01/15/2049 (C)	2,825,000	—
Jaguar Land Rover Automotive PLC
5.63%, 02/01/2023 - 144A (B)	2,500,000	2,550,000
7.75%, 05/15/2018 - 144A	650,000	713,375
8.13%, 05/15/2021 - 144A (B)	1,660,000	1,863,350
Beverages - 1.7%
Constellation Brands, Inc.
7.25%, 09/01/2016 - 05/15/2017	5,700,000	6,535,688
Cott Beverages, Inc.
8.13%, 09/01/2018	1,865,000	2,056,162
8.38%, 11/15/2017	3,370,000	3,648,025
Building Products - 2.3%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017 (B)	5,056,000	5,182,400
Euramax International, Inc.
9.50%, 04/01/2016	4,404,000	4,271,880
Ply Gem Industries, Inc.
8.25%, 02/15/2018 (B)	4,914,000	5,343,975
9.38%, 04/15/2017	1,330,000	1,443,050

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.1%
Jefferies Group, Inc.
5.13%, 01/20/2023 (B)	$835,000	$856,472
Chemicals - 1.8%
Hexion US Finance Corp.
6.63%, 04/15/2020 - 144A (B)	1,930,000	1,901,050
Huntsman International LLC
8.63%, 03/15/2020	1,600,000	1,808,000
8.63%, 03/15/2021 (B)	1,790,000	2,049,550
Momentive Performance Materials, Inc.
8.88%, 10/15/2020	3,850,000	3,965,500
NOVA Chemicals Corp.
8.63%, 11/01/2019	2,650,000	3,021,000
Commercial Banks - 0.7%
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,552,500
5.00%, 05/15/2017 (B)	450,000	480,375
5.25%, 03/15/2018	583,000	623,810
Royal Bank of Scotland Group PLC
6.13%, 12/15/2022	2,275,000	2,342,568
Commercial Services & Supplies - 2.7%
Ceridian Corp.
8.88%, 07/15/2019 - 144A	5,251,000	5,854,865
11.25%, 11/15/2015 (B)	2,756,000	2,790,450
12.25%, 11/15/2015 (D)	892,125	905,507
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018	2,744,000	2,881,200
HDTFS, Inc.
5.88%, 10/15/2020 - 144A	663,000	704,438
KAR Auction Services, Inc.
4.30%, 05/01/2014 (A)	1,925,000	1,927,425
United Rentals North America, Inc.
6.13%, 06/15/2023	700,000	749,000
7.38%, 05/15/2020	1,884,000	2,072,400
UR Merger Sub Corp.
8.25%, 02/01/2021	850,000	966,875
Computers & Peripherals - 0.5%
Seagate HDD Cayman
7.00%, 11/01/2021 (B)	3,051,000	3,348,473
Construction & Engineering - 0.8%
K. Hovnanian Enterprises, Inc.
7.25%, 10/15/2020 - 144A	1,240,000	1,364,000
7.50%, 05/15/2016	85,000	85,000
8.63%, 01/15/2017	1,146,000	1,164,623
9.13%, 11/15/2020 - 144A	2,811,000	3,099,127
Consumer Finance - 3.1%
Ally Financial, Inc.
4.63%, 06/26/2015	1,390,000	1,459,699
5.50%, 02/15/2017	3,928,000	4,222,906
6.75%, 12/01/2014	2,350,000	2,538,000
Springleaf Finance Corp., Series MTN
5.40%, 12/01/2015	1,040,000	1,021,800
6.50%, 09/15/2017	150,000	141,000
6.90%, 12/15/2017	13,465,000	12,828,779
Containers & Packaging - 2.1%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
4.88%, 11/15/2022 - 144A	405,000	402,975
7.00%, 11/15/2020 - 144A	770,000	775,775
Graphic Packaging International, Inc.
7.88%, 10/01/2018	3,150,000	3,457,125
9.50%, 06/15/2017	1,300,000	1,391,000
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A	3,110,000	3,257,725

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Sealed Air Corp.
6.50%, 12/01/2020 - 144A (B)	$626,000	$691,730
8.13%, 09/15/2019 - 144A	2,340,000	2,661,750
Tekni-Plex, Inc.
9.75%, 06/01/2019 - 144A	2,252,000	2,477,200
Diversified Consumer Services - 0.6%
Service Corp., International
6.75%, 04/01/2015 - 04/01/2016	860,000	949,625
7.00%, 06/15/2017 - 05/15/2019	2,800,000	3,138,500
Diversified Financial Services - 3.0%
Bank of America Corp.
Series K
8.00%, 01/30/2018 (A) (E)	2,951,000	3,326,338
Citigroup, Inc.
5.90%, 02/15/2023 (A) (B) (E)	2,797,000	2,854,199
5.95%, 01/30/2023 (A) (B) (E)	3,450,000	3,484,500
Ford Motor Credit Co., LLC
5.00%, 05/15/2018	950,000	1,041,479
General Motors Financial Co., Inc.
4.75%, 08/15/2017 - 144A	1,884,000	1,968,940
JPMorgan Chase & Co.
Series 1
7.90%, 04/30/2018 (A) (E)	2,780,000	3,198,112
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	985,000	997,312
9.50%, 10/15/2020 - 144A (B)	2,880,000	2,966,400
Rivers Pittsburgh Borrower, LP/Rivers Pittsburgh Finance Corp.
9.50%, 06/15/2019 - 144A	970,000	1,047,600
Diversified Telecommunication Services - 6.2%
Cincinnati Bell, Inc.
8.38%, 10/15/2020	2,944,000	3,201,600
Frontier Communications Corp.
9.00%, 08/15/2031	8,937,000	9,696,645
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	3,675,000	4,060,875
Intelsat Jackson Holdings SA
8.50%, 11/01/2019	1,320,000	1,465,200
Level 3 Communications, Inc.
8.88%, 06/01/2019 - 144A (B) (F)	300,000	326,250
Level 3 Financing, Inc.
8.13%, 07/01/2019	5,140,000	5,602,600
Sprint Capital Corp.
8.75%, 03/15/2032	4,768,000	5,626,240
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	2,130,000	2,241,825
11.75%, 07/15/2017 - 144A	500,000	537,500
Windstream Corp.
7.00%, 03/15/2019	4,679,000	4,772,580
7.50%, 04/01/2023	3,334,000	3,567,380
7.75%, 10/15/2020 (B)	2,441,000	2,654,587
Electric Utilities - 2.7%
Elwood Energy LLC
8.16%, 07/05/2026	4,376,418	4,562,416
Homer City Generation, LP
8.14%, 10/01/2019	1,385,556	1,503,328
8.73%, 10/01/2026	4,884,097	5,372,507
InterGen NV
9.00%, 06/30/2017 - 144A (B)	2,000,000	1,860,000
LSP Energy, LP Escrow
7.16%, 01/15/2014	7,150,000	286,000
8.16%, 07/15/2025	750,000	30,000
Red Oak Power LLC
Series B
9.20%, 11/30/2029	4,740,000	5,261,400

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electrical Equipment - 0.3%
Belden, Inc.
5.50%, 09/01/2022 - 144A	$2,000,000	$2,060,000
Electronic Equipment & Instruments - 0.7%
NXP BV / NXP Funding LLC
9.75%, 08/01/2018 - 144A	4,587,000	5,275,050
Energy Equipment & Services - 3.0%
Drill Rigs Holdings, Inc.
6.50%, 10/01/2017 - 144A	1,695,000	1,690,762
NuStar Logistics, LP
4.80%, 09/01/2020 (B)	2,449,000	2,372,599
8.15%, 04/15/2018	6,789,000	7,758,612
Regency Energy Partners, LP / Regency Energy Finance Corp.
6.88%, 12/01/2018	3,242,000	3,509,465
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015	5,655,000	5,937,750
Food & Staples Retailing - 1.5%
Rite Aid Corp.
7.50%, 03/01/2017	2,600,000	2,658,500
7.70%, 02/15/2027	2,355,000	2,207,812
10.25%, 10/15/2019	1,575,000	1,811,250
10.38%, 07/15/2016 (B)	3,400,000	3,595,500
Food Products - 0.4%
Harmony Foods Corp.
10.00%, 05/01/2016 - 144A	571,000	613,111
Post Holdings, Inc.
7.38%, 02/15/2022	1,920,000	2,131,200
Gas Utilities - 0.2%
Star Gas Partners, LP / Star Gas Finance Co.
8.88%, 12/01/2017 (B)	1,046,000	1,061,690
Health Care Equipment & Supplies - 1.6%
Accellent, Inc.
10.00%, 11/01/2017	975,000	858,000
Biomet, Inc.
6.50%, 08/01/2020 - 144A	4,453,000	4,675,650
Hologic, Inc.
6.25%, 08/01/2020 - 144A (B)	2,811,000	3,021,825
Kinetic Concepts, Inc. / KCI USA, Inc.
10.50%, 11/01/2018 - 144A (B)	2,479,000	2,652,530
Health Care Providers & Services - 6.0%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	2,490,000	2,689,200
8.00%, 11/15/2019 (B)	8,326,000	9,137,785
DaVita, Inc.
6.38%, 11/01/2018 (B)	4,500,000	4,815,000
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A	2,525,000	2,733,313
Series 8 5.88%, 01/31/2022 - 144A	700,000	764,750
GCB U.S. Oncology, Inc. (Escrow Shares)
Zero Coupon, 08/15/2017	4,970,000	111,825
HCA Holdings, Inc.
6.25%, 02/15/2021 (B)	2,064,000	2,172,360
7.75%, 05/15/2021 (B)	1,829,000	2,002,755
HCA, Inc.
6.50%, 02/15/2020 (B)	1,300,000	1,446,250
7.50%, 02/15/2022 (B)	3,074,000	3,550,470
7.88%, 02/15/2020	2,750,000	3,049,062
HealthSouth Corp.
7.75%, 09/15/2022	4,974,000	5,458,965
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 (B)	4,220,000	4,599,800

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 6.8%
Ameristar Casinos, Inc.
7.50%, 04/15/2021	$4,647,000	$5,053,612
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 (B)	4,765,000	3,246,156
12.75%, 04/15/2018	6,500,000	4,972,500
Caesars Operating Escrow LLC / Caesars Escrow Corp.
9.00%, 02/15/2020 - 144A	1,112,000	1,131,460
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017 (B) (D)	1,748,710	1,930,139
GWR Operating Partnership LLP
10.88%, 04/01/2017	5,465,000	6,216,437
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015 - 144A (G)	6,600,000	528,000
MCE Finance, Ltd.
5.00%, 02/15/2021 - 144A (H)	1,090,000	1,084,550
MGM Resorts International
10.00%, 11/01/2016 (B)	3,575,000	4,218,500
11.38%, 03/01/2018 (B)	6,731,000	8,380,095
Royal Caribbean Cruises, Ltd.
7.25%, 06/15/2016	745,000	839,988
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	1,000,000	1,062,500
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	2,971,000	3,275,528
WMG Acquisition Corp.
6.00%, 01/15/2021 - 144A	2,918,000	3,100,375
Wynn Las Vegas LLC
7.75%, 08/15/2020 (B)	2,522,000	2,843,555
Household Durables - 4.7%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	1,949,000	2,085,430
7.25%, 02/01/2023 - 144A (H)	2,411,000	2,429,082
9.13%, 06/15/2018	4,958,000	5,280,270
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	1,733,000	1,828,315
DR Horton, Inc.
4.75%, 02/15/2023	2,869,000	2,865,414
Jarden Corp.
7.50%, 05/01/2017 - 01/15/2020	4,512,000	4,966,983
KB Home
7.25%, 06/15/2018	490,000	543,900
9.10%, 09/15/2017	3,666,000	4,316,715
Meritage Homes Corp.
7.15%, 04/15/2020	3,396,000	3,761,070
Standard Pacific Corp.
8.38%, 05/15/2018 - 01/15/2021	3,335,000	3,962,550
Tempur-Pedic International, Inc.
6.88%, 12/15/2020 - 144A	1,310,000	1,391,875
Household Products - 1.0%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020 (B)	745,000	761,763
6.88%, 02/15/2021	300,000	321,750
7.13%, 04/15/2019	5,373,000	5,735,677
Independent Power Producers & Energy Traders - 2.0%
Calpine Corp.
7.25%, 10/15/2017 - 144A	6,138,000	6,506,280
7.88%, 07/31/2020 - 144A (B)	52,000	57,330
NRG Energy, Inc.
7.63%, 05/15/2019	2,608,000	2,790,560
7.88%, 05/15/2021 (B)	2,250,000	2,520,000
8.25%, 09/01/2020 (B)	1,900,000	2,147,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.6%
Genworth Financial, Inc.
6.15%, 11/15/2066 (A) (B)	$3,584,000	$3,012,352
Lincoln National Corp.
7.00%, 05/17/2066 (A)	8,350,000	8,567,100
Internet & Catalog Retail - 0.1%
NetFlix, Inc.
5.38%, 02/01/2021 - 144A (H)	962,000	957,190
IT Services - 0.6%
SunGard Data Systems, Inc.
6.63%, 11/01/2019 - 144A	1,000,000	1,032,500
7.38%, 11/15/2018	1,650,000	1,753,125
Unisys Corp.
6.25%, 08/15/2017 (B)	1,262,000	1,353,495
Media - 7.6%
Cablevision Systems Corp.
7.75%, 04/15/2018 (B)	2,061,000	2,313,472
8.63%, 09/15/2017	3,745,000	4,391,012
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	1,900,000	1,871,500
6.50%, 04/30/2021	800,000	856,000
7.00%, 01/15/2019 (B)	2,500,000	2,703,125
7.25%, 10/30/2017 (B)	890,000	965,650
7.38%, 06/01/2020 (B)	1,500,000	1,668,750
7.88%, 04/30/2018 (B)	450,000	480,938
Cequel Communications Escrow 1 LLC / Cequel Communications Escrow Capital Corp.
6.38%, 09/15/2020 - 144A	1,280,000	1,340,800
Cequel Communications Holdings I LLC / Cequel Capital Corp.
8.63%, 11/15/2017 - 144A	3,750,000	4,012,500
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022 - 144A	5,203,000	5,518,725
Series A
7.63%, 03/15/2020	500,000	517,500
Series B
7.63%, 03/15/2020 (B)	5,166,000	5,398,470
DISH DBS Corp.
5.00%, 03/15/2023 - 144A	1,889,000	1,865,388
5.88%, 07/15/2022	983,000	1,044,438
7.13%, 02/01/2016	1,000,000	1,115,000
7.75%, 05/31/2015	468,000	522,990
7.88%, 09/01/2019	1,700,000	2,010,250
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	1,510,000	1,540,200
ONO Finance II PLC
10.88%, 07/15/2019 - 144A	1,600,000	1,616,000
Regal Cinemas Corp.
8.63%, 07/15/2019	2,860,000	3,167,450
Regal Entertainment Group
5.75%, 02/01/2025	475,000	470,250
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 - 144A	620,000	632,400
7.50%, 03/15/2019 - 144A	1,400,000	1,529,500
Univision Communications, Inc.
7.88%, 11/01/2020 - 144A	2,851,000	3,086,207
8.50%, 05/15/2021 - 144A (B)	2,985,000	3,179,025
Metals & Mining - 0.7%
AK Steel Corp.
8.38%, 04/01/2022 (B)	2,467,000	2,257,305
8.75%, 12/01/2018 - 144A (B)	2,200,000	2,387,000

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
American Gilsonite Co.
11.50%, 09/01/2017 - 144A	$565,000	$596,075
Multiline Retail - 0.6%
JC Penney Corp., Inc.
7.13%, 11/15/2023	3,375,000	2,851,875
7.40%, 04/01/2037 (B)	1,950,000	1,640,438
Oil, Gas & Consumable Fuels - 6.4%
Chesapeake Energy Corp.
6.13%, 02/15/2021 (B)	2,000,000	2,140,000
6.63%, 08/15/2020 (B)	2,035,000	2,233,413
CONSOL Energy, Inc.
6.38%, 03/01/2021	540,000	552,150
8.00%, 04/01/2017 (B)	750,000	810,000
8.25%, 04/01/2020 (B)	2,000,000	2,165,000
Continental Resources, Inc.
7.13%, 04/01/2021	650,000	734,500
8.25%, 10/01/2019	2,460,000	2,764,425
El Paso LLC
7.25%, 06/01/2018	7,206,000	8,369,855
Energy Transfer Equity, LP
7.50%, 10/15/2020 (B)	5,414,000	6,239,635
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016	1,081,000	1,185,562
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A (B)	2,300,000	2,294,250
7.75%, 02/01/2021	1,740,000	1,861,800
8.63%, 04/15/2020	2,340,000	2,579,850
Newfield Exploration Co.
5.63%, 07/01/2024	677,000	727,775
6.88%, 02/01/2020 (B)	1,238,000	1,338,588
7.13%, 05/15/2018	295,000	308,275
Plains Exploration & Production Co.
6.13%, 06/15/2019	1,960,000	2,160,900
6.50%, 11/15/2020	2,118,000	2,343,037
6.75%, 02/01/2022	1,215,000	1,368,394
SM Energy Co.
6.50%, 11/15/2021 - 01/01/2023	2,890,000	3,077,850
Paper & Forest Products - 0.4%
Boise Cascade LLC/Boise Cascade Finance Corp.
6.38%, 11/01/2020 - 144A	2,698,000	2,819,410
Pharmaceuticals - 1.3%
Mylan, Inc.
6.00%, 11/15/2018 - 144A	2,355,000	2,570,961
7.88%, 07/15/2020 - 144A	1,695,000	1,980,221
Valeant Pharmaceuticals International, Inc.
6.88%, 12/01/2018 - 144A	3,350,000	3,551,000
7.00%, 10/01/2020 - 144A	900,000	954,000
Real Estate Investment Trusts - 1.2%
Entertainment Properties Trust
5.75%, 08/15/2022	2,686,000	2,827,061
Felcor Lodging, LP
5.63%, 03/01/2023 - 144A	1,515,000	1,528,256
Host Hotels & Resorts, LP
5.88%, 06/15/2019 (B)	700,000	760,375
6.00%, 10/01/2021	3,000,000	3,431,250
Real Estate Management & Development - 1.4%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A (B)	5,267,000	5,635,690

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development (continued)
Mattamy Group Corp.
6.50%, 11/15/2020 - 144A	$1,975,000	$1,989,812
Realogy Corp.
11.50%, 04/15/2017 (F)	2,415,000	2,596,125
Road & Rail - 2.1%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	1,024,000	1,037,399
6.75%, 04/06/2021 - 144A	3,277,000	3,559,051
7.13%, 10/15/2020 - 144A	1,255,000	1,374,815
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2019	1,010,000	1,118,575
9.75%, 03/15/2020	3,605,000	4,172,788
Hertz Corp.
6.75%, 04/15/2019 - 144A	110,000	119,350
6.75%, 04/15/2019 (B)	2,000,000	2,170,000
7.50%, 10/15/2018	900,000	987,750
Semiconductors & Semiconductor Equipment - 0.8%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 - 144A	2,900,000	3,190,000
10.13%, 03/15/2018 - 144A	2,138,000	2,362,490
Software - 1.3%
First Data Corp.
6.75%, 11/01/2020 - 144A	3,650,000	3,750,375
7.38%, 06/15/2019 - 144A	1,148,000	1,208,270
8.75%, 01/15/2022 - 144A (B)	2,717,000	2,825,680
8.88%, 08/15/2020 - 144A	960,000	1,063,200
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC
9.25%, 01/15/2018 - 144A	625,000	635,937
Specialty Retail - 1.1%
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A	1,570,000	1,546,450
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	2,889,000	3,163,455
9.25%, 06/01/2015	135,000	129,600
9.63%, 06/01/2015 (D)	2,872,429	2,786,256
Textiles, Apparel & Luxury Goods - 1.6%
Jones Group, Inc.
6.13%, 11/15/2034	6,897,000	5,758,995
Levi Strauss & Co.
6.88%, 05/01/2022 (B)	3,985,000	4,333,687
PVH Corp.
7.38%, 05/15/2020	1,175,000	1,329,219
Trading Companies & Distributors - 0.7%
International Lease Finance Corp.
8.63%, 09/15/2015	4,444,000	5,049,495
Wireless Telecommunication Services - 1.8%
Cricket Communications, Inc.
7.75%, 05/15/2016	2,864,000	3,014,360
7.75%, 10/15/2020 (B)	2,257,000	2,341,637
Sprint Nextel Corp.
8.38%, 08/15/2017 (B)	5,520,000	6,382,500
9.00%, 11/15/2018 - 144A	870,000	1,076,625

Total Corporate Debt Securities (cost $618,135,752)		649,452,632

LOAN ASSIGNMENTS - 0.6%
Communications Equipment - 0.1%
Sorenson Communications, Inc., Tranche C
6.00%, 08/16/2013 (A) (F)	951,923	941,081
Diversified Telecommunication Services - 0.4%
Level 3 Financing, Inc., Tranche B
4.75%, 02/01/2016 (A)	2,593,500	2,622,677

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development - 0.1%
Realogy Corp.
4.46%, 10/10/2016 (A)	$834,687	$838,861
Realogy Group LLC, Extended
4.46%, 10/10/2016 (A) (F)	54,545	54,818

Total Loan Assignments (cost $4,391,539)		4,457,437

	Shares	Value
PREFERRED STOCKS - 2.2%
Consumer Finance - 1.0%
Ally Financial, Inc. 144A, 7.00%	3,053	2,979,633
Ally Financial, Inc., 8.50% (A)	175,200	4,611,264
Diversified Financial Services - 0.5%
GMAC Capital Trust I - Series 2, 8.13% (A)	132,475	3,533,108
Insurance - 0.7%
Hartford Financial Services Group, Inc., 7.88% (A) (B)	164,681	4,775,749

Total Preferred Stocks (cost $13,031,816)		15,899,754

COMMON STOCKS - 1.2%
Automobiles - 0.1%
General Motors Co. (B) (I)	11,558	324,664
Motors Liquidation Co. GUC Trust (B) (I)	2,901	67,739
Independent Power Producers & Energy Traders - 0.9%
Dynegy, Inc. (B) (I)	341,178	6,823,560
IT Services - 0.2%
Unisys Corp. (B) (I)	61,972	1,376,398

Total Common Stocks (cost $13,044,691)		8,592,361

WARRANTS - 0.0% (J)
Automobiles - 0.0% (J)
General Motors Co. (I)
Expiration: 07/10/2016
Exercise Price: $10.00	203	3,825
General Motors Co. (I)
Expiration: 07/10/2019
Exercise Price: $18.33	203	2,460

Total Warrants (cost $ - )		6,285

SECURITIES LENDING COLLATERAL - 16.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (K)	116,883,785	116,883,785

Total Securities Lending Collateral (cost $116,883,785)		116,883,785

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (K), dated 01/31/2013, to be repurchased at $15,255,612 on 02/01/2013. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 11/20/2027 - 12/01/2027, and with a total value of $15,562,596.	$15,255,599	15,255,599

Total Repurchase Agreement (cost $15,255,599)		15,255,599

Total Investment Securities (cost $785,352,050) (L)		816,085,778
Other Assets and Liabilities - Net		(108,207,079)

Net Assets		$707,878,699

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of January 31, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $114,475,376. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the fund’s net assets.
(D)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	Illiquid. Total aggregate market value of illiquid securities is $3,918,274, or 0.55% of the fund’s net assets.
(G)	In default.
(H)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(I)	Non-income producing security.
(J)	Percentage rounds to less than 0.1%.
(K)	Rate shown reflects the yield at January 31, 2013.
(L)	Aggregate cost for federal income tax purposes is $785,352,050. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $44,942,728 and $14,209,000, respectively. Net unrealized appreciation for tax purposes is $30,733,728.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $171,274,838 or 24.20% of the fund’s net assets.
MTN	Medium Term Note

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Preferred Corporate Debt Security	$—	$5,537,925	$—	$5,537,925
Corporate Debt Securities	—	649,452,632	—	649,452,632
Loan Assignments	—	4,457,437	—	4,457,437
Preferred Stocks	15,899,754	—	—	15,899,754
Common Stocks	8,592,361	—	—	8,592,361
Warrants	6,285	—	—	6,285
Securities Lending Collateral	116,883,785	—	—	116,883,785
Repurchase Agreement	—	15,255,599	—	15,255,599

Total Investment Securities	$141,382,185	$674,703,593	$—	$816,085,778

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (N)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 (N)
Corporate Debt Securities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

(N)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(O)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 3.1%
BAE Systems PLC	1,229,110	$6,620,056
Automobiles - 2.0%
Daimler AG	71,225	4,146,414
Beverages - 7.0%
Coca-Cola Amatil, Ltd.	451,019	6,509,263
Thai Beverage PCL	19,382,089	8,221,708
Capital Markets - 2.4%
Federated Investors, Inc. - Class B (A)	212,683	5,032,080
Chemicals - 1.7%
BASF SE	34,322	3,479,338
Commercial Banks - 1.9%
Commonwealth Bank of Australia	59,535	4,001,254
Diversified Financial Services - 2.5%
KKR Financial Holdings LLC	476,554	5,237,328
Diversified Telecommunication Services - 17.2%
AT&T, Inc.	196,571	6,838,705
BCE, Inc.	42,888	1,905,321
Belgacom SA	187,787	5,731,891
Singapore Telecommunications, Ltd.	1,588,585	4,492,423
Swisscom AG	11,829	5,244,769
Telstra Corp., Ltd.	1,552,892	7,449,034
Verizon Communications, Inc.	105,467	4,599,416
Electric Utilities - 3.3%
Brookfield Infrastructure Partners, LP	94,450	3,526,763
Southern Co.	76,666	3,390,937
Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc.	79,045	5,935,489
Food Products - 0.4%
Asian Citrus Holdings, Ltd.	1,944,000	882,338
Media - 2.7%
Regal Entertainment Group - Class A (A)	381,688	5,698,602
Oil, Gas & Consumable Fuels - 19.0%
Canadian Oil Sands, Ltd.	209,704	4,413,161
Energy Transfer Equity, LP	20,783	1,050,788
Energy Transfer Partners, LP	128,096	6,019,231
Kinder Morgan Energy Partners, LP	60,258	5,356,936
Plains All American Pipeline, LP	143,173	7,545,217
SandRidge Mississippian Trust I (A)	57,173	1,114,874
TC Pipelines, LP	83,034	3,595,372
Teekay LNG Partners, LP	120,886	4,825,769
Total SA	111,902	6,066,990
Pharmaceuticals - 3.1%
Novartis AG - ADR (A)	46,927	3,182,589
Sanofi	35,091	3,423,884
Real Estate Investment Trusts - 16.4%
Annaly Capital Management, Inc. (A)	303,361	4,510,978
Cofinimmo	17,937	2,167,828
Health Care REIT, Inc.	85,360	5,364,022
National Retail Properties, Inc. (A)	175,183	5,609,360
PennyMac Mortgage Investment Trust (A)	279,802	7,442,733
Realty Income Corp. (A)	93,945	4,103,531
Starwood Property Trust, Inc.	205,013	5,256,533
Tobacco - 6.5%
British American Tobacco PLC	94,446	4,917,650
Imperial Tobacco Group PLC	118,080	4,391,596
Philip Morris International, Inc. (A)	50,154	4,421,577

	Shares	Value
COMMON STOCKS (continued)
Transportation Infrastructure - 3.4%
Bangkok Expressway PCL	1,385,192	$1,916,136
SATS, Ltd.	2,169,000	5,345,170
Wireless Telecommunication Services - 2.6%
Vodafone Group PLC - ADR	197,599	5,398,405

Total Common Stocks (cost $196,780,081)		206,383,459

SECURITIES LENDING COLLATERAL - 12.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (B)	25,511,885	25,511,885

Total Securities Lending Collateral (cost $25,511,885)		25,511,885

	Principal	Value
REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2013, to be repurchased at $8,839,121 on 2/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $9,017,483.	$8,839,114	8,839,114

Total Repurchase Agreement (cost $8,839,114)		8,839,114

Total Investment Securities (cost $231,131,080) (C)		240,734,458
Other Assets and Liabilities - Net		(30,166,217)

Net Assets		$210,568,241

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $24,927,935. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at January 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $231,131,080. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,259,833 and $656,455, respectively. Net unrealized appreciation for tax purposes is $9,603,378.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$121,375,717	$85,007,742	$—	$206,383,459
Securities Lending Collateral	25,511,885	—	—	25,511,885
Repurchase Agreement	—	8,839,114	—	8,839,114

Total Investment Securities	$146,887,602	$93,846,856	$—	$240,734,458

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.8%
Germany - 0.8%
Volkswagen AG, 1.64% (A)	10,600	$2,621,628

Total Preferred Stock (cost $2,547,940)		2,621,628

COMMON STOCKS - 95.8%
Australia - 1.9%
CSL, Ltd.	50,455	2,890,638
Iluka Resources, Ltd. (B)	224,340	2,273,913
Imdex, Ltd.	700,995	1,326,760
Belgium - 1.8%
Anheuser-Busch InBev NV (C)	32,285	2,801,159
Anheuser-Busch InBev NV - STRIP VVPR (D) (E)	130,726	178
Colruyt SA	68,250	3,308,779
Canada - 6.9%
Cenovus Energy, Inc.	67,463	2,239,523
Corus Entertainment, Inc. - Class B (B)	161,460	4,037,309
Home Capital Group, Inc. - Class B	46,400	2,820,565
MacDonald Dettwiler & Associates, Ltd.	58,215	3,660,763
New Gold, Inc. (D)	376,200	3,654,881
Silver Wheaton Corp.	122,500	4,263,059
Vermilion Energy, Inc. (B)	52,300	2,682,643
Chile - 1.0%
Sociedad Quimica y Minera de Chile SA - ADR (B)	57,185	3,250,395
Denmark - 2.8%
Novo Nordisk A/S - Class B	14,587	2,683,942
Sydbank A/S (D)	129,335	2,551,534
Tryg A/S	54,640	4,300,836
France - 6.1%
Arkema SA	42,190	4,811,992
Eutelsat Communications SA	71,753	2,465,859
Pernod-Ricard SA	21,625	2,707,218
Rexel SA	216,216	4,598,904
Sodexo	68,345	6,085,752
Germany - 7.4%
Brenntag AG	32,640	4,651,239
Continental AG	22,380	2,627,007
Deutsche Boerse AG	63,400	4,171,228
Deutsche Telekom AG	207,130	2,546,359
Fresenius Medical Care AG & Co., KGaA	25,841	1,822,064
Gerresheimer AG (D)	63,973	3,291,224
Linde AG	26,199	4,781,015
NORMA Group AG	41,619	1,210,168
Hong Kong - 2.6%
China Liansu Group Holdings, Ltd. (B)	4,824,000	3,414,880
China Mobile, Ltd. - ADR	54,265	2,968,295
Industrial & Commercial Bank of China, Ltd. - Class H (B)	3,451,000	2,598,685
Indonesia - 0.8%
Bank Mandiri Persero PT	2,816,100	2,616,602
Ireland - 0.7%
DCC PLC	74,206	2,426,983
Israel - 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	1,390,190	1,631,571
Japan - 14.0%
Daikin Industries, Ltd.	100,900	3,850,850
FANUC Corp.	18,900	2,945,213

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Jupiter Telecommunications Co., Ltd.	6,584	$7,883,952
Kansai Paint Co., Ltd. (B)	316,800	3,523,272
Kenedix Realty Investment Corp. - Class A REIT	831	3,248,756
Keyence Corp.	11,300	3,135,010
Nihon Kohden Corp.	126,100	4,008,669
Pigeon Corp. (B)	50,900	2,777,528
SMC Corp.	20,300	3,511,903
Softbank Corp.	39,200	1,397,474
Sugi Holdings Co., Ltd.	79,700	2,736,705
Sundrug Co., Ltd. (B)	130,600	4,912,942
Toyota Motor Corp.	76,600	3,656,395
Korea, Republic of - 2.4%
Samsung Electronics Co., Ltd.	3,957	5,261,828
Shinhan Financial Group Co., Ltd.	74,375	2,796,938
Netherlands - 5.3%
Akzo Nobel NV	60,307	4,126,180
Koninklijke Ahold NV	263,398	3,869,687
Nutreco NV	51,082	4,528,461
Unilever NV	139,097	5,628,208
Norway - 3.8%
DNB ASA	308,880	4,319,763
Norwegian Property ASA	945,427	1,457,192
ProSafe SE (B)	370,140	3,523,272
Subsea 7 SA (B)	156,248	3,781,139
Russian Federation - 1.1%
Sberbank of Russia - ADR	250,020	3,682,795
Singapore - 0.9%
United Overseas Bank, Ltd.	207,000	3,152,709
Sweden - 2.6%
Elekta AB - Class B	242,813	3,612,874
Nordea Bank AB	155,595	1,716,773
Telefonaktiebolaget LM Ericsson - Class B	310,250	3,611,048
Switzerland - 12.7%
Bucher Industries AG	17,332	3,637,616
Givaudan SA (D)	4,064	4,519,277
Kaba Holding AG (D)	4,055	1,711,027
Nestle SA	58,103	4,079,756
Novartis AG	51,006	3,474,943
Partners Group Holding AG	14,415	3,384,963
Roche Holding AG	27,714	6,133,289
SGS SA	2,449	5,834,220
Sika AG	1,534	3,870,187
Sulzer AG	41,086	6,465,046
Turkey - 0.5%
Sinpas Gayrimenkul Yatirim Ortakligi AS - REIT	2,069,633	1,647,469
United Kingdom - 16.9%
Afren PLC (D)	1,097,830	2,496,821
Amlin PLC	669,851	4,075,304
BG Group PLC	132,465	2,353,002
BHP Billiton PLC	103,925	3,555,276
Bunzl PLC	227,635	4,090,460
Cairn Energy PLC (D)	412,645	1,878,286
Diploma PLC (C)	280,560	2,478,473
Experian Group, Ltd.	184,492	3,163,053
ICAP PLC	443,725	2,295,626
Informa PLC	341,562	2,594,826
Mitie Group PLC	809,893	3,620,978
NovaTek OAO - GDR, Reg S	16,940	1,983,674
Petrofac, Ltd.	147,310	3,826,920
Reed Elsevier PLC	164,817	1,795,816
Rio Tinto PLC	59,465	3,357,489
RPS Group PLC (C)	836,723	3,066,796

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Synergy Health PLC (C)	233,307	$4,059,173
Tullow Oil PLC	140,897	2,543,005
Vodafone Group PLC	1,531,894	4,181,314
United States - 3.1%
Autoliv, Inc. (B)	35,600	2,342,480
Check Point Software Technologies, Ltd. (B) (D)	77,000	3,850,000
Willis Group Holdings PLC (B)	118,900	4,245,919

Total Common Stocks (cost $243,663,530)		325,443,942

INVESTMENT COMPANY - 1.2%
United States - 1.2%
ProShares UltraShort Yen (D)	70,500	3,959,280

Total Investment Company (cost $3,429,057)		3,959,280

SECURITIES LENDING COLLATERAL - 9.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (A)	31,911,183	31,911,183

Total Securities Lending Collateral (cost $31,911,183)		31,911,183

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.03% (A), dated 01/31/2013, to be repurchased at $6,187,118 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $6,314,712.	$6,187,113	6,187,113

Total Repurchase Agreement (cost $6,187,113)		6,187,113

Total Investment Securities (cost $287,738,823) (F)		370,123,146
Other Assets and Liabilities - Net		(30,535,371)

Net Assets		$339,587,775

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Chemicals	7.8%	$28,882,318
Commercial Banks	6.3	23,435,799
Media	5.1	18,777,762
Metals & Mining	5.0	18,431,378
Machinery	4.8	17,769,946
Oil, Gas & Consumable Fuels	4.4	16,176,954
Food & Staples Retailing	4.0	14,828,113
Food Products	3.9	14,236,425
Trading Companies & Distributors	3.6	13,340,603
Insurance	3.4	12,622,059
Pharmaceuticals	3.3	12,292,174
Energy Equipment & Services	3.0	11,131,331
Capital Markets	2.6	9,639,869
Professional Services	2.4	8,997,273
Building Products	2.4	8,976,757
Wireless Telecommunication Services	2.3	8,547,083
Health Care Equipment & Supplies	2.1	7,621,543
Software	2.0	7,510,763
Commercial Services & Supplies	1.8	6,687,774
Automobiles	1.7	6,278,023
Hotels, Restaurants & Leisure	1.6	6,085,752
Health Care Providers & Services	1.6	5,881,237
Electronic Equipment & Instruments	1.5	5,613,483
Beverages	1.5	5,508,555
Semiconductors & Semiconductor Equipment	1.4	5,261,828
Auto Components	1.3	4,969,487
Real Estate Investment Trusts	1.3	4,896,225
Diversified Telecommunication Services	1.1	4,177,930
Diversified Financial Services	1.1	4,171,228
Communications Equipment	1.0	3,611,048
Life Sciences Tools & Services	0.9	3,291,224
Biotechnology	0.8	2,890,638
Thrifts & Mortgage Finance	0.8	2,820,565
Household Products	0.8	2,777,528
Industrial Conglomerates	0.7	2,426,983
Real Estate Management & Development	0.4	1,457,192

Investment Securities, at Value	89.7	332,024,850
Short-Term Investments	10.3	38,098,296

Total Investments	100.0%	$370,123,146

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $30,723,280. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Illiquid. Total aggregate market value of illiquid securities is $12,405,601, or 3.65% of the fund’s net assets.
(D)	Non-income producing security.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $178, or less than 0.01% of the fund’s net assets.
(F)	Aggregate cost for federal income tax purposes is $287,738,823. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $87,065,766 and $4,681,443, respectively. Net unrealized appreciation for tax purposes is $82,384,323.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Preferred Stock	$—	$2,621,628	$—	$2,621,628
Common Stocks	45,682,301	279,761,641	—	325,443,942
Investment Company	3,959,280	—	—	3,959,280
Securities Lending Collateral	31,911,183	—	—	31,911,183
Repurchase Agreement	—	6,187,113	—	6,187,113

Total Investment Securities	$81,552,764	$288,570,382	$—	$370,123,146

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS - 72.6%
Australia - 1.5%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	2,450,000	$2,766,905
Austria - 1.9%
Austria Government Bond
3.20%, 02/20/2017 - 144A	EUR	2,330,000	3,464,985
Belgium - 3.3%
Belgium Government Bond
4.00%, 03/28/2018		2,470,000	3,808,539
4.25%, 09/28/2021		1,350,000	2,139,514
Canada - 4.7%
Canadian Government Bond
2.50%, 06/01/2015	CAD	900,000	929,290
3.25%, 06/01/2021		5,670,000	6,275,713
5.00%, 06/01/2037		590,000	846,828
5.75%, 06/01/2033		383,000	579,285
Denmark - 1.1%
Denmark Government Bond
4.00%, 11/15/2019	DKK	9,050,000	1,960,263
France - 8.1%
Caisse d’Amortissement de la Dette Sociale
3.75%, 10/25/2020	EUR	1,220,000	1,876,105
Caisse d’Amortissement de la Dette Sociale, Series EMTN
3.75%, 09/08/2014	GBP	1,000,000	1,658,385
France Government Bond O.A.T.
3.00%, 04/25/2022	EUR	4,100,000	5,959,679
4.50%, 04/25/2041		1,600,000	2,724,761
5.75%, 10/25/2032		1,367,850	2,642,428
Germany - 6.7%
Bundesrepublik Deutschland
1.75%, 07/04/2022		5,500,000	7,562,822
4.00%, 01/04/2037		2,600,000	4,607,371
Italy - 9.6%
Italy Buoni Poliennali del Tesoro
4.00%, 09/01/2020 - 02/01/2037		8,525,000	11,374,247
4.25%, 08/01/2014		2,500,000	3,528,653
5.25%, 08/01/2017		1,800,000	2,676,372
Japan - 18.8%
10-Year Japan Government Bond
1.10%, 06/20/2021	JPY	330,000,000	3,764,360
Japan Government Bond
1.30%, 03/20/2015		1,024,000,000	11,489,035
2.10%, 12/20/2026 - 09/20/2028		799,900,000	9,659,115
2.20%, 09/20/2039 - 03/20/2041		812,000,000	9,391,739
Mexico - 1.0%
United Mexican States
9.50%, 12/18/2014	MXN	22,000,000	1,884,443
Netherlands - 2.7%
Netherlands Government Bond
3.25%, 07/15/2015 - 07/15/2021 - 144A	EUR	2,160,000	3,216,955
3.75%, 01/15/2042 - 144A		335,000	570,857
4.50%, 07/15/2017 - 144A		560,000	880,355
5.50%, 01/15/2028 - 144A		175,000	333,392
Spain - 4.2%
Spain Government Bond
3.00%, 04/30/2015		1,300,000	1,778,733
3.15%, 01/31/2016		500,000	680,007

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain (continued)
Spain Government Bond (continued)
4.60%, 07/30/2019	EUR	1,360,000	$1,881,215
4.90%, 07/30/2040		710,000	850,121
5.40%, 01/31/2023 - 144A, Reg S		1,020,000	1,402,939
5.50%, 07/30/2017		750,000	1,093,321
Supranational - 3.8%
European Investment Bank, Series EMTN
2.63%, 03/15/2016		1,900,000	2,732,805
4.25%, 10/15/2014		2,875,000	4,160,860
Sweden - 1.3%
Sweden Government Bond
4.50%, 08/12/2015	SEK	14,000,000	2,390,899
United Kingdom - 3.9%
United Kingdom Gilt
4.25%, 06/07/2032	GBP	615,000	1,158,490
4.50%, 12/07/2042		3,030,000	5,877,273

Total Foreign Government Obligations (cost $127,977,890)			132,579,059

MORTGAGE-BACKED SECURITY - 1.9%
Spain - 1.9%
Union de Creditos Inmobiliarios
Series 15, Class A
0.32%, 12/18/2048 - Reg S (A) (B)	EUR	3,360,059	3,439,626

Total Mortgage-Backed Security (cost $4,562,435)			3,439,626

CORPORATE DEBT SECURITIES - 22.7%
Australia - 2.3%
Commonwealth Bank of Australia, Series EMTN
2.63%, 01/12/2017 - Reg S		1,400,000	2,012,551
Suncorp-Metway, Ltd., Series EMTN
4.00%, 01/16/2014	GBP	1,290,000	2,110,451
Canada - 0.5%
Toronto-Dominion Bank, Series EMTN
5.38%, 05/14/2015 - Reg S	EUR	600,000	897,420
Finland - 1.2%
Nordea Bank Finland PLC
2.25%, 11/16/2015		1,600,000	2,255,192
France - 2.6%
BNP Paribas Home Loan SFH, Series EMTN
3.38%, 01/12/2017		1,600,000	2,359,656
Cie de Financement Foncier SA, Series EMTN
4.75%, 06/25/2015		1,600,000	2,365,289
Germany - 3.7%
KFW
2.05%, 02/16/2026	JPY	99,000,000	1,200,531
2.60%, 06/20/2037		112,000,000	1,393,275
KFW, Series EMTN
5.50%, 12/07/2015	GBP	2,350,000	4,214,091
Netherlands - 3.5%
Fortis Bank Nederland NV, Series EMTN
3.38%, 05/19/2014	EUR	2,200,000	3,101,911
ING Bank NV, Series EMTN
3.38%, 03/23/2017		1,500,000	2,218,717
LeasePlan Corp. NV, Series EMTN
3.25%, 05/22/2014		810,000	1,139,799

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Norway - 2.3%
Sparebank 1 Boligkreditt AS, Series GMTN
2.50%, 06/23/2015	EUR	1,500,000	$2,119,188
Sparebanken Vest Boligkreditt AS, Series EMTN
2.50%, 06/09/2015		1,400,000	1,973,010
Sweden - 1.6%
Stadshypotek AB
2.75%, 04/30/2015		2,000,000	2,837,136
Switzerland - 1.3%
Credit Suisse AG, Series EMTN
2.63%, 12/01/2015		1,700,000	2,424,639
United Kingdom - 3.7%
Abbey National Treasury Services PLC, Series EMTN
3.38%, 06/08/2015		1,250,000	1,791,011
Bank of Scotland PLC, Series EMTN
4.75%, 01/26/2015		800,000	1,170,213
Barclays Bank PLC, Series EMTN
3.63%, 04/13/2016		1,400,000	2,062,129
Royal Bank of Scotland PLC, Series EMTN
4.00%, 03/15/2016 - Reg S		1,150,000	1,701,363

Total Corporate Debt Securities (cost $39,675,916)			41,347,572

REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $4,029,988 on 02/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.50%, due 12/15/2027 - 01/01/2032, and with a total value of $4,112,174.		$4,029,985	4,029,985

Total Repurchase Agreement (cost $4,029,985)			4,029,985

Total Investment Securities (cost $176,246,226) (D)			181,396,242
Other Assets and Liabilities - Net			1,088,552

Net Assets			$182,484,794

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FUTURES CONTRACTS: (E)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	3	03/15/2013	$(6,439)
10-Year Government of Canada Bond	Short	(39)	03/20/2013	76,081
10-Year Japan Government Bond	Long	20	03/11/2013	(39,576)
3-Year Australian Treasury Bond	Long	4	03/15/2013	(1,648)
German Euro BOBL	Short	(22)	03/07/2013	36,101
German Euro Bund	Short	(58)	03/07/2013	166,840
German Euro Schatz	Short	(221)	03/07/2013	143,597
U.K. Long Gilt Bond	Long	49	03/26/2013	(167,040)

				$207,916

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	(946,107)	02/07/2013	$(984,098)	$(2,011)
AUD	CSFB	2,538,468	02/07/2013	2,648,968	(3,171)
AUD	DUB	(107,900)	02/07/2013	(113,244)	782
AUD	GSC	(424,719)	02/07/2013	(442,636)	(41)
AUD	MSC	87,969	02/07/2013	91,548	141
AUD	CSFB	(2,538,468)	04/04/2013	(2,637,722)	3,128
AUD	SSB	(209,741)	04/04/2013	(218,544)	860
BRL	CITI	7,228,881	02/07/2013	3,630,593	(3,024)
BRL	DUB	(6,887,520)	02/07/2013	(3,257,127)	(199,142)
BRL	DUB	(152,910)	02/07/2013	(74,481)	(2,251)
BRL	DUB	(188,450)	02/07/2013	(91,726)	(2,842)
BRL	CITI	(7,228,881)	04/04/2013	(3,606,506)	3,733
BRL	UBS	181,958	04/04/2013	90,900	(215)
CAD	BCLY	2,555,864	02/07/2013	2,550,012	12,149
CAD	BCLY	(2,482,184)	02/07/2013	(2,494,981)	6,681
CAD	BCLY	349,122	02/07/2013	351,906	(1,923)
CAD	BNP	125,858	02/07/2013	126,565	(397)
CAD	MSC	(165,074)	02/07/2013	(166,619)	1,138
CAD	SSB	209,916	02/07/2013	211,294	(860)
CAD	BCLY	(2,555,864)	04/04/2013	(2,546,798)	(12,219)
CAD	BNP	(366,190)	04/04/2013	(364,559)	(2,082)
CAD	GSC	1,090,878	04/04/2013	1,087,843	4,381
CAD	SSB	1,850,723	04/04/2013	1,832,218	20,788
CLP	CSFB	434,629,982	04/04/2013	916,322	(2,748)
CNY	DUB	5,726,800	02/07/2013	913,409	7,202
CNY	HSBC	(5,726,800)	02/07/2013	(911,492)	(9,118)
CNY	HSBC	5,726,800	04/03/2013	911,000	7,362
CNY	DUB	5,737,954	04/08/2013	914,255	5,710
DKK	BCLY	1,950,198	02/07/2013	353,730	1,217
DKK	DUB	(1,950,198)	02/07/2013	(338,553)	(16,395)
DKK	BCLY	(1,950,198)	04/04/2013	(353,923)	(1,216)
EUR	BCLY	30,254,575	02/07/2013	40,934,137	147,105
EUR	BCLY	(253,813)	02/07/2013	(330,499)	(14,142)
EUR	BNP	(112,705)	02/07/2013	(147,304)	(5,732)
EUR	BNP	164,151	02/07/2013	214,851	8,042
EUR	BNP	414,126	02/07/2013	543,339	18,983
EUR	CITI	(247,304)	02/07/2013	(327,048)	(8,753)
EUR	CSFB	1,400,000	02/07/2013	1,832,712	68,281
EUR	CSFB	3,176,520	02/07/2013	4,203,775	109,470
EUR	CSFB	(232,460)	02/07/2013	(305,920)	(9,727)
EUR	DUB	(800,000)	02/07/2013	(1,035,810)	(50,472)
EUR	DUB	(33,146,791)	02/07/2013	(42,892,611)	(2,115,834)
EUR	DUB	(2,840,915)	02/07/2013	(3,769,979)	(87,563)
EUR	GSC	300,556	02/07/2013	398,990	9,121

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	HSBC	(306,307)	02/07/2013	$(394,935)	$(20,985)
EUR	MSC	(395,838)	02/07/2013	(515,069)	(22,420)
EUR	UBS	(182,266)	02/07/2013	(237,586)	(9,905)
EUR	BCLY	(30,254,575)	04/04/2013	(40,946,844)	(147,226)
EUR	BCLY	233,578	04/04/2013	313,917	3,346
EUR	DUB	(694,150)	04/04/2013	(928,828)	(14,019)
EUR	HSBC	(2,082,450)	04/04/2013	(2,785,460)	(43,082)
EUR	WBC	712,822	04/04/2013	958,959	9,250
EUR	WBC	461,104	04/04/2013	620,324	5,983
GBP	BNP	202,339	02/07/2013	325,888	(4,990)
GBP	BNP	126,412	02/07/2013	203,436	(2,955)
GBP	CITI	(177,768)	02/07/2013	(288,760)	6,832
GBP	CSFB	(3,802,614)	02/07/2013	(5,989,615)	(41,109)
GBP	DUB	250,000	02/07/2013	400,718	(4,232)
GBP	DUB	1,881,755	02/07/2013	3,012,986	(28,633)
GBP	BNP	(115,603)	04/04/2013	(182,363)	(921)
GBP	CSFB	3,802,614	04/04/2013	5,987,825	41,051
GBP	WBC	(256,059)	04/04/2013	(403,712)	(2,258)
JPY	BNP	(28,611,300)	02/07/2013	(332,324)	19,431
JPY	BNP	38,328,200	02/07/2013	468,477	(49,320)
JPY	CITI	(69,969,726)	02/07/2013	(851,629)	86,440
JPY	CSFB	(23,954,392)	02/07/2013	(285,686)	23,721
JPY	DUB	20,000,000	02/07/2013	242,864	(24,144)
JPY	GSC	(3,335,742,041)	02/07/2013	(36,521,977)	42,312
JPY	GSC	(22,368,611)	02/07/2013	(264,992)	20,369
JPY	GSC	3,546,632,341	02/07/2013	43,367,967	(4,582,007)
JPY	MSC	27,742,484	02/07/2013	314,724	(11,332)
JPY	SSB	94,404,441	02/07/2013	1,082,881	(50,474)
JPY	SSB	(123,796,324)	02/07/2013	(1,397,939)	44,103
JPY	SSB	(28,017,681)	02/07/2013	(332,870)	26,469
JPY	UBS	(27,931,900)	02/07/2013	(339,224)	33,761
JPY	UBS	(107,310,286)	02/07/2013	(1,208,544)	35,000
JPY	UBS	26,037,759	02/07/2013	317,605	(32,856)
JPY	GSC	3,335,742,041	04/04/2013	36,536,057	(42,031)
JPY	SSB	(127,366,549)	04/04/2013	(1,419,727)	26,298
JPY	UBS	149,428,694	04/04/2013	1,643,088	(8,293)
KRW	DUB	975,585,150	02/07/2013	922,190	(26,639)
KRW	HSBC	(975,585,150)	02/07/2013	(897,608)	2,057
KRW	HSBC	975,585,150	04/04/2013	894,934	(2,289)
MXN	BCLY	1,056,611	02/07/2013	82,842	205
MXN	DUB	(1,056,611)	02/07/2013	(82,589)	(457)
MYR	CSFB	(2,786,850)	02/07/2013	(903,355)	6,814
MYR	DUB	2,786,850	02/07/2013	922,279	(25,738)
MYR	CSFB	2,786,850	04/04/2013	901,776	(8,768)
NOK	GSC	3,847,727	02/07/2013	673,969	30,184
NOK	MSC	(1,524,601)	02/07/2013	(270,036)	(8,974)
NZD	CSFB	5,384,653	02/07/2013	4,403,203	113,635
NZD	DUB	(120,652)	02/07/2013	(100,841)	(366)
NZD	MSC	(135,244)	02/07/2013	(111,079)	(2,369)
NZD	BNP	(120,652)	04/04/2013	(100,612)	(215)
NZD	DUB	120,652	04/04/2013	100,471	356
PHP	DUB	37,456,815	04/04/2013	924,517	(3,999)
RUB	CSFB	27,828,550	02/07/2013	916,015	10,250
RUB	DUB	(27,828,550)	02/07/2013	(925,958)	(308)
RUB	DUB	27,828,550	04/04/2013	917,931	(172)
RUB	HSBC	27,848,078	04/04/2013	916,507	1,896
SEK	CSFB	(15,145,475)	02/07/2013	(2,261,078)	(120,755)
SEK	DUB	(362,295)	02/07/2013	(56,011)	(965)
SEK	GSC	14,947,952	02/07/2013	2,349,172	1,597
SEK	GSC	(2,225,280)	02/07/2013	(340,590)	(9,365)
SEK	GSC	(14,947,952)	04/04/2013	(2,346,254)	(1,652)

					$(6,880,467)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BCLY	266,080	02/07/2013	$344,973	$16,324
JPY	BCLY	(28,397,421)	02/07/2013	(344,973)	34,419
NZD	WBC	1,707,405	02/07/2013	1,407,329	24,903
AUD	WBC	(1,348,022)	02/07/2013	(1,407,329)	2,311
SEK	DUB	2,740,871	02/07/2013	412,583	18,456
NOK	DUB	(2,323,126)	02/07/2013	(412,583)	(12,561)
SEK	UBS	4,473,423	02/07/2013	673,384	30,123
CAD	UBS	(663,358)	02/07/2013	(673,384)	8,391
JPY	UBS	124,805,121	02/07/2013	1,504,945	(140,077)
CAD	UBS	(1,473,493)	02/07/2013	(1,504,945)	27,822
EUR	UBS	1,137,768	02/07/2013	1,489,054	55,867
NZD	UBS	(1,775,203)	02/07/2013	(1,489,054)	(49)
AUD	CSFB	200,311	02/07/2013	211,198	(2,418)
GBP	CSFB	(129,965)	02/07/2013	(211,198)	5,082
CAD	RBC	1,465,566	02/07/2013	1,488,716	(19,539)
EUR	RBC	(1,128,634)	02/07/2013	(1,488,716)	(43,802)
SEK	UBS	10,005,773	02/07/2013	1,504,944	68,600
EUR	UBS	(1,144,094)	02/07/2013	(1,504,944)	(48,566)
CAD	SSB	1,407,109	02/07/2013	1,429,335	(18,759)
JPY	SSB	(119,866,381)	02/07/2013	(1,429,335)	118,476
NZD	DUB	1,364,436	02/07/2013	1,125,728	18,810
SEK	DUB	(7,328,797)	02/07/2013	(1,125,728)	(26,825)
NZD	DUB	1,403,105	02/07/2013	1,157,562	19,413
SEK	DUB	(7,570,526)	02/07/2013	(1,157,562)	(33,006)
JPY	RBC	53,077,472	02/07/2013	608,896	(28,441)
EUR	RBC	(464,488)	02/07/2013	(608,896)	(21,810)
EUR	CSFB	991,296	02/07/2013	1,312,426	33,608
NZD	CSFB	(1,561,522)	02/07/2013	(1,312,426)	2,565
EUR	UBS	1,065,555	02/07/2013	1,390,017	56,849
CAD	UBS	(1,372,212)	02/07/2013	(1,390,017)	14,425
EUR	GSC	251,358	02/07/2013	328,424	12,883
JPY	GSC	(28,743,338)	02/07/2013	(328,424)	14,087
GBP	UBS	860,835	02/07/2013	1,380,562	(15,329)
NZD	UBS	(1,642,300)	02/07/2013	(1,380,562)	2,943
EUR	UBS	913,853	02/07/2013	1,191,938	48,939
JPY	UBS	(106,009,207)	02/07/2013	(1,191,938)	32,622
SEK	UBS	8,064,100	02/07/2013	1,242,236	25,954
NZD	UBS	(1,485,553)	02/07/2013	(1,242,236)	(3,898)
EUR	DUB	880,751	02/07/2013	1,177,212	18,718
SEK	DUB	(7,599,746)	02/07/2013	(1,177,212)	(17,952)
EUR	DUB	1,065,539	02/07/2013	1,422,281	24,563
GBP	DUB	(884,850)	02/07/2013	(1,422,281)	18,960
JPY	UBS	119,690,790	02/07/2013	1,338,673	(29,735)
CAD	UBS	(1,314,756)	02/07/2013	(1,338,673)	20,678
GBP	UBS	810,009	02/07/2013	1,282,529	2,099
NZD	UBS	(1,524,923)	02/07/2013	(1,282,529)	3,369
GBP	UBS	863,847	02/07/2013	1,368,464	1,547
EUR	UBS	(1,026,515)	02/07/2013	(1,368,464)	(25,391)
CAD	DUB	1,357,641	02/07/2013	1,359,476	1,510
NZD	DUB	(1,614,202)	02/07/2013	(1,359,476)	5,426
JPY	UBS	168,010,694	04/04/2013	1,846,677	(8,589)
EUR	UBS	(1,371,674)	04/04/2013	(1,846,677)	(16,435)
AUD	BNP	508,143	04/04/2013	528,849	(1,464)
CAD	BNP	(531,924)	04/04/2013	(528,849)	(3,731)
AUD	BCLY	666,681	04/04/2013	693,848	(1,921)
GBP	BCLY	(439,732)	04/04/2013	(693,848)	(3,327)
GBP	DUB	716,736	04/04/2013	1,136,349	4
AUD	DUB	(1,094,029)	04/04/2013	(1,136,349)	892

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	CSFB	231,205	04/04/2013	$366,564	$1
CAD	CSFB	(366,816)	04/04/2013	(366,564)	(705)

					$267,309

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of January 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BCLY	$37,461	$—	$37,461
BNP	(25,351)	—	(25,351)
CITI	85,228	—	85,228
CSFB	228,205	—	228,205
DUB	(2,553,713)	—	(2,553,713)
GSC	(4,500,162)	—	(4,500,162)
HSBC	(64,159)	—	(64,159)
MSC	(43,816)	—	(43,816)
RBC	(113,592)	—	(113,592)
SSB	166,901	—	166,901
UBS	129,651	—	129,651
WBC	40,189	—	40,189

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY :	Percentage of Total Investment Securities	Value
Foreign Government Obligations	73.1%	$132,579,059
Commercial Banks	17.3	31,340,017
Diversified Financial Services	4.3	7,897,104
Mortgage-Backed Securities	1.9	3,439,626
Insurance	1.2	2,110,451

Investment Securities, at Value	97.8	177,366,257
Short-Term Investments	2.2	4,029,985

Total Investments	100.0%	$181,396,242

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of January 31, 2013.
(B)	Illiquid. Total aggregate market value of illiquid securities is $3,439,626, or 1.88% of the fund’s net assets.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $176,246,226. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $9,494,056 and $4,344,040, respectively. Net unrealized appreciation for tax purposes is $5,150,016.
(E)	Cash in the amount of $906,362 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $9,869,483 or 5.41% of the fund’s net assets.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
MSC	Morgan Stanley
OTC	Over the Counter
RBC	Royal Bank of Canada
SSB	State Street Bank & Trust Co.
UBS	UBS AG
WBC	Westpac Banking Corporation

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Foreign Government Obligations	$—	$132,579,059	$—	$132,579,059
Mortgage-Backed Security	—	3,439,626	—	3,439,626
Corporate Debt Securities	—	41,347,572	—	41,347,572
Repurchase Agreement	—	4,029,985	—	4,029,985

Total Investment Securities	$—	$181,396,242	$—	$181,396,242

Other Financial Instruments in Assets
Forward Foreign Cross Currency Contracts (G)	$—	$791,639	$—	$791,639
Forward Foreign Currency Contracts (G)	—	1,027,634	—	1,027,634
Futures Contracts (G)	422,619	—	—	422,619

Total Other Financial Instruments in Assets	$422,619	$1,819,273	$—	$2,241,892

Other Financial Instruments in Liabilities
Forward Foreign Cross Currency Contracts (G)	$—	$(524,330)	$—	$(524,330)
Forward Foreign Currency Contracts (G)	—	(7,908,101)	—	(7,908,101)
Futures Contracts (G)	(214,703)	—	—	(214,703)

Total Other Financial Instruments in Liabilities	$(214,703)	$(8,432,431)	$—	$(8,647,134)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(G)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%
Russian Federation - 0.8%
Sberbank of Russia, 3.30% (A)	1,611,100	$2,899,980
United Kingdom - 0.1%
Rexam PLC (B)	593,824	423,812

Total Preferred Stocks (cost $4,084,897)		3,323,792

COMMON STOCKS - 97.8%
Australia - 2.6%
APA Group	588,700	3,542,181
Computershare, Ltd.	490,800	5,358,609
Canada - 1.1%
Barrick Gold Corp.	120,300	3,830,688
Denmark - 1.0%
Carlsberg AS - Class B	32,647	3,493,628
France - 9.4%
Arkema SA	41,500	4,733,294
Cie Generale des Etablissements Michelin	46,391	4,316,687
Etablissements Maurel et Prom (C)	121,109	2,238,054
Euler Hermes SA	41,300	3,687,074
Lagardere SCA	124,400	4,498,085
Sanofi	53,800	5,249,351
Societe Generale SA (D)	29,100	1,314,762
Vinci SA	50,600	2,578,145
Vivendi SA	191,483	4,105,334
Germany - 7.1%
Adidas AG	28,900	2,686,009
Allianz SE	33,900	4,849,203
Bayer AG	26,565	2,621,566
Gerresheimer AG (D)	30,700	1,579,425
Hochtief AG (D)	29,000	1,891,240
Rheinmetall AG	30,395	1,618,211
Siemens AG	60,000	6,585,878
TUI AG (C) (D)	256,800	2,789,117
Hong Kong - 4.1%
First Pacific Co.	3,409,100	4,386,984
Guangdong Investment, Ltd. (C)	5,386,600	4,472,974
HSBC Holdings PLC	481,824	5,485,863
Ireland - 2.9%
Ryanair Holdings PLC - ADR	124,600	4,853,170
Smurfit Kappa Group PLC (C)	388,400	5,384,446
Israel - 0.9%
Teva Pharmaceutical Industries, Ltd. - ADR	86,700	3,293,733
Italy - 4.3%
ENI SpA	220,900	5,545,858
Exor SpA	117,600	3,479,370
Pirelli & C. SpA	200,000	2,453,546
Prysmian SpA	166,694	3,567,075
Japan - 17.9%
Air Water, Inc.	297,800	3,806,968
Aisin Seiki Co., Ltd.	136,900	4,473,259
Daito Trust Construction Co., Ltd.	26,400	2,604,057
Fukuoka Financial Group, Inc.	913,300	3,845,158
Hitachi, Ltd.	937,300	5,555,433
Jupiter Telecommunications Co., Ltd.	2,561	3,066,647
Kintetsu World Express, Inc.	98,100	3,218,328
Kirin Holdings Co., Ltd.	337,600	4,212,386
Komatsu, Ltd.	120,900	3,219,329
Kuraray Co., Ltd.	354,000	4,544,765
Mitsubishi Corp.	207,300	4,370,653

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Telegraph & Telephone Corp.	123,500	$5,172,563
Nitori Holdings Co., Ltd.	64,200	4,907,409
ORIX Corp. (C)	56,900	6,079,206
USS Co., Ltd.	27,580	3,094,437
Korea, Republic of - 3.1%
Hyundai Home Shopping Network Corp.	10,900	1,381,362
Kangwon Land, Inc.	182,000	5,223,041
SK Telecom Co., Ltd.	26,500	4,076,268
Netherlands - 4.5%
Delta Lloyd NV	55,100	1,084,067
Heineken Holding NV	63,400	3,746,831
Koninklijke Boskalis Westminster NV	49,000	2,244,133
Koninklijke Philips Electronics NV	195,200	6,098,633
Wolters Kluwer NV	121,800	2,469,126
Russian Federation - 0.4%
Gazprom OAO - ADR	164,400	1,548,648
Singapore - 2.1%
Noble Group, Ltd.	3,670,000	3,617,663
SIA Engineering Co., Ltd. (C)	966,400	3,865,131
Spain - 1.4%
Amadeus IT Holding SA - Class A (C)	187,700	4,708,524
Sweden - 5.3%
Investment AB Kinnevik - Class B	164,200	3,786,141
Investor AB - Class B	200,500	5,695,369
Saab AB	130,293	2,817,822
Svenska Cellulosa AB - Class B	257,500	6,245,271
Switzerland - 6.6%
Aryzta AG (D)	69,600	3,911,917
GAM Holding AG (D)	250,400	4,127,246
Nestle SA	58,000	4,072,523
Novartis AG	99,900	6,806,000
Zurich Insurance Group AG (D)	13,500	3,883,633
Thailand - 0.7%
Bangkok Bank PCL	366,200	2,566,593
United Kingdom - 19.6%
AstraZeneca PLC	48,200	2,333,872
BHP Billiton PLC - ADR (C)	58,100	3,987,984
BP PLC - ADR	97,400	4,336,248
British Sky Broadcasting Group PLC	321,200	4,164,535
Imperial Tobacco Group PLC	118,200	4,396,059
Inchcape PLC	604,600	4,538,453
Inmarsat PLC	262,900	2,689,388
Johnson Matthey PLC	126,745	4,553,048
Kingfisher PLC	1,018,000	4,354,436
National Grid PLC	402,000	4,408,811
Resolution, Ltd.	885,500	3,686,558
Rexam PLC	534,442	3,971,120
Royal Dutch Shell PLC - Class A	140,200	4,983,025
Unilever PLC	182,500	7,430,054
Vodafone Group PLC	2,253,100	6,149,850
WPP PLC	135,600	2,132,336
United States - 2.8%
Flextronics International, Ltd. (C) (D)	576,605	3,580,717
Noble Corp.	149,000	6,034,500

Total Common Stocks (cost $301,355,156)		340,367,094

SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (A)	18,330,239	18,330,239

Total Securities Lending Collateral (cost $18,330,239)		18,330,239

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% (A), dated 01/31/2013, to be repurchased at $3,733,155 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $3,809,222.	$3,733,151	$3,733,151

Total Repurchase Agreement (cost $3,733,151)		3,733,151

Total Investment Securities (cost $327,503,443) (E)		365,754,276
Other Assets and Liabilities - Net		(17,648,978)

Net Assets		$348,105,298

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY :	Percentage of Total Investment Securities	Value
Media	5.6%	$20,436,063
Pharmaceuticals	5.6	20,304,522
Oil, Gas & Consumable Fuels	5.1	18,651,833
Chemicals	4.8	17,638,075
Diversified Financial Services	4.7	17,347,864
Insurance	4.7	17,190,535
Commercial Banks	4.4	16,112,356
Food Products	4.2	15,414,494
Industrial Conglomerates	3.9	14,302,722
Specialty Retail	3.4	12,356,282
Beverages	3.1	11,452,845
Auto Components	3.1	11,243,492
Wireless Telecommunication Services	2.8	10,226,118
IT Services	2.8	10,067,133
Containers & Packaging	2.7	9,779,378
Electronic Equipment & Instruments	2.5	9,136,150
Hotels, Restaurants & Leisure	2.2	8,012,158
Trading Companies & Distributors	2.2	7,988,316
Diversified Telecommunication Services	2.1	7,861,951
Metals & Mining	2.1	7,818,672
Construction & Engineering	1.8	6,713,518
Household Products	1.7	6,245,271
Consumer Finance	1.7	6,079,206
Energy Equipment & Services	1.7	6,034,500
Airlines	1.3	4,853,170
Distributors	1.2	4,538,453
Water Utilities	1.2	4,472,974
Multi-Utilities	1.2	4,408,811
Tobacco	1.2	4,396,059
Capital Markets	1.1	4,127,246
Transportation Infrastructure	1.1	3,865,131
Electrical Equipment	1.0	3,567,075
Gas Utilities	1.0	3,542,181
Machinery	0.9	3,219,329
Air Freight & Logistics	0.9	3,218,328
Aerospace & Defense	0.8	2,817,822
Textiles, Apparel & Luxury Goods	0.7	2,686,009
Real Estate Management & Development	0.7	2,604,057
Life Sciences Tools & Services	0.4	1,579,425
Internet & Catalog Retail	0.4	1,381,362

Investment Securities, at Value	94.0	343,690,886
Short-Term Investments	6.0	22,063,390

Total Investments	100.0%	$365,754,276

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2013.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $423,812, or 0.12% of the fund’s net assets.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $17,343,151. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Non-income producing security.
(E)	Aggregate cost for federal income tax purposes is $327,503,443. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $42,405,392 and $4,154,559, respectively. Net unrealized appreciation for tax purposes is $38,250,833.

DEFINITIONS:

ADR	American Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Preferred Stocks	$2,899,980	$423,812	$—	$3,323,792
Common Stocks	31,465,688	308,901,406	—	340,367,094
Securities Lending Collateral	18,330,239	—	—	18,330,239
Repurchase Agreement	—	3,733,151	—	3,733,151

Total Investment Securities	$52,695,907	$313,058,369	$—	$365,754,276

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 1.6%
QBE Insurance Group, Ltd.	229,828	$2,856,801
Westpac Banking Corp.	35,730	1,044,749
Brazil - 1.6%
BM&FBovespa SA	211,400	1,479,859
Itau Unibanco Holding SA - ADR	111,070	1,913,736
Tim Participacoes SA - ADR	25,470	560,340
Canada - 2.3%
Canadian National Railway Co.	58,083	5,556,220
Czech Republic - 0.6%
Komercni Banka AS	6,773	1,368,210
France - 11.9%
Air Liquide SA	37,089	4,740,841
Danone SA	69,411	4,810,332
Dassault Systemes SA	11,822	1,314,331
Legrand SA	63,771	2,894,215
LVMH Moet Hennessy Louis Vuitton SA	26,397	4,976,644
Pernod-Ricard SA	39,020	4,884,884
Schneider Electric SA	64,604	4,921,057
Germany - 11.6%
Bayer AG	83,925	8,282,136
Beiersdorf AG	54,335	4,769,626
Deutsche Boerse AG	10,118	665,686
Linde AG	34,070	6,217,381
Merck KGaA	24,373	3,390,448
SAP AG	54,420	4,458,614
Hong Kong - 3.2%
AIA Group, Ltd.	636,200	2,530,723
China Unicom, Ltd. (A)	1,230,000	1,979,318
Li & Fung, Ltd. (A)	2,170,000	3,061,067
India - 1.5%
ICICI Bank, Ltd. - ADR	80,810	3,701,098
Italy - 0.3%
Saipem SpA	27,011	766,519
Japan - 13.4%
Canon, Inc. (A)	69,400	2,553,786
Denso Corp.	134,000	5,011,537
FANUC Corp.	18,200	2,836,131
Honda Motor Co., Ltd.	137,000	5,251,080
Hoya Corp.	136,700	2,638,477
INPEX Corp.	604	3,500,684
Lawson, Inc. (A)	50,300	3,646,881
NTT DOCOMO, Inc.	918	1,394,392
Shin-Etsu Chemical Co., Ltd.	85,600	5,232,697
Korea, Republic of - 0.8%
Samsung Electronics Co., Ltd.	1,503	1,998,617
Mexico - 0.3%
Grupo Financiero Santander Mexico SAB de CV - ADR (B)	48,410	752,776
Netherlands - 8.3%
Akzo Nobel NV	61,370	4,198,910
Heineken NV	86,551	6,086,310
ING Groep NV (B)	467,762	4,731,066
Randstad Holding NV (A)	118,958	4,932,860
Russian Federation - 0.5%
Sberbank of Russia - ADR	77,638	1,143,608
Singapore - 1.6%
DBS Group Holdings, Ltd.	234,000	2,828,457
Singapore Telecommunications, Ltd.	352,150	995,859

	Shares	Value
COMMON STOCKS (continued)
Spain - 2.6%
Amadeus IT Holding SA - Class A (A)	129,013	$3,236,339
Banco Santander SA	296,050	2,483,816
Red Electrica Corp. SA	11,403	634,958
Sweden - 1.0%
Hennes & Mauritz AB - Class B	63,580	2,342,055
Switzerland - 10.2%
Givaudan SA (B)	446	495,964
Julius Baer Group, Ltd. (B)	96,381	3,945,049
Keuhne & Nagel International AG	9,990	1,173,486
Nestle SA	115,568	8,114,714
Roche Holding AG	17,654	3,906,945
Sonova Holding AG (B)	9,888	1,144,120
Swiss Re AG (B)	27,117	2,018,765
UBS AG (B)	215,040	3,728,731
Taiwan - 2.3%
Hon Hai Precision Industry Co., Ltd.	687,530	1,965,269
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	194,201	3,445,126
United Kingdom - 20.6%
Barclays PLC	410,013	1,957,345
BG Group PLC	143,838	2,555,023
Compass Group PLC	444,960	5,391,598
Diageo PLC	142,969	4,256,076
Hays PLC	757,350	1,069,030
HSBC Holdings PLC	821,364	9,336,331
Reckitt Benckiser Group PLC	62,826	4,186,958
Rio Tinto PLC	77,850	4,395,536
Royal Dutch Shell PLC - Class A	93,604	3,326,898
Smiths Group PLC	131,195	2,553,084
Standard Chartered PLC	224,836	5,981,796
WPP PLC	289,625	4,554,408
United States - 2.5%
Check Point Software Technologies, Ltd. (A) (B)	29,090	1,454,500
Delphi Automotive PLC (B)	66,030	2,552,720
Valeant Pharmaceuticals International, Inc. (B)	19,230	1,275,333
Yum! Brands, Inc.	11,690	759,149

Total Common Stocks (cost $222,856,473)		237,120,085

SECURITIES LENDING COLLATERAL - 6.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (C)	14,965,848	14,965,848

Total Securities Lending Collateral (cost $14,965,848)		14,965,848

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $2,837,060 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 12/01/2027, and with a value of $2,895,744.	$2,837,057	2,837,057

Total Repurchase Agreement (cost $2,837,057)		2,837,057

Total Investment Securities (cost $240,659,378) (D)		254,922,990
Other Assets and Liabilities - Net		(14,702,329)

Net Assets		$240,220,661

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	14.2%	$36,240,653
Chemicals	8.2	20,885,793
Pharmaceuticals	6.6	16,854,862
Beverages	6.0	15,227,270
Food Products	5.1	12,925,046
Oil, Gas & Consumable Fuels	3.7	9,382,605
Electrical Equipment	3.1	7,815,272
Auto Components	3.0	7,564,257
Insurance	2.9	7,406,289
Software	2.8	7,227,445
Diversified Financial Services	2.7	6,876,611
Hotels, Restaurants & Leisure	2.4	6,150,747
Professional Services	2.4	6,001,890
Road & Rail	2.2	5,556,220
Semiconductors & Semiconductor Equipment	2.1	5,443,743
Automobiles	2.1	5,251,080
Textiles, Apparel & Luxury Goods	1.9	4,976,644
Personal Products	1.9	4,769,626
Electronic Equipment & Instruments	1.8	4,603,746
Media	1.8	4,554,408
Metals & Mining	1.7	4,395,536
Household Products	1.6	4,186,958
Capital Markets	1.5	3,945,049
Food & Staples Retailing	1.4	3,646,881
IT Services	1.3	3,236,339
Distributors	1.2	3,061,067
Diversified Telecommunication Services	1.2	2,975,177
Machinery	1.1	2,836,131
Office Electronics	1.0	2,553,786
Industrial Conglomerates	1.0	2,553,084
Specialty Retail	0.9	2,342,055
Wireless Telecommunication Services	0.8	1,954,732
Marine	0.5	1,173,486
Health Care Equipment & Supplies	0.4	1,144,120
Energy Equipment & Services	0.3	766,519
Electric Utilities	0.2	634,958

Investment Securities, at Value	93.0	237,120,085
Short-Term Investments	7.0	17,802,905

Total Investments	100.0%	$254,922,990

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $14,258,591. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $240,659,378. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $24,018,571 and $9,754,959, respectively. Net unrealized appreciation for tax purposes is $14,263,612.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$24,594,465	$212,525,620	$—	$237,120,085
Securities Lending Collateral	14,965,848	—	—	14,965,848
Repurchase Agreement	—	2,837,057	—	2,837,057

Total Investment Securities	$39,560,313	$215,362,677	$—	$254,922,990

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.0%
Germany - 1.0%
Draegerwerk AG & Co. KGaA, 0.20% (A)	24,000	$2,943,604
Sartorius AG, 1.07% (A)	7,700	790,403

Total Preferred Stocks (cost $3,029,119)		3,734,007

COMMON STOCKS - 94.9%
Australia - 7.2%
Amcor, Ltd.	302,215	2,647,257
Ansell, Ltd.	295,746	5,289,125
Computershare, Ltd.	346,120	3,778,977
Iluka Resources, Ltd. (B)	324,447	3,288,599
Mesoblast, Ltd. (B) (C)	181,424	1,131,350
Mineral Deposits, Ltd. (C)	278,577	1,188,145
Mirvac Group - REIT	1,694,705	2,809,908
Myer Holdings, Ltd. (B)	511,369	1,327,806
Sims Metal Management, Ltd. (B)	121,779	1,193,716
Starpharma Holdings, Ltd. (C)	923,220	1,208,230
Whitehaven Coal, Ltd. (B)	548,944	1,877,599
Austria - 2.6%
Kapsch TrafficCom AG	58,000	3,602,925
Mayr Melnhof Karton AG	20,000	2,370,721
Rosenbauer International AG (D)	40,352	2,613,482
Zumtobel AG	57,000	820,383
Belgium - 1.1%
D’ieteren SA/NV	20,300	898,290
Kinepolis Group NV	8,298	968,401
Tessenderlo Chemie NV	60,000	2,089,656
Brazil - 1.2%
BR Properties SA	137,671	1,787,127
Cia Hering	129,608	2,465,439
Canada - 0.1%
Niko Resources, Ltd.	20,030	209,056
Denmark - 1.3%
Jyske Bank A/S (C)	85,000	2,769,032
Sydbank A/S (C)	90,000	1,775,529
France - 5.0%
Alten SA	60,000	2,305,546
Bourbon SA	100,000	3,057,768
Club Mediterranee (C)	80,387	1,521,545
Euler Hermes SA	3,500	312,464
Groupe Eurotunnel SA	390,000	3,317,583
ID Logistics Group (C)	18,000	701,440
Inside Secure SA (C)	135,000	527,913
Lectra (D)	330,000	2,365,832
Medica SA	165,000	3,143,241
Saft Groupe SA	20,000	541,219
Germany - 8.4%
CANCOM AG	55,000	1,085,460
Cewe Color Holding AG	9,156	406,527
Delticom AG	48,000	2,311,412
Freenet AG (B)	160,000	3,446,642
LPKF Laser & Electronics AG	19,000	432,765
Prime Office REIT-AG	350,000	1,636,693
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	45,000	1,054,604
Rheinmetall AG	55,000	2,928,165
RIB Software AG (D)	240,000	1,421,129
SAF-Holland SA (C)	180,000	1,473,757
STRATEC Biomedical AG	35,000	1,815,380
Tipp24 SE (C)	47,000	2,935,566

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Tom Tailor Holding AG	159,274	$3,745,664
VTG AG	34,000	644,467
Wirecard AG	65,559	1,492,799
XING AG	52,000	2,882,829
Hong Kong - 4.8%
Convenience Retail Asia, Ltd.	1,192,000	846,884
Dah Sing Banking Group, Ltd.	1,175,640	1,464,358
Evergreen International Holdings, Ltd.	1,034,000	203,990
Johnson Electric Holdings, Ltd. (B)	4,249,500	3,013,674
Parkson Retail PLC (B)	732,500	564,813
Samsonite International SA	1,063,500	2,312,016
Shenzhou International Group Holdings, Ltd.	423,000	1,012,312
Techtronic Industries Co.	1,519,500	3,079,988
Yue Yuen Industrial Holdings (B)	737,500	2,481,980
Yuexiu Transport Infrastructure, Ltd. (B)	3,708,000	2,051,128
Indonesia - 0.6%
Ciputra Property PT	21,391,000	1,515,379
Surya Citra Media Tbk PT	2,206,500	538,032
Ireland - 3.3%
DCC PLC	100,000	3,253,970
Grafton Group PLC	405,000	2,378,336
IFG Group PLC	750,000	1,374,773
Irish Continental Group PLC	82,000	2,232,822
Smurfit Kappa Group PLC	85,000	1,180,099
Smurfit Kappa Group PLC (B)	105,000	1,455,630
Italy - 4.3%
Amplifon SpA	650,000	3,470,267
Azimut Holding SpA	185,000	3,250,440
Banca IFIS SpA	63,846	582,558
Cairo Communication SpA	427,134	1,533,422
Credito Emiliano SpA	130,000	777,721
Danieli & C Officine Meccaniche SpA	26,000	485,061
Interpump Group SpA	19,957	153,237
Natuzzi SpA - ADR (B) (C)	8,488	18,928
Prysmian SpA	150,000	3,209,841
Sorin SpA (C)	770,000	1,965,553
Japan - 15.2%
AICA Kogyo Co., Ltd.	137,700	2,285,840
Arcs Co., Ltd. (B)	94,300	1,766,482
Asahi Diamond Industrial Co., Ltd. (B)	185,400	1,692,919
Capcom Co., Ltd. (B)	102,000	1,641,905
Daido Steel Co., Ltd.	55,000	245,995
Exedy Corp.	16,500	360,151
Fujikura Kasei Co., Ltd.	65,200	274,504
Glory, Ltd.	86,400	2,019,102
Hitachi High-Technologies Corp.	34,900	694,222
Hitachi Transport System, Ltd. (B)	61,800	936,005
Icom, Inc.	11,900	259,615
JSP Corp. (B)	118,800	1,765,533
Kissei Pharmaceutical Co., Ltd.	39,600	745,274
Koito Manufacturing Co., Ltd.	44,000	732,812
Kureha Corp.	444,000	1,718,804
Kuroda Electric Co., Ltd. (B)	142,700	1,744,640
Lintec Corp.	67,600	1,247,841
Mitsui Sugar Co., Ltd. (B)	299,000	944,951
Modec, Inc.	87,000	1,980,797
Musashi Seimitsu Industry Co., Ltd. (B)	104,100	2,119,681
Nabtesco Corp. (B)	43,300	900,613
NEC Networks & System Integration Corp.	142,600	2,680,621
Nichi-iko Pharmaceutical Co., Ltd. (B)	98,300	2,068,229
Nidec Copal Corp. (B)	22,800	161,815
Nifco, Inc. (B)	17,200	357,373
Nihon Parkerizing Co., Ltd.	112,000	1,849,418
Nippon Soda Co., Ltd.	361,000	1,638,307

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Thompson Co., Ltd.	85,000	$334,627
Nitta Corp. (B)	150,200	2,573,825
Plenus Co., Ltd. (B)	75,600	1,247,530
Shinko Plantech Co., Ltd.	56,200	459,704
Takasago International Corp.	312,000	1,572,880
Tokai Tokyo Financial Holdings, Inc.	459,000	2,298,890
Toyo Tanso Co., Ltd. (B)	11,800	285,822
Trusco Nakayama Corp.	95,900	1,779,674
Tsumura & Co.	51,800	1,705,047
Tsuruha Holdings, Inc.	20,500	1,717,207
Tsutsumi Jewelry Co., Ltd. (D)	76,600	1,882,226
Unipres Corp.	94,000	2,077,467
Yushin Precision Equipment Co., Ltd. (B)	62,900	1,195,475
Korea, Republic of - 2.5%
BS Financial Group, Inc.	134,060	1,772,816
Halla Climate Control Corp.	107,850	2,416,640
Hankook Tire Co., Ltd. (C)	93,920	3,855,384
Mando Corp.	7,591	843,503
Malaysia - 0.1%
Media Prima Bhd	548,400	393,605
Netherlands - 2.4%
Delta Lloyd NV	280,000	5,508,870
Koninklijke Ten Cate NV	110,000	2,983,428
New Zealand - 1.3%
Chorus, Ltd.	843,628	2,017,722
Fletcher Building, Ltd.	319,298	2,550,931
Norway - 2.6%
Borregaard ASA (C)	750,000	3,322,411
Schibsted ASA	45,000	1,809,753
Storebrand ASA (C)	800,000	4,101,851
Singapore - 3.3%
First Resources, Ltd.	808,000	1,276,322
Goodpack, Ltd. (B)	289,000	426,150
Mapletree Commercial Trust - REIT (B)	1,701,000	1,834,796
Mapletree Industrial Trust - REIT (B)	2,115,800	2,342,056
SATS, Ltd.	365,000	899,487
SembCorp Industries, Ltd.	407,000	1,802,093
STX OSV Holdings, Ltd. (B)	562,000	572,149
UOL Group, Ltd. (B)	526,000	2,656,244
Spain - 0.1%
Bolsas y Mercados Espanoles SA	8,034	225,098
Sweden - 1.6%
Byggmax Group AB	305,873	1,731,942
FinnvedenBulten AB (D)	155,000	802,079
Loomis AB	180,000	2,986,859
Switzerland - 4.4%
Clariant AG (C)	210,000	2,877,534
Forbo Holding AG (C)	2,500	1,679,853
Gategroup Holding AG (C)	95,792	2,399,931
Helvetia Holding AG	8,000	3,265,755
Kuoni Reisen Holding AG (C)	11,500	3,490,879
Orior AG (C)	35,547	2,038,958
Taiwan - 1.9%
CHC Healthcare Group	190,000	740,013
CTCI Corp.	1,059,000	2,026,434
Giant Manufacturing Co., Ltd.	305,000	1,621,763
Lung Yen Life Service Corp.	292,000	876,203
Merida Industry Co., Ltd.	340,400	1,556,365
Thailand - 1.1%
Hemaraj Land and Development PCL	12,948,800	1,580,605
Siam City Cement PCL	78,200	1,080,429
VGI Global Media PCL	310,100	1,216,690
United Kingdom - 18.5%
A.G.BARR PLC	178,040	1,534,689

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Albemarle & Bond Holdings (B)	200,000	$651,846
Anglo Pacific Group PLC	275,000	1,214,678
Ashtead Group PLC	240,000	1,728,106
Berendsen PLC	140,000	1,354,444
Berkeley Group Holdings PLC (C)	62,732	1,820,721
Bodycote PLC	195,000	1,428,827
Bovis Homes Group PLC	170,000	1,613,676
Computacenter PLC	225,000	1,612,248
CSR PLC	240,000	1,374,110
Daily Mail & General Trust PLC (B)	160,000	1,522,560
De La Rue PLC	60,000	858,343
Debenhams PLC	655,417	1,053,005
Dechra Pharmaceuticals PLC	163,854	1,612,509
Derwent London PLC - REIT	30,000	1,026,776
Devro PLC	261,530	1,414,422
Dignity PLC	102,994	1,907,910
Diploma PLC	125,000	1,104,253
Domino Printing Sciences PLC	47,878	500,029
E2V Technologies PLC	300,000	535,275
Elementis PLC	300,000	1,004,890
Exillon Energy PLC (C)	340,000	868,176
Fenner PLC	180,000	1,081,684
Grainger PLC	612,380	1,213,072
Halma PLC	200,000	1,460,389
IG Group Holdings PLC	150,000	1,061,034
Inchcape PLC	175,000	1,313,644
John Wood Group PLC	120,000	1,533,979
Keller Group PLC	135,000	1,573,709
Kier Group PLC	55,000	1,173,243
Lamprell PLC	550,000	1,125,267
Micro Focus International PLC	150,000	1,452,380
Millennium & Copthorne Hotels PLC	117,038	1,009,785
Morgan Crucible Co. PLC	100,000	440,908
Oxford Instruments PLC	50,000	1,300,520
Premier Oil PLC (C)	220,000	1,303,914
QinetiQ Group PLC	450,000	1,341,756
Ricardo PLC	200,000	1,294,176
RPS Group PLC	300,000	1,099,574
SDL PLC	143,631	1,194,805
Senior PLC	406,339	1,299,219
Shanks Group PLC	900,000	1,309,640
SIG PLC	749,048	1,568,147
Sports Direct International PLC (C)	175,000	1,095,490
ST Modwen Properties PLC	275,000	1,033,676
Synthomer PLC	400,000	1,257,381
TalkTalk Telecom Group PLC	175,000	656,683
Travis Perkins PLC (B)	70,000	1,343,342
TT electronics PLC	300,000	766,038
Ultra Electronics Holdings PLC	70,000	1,826,279
Victrex PLC	50,000	1,216,462
William Hill PLC	200,000	1,218,365
WS Atkins PLC	120,000	1,578,704

Total Common Stocks (cost $292,024,604)		337,458,557

SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (A)	20,515,276	20,515,276

Total Securities Lending Collateral (cost $20,515,276)		20,515,276

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 5.4%
State Street Bank & Trust Co. 0.03% (A), dated 01/31/2013, to be repurchased at $19,212,144 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/20/2027, and with a value of $19,596,464.	$19,212,128	$19,212,128

Total Repurchase Agreement (cost $19,212,128)		19,212,128

Total Investment Securities (cost $334,781,127) (E)		380,919,968
Other Assets and Liabilities - Net		(25,199,686)

Net Assets		$355,720,282

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Chemicals	6.5%	$24,819,049
Machinery	4.3	16,218,979
Auto Components	3.9	15,038,847
Specialty Retail	3.5	13,436,163
Insurance	3.5	13,188,940
IT Services	3.4	12,955,651
Health Care Equipment & Supplies	3.4	12,804,065
Hotels, Restaurants & Leisure	3.0	11,423,670
Trading Companies & Distributors	2.8	10,542,245
Commercial Services & Supplies	2.7	10,415,318
Electronic Equipment & Instruments	2.7	10,396,416
Real Estate Management & Development	2.6	9,786,103
Real Estate Investment Trusts	2.5	9,650,229
Software	2.4	9,130,655
Commercial Banks	2.2	8,559,456
Household Durables	2.2	8,213,166
Energy Equipment & Services	2.1	8,157,515
Industrial Conglomerates	2.1	7,984,228
Media	2.1	7,982,463
Electrical Equipment	2.1	7,870,939
Containers & Packaging	2.0	7,653,707
Health Care Providers & Services	1.9	7,353,521
Pharmaceuticals	1.9	7,339,289
Food & Staples Retailing	1.7	6,369,531
Metals & Mining	1.5	5,916,455
Textiles, Apparel & Luxury Goods	1.5	5,806,308
Capital Markets	1.5	5,549,330
Oil, Gas & Consumable Fuels	1.4	5,473,423
Road & Rail	1.3	4,898,055
Construction & Engineering	1.2	4,773,386
Food Products	1.0	3,635,695
Construction Materials	1.0	3,631,360
Wireless Telecommunication Services	0.9	3,446,642
Leisure Equipment & Products	0.9	3,339,943
Diversified Financial Services	0.8	3,243,463
Aerospace & Defense	0.8	3,168,035
Transportation Infrastructure	0.8	2,950,615
Multiline Retail	0.8	2,945,624
Internet Software & Services	0.8	2,882,829
Professional Services	0.8	2,872,880
Marine	0.7	2,804,971
Diversified Consumer Services	0.7	2,784,113
Diversified Telecommunication Services	0.7	2,674,405
Building Products	0.6	2,285,840
Distributors	0.6	2,211,934
Semiconductors & Semiconductor Equipment	0.5	1,902,023
Beverages	0.4	1,534,689
Biotechnology	0.3	1,131,350
Air Freight & Logistics	0.3	1,127,590
Consumer Finance	0.2	651,846
Communications Equipment	0.1	259,615

Investment Securities, at Value	89.6	341,192,564
Short-Term Investments	10.4	39,727,404

Total Investments	100.0%	$380,919,968

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $19,429,233. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Illiquid. Total aggregate market value of illiquid securities is $9,084,748, or 2.55% of the fund’s net assets.
(E)	Aggregate cost for federal income tax purposes is $334,781,127. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $56,249,477 and $10,110,636, respectively. Net unrealized appreciation for tax purposes is $46,138,841.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Preferred Stocks	$—	$3,734,007	$—	$3,734,007
Common Stocks	4,480,550	332,978,007	—	337,458,557
Securities Lending Collateral	20,515,276	—	—	20,515,276
Repurchase Agreement	—	19,212,128	—	19,212,128

Total Investment Securities	$24,995,826	$355,924,142	$—	$380,919,968

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.6%
Germany - 1.5%
Sartorius AG, 1.07% (A)	13,500	$1,385,771
United Kingdom - 0.1%
Rexam PLC (B) (C)	160,200	114,335

Total Preferred Stocks (cost $1,422,366)		1,500,106

COMMON STOCKS - 94.7%
Australia - 8.3%
APA Group	241,000	1,450,086
Ausdrill, Ltd.	192,000	598,650
FlexiGroup, Ltd.	289,300	1,212,761
Kathmandu Holdings, Ltd.	523,960	967,102
OrotonGroup, Ltd.	100,000	775,843
Programmed Maintenance Services, Ltd.	219,000	459,030
Reject Shop, Ltd.	89,000	1,484,947
STW Communications Group, Ltd.	551,300	747,364
Austria - 2.2%
Kapsch TrafficCom AG	11,000	683,314
Lenzing AG	13,500	1,375,873
Belgium - 0.6%
CIE d’Entreprises CFE	9,000	556,142
Canada - 2.1%
Newalta Corp.	68,000	1,094,245
TransGlobe Energy Corp. (C)	103,000	880,880
Finland - 1.1%
Tietoenator OYJ	47,000	1,047,231
France - 6.2%
Boiron SA	11,900	506,710
Cegid Group	21,000	434,551
Etablissements Maurel et Prom	75,300	1,391,519
Lagardere SCA	39,000	1,410,171
Societe BIC SA	5,800	780,909
Sopra Group SA	8,500	611,689
UBISOFT Entertainment (C)	65,000	627,508
Germany - 4.7%
Bertrandt AG	8,000	881,593
Gerresheimer AG (C)	33,000	1,697,754
Rheinmetall AG	14,000	745,351
TUI AG (C)	100,200	1,088,277
Hong Kong - 4.6%
AMVIG Holdings, Ltd.	1,190,000	457,255
First Pacific Co.	2,064,000	2,656,049
Midland Holdings, Ltd.	1,320,000	677,412
Pacific Textile Holdings, Ltd.	589,000	530,870
Ireland - 2.6%
Dragon Oil PLC	70,300	633,296
Smurfit Kappa Group PLC	131,700	1,825,777
Israel - 0.9%
Israel Discount Bank, Ltd. - Class A (C)	501,100	837,644
Italy - 3.9%
Ansaldo STS SpA	114,300	1,177,166
Danieli & C Officine Meccaniche SpA	27,000	503,717
Pirelli & C. SpA	76,000	932,348
Prysmian SpA	47,700	1,020,730
Japan - 22.1%
1st Holdings, Inc.	111,000	739,231
Air Water, Inc.	78,000	997,124
Arcs Co., Ltd.	30,000	561,977

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Avex Group Holdings, Inc.	40,300	$1,088,534
Chugoku Marine Paints, Ltd.	194,000	1,022,560
Daiichikosho Co., Ltd.	38,000	928,755
Fujimi, Inc.	53,800	920,739
HIS Co., Ltd.	26,900	917,798
Hoshizaki Electric Co., Ltd.	38,000	1,130,297
Kaken Pharmaceutical Co., Ltd.	84,000	1,378,796
Kintetsu World Express, Inc.	48,000	1,574,717
Miraca Holdings, Inc.	17,900	746,771
Nakanishi, Inc.	5,100	591,175
PanaHome Corp.	82,000	522,784
Point, Inc.	15,900	547,706
Rohto Pharmaceutical	97,000	1,213,495
Ryohin Keikaku Co., Ltd.	12,100	686,741
SKY Perfect JSAT Holdings, Inc.	4,100	1,925,693
Sogo Medical Co., Ltd.	14,800	487,156
Toho Holdings Co., Ltd.	36,000	696,025
USS Co., Ltd.	16,900	1,896,156
Netherlands - 6.7%
BE Semiconductor Industries NV	88,645	710,137
BinckBank NV	156,500	1,516,583
CSM	59,000	1,366,681
Delta Lloyd NV	99,000	1,947,779
Koninklijke Boskalis Westminster NV	15,000	686,979
Norway - 1.6%
ABG Sundal Collier Holding ASA	733,277	617,451
Norwegian Property ASA	543,900	838,316
Philippines - 1.1%
Alliance Global Group, Inc.	2,190,000	1,018,429
Singapore - 2.0%
ARA Asset Management, Ltd. - 144A	676,000	933,996
CWT, Ltd.	835,000	968,145
Sweden - 1.5%
Loomis AB	54,000	896,058
Saab AB	21,584	466,793
Switzerland - 4.6%
Aryzta AG (C)	12,100	680,089
GAM Holding AG (C)	150,000	2,472,391
Implenia AG (C)	13,800	681,622
PubliGroupe AG	3,000	477,996
United Kingdom - 16.4%
Beazley PLC	270,000	785,784
Berendsen PLC	100,000	967,460
Cape PLC	190,100	670,081
Catlin Group, Ltd.	138,200	1,145,243
Clarkson PLC	1,894	41,454
Consort Medical PLC	47,000	530,739
Dart Group PLC	164,000	381,052
Etalon Group, Ltd. - GDR, Reg S (C)	179,300	885,383
Greene King PLC	42,000	444,635
Inchcape PLC	274,000	2,056,792
Inmarsat PLC	99,500	1,017,855
International Personal Finance	258,000	1,650,665
Lancashire Holdings, Ltd.	70,000	909,254
Marston’s PLC	219,000	464,038
Northgate PLC	180,000	908,540
Rexam PLC	160,980	1,196,147
SDL PLC	49,000	407,610
Shanks Group PLC	558,900	813,286
United States - 1.5%
AerCap Holdings NV (C)	95,000	1,387,950

Total Common Stocks (cost $85,515,891)		88,279,407

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. 0.03% (A), dated 01/31/2013, to be repurchased at $4,822,008 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039 and with a value of $4,919,190.	$4,822,004	$4,822,004

Total Repurchase Agreement (cost $4,822,004)		4,822,004

Total Investment Securities (cost $91,760,261) (D)		94,601,517
Other Assets and Liabilities - Net		(1,384,090)

Net Assets		$93,217,427

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY :	Percentage of Total Investment Securities		Value
Media	7.0%		$6,578,513
Commercial Services & Supplies	6.0		5,681,069
Capital Markets	5.9		5,540,421
Insurance	5.1		4,788,060
Chemicals	4.6		4,316,296
Specialty Retail	4.4		4,186,807
Containers & Packaging	3.8		3,593,514
Pharmaceuticals	3.3		3,099,001
Hotels, Restaurants & Leisure	3.1		2,914,748
Oil, Gas & Consumable Fuels	3.1		2,905,695
Consumer Finance	3.0		2,863,426
Diversified Financial Services	2.8		2,656,049
Air Freight & Logistics	2.7		2,542,862
Construction & Engineering	2.7		2,523,393
Health Care Equipment & Supplies	2.6		2,507,685
Real Estate Management & Development	2.5		2,401,111
Software	2.3		2,208,900
Multiline Retail	2.3		2,171,688
Distributors	2.2		2,056,792
Food Products	2.2		2,046,770
Industrial Conglomerates	1.9		1,763,780
Life Sciences Tools & Services	1.8		1,697,754
IT Services	1.7		1,658,920
Machinery	1.7		1,634,014
Gas Utilities	1.5		1,450,086
Health Care Providers & Services	1.5		1,442,796
Trading Companies & Distributors	1.5		1,387,950
Transportation Infrastructure	1.2		1,177,166
Food & Staples Retailing	1.1		1,049,133
Electrical Equipment	1.1		1,020,730
Diversified Telecommunication Services	1.1		1,017,855
Auto Components	1.0		932,348
Road & Rail	1.0		908,540
Professional Services	0.9		881,593
Commercial Banks	0.9		837,644
Semiconductors & Semiconductor Equipment	0.7		710,137
Electronic Equipment & Instruments	0.7		683,314
Textiles, Apparel & Luxury Goods	0.6		530,870
Household Durables	0.5		522,784
Aerospace & Defense	0.5		466,793
Airlines	0.4		381,052
Marine	0.0	(E)	41,454

Investment Securities, at Value	94.9		89,779,513
Short-Term Investments	5.1		4,822,004

Total Investments	100.0%		$94,601,517

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2013.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $114,335, or 0.12% of the fund’s net assets.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $91,760,261. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,759,746 and $918,490, respectively. Net unrealized appreciation for tax purposes is $2,841,256.
(E)	Percentage rounds to less than 0.1%.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $933,996 or 1.00% of the fund’s net assets.
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Preferred Stocks	$—	$1,500,106	$—	$1,500,106
Common Stocks	4,248,458	84,030,949	—	88,279,407
Repurchase Agreement	—	4,822,004	—	4,822,004

Total Investment Securities	$4,248,458	$90,353,059	$—	$94,601,517

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 2.1%
Germany - 2.1%
Volkswagen AG, 1.64% (A)	22,509	$5,567,003

Total Preferred Stock (cost $2,706,287)		5,567,003

COMMON STOCKS - 91.4%
Brazil - 3.5%
Embraer SA - ADR (B)	87,727	2,892,359
Itau Unibanco Holding SA - ADR	228,088	3,929,957
Natura Cosmeticos SA	95,200	2,567,223
Canada - 3.1%
Canadian National Railway Co.	29,485	2,829,957
Cenovus Energy, Inc.	73,497	2,439,829
Teck Resources, Ltd. - Class B	86,380	3,148,098
China - 1.5%
Baidu, Inc. - ADR (B)	37,119	4,019,988
Denmark - 2.6%
Novo Nordisk A/S - Class B	39,021	7,179,688
France - 7.4%
Air Liquide SA	42,340	5,412,042
Cie Generale des Etablissements Michelin	37,533	3,492,449
LVMH Moet Hennessy Louis Vuitton SA	35,740	6,738,086
Publicis Groupe SA	66,947	4,386,413
Germany - 11.0%
Adidas AG	57,860	5,377,594
Allianz SE	28,098	4,019,259
Deutsche Bank AG	85,486	4,435,148
Fresenius Medical Care AG & Co., KGaA	75,030	5,290,410
SAP AG	64,409	5,277,011
Siemens AG	48,203	5,290,984
Hong Kong - 11.0%
AIA Group, Ltd.	924,981	3,679,457
China Merchants Bank Co., Ltd. - Class H	660,144	1,586,647
CNOOC, Ltd.	2,296,241	4,749,169
Hong Kong Exchanges and Clearing, Ltd. (C)	267,861	5,087,542
HSBC Holdings PLC	490,895	5,589,142
Industrial & Commercial Bank of China, Ltd. - Class H (C)	6,755,872	5,087,332
Sinopharm Group Co., Ltd. - Class H	717,114	2,200,701
Tencent Holdings, Ltd.	55,601	1,945,755
India - 0.4%
Coal India, Ltd.	178,359	1,183,695
Israel - 0.9%
Teva Pharmaceutical Industries, Ltd. - ADR	66,978	2,544,494
Japan - 8.6%
FANUC Corp.	14,893	2,320,797
KDDI Corp. (C)	30,819	2,291,751
Komatsu, Ltd.	171,872	4,576,612
Mitsubishi UFJ Financial Group, Inc. (C)	1,273,980	7,258,391
Osaka Securities Exchange Co., Ltd.	1,673	100,623
Toyota Motor Corp.	141,370	6,748,101
Korea, Republic of - 1.6%
Hyundai Motor Co.	1,537	289,354
Samsung Electronics Co., Ltd.	3,002	3,991,915
Mexico - 1.5%
Wal-Mart de Mexico SAB de CV - Series V	1,231,280	3,983,992
Netherlands - 1.1%
ASML Holding NV	38,523	2,892,553

	Shares	Value
COMMON STOCKS (continued)
Sweden - 1.7%
Hennes & Mauritz AB - Class B	129,230	$4,760,362
Switzerland - 6.0%
Julius Baer Group, Ltd. (B)	71,170	2,913,117
Nestle SA	39,105	2,745,794
Novartis AG	80,141	5,459,856
Swatch Group AG - BR	2,685	1,473,423
Syngenta AG	8,360	3,609,301
United Kingdom - 18.7%
ARM Holdings PLC	168,673	2,308,658
BP PLC - ADR	58,306	2,595,783
British American Tobacco PLC	76,789	3,998,279
Burberry Group PLC	118,533	2,551,070
Carnival PLC	105,063	4,267,392
Kingfisher PLC	970,460	4,151,086
Pearson PLC	155,007	2,935,343
Reckitt Benckiser Group PLC	100,462	6,695,162
Rolls-Royce Holdings PLC (B)	189,520	2,843,475
Royal Bank of Scotland Group PLC (B)	361,938	1,970,658
SABMiller PLC	72,921	3,643,060
Standard Chartered PLC	204,275	5,434,767
Tullow Oil PLC	79,156	1,428,661
Vodafone Group PLC	1,578,900	4,309,617
WPP PLC	93,247	1,466,327
United States - 10.8%
Accenture PLC - Class A	61,526	4,423,104
Check Point Software Technologies, Ltd. (B) (C)	48,187	2,409,350
Covidien PLC	57,322	3,573,453
Lululemon Athletica, Inc. (B) (C)	10,300	710,700
MercadoLibre, Inc. (C)	15,200	1,343,680
Potash Corp. of Saskatchewan, Inc.	89,945	3,822,663
Schlumberger, Ltd.	84,874	6,624,416
Yandex NV - Class A (B)	75,500	1,827,855
Yum! Brands, Inc. (C)	70,570	4,582,816

Total Common Stocks (cost $213,906,512)		247,713,746

SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (A)	7,257,634	7,257,634

Total Securities Lending Collateral (cost $7,257,634)		7,257,634

	Principal	Value
REPURCHASE AGREEMENT - 6.6%
State Street Bank & Trust Co. 0.03% (A), dated 01/31/2013, to be repurchased at $17,869,096 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $18,229,290.	$17,869,081	17,869,081

Total Repurchase Agreement (cost $17,869,081)		17,869,081

Total Investment Securities (cost $241,739,514) (D)		278,407,464
Other Assets and Liabilities - Net		(7,480,448)

Net Assets		$270,927,016

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	SSB	4,134,200	05/08/2013	$5,457,826	$158,406
EUR	SSB	(3,479,400)	05/08/2013	(4,463,305)	(263,394)
EUR	SSB	(654,800)	05/08/2013	(867,983)	(21,550)
JPY	SSB	(848,947,600)	07/08/2013	(9,689,479)	393,519

					$266,981

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of January 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
SSB	$266,981	$—	$266,981

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY :	Percentage of Total Investment Securities	Value
Commercial Banks	12.7%	$35,292,042
Textiles, Apparel & Luxury Goods	6.0	16,850,873
Pharmaceuticals	5.4	15,184,038
Chemicals	4.6	12,844,006
Automobiles	4.5	12,604,458
Oil, Gas & Consumable Fuels	4.4	12,397,137
Semiconductors & Semiconductor Equipment	3.3	9,193,126
Internet Software & Services	3.3	9,137,278
Specialty Retail	3.2	8,911,448
Hotels, Restaurants & Leisure	3.2	8,850,208
Media	3.2	8,788,083
Insurance	2.8	7,698,716
Software	2.8	7,686,361
Health Care Providers & Services	2.7	7,491,111
Machinery	2.5	6,897,409
Household Products	2.4	6,695,162
Energy Equipment & Services	2.4	6,624,416
Wireless Telecommunication Services	2.4	6,601,368
Aerospace & Defense	2.1	5,735,834
Industrial Conglomerates	1.9	5,290,984
Diversified Financial Services	1.9	5,188,165
IT Services	1.6	4,423,104
Tobacco	1.4	3,998,279
Food & Staples Retailing	1.4	3,983,992
Beverages	1.3	3,643,060
Health Care Equipment & Supplies	1.3	3,573,453
Auto Components	1.3	3,492,449
Metals & Mining	1.1	3,148,098
Capital Markets	1.0	2,913,117
Road & Rail	1.0	2,829,957
Food Products	1.0	2,745,794
Personal Products	0.9	2,567,223

Investment Securities, at Value	91.0	253,280,749
Short-Term Investments	9.0	25,126,715

Total Investments	100.0%	$278,407,464

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2013.
(B)	Non-income producing security.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica International Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	All or a portion of this security is on loan. The value of all securities on loan is $7,028,896. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Aggregate cost for federal income tax purposes is $241,739,514. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $41,242,676 and $4,574,726, respectively. Net unrealized appreciation for tax purposes is $36,667,950.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
SSB	State Street Bank & Trust Co.

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Preferred Stock	$—	$5,567,003	$—	$5,567,003
Common Stocks	60,269,717	187,444,029	—	247,713,746
Securities Lending Collateral	7,257,634	—	—	7,257,634
Repurchase Agreement	—	17,869,081	—	17,869,081

Total Investment Securities	$67,527,351	$210,880,113	$—	$278,407,464

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (F)	$—	$551,925	$—	$551,925

Total Other Financial Instruments in Assets	$—	$551,925	$—	$551,925

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (F)	$—	$(284,944)	$—	$(284,944)

Total Other Financial Instruments in Liabilities	$—	$(284,944)	$—	$(284,944)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 3.7%
Honeywell International, Inc.	51,034	$3,482,560
United Technologies Corp.	45,349	3,971,212
Airlines - 0.6%
Delta Air Lines, Inc. (A)	89,868	1,248,267
Beverages - 3.2%
Coca-Cola Co.	171,003	6,368,152
Biotechnology - 3.4%
Biogen Idec, Inc. (A)	20,385	3,181,691
Celgene Corp. (A) (B)	36,159	3,578,294
Capital Markets - 1.3%
BlackRock, Inc. - Class A (B)	10,647	2,515,673
Chemicals - 3.3%
Eastman Chemical Co.	45,693	3,251,057
Monsanto Co.	33,170	3,361,779
Commercial Services & Supplies - 2.1%
ADT Corp.	19,810	940,975
Stericycle, Inc. (A) (B)	21,907	2,066,925
Tyco International, Ltd.	40,025	1,209,956
Communications Equipment - 2.1%
F5 Networks, Inc. (A)	21,084	2,211,290
QUALCOMM, Inc.	31,200	2,060,136
Computers & Peripherals - 7.4%
Apple, Inc.	25,369	11,550,760
EMC Corp. (A) (B)	130,899	3,221,424
Construction & Engineering - 0.9%
Fluor Corp. (B)	28,237	1,830,605
Consumer Finance - 1.2%
American Express Co.	18,835	1,107,686
Discover Financial Services	35,095	1,347,297
Containers & Packaging - 1.6%
Ball Corp. (B)	70,030	3,117,736
Diversified Financial Services - 0.5%
NASDAQ OMX Group, Inc. (B)	38,182	1,081,314
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	80,254	3,499,877
Energy Equipment & Services - 3.1%
Cameron International Corp. (A) (B)	55,271	3,499,207
Halliburton Co.	66,101	2,688,989
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	37,022	3,788,831
Food Products - 1.2%
ConAgra Foods, Inc. (B)	76,035	2,485,584
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	101,437	3,436,685
Covidien PLC	47,561	2,964,953
Health Care Providers & Services - 2.2%
Express Scripts Holding Co. (A)	62,269	3,326,410
UnitedHealth Group, Inc.	20,983	1,158,471
Hotels, Restaurants & Leisure - 4.6%
Brinker International, Inc.	73,039	2,391,297
Las Vegas Sands Corp.	76,810	4,243,752
Marriott International, Inc. - Class A (B)	63,754	2,548,885
Industrial Conglomerates - 1.5%
Danaher Corp. (B)	50,563	3,030,241
Insurance - 0.7%
ACE, Ltd.	15,848	1,352,310

	Shares	Value
COMMON STOCKS (continued)
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (A)	19,142	$5,082,201
Internet Software & Services - 3.9%
eBay, Inc. (A)	84,865	4,746,499
Google, Inc. - Class A (A)	4,050	3,060,545
IT Services - 6.7%
Accenture PLC - Class A	38,219	2,747,564
International Business Machines Corp. (B)	18,812	3,820,153
Mastercard, Inc. - Class A	9,550	4,950,720
Teradata Corp. (A) (B)	28,867	1,924,274
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	55,891	2,502,799
Machinery - 1.9%
Cummins, Inc. (B)	28,110	3,227,872
Pentair, Ltd.	9,540	483,487
Media - 3.8%
Comcast Corp. - Class A (B)	118,340	4,506,387
DIRECTV (A) (B)	61,468	3,143,474
Oil, Gas & Consumable Fuels - 2.6%
Occidental Petroleum Corp.	32,641	2,881,221
Pioneer Natural Resources Co. (B)	20,025	2,353,739
Personal Products - 0.7%
Herbalife, Ltd. (B)	36,229	1,315,837
Pharmaceuticals - 1.5%
Allergan, Inc. (B)	28,333	2,975,248
Road & Rail - 2.4%
JB Hunt Transport Services, Inc. (B)	42,069	2,829,982
Union Pacific Corp. (B)	15,797	2,076,673
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp. - Class A	81,560	2,646,622
Software - 7.8%
Intuit, Inc. (B)	33,295	2,076,942
Microsoft Corp.	150,265	4,127,780
Oracle Corp.	211,833	7,522,190
VMware, Inc. - Class A (A) (B)	25,811	1,974,025
Specialty Retail - 6.1%
Dick’s Sporting Goods, Inc.	62,736	2,985,606
Foot Locker, Inc.	83,652	2,873,446
Lowe’s Cos., Inc. (B)	99,619	3,804,450
PetSmart, Inc. (B)	39,871	2,607,962
Tobacco - 4.6%
Altria Group, Inc.	103,134	3,473,553
Philip Morris International, Inc.	64,357	5,673,713

Total Common Stocks (cost $188,071,566)		197,515,245

INVESTMENT COMPANIES - 1.1%
Capital Markets - 1.1%
iShares Dow Jones US Real Estate Index Fund (B)	22,718	1,528,240
iShares Russell 1000 Growth Index Fund	10,577	721,986

Total Investment Companies (cost $2,145,989)		2,250,226

SECURITIES LENDING COLLATERAL - 20.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (C)	41,490,125	41,490,125

Total Securities Lending Collateral (cost $41,490,125)		41,490,125

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $869,092 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/15/2040, and with a value of $886,978.	$869,092	$869,092

Total Repurchase Agreement (cost $869,092)		869,092

Total Investment Securities (cost $232,576,772) (D)		242,124,688
Other Assets and Liabilities - Net		(41,530,629)

Net Assets		$200,594,059

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $40,579,175. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $232,576,772. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $15,200,269 and $5,652,353, respectively. Net unrealized appreciation for tax purposes is $9,547,916.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$197,515,245	$—	$—	$197,515,245
Investment Companies	2,250,226	—	—	2,250,226
Securities Lending Collateral	41,490,125	—	—	41,490,125
Repurchase Agreement	—	869,092	—	869,092

Total Investment Securities	$241,255,596	$869,092	$—	$242,124,688

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 1.0%
Exelis, Inc.	1,394,159	$15,321,807
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. - Class B	223,745	17,740,741
Beverages - 2.9%
Molson Coors Brewing Co. - Class B	975,060	44,053,211
Chemicals - 3.5%
E.I. du Pont de Nemours & Co.	1,118,306	53,063,620
Commercial Banks - 3.1%
CIT Group, Inc. (A)	764,642	32,382,589
Comerica, Inc.	442,835	15,215,810
Communications Equipment - 2.4%
QUALCOMM, Inc.	543,895	35,913,387
Computers & Peripherals - 3.2%
EMC Corp. (A)	1,998,005	49,170,903
Diversified Financial Services - 9.2%
Citigroup, Inc.	1,571,480	66,253,597
JPMorgan Chase & Co.	1,568,900	73,816,745
Diversified Telecommunication Services - 3.1%
Verizon Communications, Inc.	1,088,275	47,459,673
Electric Utilities - 2.7%
American Electric Power Co., Inc.	893,174	40,451,850
Electrical Equipment - 5.8%
Eaton Corp. PLC	1,564,819	89,116,442
Electronic Equipment & Instruments - 1.5%
Corning, Inc.	1,902,318	22,827,816
Energy Equipment & Services - 3.3%
Halliburton Co.	1,238,986	50,401,950
Food Products - 2.1%
Kraft Foods Group, Inc.	212,544	9,823,784
Unilever NV	554,349	22,440,047
Health Care Equipment & Supplies - 5.1%
Medtronic, Inc.	1,679,771	78,277,329
Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	260,076	24,782,642
Household Products - 2.3%
Procter & Gamble Co.	468,108	35,182,997
Industrial Conglomerates - 3.0%
General Electric Co.	2,043,785	45,535,530
Insurance - 3.6%
MetLife, Inc.	1,472,170	54,970,828
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (A) (B)	2,742,645	10,394,624
Bio-Rad Laboratories, Inc. - Class A (A)	92,858	10,566,312
Multi-Utilities - 2.8%
PG&E Corp.	988,300	42,141,112
Multiline Retail - 6.6%
Macy’s, Inc.	1,434,223	56,666,151
Target Corp.	731,830	44,209,850
Oil, Gas & Consumable Fuels - 11.9%
Anadarko Petroleum Corp.	372,001	29,767,520
Chevron Corp.	474,445	54,632,342
Exxon Mobil Corp.	437,243	39,338,753
Occidental Petroleum Corp.	403,550	35,621,358
WPX Energy, Inc. (A) (B)	1,488,617	22,373,914

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 11.6%
ENDO Health Solutions, Inc. (A)	1,330,268	$42,116,285
Merck & Co., Inc.	1,224,481	52,958,803
Pfizer, Inc.	2,899,355	79,094,405
Zoetis, Inc. - Class A (A)	128,861	3,350,386
Road & Rail - 1.5%
CSX Corp.	1,059,465	23,340,014
Software - 1.0%
Activision Blizzard, Inc.	1,273,098	14,500,586

Total Common Stocks (cost $1,333,996,951)		1,485,275,713

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (C)	31,567,876	31,567,876

Total Securities Lending Collateral (cost $31,567,876)		31,567,876

	Principal	Value
REPURCHASE AGREEMENT - 5.4%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $82,102,095 on 02/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 08/15/2039 - 11/15/2040, and with a total value of $83,744,785.	$82,102,026	82,102,026

Total Repurchase Agreement (cost $82,102,026)		82,102,026

Total Investment Securities (cost $1,447,666,853) (D)		1,598,945,615
Other Assets and Liabilities - Net		(74,944,309)

Net Assets		$1,524,001,306

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $30,426,851. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $1,447,666,853. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $156,272,215 and $4,993,453, respectively. Net unrealized appreciation for tax purposes is $151,278,762.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$1,485,275,713	$—	$—	$1,485,275,713
Securities Lending Collateral	31,567,876	—	—	31,567,876
Repurchase Agreement	—	82,102,026	—	82,102,026

Total Investment Securities	$1,516,843,589	$82,102,026	$—	$1,598,945,615

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 106.3%
Aerospace & Defense - 1.9%
United Technologies Corp. (A)	22,790	$1,995,720
Auto Components - 2.1%
BorgWarner, Inc. (B)	2,310	171,356
Johnson Controls, Inc. (A)	38,240	1,188,881
Lear Corp.	8,820	432,180
TRW Automotive Holdings Corp. (B)	7,300	420,699
Automobiles - 1.5%
General Motors Co. (A) (B)	55,650	1,563,209
Beverages - 3.3%
Beam, Inc.	5,620	344,731
Coca-Cola Co. (A)	17,410	648,348
Coca-Cola Enterprises, Inc. (A)	52,520	1,831,372
Constellation Brands, Inc. - Class A (B)	960	31,066
Dr. Pepper Snapple Group, Inc. (A)	6,380	287,547
PepsiCo, Inc. (A)	5,780	421,073
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (B)	2,890	271,631
Biogen Idec, Inc. (A) (B)	9,170	1,431,254
Celgene Corp. (A) (B)	12,990	1,285,490
Dendreon Corp. (A) (B)	9,480	55,742
Onyx Pharmaceuticals, Inc. (B)	4,870	377,522
Vertex Pharmaceuticals, Inc. (B)	10,820	484,520
Building Products - 0.5%
Masco Corp. (A)	28,120	517,127
Capital Markets - 2.3%
Ameriprise Financial, Inc.	1,070	70,962
Goldman Sachs Group, Inc. (A)	3,400	502,724
Invesco, Ltd. (A)	23,110	629,748
Morgan Stanley (A)	23,480	536,518
State Street Corp. (A)	8,420	468,573
TD Ameritrade Holding Corp. (A)	13,930	270,103
Chemicals - 3.2%
Air Products & Chemicals, Inc. (A)	17,640	1,542,265
Axiall Corp. (A) (B) (C)	21,170	1,189,331
Dow Chemical Co.	15,960	513,912
E.I. du Pont de Nemours & Co. (A)	3,990	189,325
Commercial Banks - 2.2%
CIT Group, Inc. (A) (B)	6,390	270,616
Comerica, Inc.	10,650	365,934
East-West Bancorp, Inc. (A)	8,200	192,290
Regions Financial Corp. (A)	34,570	268,955
SunTrust Banks, Inc. (A)	8,610	244,266
Wells Fargo & Co. (A)	27,270	949,814
Zions Bancorporation (A)	5,560	129,659
Commercial Services & Supplies - 0.9%
Tyco International, Ltd. (A)	32,870	993,660
Communications Equipment - 2.3%
Cisco Systems, Inc. (A)	42,560	875,459
Juniper Networks, Inc. (A) (B)	13,140	294,073
QUALCOMM, Inc. (A)	20,408	1,347,541
Computers & Peripherals - 0.8%
Apple, Inc. (A)	1,940	883,301
Construction & Engineering - 1.2%
Fluor Corp. (A)	19,120	1,239,550
Consumer Finance - 0.4%
American Express Co.	6,510	382,853
Containers & Packaging - 0.2%
Rock-Tenn Co. - Class A	2,880	227,376

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 2.1%
Bank of America Corp. (A)	88,230	$998,764
Citigroup, Inc. (A)	17,399	733,542
CME Group, Inc. - Class A	4,800	277,632
IntercontinentalExchange, Inc. (A) (B)	1,690	234,487
Electric Utilities - 3.4%
Edison International	14,768	711,670
Exelon Corp.	14,370	451,793
NextEra Energy, Inc. (A)	15,770	1,136,228
NV Energy, Inc. (A)	74,840	1,416,721
Electrical Equipment - 1.7%
Emerson Electric Co. (A)	31,940	1,828,565
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	4,480	200,346
Ensco PLC - Class A	3,780	240,295
Halliburton Co. (A)	9,520	387,273
National Oilwell Varco, Inc.	2,950	218,713
Schlumberger, Ltd. (A)	7,890	615,814
Food Products - 6.4%
Archer-Daniels-Midland Co. (A)	26,220	748,057
Campbell Soup Co. (A)	40,430	1,484,185
ConAgra Foods, Inc. (A)	42,700	1,395,863
General Mills, Inc. (A)	47,010	1,971,599
Mondelez International, Inc. - Class A (A)	27,810	772,840
Tyson Foods, Inc. - Class A (A)	22,410	495,709
Gas Utilities - 0.3%
AGL Resources, Inc.	7,290	304,722
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	200	6,776
Boston Scientific Corp. (B)	94,900	708,903
CareFusion Corp. (B)	20,540	637,562
Covidien PLC (A)	20,160	1,256,774
Health Care Providers & Services - 2.3%
DaVita, Inc. (B)	8,730	1,007,530
Humana, Inc. (A)	9,470	704,189
UnitedHealth Group, Inc. (A)	14,610	806,618
Health Care Technology - 0.3%
Cerner Corp. (B)	3,440	283,972
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. (A)	5,270	204,054
Royal Caribbean Cruises, Ltd.	10,300	372,860
Household Durables - 0.7%
Lennar Corp. - Class A	7,550	313,627
PulteGroup, Inc. (B)	16,760	347,602
Ryland Group, Inc. (A)	1,330	52,828
Household Products - 1.5%
Colgate-Palmolive Co.	3,470	372,574
Energizer Holdings, Inc.	10,080	877,061
Kimberly-Clark Corp.	3,690	330,292
Insurance - 6.1%
ACE, Ltd. (A)	26,450	2,256,979
Aflac, Inc.	3,070	162,894
Assurant, Inc.	3,110	118,926
Axis Capital Holdings, Ltd. (A)	24,410	934,171
Everest RE Group, Ltd. (A)	8,500	984,385
Hartford Financial Services Group, Inc.	18,380	455,824
MetLife, Inc. (A)	32,750	1,222,885
Prudential Financial, Inc. (A)	8,250	477,510
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (A) (B)	3,460	918,630
Expedia, Inc. (A)	9,360	610,740

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services - 2.3%
eBay, Inc. (A) (B)	12,150	$679,549
Facebook, Inc. - Class A (A) (B)	1,830	56,675
Google, Inc. - Class A (A) (B)	2,320	1,753,201
IT Services - 1.6%
Cognizant Technology Solutions Corp. - Class A (A) (B)	7,450	582,441
Fidelity National Information Services, Inc.	6,610	245,297
Genpact, Ltd. (A)	11,060	185,255
Jack Henry & Associates, Inc.	2,680	111,166
Visa, Inc. - Class A (A)	4,040	637,957
Life Sciences Tools & Services - 0.6%
Mettler-Toledo International, Inc. (B)	3,000	637,590
Machinery - 2.6%
Deere & Co.	2,980	280,299
PACCAR, Inc. (A)	34,420	1,619,805
Pentair, Ltd.	8,654	438,585
SPX Corp.	6,720	501,513
Media - 5.8%
CBS Corp. - Class B (A)	44,460	1,854,871
DISH Network Corp. - Class A (A)	13,020	485,255
Time Warner Cable, Inc. (A)	4,400	393,096
Time Warner, Inc. (A)	70,620	3,567,723
Metals & Mining - 1.5%
Alcoa, Inc. (A)	92,060	813,810
Freeport-McMoRan Copper & Gold, Inc. (A)	12,060	425,115
Walter Energy, Inc.	11,510	432,201
Multi-Utilities - 2.3%
NiSource, Inc. (A)	27,430	741,433
PG&E Corp. (A)	11,155	475,649
Sempra Energy	17,020	1,277,351
Multiline Retail - 0.7%
Target Corp. (A)	12,690	766,603
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.	3,820	305,676
Cheniere Energy, Inc. (B)	24,410	518,224
EOG Resources, Inc.	2,350	293,703
Marathon Petroleum Corp.	8,070	598,875
Occidental Petroleum Corp. (A)	13,260	1,170,460
Peabody Energy Corp.	3,760	94,564
Williams Cos., Inc. (A)	16,270	570,264
Pharmaceuticals - 3.8%
Allergan, Inc.	6,450	677,315
Merck & Co., Inc. (A)	66,380	2,870,935
Mylan, Inc. (B)	4,620	130,607
Warner Chilcott PLC - Class A	18,200	257,894
Zoetis, Inc. - Class A (B)	4,900	127,400
Real Estate Investment Trusts - 9.9%
American Campus Communities, Inc. - Class A	23,820	1,109,297
Apartment Investment & Management Co. - Class A	20,140	549,419
AvalonBay Communities, Inc.	5,980	776,144
Boston Properties, Inc. (A)	2,080	218,982
CBL & Associates Properties, Inc.	9,920	213,181
CubeSmart - Class A	7,210	109,953
Digital Realty Trust, Inc.	6,700	454,997
Duke Realty Corp.	18,800	289,708
Equity Residential	4,160	230,422
Extra Space Storage, Inc.	4,500	179,280
HCP, Inc.	9,550	443,025
Highwoods Properties, Inc.	23,800	856,800
Kimco Realty Corp.	20,830	432,639
LaSalle Hotel Properties (A)	27,960	763,308
Liberty Property Trust (A)	26,800	1,049,756
National Retail Properties, Inc.	13,730	439,635

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Post Properties, Inc.	9,900	$480,249
Public Storage	4,320	664,978
Simon Property Group, Inc. (A)	5,610	898,610
Sunstone Hotel Investors, Inc. (B)	23,970	277,333
Ventas, Inc. (A)	4,270	283,058
Road & Rail - 2.0%
CSX Corp. (A)	46,080	1,015,143
Norfolk Southern Corp. (A)	3,720	256,196
Union Pacific Corp. (A)	6,550	861,063
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp. (A)	12,610	421,426
ASML Holding NV	4,565	342,786
Avago Technologies, Ltd.	7,220	258,259
Broadcom Corp. - Class A (A)	32,510	1,054,949
Freescale Semiconductor, Ltd. (A) (B)	31,520	455,464
KLA-Tencor Corp.	5,650	310,242
LAM Research Corp. (A) (B)	36,150	1,487,211
LSI Corp. (A) (B)	68,290	480,762
Maxim Integrated Products, Inc. (A)	1,780	55,981
Xilinx, Inc. (A)	21,850	797,307
Software - 2.9%
Adobe Systems, Inc. (A) (B)	11,170	422,561
Citrix Systems, Inc. (A) (B)	6,450	471,882
MICROS Systems, Inc. (B)	8,000	368,240
Microsoft Corp. (A)	26,580	730,153
Oracle Corp. (A)	18,700	664,037
Splunk, Inc. (B)	5,540	182,598
Zynga, Inc. - Class A (A) (B)	96,240	260,810
Specialty Retail - 2.5%
AutoZone, Inc. (A) (B)	1,340	495,398
Home Depot, Inc. (A)	11,050	739,466
Lowe’s Cos., Inc.	14,490	553,373
Ross Stores, Inc.	9,390	560,583
TJX Cos., Inc.	7,570	342,013
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc. (A)	6,340	323,340
Lululemon Athletica, Inc. (B)	4,290	296,010
V.F. Corp.	3,820	563,756
Tobacco - 0.5%
Philip Morris International, Inc.	6,030	531,605
Trading Companies & Distributors - 0.4%
WW Grainger, Inc.	2,190	477,026
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (A) (B)	64,580	363,585

Total Common Stocks (cost $101,825,655)		114,831,616

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (D)
State Street Bank & Trust Co. 0.03% (E), dated 01/31/2013, to be repurchased at $21,494 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $24,807.	$21,494	21,494

Total Repurchase Agreement (cost $21,494)		21,494

Total Investment Securities (cost $101,847,149) (F)		114,853,110
Other Assets and Liabilities - Net		(6,800,295)

Net Assets		$108,052,815

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (80.6%)
COMMON STOCKS - (80.6%)
Aerospace & Defense - (2.9%)
Boeing Co.	(7,555)	$(558,088)
Lockheed Martin Corp.	(17,340)	(1,506,326)
Raytheon Co.	(10,530)	(554,720)
Textron, Inc.	(16,570)	(476,553)
Air Freight & Logistics - (0.9%)
FedEx Corp.	(4,850)	(492,032)
United Parcel Service, Inc. - Class B	(5,730)	(454,332)
Auto Components - (0.8%)
Autoliv, Inc.	(5,690)	(374,402)
Gentex Corp.	(24,240)	(463,711)
Automobiles - (0.7%)
Ford Motor Co.	(59,820)	(774,669)
Beverages - (0.6%)
Brown-Forman Corp. - Class B	(9,650)	(624,355)
Biotechnology - (0.9%)
Amgen, Inc.	(7,970)	(681,116)
Medivation, Inc. (B)	(1,930)	(104,915)
United Therapeutics Corp. (B)	(2,890)	(155,742)
Capital Markets - (1.2%)
BlackRock, Inc. - Class A	(1,480)	(349,694)
Federated Investors, Inc. - Class B	(8,530)	(201,820)
Franklin Resources, Inc.	(5,440)	(744,627)
Teton Advisors, Inc. - Class B (G)	(3)	—
Chemicals - (2.8%)
Cabot Corp.	(6,590)	(246,664)
Celanese Corp. - Series A	(2,790)	(130,795)
OM Group, Inc. (B)	(5,330)	(147,214)
Praxair, Inc.	(15,710)	(1,733,913)
Sigma-Aldrich Corp.	(3,660)	(283,028)
Valspar Corp.	(8,180)	(542,170)
Commercial Banks - (2.1%)
Bank of Hawaii Corp.	(10,520)	(505,907)
Commerce Bancshares, Inc.	(9,280)	(348,464)
Trustmark Corp.	(14,190)	(328,215)
UMB Financial Corp.	(13,440)	(594,989)
Valley National Bancorp	(48,917)	(478,897)
Communications Equipment - (0.4%)
JDS Uniphase Corp. (B)	(7,590)	(110,131)
Motorola Solutions, Inc.	(4,800)	(280,272)
Computers & Peripherals - (0.5%)
Seagate Technology PLC	(8,930)	(303,441)
Western Digital Corp.	(4,410)	(207,270)
Construction Materials - (0.2%)
Vulcan Materials Co.	(3,490)	(197,395)
Electric Utilities - (2.8%)
Consolidated Edison, Inc.	(15,090)	(858,319)
Duke Energy Corp.	(8,696)	(597,763)
Entergy Corp.	(8,500)	(549,100)
FirstEnergy Corp.	(5,340)	(216,217)
PPL Corp.	(10,890)	(329,858)
Southern Co.	(10,830)	(479,011)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Electrical Equipment - (1.1%)
Rockwell Automation, Inc.	(13,890)	$(1,238,849)
Energy Equipment & Services - (0.8%)
Diamond Offshore Drilling, Inc.	(4,260)	(319,883)
Nabors Industries, Ltd. (B)	(19,850)	(330,900)
Tenaris SA - ADR	(5,510)	(231,806)
Food & Staples Retailing - (0.2%)
Safeway, Inc.	(9,080)	(174,790)
Food Products - (3.9%)
Hershey Co.	(29,570)	(2,349,337)
HJ Heinz Co.	(19,970)	(1,210,781)
Mead Johnson Nutrition Co. - Class A	(8,250)	(627,000)
Gas Utilities - (0.3%)
National Fuel Gas Co.	(5,770)	(313,888)
Health Care Equipment & Supplies - (2.9%)
Becton Dickinson and Co.	(4,090)	(343,723)
Edwards Lifesciences Corp. (B)	(3,590)	(322,849)
Medtronic, Inc.	(16,590)	(773,094)
Varian Medical Systems, Inc. (B)	(10,920)	(771,498)
Zimmer Holdings, Inc.	(11,910)	(888,486)
Health Care Providers & Services - (0.6%)
Tenet Healthcare Corp. (B)	(10,260)	(398,396)
WellPoint, Inc.	(3,740)	(242,427)
Health Care Technology - (0.2%)
Quality Systems, Inc.	(12,020)	(219,245)
Hotels, Restaurants & Leisure - (0.5%)
Choice Hotels International, Inc.	(3,520)	(126,861)
Hyatt Hotels Corp. - Class A (B)	(10,600)	(424,742)
Household Durables - (0.4%)
Toll Brothers, Inc. (B)	(12,300)	(460,635)
Household Products - (0.9%)
Church & Dwight Co., Inc.	(17,180)	(992,832)
Industrial Conglomerates - (1.8%)
Danaher Corp.	(10,610)	(635,858)
General Electric Co.	(59,990)	(1,336,577)
Insurance - (7.3%)
Allstate Corp.	(12,910)	(566,749)
American International Group, Inc. (B)	(13,350)	(505,030)
Aon PLC	(21,610)	(1,247,761)
Arch Capital Group, Ltd. (B)	(11,450)	(531,509)
Chubb Corp.	(11,260)	(904,291)
Lincoln National Corp.	(10,810)	(313,274)
Principal Financial Group, Inc.	(3,650)	(113,186)
Progressive Corp.	(22,230)	(499,953)
RenaissanceRe Holdings, Ltd.	(2,520)	(215,813)
Torchmark Corp.	(12,670)	(705,846)
Travelers Cos., Inc.	(11,380)	(892,875)
WR Berkley Corp.	(25,290)	(1,041,189)
XL Group PLC	(11,860)	(328,759)
Internet & Catalog Retail - (1.0%)
NetFlix, Inc. (B)	(4,860)	(803,066)
priceline.com, Inc. (B)	(370)	(253,624)
Internet Software & Services - (0.3%)
AOL, Inc. (B)	(10,920)	(334,698)
IT Services - (1.0%)
Automatic Data Processing, Inc.	(6,260)	(371,155)
Fiserv, Inc. (B)	(2,160)	(173,470)
Paychex, Inc.	(11,890)	(387,971)
SAIC, Inc.	(17,240)	(208,604)
Leisure Equipment & Products - (0.5%)
Hasbro, Inc.	(13,940)	(520,938)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Life Sciences Tools & Services - (0.2%)
Agilent Technologies, Inc.	(5,470)	$(244,947)
Machinery - (3.3%)
Caterpillar, Inc.	(7,240)	(712,344)
Cummins, Inc.	(2,170)	(249,181)
Dover Corp.	(20,130)	(1,392,593)
Illinois Tool Works, Inc.	(16,775)	(1,053,973)
Parker Hannifin Corp.	(1,640)	(152,471)
Media - (5.6%)
Discovery Communications, Inc. - Series A (B)	(4,690)	(325,392)
Gannett Co., Inc.	(25,790)	(506,258)
Interpublic Group of Cos., Inc.	(18,380)	(222,582)
News Corp. - Class B	(42,560)	(1,201,894)
Omnicom Group, Inc.	(27,950)	(1,517,126)
Scripps Networks Interactive, Inc. - Class A	(23,390)	(1,444,800)
Washington Post Co. - Class B	(2,300)	(887,064)
Metals & Mining - (2.2%)
Cliffs Natural Resources, Inc.	(24,570)	(916,707)
Nucor Corp.	(29,200)	(1,343,492)
Vale SA - Class B ADR	(6,060)	(122,230)
Multi-Utilities - (1.6%)
Dominion Resources, Inc.	(6,190)	(334,941)
Public Service Enterprise Group, Inc.	(25,010)	(779,812)
Wisconsin Energy Corp.	(15,390)	(606,827)
Oil, Gas & Consumable Fuels - (3.3%)
Chesapeake Energy Corp.	(14,000)	(282,520)
CONSOL Energy, Inc.	(14,580)	(456,937)
Devon Energy Corp.	(5,960)	(340,852)
EnCana Corp.	(8,735)	(169,110)
Exxon Mobil Corp.	(10,440)	(939,287)
Southwestern Energy Co. (B)	(7,870)	(269,941)
Spectra Energy Corp.	(5,700)	(158,346)
TransCanada Corp.	(15,780)	(747,499)
WPX Energy, Inc. (B)	(16,750)	(251,752)
Personal Products - (0.6%)
Estee Lauder Cos., Inc. - Class A	(10,410)	(634,281)
Pharmaceuticals - (2.8%)
AbbVie, Inc.	(8,720)	(319,937)
Eli Lilly & Co.	(34,080)	(1,829,755)
Forest Laboratories, Inc. (B)	(10,740)	(389,862)
Hospira, Inc. (B)	(13,880)	(473,586)
Real Estate Investment Trusts - (8.4%)
Corporate Office Properties Trust	(24,400)	(645,624)
DCT Industrial Trust, Inc.	(97,930)	(691,386)
Douglas Emmett, Inc.	(15,810)	(368,689)
EastGroup Properties, Inc.	(15,500)	(868,620)
Excel Trust, Inc.	(16,970)	(213,483)
Health Care REIT, Inc.	(12,770)	(802,467)
Home Properties, Inc.	(5,110)	(314,112)
Mack-Cali Realty Corp.	(16,060)	(436,350)
Mid-America Apartment Communities, Inc.	(9,220)	(602,711)
Pennsylvania Real Estate Investment Trust	(11,460)	(211,322)
Realty Income Corp.	(19,190)	(838,219)
Senior Housing Properties Trust	(29,120)	(701,501)
Tanger Factory Outlet Centers	(21,520)	(762,238)
Vornado Realty Trust	(7,200)	(608,112)
Weingarten Realty Investors	(34,340)	(990,366)
Real Estate Management & Development - (0.4%)
Brookfield Office Properties, Inc.	(25,470)	(418,982)
Road & Rail - (1.5%)
Heartland Express, Inc.	(39,270)	(543,104)
Knight Transportation, Inc.	(32,000)	(510,400)
Werner Enterprises, Inc.	(23,210)	(548,220)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - (6.4%)
Analog Devices, Inc.	(7,380)	$(322,063)
Atmel Corp. (B)	(24,160)	(161,872)
Cypress Semiconductor Corp. (B)	(29,180)	(299,679)
Intel Corp.	(52,570)	(1,106,073)
Linear Technology Corp.	(14,640)	(536,117)
Marvell Technology Group, Ltd.	(20,200)	(186,850)
Maxim Integrated Products, Inc.	(3,200)	(100,640)
Microchip Technology, Inc.	(41,230)	(1,379,143)
NVIDIA Corp.	(30,900)	(378,834)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(82,800)	(1,468,872)
Texas Instruments, Inc.	(29,640)	(980,491)
Software - (0.7%)
Electronic Arts, Inc. (B)	(38,010)	(597,897)
Salesforce.com, Inc. (B)	(730)	(125,655)
Specialty Retail - (0.7%)
Bed Bath & Beyond, Inc. (B)	(3,310)	(194,297)
CarMax, Inc. (B)	(5,700)	(224,694)
O’Reilly Automotive, Inc. (B)	(3,620)	(335,393)
Thrifts & Mortgage Finance - (0.3%)
New York Community Bancorp, Inc.	(24,840)	(331,614)
Tobacco - (1.3%)
Altria Group, Inc.	(42,930)	(1,445,882)
Trading Companies & Distributors - (0.5%)
Fastenal Co.	(10,950)	(543,996)
Wireless Telecommunication Services - (0.3%)
Crown Castle International Corp. (B)	(4,670)	(329,329)

Total Common Stocks (proceeds $(78,226,063))		(87,043,949)

Total Securities Sold Short (proceeds $(78,226,063))		(87,043,949)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open securities sold short transactions. Total value of securities segregated as collateral for open securities sold short transactions is $59,554,900.
(B)	Non-income producing security.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Percentage rounds to less than 0.1%.
(E)	Rate shown reflects the yield at January 31, 2013.
(F)	Aggregate cost for federal income tax purposes is $101,847,149. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $14,314,197 and $1,308,236, respectively. Net unrealized appreciation for tax purposes is $13,005,961.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the fund’s net assets.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$114,831,616	$—	$—	$114,831,616
Repurchase Agreement	—	21,494	—	21,494

Total Investment Securities	$114,831,616	$21,494	$—	$114,853,110

Securities Sold Short
Common Stocks	$(87,043,949)	$—	$—	$(87,043,949)

Total Securities Sold Short	$(87,043,949)	$—	$—	$(87,043,949)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Securities Sold Short

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (I)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

(I)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 9.8%
U.S. Treasury Bill 0.08%, 06/20/2013 (A)	$35,470,000	$35,456,897

Total Short-Term U.S. Government Obligations (cost $35,456,897)		35,456,897

	Shares	Value
INVESTMENT COMPANIES - 81.6%
Capital Markets - 73.4%
Dreyfus Treasury Cash Management	117,348,370	117,348,370
UBS Select Treasury Preferred	146,792,853	146,792,853
Money Market - 8.2%
BlackRock Liquidity Funds T-Fund Portfolio	29,444,415	29,444,415

Total Investment Companies (cost $293,585,638)		293,585,638

Total Investment Securities (cost $329,042,535) (B)		329,042,535
Other Assets and Liabilities - Net		30,924,011

Net Assets		$359,966,546

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (C)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (D)

Reference Entity	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2-Year Euro-Schatz Futures	03/07/2013	BOA	$68,000	$(2,964)	$—	$(2,964)
Aluminum March Futures	03/20/2013	BCLY	125	4,688	—	4,688
Cocoa May Futures	05/15/2013	BCLY	930	(13,810)	—	(13,810)
Coffee March Futures	03/18/2013	BCLY	300,000	25,050	—	25,050

				$12,964	$—	$12,964

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (D)

Reference Entity	Termination Date	Counterparty	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
5-Year Euro-Bobl Futures	03/07/2013	BOA	$21,000	$(35,631)	$(2,998)	$(32,633)
5-Year U.S. Treasury Note Futures	03/28/2013	BOA	97,000	(75,197)	—	(75,197)
Corn March Futures	03/14/2013	BCLY	110,000	26,125	—	26,125
Swiss Market Index Futures	03/15/2013	RBS	1,170	670,417	—	670,417
Wheat March Futures	03/14/2013	BCLY	55,000	(46,052)	—	(46,052)

				$539,662	$(2,998)	$542,660

FUTURES CONTRACTS: (E)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Short	(12)	03/15/2013	$(3,440)
10-Year Government of Canada Bond	Short	(84)	03/20/2013	4,861
10-Year Japan Government Bond	Long	61	03/11/2013	(32,355)
10-Year U.S. Treasury Note	Long	47	03/19/2013	(45,173)
3-Month Aluminum	Long	17	02/14/2013	26,452
3-Month Aluminum	Short	(17)	02/14/2013	(24,824)
3-Month Aluminum	Long	26	02/27/2013	32,732
3-Month Aluminum	Short	(26)	02/27/2013	(31,038)
3-Month Aluminum	Long	30	02/28/2013	37,995
3-Month Aluminum	Short	(30)	02/28/2013	(38,875)
3-Month Aluminum	Short	(29)	03/04/2013	17,387
3-Month Aluminum	Long	29	03/04/2013	(21,268)
3-Month Aluminum	Short	(2)	03/05/2013	1,488
3-Month Aluminum	Long	2	03/05/2013	(1,629)
3-Month Aluminum	Long	16	03/21/2013	7,528
3-Month Aluminum	Short	(16)	03/21/2013	(5,948)
3-Month Aluminum	Long	2	04/03/2013	(4,450)
3-Month Aluminum	Short	(2)	04/03/2013	4,560
3-Month Aluminum	Long	23	04/09/2013	7,485
3-Month Aluminum	Short	(23)	04/09/2013	(9,935)
3-Month Aluminum	Long	3	04/10/2013	(1,944)
3-Month Aluminum	Short	(3)	04/10/2013	1,236
3-Month Canadian Bankers’ Acceptance	Short	(104)	06/17/2013	(19,233)
3-Month Canadian Bankers’ Acceptance	Short	(93)	09/16/2013	(19,293)
3-Month Copper	Long	1	02/05/2013	12,796
3-Month Copper	Short	(1)	02/05/2013	(12,916)
3-Month Copper	Short	(2)	02/06/2013	(22,842)
3-Month Copper	Long	2	02/06/2013	22,120
3-Month Copper	Short	(1)	02/07/2013	(9,246)
3-Month Copper	Long	1	02/07/2013	10,125
3-Month Copper	Short	(3)	02/08/2013	(40,496)
3-Month Copper	Long	3	02/08/2013	38,142
3-Month Copper	Long	1	02/12/2013	13,141
3-Month Copper	Short	(1)	02/12/2013	(13,481)
3-Month Copper	Long	2	02/13/2013	27,522

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FUTURES CONTRACTS (continued): (E)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Copper	Short	(2)	02/13/2013	$(28,025)
3-Month Copper	Long	2	02/14/2013	22,201
3-Month Copper	Short	(2)	02/14/2013	(22,348)
3-Month Copper	Long	1	02/19/2013	10,973
3-Month Copper	Short	(1)	02/19/2013	(11,258)
3-Month Copper	Short	(5)	03/04/2013	(16,800)
3-Month Copper	Long	5	03/04/2013	18,498
3-Month Copper	Short	(3)	03/05/2013	(8,058)
3-Month Copper	Long	3	03/05/2013	5,867
3-Month Copper	Short	(2)	03/06/2013	(4,619)
3-Month Copper	Long	2	03/06/2013	5,087
3-Month Copper	Long	6	03/21/2013	54,525
3-Month Copper	Short	(6)	03/21/2013	(51,789)
3-Month Copper	Long	4	04/03/2013	(8,696)
3-Month Copper	Short	(4)	04/03/2013	6,332
3-Month EURIBOR	Short	(44)	06/17/2013	(698)
3-Month EURIBOR	Short	(64)	09/16/2013	308
3-Month EURIBOR	Short	(61)	12/16/2013	721
3-Month EURIBOR	Short	(43)	03/17/2014	236
3-Month EURIBOR	Short	(27)	06/16/2014	(1,359)
3-Month EURIBOR	Short	(16)	09/15/2014	(677)
3-Month EURIBOR	Short	(2)	12/15/2014	(34)
3-Month Euroswiss	Short	(253)	06/17/2013	42,109
3-Month Euroswiss	Short	(208)	09/16/2013	49,785
3-Month Nickel	Long	2	02/05/2013	29,663
3-Month Nickel	Short	(2)	02/05/2013	(29,339)
3-Month Nickel	Long	1	02/06/2013	13,223
3-Month Nickel	Short	(1)	02/06/2013	(13,798)
3-Month Nickel	Short	(1)	02/07/2013	(11,640)
3-Month Nickel	Long	1	02/07/2013	11,944
3-Month Nickel	Long	2	02/08/2013	26,778
3-Month Nickel	Short	(2)	02/08/2013	(28,374)
3-Month Nickel	Long	1	02/13/2013	13,895
3-Month Nickel	Short	(1)	02/13/2013	(14,384)
3-Month Nickel	Long	6	02/14/2013	73,206
3-Month Nickel	Short	(6)	02/14/2013	(77,315)
3-Month Nickel	Long	3	02/15/2013	42,869
3-Month Nickel	Short	(3)	02/15/2013	(41,945)
3-Month Nickel	Long	4	02/19/2013	51,387
3-Month Nickel	Short	(4)	02/19/2013	(52,507)
3-Month Nickel	Long	2	02/28/2013	14,543
3-Month Nickel	Short	(2)	02/28/2013	(12,459)
3-Month Nickel	Short	(8)	03/04/2013	(35,439)
3-Month Nickel	Long	8	03/04/2013	35,634
3-Month Nickel	Short	(4)	03/05/2013	(17,813)
3-Month Nickel	Long	4	03/05/2013	17,570
3-Month Nickel	Short	(4)	03/06/2013	(16,368)
3-Month Nickel	Long	4	03/06/2013	17,951
3-Month Nickel	Long	2	04/03/2013	6,096
3-Month Nickel	Short	(2)	04/03/2013	(6,442)
3-Month Nickel	Long	4	04/04/2013	20,649
3-Month Nickel	Short	(4)	04/04/2013	(23,352)
3-Month Sterling	Long	107	06/19/2013	(8,816)
3-Month Sterling	Long	51	09/18/2013	(4,274)
3-Month Sterling	Long	47	12/18/2013	(2,637)
3-Month Sterling	Long	44	03/19/2014	(2,907)
3-Month Sterling	Long	42	06/18/2014	(3,343)
3-Month Sterling	Long	33	09/17/2014	(3,863)
3-Month Sterling	Long	35	12/17/2014	(2,774)
3-Month Zinc	Long	6	02/05/2013	42,405
3-Month Zinc	Short	(6)	02/05/2013	(41,784)
3-Month Zinc	Long	21	02/15/2013	97,552
3-Month Zinc	Short	(21)	02/15/2013	(99,796)
3-Month Zinc	Long	7	02/19/2013	34,462
3-Month Zinc	Short	(7)	02/19/2013	(34,834)
3-Month Zinc	Long	9	02/20/2013	42,486
3-Month Zinc	Short	(9)	02/20/2013	(43,988)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FUTURES CONTRACTS (continued): (E)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Zinc	Long	5	02/21/2013	$26,551
3-Month Zinc	Short	(5)	02/21/2013	(27,134)
3-Month Zinc	Long	12	02/27/2013	41,250
3-Month Zinc	Short	(12)	02/27/2013	(40,875)
3-Month Zinc	Long	27	02/28/2013	78,824
3-Month Zinc	Short	(27)	02/28/2013	(77,372)
3-Month Zinc	Short	(11)	03/04/2013	(29,874)
3-Month Zinc	Long	11	03/04/2013	28,896
3-Month Zinc	Long	16	04/09/2013	40,872
3-Month Zinc	Short	(16)	04/09/2013	(46,271)
3-Month Zinc	Long	7	04/10/2013	16,560
3-Month Zinc	Short	(7)	04/10/2013	(19,282)
3-Month Zinc	Long	1	04/24/2013	2,152
3-Month Zinc	Short	(1)	04/24/2013	(1,797)
3-Month Zinc	Long	6	04/25/2013	5,199
3-Month Zinc	Short	(6)	04/25/2013	(6,851)
3-Month Zinc	Long	4	04/29/2013	6,132
3-Month Zinc	Short	(4)	04/29/2013	(6,122)
3-Year Australian Treasury Bond	Short	(216)	03/15/2013	(13,377)
30-Year U.S. Treasury Bond	Short	(18)	03/19/2013	1,554
90-Day Eurodollar	Long	54	06/17/2013	(3,130)
90-Day Eurodollar	Long	2	09/16/2013	(200)
90-Day Eurodollar	Short	(5)	12/16/2013	125
90-Day Eurodollar	Short	(29)	03/17/2014	(1,148)
90-Day Eurodollar	Short	(42)	06/16/2014	(1,183)
90-Day Eurodollar	Short	(38)	09/15/2014	(1,809)
90-Day Eurodollar	Short	(24)	12/15/2014	(122)
AEX Index	Long	106	02/15/2013	193,972
Aluminum Hg	Short	(82)	03/20/2013	14,444
Aluminum Hg	Long	31	03/20/2013	(18,394)
ASX SPI 200 Index	Long	108	03/21/2013	720,772
Brent Crude Oil Penultimate Financial Futures	Long	50	02/12/2013	183,240
CAC 40 Index	Long	174	02/15/2013	60,519
Cocoa	Short	(132)	03/13/2013	40,397
Cocoa	Short	(3)	05/15/2013	(31)
Coffee “C”	Short	(122)	03/18/2013	436,139
Copper	Long	17	03/20/2013	50,844
Copper	Short	(10)	03/20/2013	(45,863)
Corn	Long	143	03/14/2013	91,074
Cotton No. 2	Short	(23)	03/06/2013	(120,958)
DAX Index	Long	34	03/15/2013	187,920
DJIA Mini Index	Long	137	03/15/2013	286,972
European Gasoil (ICE)	Long	25	02/11/2013	31,775
FTSE 100 Index	Long	101	03/15/2013	544,309
FTSE JSE Top 40 Index	Long	298	03/20/2013	458,646
FTSE MIB Index	Long	61	03/15/2013	461,746
German Euro Bund	Long	7	03/07/2013	(18,244)
German Euro BUXL	Long	14	03/07/2013	(19,973)
German Euro Schatz	Short	(846)	03/07/2013	45,677
Gold 100 oz	Short	(81)	04/26/2013	124,542
Hang Seng China ENT Index	Long	77	02/27/2013	32,618
Hang Seng Index Futures	Long	64	02/27/2013	36,238
Henry Hub Nat Gas Swap	Short	(517)	02/26/2013	113,740
IBEX 35 Index	Long	49	02/15/2013	(116,756)
KOSPI 200 Index	Long	42	03/14/2013	(89,087)
Lean Hogs	Short	(157)	04/12/2013	(61,740)
MSCI Taiwan Index	Long	254	02/26/2013	140,669
NASDAQ 100 E-Mini Index	Long	111	03/15/2013	19,101
Nickel	Short	(22)	03/20/2013	(108,712)
Nickel	Long	16	03/20/2013	69,408
NYMEX Heating Oil	Short	(2)	02/27/2013	(11,390)
RBOB Gasoline	Long	107	02/27/2013	787,202
Russell 2000 Mini Index	Long	82	03/15/2013	424,263
S&P 500 E-Mini Index	Long	115	03/15/2013	255,390
S&P Midcap 400 E-Mini Index	Long	78	03/15/2013	564,027
S&P TSE 60 Index	Long	71	03/15/2013	236,364
SGX CNX Nifty Index	Long	553	02/28/2013	(38,377)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FUTURES CONTRACTS (continued): (E)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
SGX MSCI Singapore Index	Long	174	02/27/2013	$57,973
Silver	Short	(14)	03/26/2013	(64,210)
Soybean	Long	60	03/14/2013	23,522
Soybean Meal	Short	(3)	03/14/2013	8,025
Soybean Oil	Short	(30)	03/14/2013	(64,808)
Sugar #11	Short	(639)	02/28/2013	587,944
TOPIX Index	Long	63	03/08/2013	1,001,611
U.K. Long Gilt Bond	Short	(23)	03/26/2013	194
WTI-Brent Bullet Swap Future	Long	26	02/19/2013	14,110
Zinc	Short	(23)	03/20/2013	(58,975)
Zinc	Long	76	03/20/2013	190,131

				$7,561,155

FORWARD FOREIGN CURRENCY CONTRACTS: (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	CSFB	(6,426)	03/20/2013	$(6,698)	$21
AUD	DUB	(46,936)	03/20/2013	(48,921)	155
AUD	GSC	(43,043)	03/20/2013	(44,861)	140
AUD	RBS	(738,000)	03/20/2013	(773,504)	6,733
AUD	RBS	(904,000)	03/20/2013	(946,034)	6,792
AUD	RBS	(1,743,000)	03/20/2013	(1,823,876)	12,925
AUD	RBS	(552,000)	03/20/2013	(577,109)	3,589
AUD	RBS	(42,973)	03/20/2013	(44,792)	144
AUD	RBS	(745,000)	03/20/2013	(773,038)	(1,006)
AUD	RBS	(49,072)	03/20/2013	(51,143)	158
AUD	RBS	(37,550)	03/20/2013	(39,144)	130
AUD	RBS	(312,000)	03/20/2013	(323,743)	(421)
AUD	RBS	(714,000)	03/20/2013	(742,151)	316
AUD	RBS	(1,265,000)	03/20/2013	(1,315,434)	1,118
AUD	RBS	(487,000)	03/20/2013	(507,030)	1,044
AUD	RBS	(1,196,000)	03/20/2013	(1,251,243)	8,617
AUD	RBS	(1,685,000)	03/20/2013	(1,770,729)	20,039
AUD	RBS	(1,356,000)	03/20/2013	(1,424,512)	15,648
AUD	RBS	(30,000)	03/20/2013	(31,400)	231
AUD	RBS	(2,041,000)	03/20/2013	(2,135,712)	15,144
AUD	RBS	(2,638,000)	03/20/2013	(2,774,334)	33,492
AUD	RBS	(209,000)	03/20/2013	(219,618)	2,470
AUD	RBS	(2,597,000)	03/20/2013	(2,719,336)	21,092
AUD	RBS	(6,290,000)	03/20/2013	(6,551,571)	16,355
AUD	RBS	2,440,000	03/20/2013	2,529,922	5,202
AUD	RBS	1,821,000	03/20/2013	1,888,799	3,193
AUD	RBS	11,207,000	03/20/2013	11,590,279	53,626
AUD	RBS	6,674,000	03/20/2013	6,974,645	(40,459)
AUD	RBS	6,619,000	03/20/2013	6,864,816	12,226
AUD	RBS	3,129,000	03/20/2013	3,263,601	(12,617)
AUD	RBS	879,000	03/20/2013	917,880	(4,612)
AUD	RBS	(7,762,000)	03/20/2013	(8,039,822)	(24,780)
AUD	RBS	(6,709,000)	03/20/2013	(6,984,236)	13,685
AUD	RBS	(1,777,000)	03/20/2013	(1,851,055)	4,779
AUD	RBS	(187,000)	03/20/2013	(193,841)	(449)
BRL	RBS	(11,190,000)	03/20/2013	(5,234,108)	(353,349)
BRL	RBS	3,300,000	03/20/2013	1,599,269	48,506
BRL	RBS	1,300,000	03/20/2013	629,370	19,754
BRL	RBS	200,000	03/20/2013	97,921	1,944
BRL	RBS	800,000	03/20/2013	400,323	(862)
BRL	RBS	1,100,000	03/20/2013	549,462	(203)
CAD	RBS	(4,860,000)	03/20/2013	(4,923,898)	56,385
CAD	RBS	(278,000)	03/20/2013	(282,160)	3,730
CAD	RBS	(1,021,000)	03/20/2013	(1,027,592)	5,014
CAD	RBS	(959,000)	03/20/2013	(964,235)	3,753
CAD	RBS	(1,817,000)	03/20/2013	(1,841,884)	22,076
CAD	RBS	(1,133,000)	03/20/2013	(1,147,525)	12,774

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CAD	RBS	(627,000)	03/20/2013	$(631,547)	$3,578
CAD	RBS	(707,000)	03/20/2013	(705,990)	(2,102)
CAD	RBS	(4,010,000)	03/20/2013	(3,992,472)	(23,726)
CAD	RBS	25,256,000	03/20/2013	25,387,936	(92,897)
CAD	RBS	658,000	03/20/2013	665,305	(6,288)
CAD	RBS	1,628,000	03/20/2013	1,647,818	(17,301)
CAD	RBS	1,083,000	03/20/2013	1,098,878	(14,204)
CAD	RBS	143,000	03/20/2013	144,646	(1,425)
CAD	RBS	808,000	03/20/2013	816,716	(7,467)
CAD	RBS	1,555,000	03/20/2013	1,574,344	(16,941)
CAD	RBS	1,121,000	03/20/2013	1,135,158	(12,425)
CAD	RBS	(4,739,000)	03/20/2013	(4,688,981)	(57,344)
CAD	RBS	(3,287,000)	03/20/2013	(3,265,066)	(27,014)
CAD	RBS	(1,809,000)	03/20/2013	(1,803,438)	(8,358)
CAD	RBS	(1,333,000)	03/20/2013	(1,327,767)	(7,293)
CHF	RBS	(720,000)	03/20/2013	(771,504)	(20,079)
CLP	RBS	970,000,000	03/20/2013	1,990,764	52,201
COP	RBS	1,260,000,000	03/20/2013	687,867	18,909
CZK	RBS	(5,000,000)	03/20/2013	(258,823)	(5,794)
CZK	RBS	(7,000,000)	03/20/2013	(364,665)	(5,800)
CZK	RBS	(46,100,000)	03/20/2013	(2,378,136)	(61,639)
CZK	RBS	(5,000,000)	03/20/2013	(261,289)	(3,329)
CZK	RBS	(11,000,000)	03/20/2013	(570,984)	(11,175)
CZK	RBS	(1,000,000)	03/20/2013	(52,019)	(904)
CZK	RBS	(6,000,000)	03/20/2013	(312,804)	(4,737)
CZK	RBS	(7,000,000)	03/20/2013	(365,839)	(4,626)
CZK	RBS	(14,000,000)	03/20/2013	(727,643)	(13,287)
CZK	RBS	(5,000,000)	03/20/2013	(260,574)	(4,044)
CZK	RBS	(2,000,000)	03/20/2013	(104,804)	(1,043)
CZK	RBS	1,000,000	03/20/2013	51,966	958
CZK	RBS	10,000,000	03/20/2013	519,076	10,159
CZK	RBS	7,000,000	03/20/2013	359,642	10,823
CZK	RBS	15,000,000	03/20/2013	769,586	24,267
CZK	RBS	1,000,000	03/20/2013	51,773	1,150
CZK	RBS	1,000,000	03/20/2013	51,971	953
CZK	RBS	7,000,000	03/20/2013	365,967	4,497
CZK	RBS	2,000,000	03/20/2013	104,765	1,082
CZK	RBS	2,000,000	03/20/2013	105,312	535
CZK	RBS	12,000,000	03/20/2013	624,250	10,832
CZK	RBS	7,000,000	03/20/2013	361,212	9,253
CZK	RBS	(5,000,000)	03/20/2013	(262,804)	(1,814)
CZK	RBS	(12,000,000)	03/20/2013	(629,155)	(5,927)
EUR	RBS	(21,930,629)	03/20/2013	(28,572,961)	(1,212,654)
EUR	RBS	(3,452,000)	03/20/2013	(4,496,350)	(192,068)
EUR	RBS	(1,612,000)	03/20/2013	(2,110,254)	(79,123)
EUR	RBS	(16,607,000)	03/20/2013	(21,828,104)	(727,095)
EUR	RBS	(12,080,000)	03/20/2013	(15,731,286)	(675,458)
EUR	RBS	(4,747,000)	03/20/2013	(6,190,092)	(257,161)
EUR	RBS	(3,689,000)	03/20/2013	(4,838,708)	(171,597)
EUR	RBS	(3,425,000)	03/20/2013	(4,478,620)	(173,127)
EUR	RBS	(4,460,000)	03/20/2013	(5,773,962)	(283,495)
EUR	RBS	(11,816,000)	03/20/2013	(15,272,898)	(775,289)
EUR	RBS	(7,680,000)	03/20/2013	(9,962,746)	(468,032)
EUR	RBS	(1,291,000)	03/20/2013	(1,675,504)	(77,899)
EUR	RBS	165,000	03/20/2013	213,535	10,564
EUR	RBS	1,954,000	03/20/2013	2,545,853	108,020
EUR	RBS	6,712,000	03/20/2013	8,760,585	355,480
EUR	RBS	4,329,000	03/20/2013	5,668,508	211,028
EUR	RBS	5,183,000	03/20/2013	6,799,470	239,947
EUR	RBS	1,578,000	03/20/2013	2,062,544	80,655
EUR	RBS	283,000	03/20/2013	371,346	13,018
EUR	RBS	2,717,000	03/20/2013	3,579,402	110,758
EUR	RBS	5,366,000	03/20/2013	7,075,990	211,972
EUR	RBS	4,993,000	03/20/2013	6,626,682	154,682
EUR	RBS	5,959,000	03/20/2013	7,891,434	201,927
EUR	RBS	4,095,000	03/20/2013	5,415,098	146,626
EUR	RBS	2,277,000	03/20/2013	3,022,408	70,155

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	RBS	12,590,000	03/20/2013	$16,828,544	$270,869
EUR	RBS	8,441,000	03/20/2013	11,283,786	180,563
EUR	RBS	9,142,000	03/20/2013	12,145,796	270,633
EUR	RBS	3,644,000	03/20/2013	4,855,134	94,053
EUR	RBS	602,000	03/20/2013	806,179	11,441
EUR	RBS	7,940,000	03/20/2013	10,594,702	189,202
EUR	RBS	5,917,000	03/20/2013	7,871,638	164,679
EUR	RBS	2,002,000	03/20/2013	2,664,934	54,131
EUR	RBS	3,935,000	03/20/2013	5,280,954	63,462
EUR	RBS	7,728,000	03/20/2013	10,395,548	100,423
EUR	RBS	10,284,000	03/20/2013	13,850,111	117,353
EUR	RBS	4,027,000	03/20/2013	5,443,809	25,559
EUR	RBS	2,688,000	03/20/2013	3,644,877	5,895
GBP	RBS	(32,000)	03/20/2013	(51,780)	1,041
GBP	RBS	(1,057,000)	03/20/2013	(1,695,022)	19,067
GBP	RBS	(1,411,000)	03/20/2013	(2,268,926)	31,678
GBP	RBS	(1,531,000)	03/20/2013	(2,451,251)	23,733
GBP	RBS	(896,000)	03/20/2013	(1,447,005)	26,328
GBP	RBS	(1,762,000)	03/20/2013	(2,840,048)	46,262
GBP	RBS	(531,000)	03/20/2013	(854,779)	12,838
GBP	RBS	(2,640,000)	03/20/2013	(4,240,923)	55,000
GBP	RBS	(1,644,000)	03/20/2013	(2,632,251)	25,563
GBP	RBS	(1,060,000)	03/20/2013	(1,695,547)	14,836
GBP	RBS	(1,931,000)	03/20/2013	(3,081,544)	19,796
GBP	RBS	(2,444,000)	03/20/2013	(3,872,880)	(2,270)
GBP	RBS	(4,524,000)	03/20/2013	(7,167,634)	(5,515)
GBP	RBS	(1,506,000)	03/20/2013	(2,384,325)	(3,554)
GBP	RBS	(2,039,000)	03/20/2013	(3,221,326)	(11,665)
GBP	RBS	(248,000)	03/20/2013	(397,850)	4,627
GBP	RBS	260,000	03/20/2013	416,124	(3,874)
GBP	RBS	(1,353,000)	03/20/2013	(2,169,902)	24,617
GBP	RBS	120,000	03/20/2013	192,221	(1,952)
GBP	RBS	18,491,000	03/20/2013	29,754,793	(435,894)
GBP	RBS	146,000	03/20/2013	234,877	(3,382)
GBP	RBS	1,406,000	03/20/2013	2,255,088	(25,767)
GBP	RBS	89,000	03/20/2013	142,617	(1,501)
GBP	RBS	1,372,000	03/20/2013	2,205,979	(30,567)
GBP	RBS	753,000	03/20/2013	1,212,536	(18,597)
GBP	RBS	168,000	03/20/2013	272,097	(5,720)
GBP	RBS	680,000	03/20/2013	1,106,286	(28,094)
GBP	RBS	570,000	03/20/2013	926,559	(22,780)
GBP	RBS	550,000	03/20/2013	893,618	(21,551)
GBP	RBS	4,978,000	03/20/2013	8,073,443	(180,442)
GBP	RBS	343,000	03/20/2013	550,604	(6,751)
GBP	RBS	(1,083,000)	03/20/2013	(1,702,474)	(14,706)
GBP	RBS	(852,000)	03/20/2013	(1,338,156)	(12,755)
GBP	RBS	(892,000)	03/20/2013	(1,405,468)	(8,867)
GBP	RBS	(70,000)	03/20/2013	(110,758)	(232)
HUF	RBS	556,000,000	03/20/2013	2,516,186	48,536
IDR	RBS	(32,500,000,000)	03/20/2013	(3,365,783)	46,464
IDR	RBS	3,200,000,000	03/20/2013	327,070	(245)
ILS	RBS	(2,900,000)	03/20/2013	(759,083)	(21,337)
ILS	RBS	700,000	03/20/2013	183,146	5,231
ILS	RBS	900,000	03/20/2013	235,154	7,045
ILS	RBS	100,000	03/20/2013	26,027	884
ILS	RBS	800,000	03/20/2013	209,777	5,511
ILS	RBS	800,000	03/20/2013	209,546	5,742
ILS	RBS	500,000	03/20/2013	129,889	4,666
ILS	RBS	400,000	03/20/2013	104,018	3,626
ILS	RBS	300,000	03/20/2013	78,451	2,282
ILS	RBS	300,000	03/20/2013	79,072	1,661
ILS	RBS	200,000	03/20/2013	52,794	1,028
ILS	RBS	700,000	03/20/2013	184,654	3,723
ILS	RBS	700,000	03/20/2013	185,169	3,208
ILS	RBS	300,000	03/20/2013	79,957	776
ILS	RBS	400,000	03/20/2013	106,482	1,162
ILS	RBS	3,300,000	03/20/2013	883,929	4,134

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
ILS	RBS	1,700,000	03/20/2013	$449,848	$7,639
ILS	RBS	100,000	03/20/2013	26,753	158
ILS	RBS	400,000	03/20/2013	107,434	210
ILS	RBS	1,000,000	03/20/2013	267,573	1,537
ILS	RBS	900,000	03/20/2013	241,016	1,184
INR	RBS	(16,000,000)	03/20/2013	(288,027)	(9,825)
INR	RBS	(89,000,000)	03/20/2013	(1,600,422)	(56,381)
INR	RBS	(67,000,000)	03/20/2013	(1,206,769)	(40,487)
INR	RBS	(77,000,000)	03/20/2013	(1,375,729)	(57,685)
INR	RBS	(261,000,000)	03/20/2013	(4,737,103)	(121,611)
INR	RBS	(138,000,000)	03/20/2013	(2,485,240)	(83,735)
INR	RBS	(15,000,000)	03/20/2013	(269,637)	(9,599)
INR	RBS	(63,000,000)	03/20/2013	(1,129,633)	(43,160)
INR	RBS	(35,000,000)	03/20/2013	(617,280)	(34,271)
INR	RBS	(19,000,000)	03/20/2013	(336,400)	(17,299)
INR	RBS	73,000,000	03/20/2013	1,317,103	41,848
INR	RBS	23,000,000	03/20/2013	411,671	16,492
INR	RBS	12,000,000	03/20/2013	216,647	6,742
INR	RBS	9,000,000	03/20/2013	162,674	4,868
INR	RBS	41,000,000	03/20/2013	744,511	18,735
INR	RBS	50,000,000	03/20/2013	904,165	26,624
INR	RBS	6,000,000	03/20/2013	108,743	2,951
INR	RBS	7,000,000	03/20/2013	127,262	3,049
INR	RBS	37,000,000	03/20/2013	672,854	15,930
INR	RBS	100,000,000	03/20/2013	1,806,366	55,210
INR	RBS	29,000,000	03/20/2013	524,131	15,726
INR	RBS	87,000,000	03/20/2013	1,597,515	22,056
INR	RBS	107,000,000	03/20/2013	1,984,707	7,180
INR	RBS	223,000,000	03/20/2013	4,118,084	33,231
INR	RBS	85,000,000	03/20/2013	1,569,434	12,906
INR	RBS	16,000,000	03/20/2013	294,985	2,867
INR	RBS	67,000,000	03/20/2013	1,234,348	12,908
INR	RBS	27,000,000	03/20/2013	496,783	5,843
INR	RBS	12,000,000	03/20/2013	222,553	836
INR	RBS	15,000,000	03/20/2013	280,297	(1,061)
JPY	RBS	(191,229,000)	03/21/2013	(2,279,773)	187,880
JPY	RBS	(44,631,000)	03/21/2013	(529,407)	41,179
JPY	RBS	(317,748,000)	03/21/2013	(3,606,105)	130,195
JPY	RBS	(110,364,000)	03/21/2013	(1,339,829)	132,534
JPY	RBS	(12,661,527,000)	03/21/2013	(153,931,177)	15,424,173
JPY	RBS	(145,230,000)	03/21/2013	(1,764,910)	176,210
JPY	RBS	(12,955,000)	03/21/2013	(157,666)	15,949
JPY	RBS	(35,323,000)	03/21/2013	(429,272)	42,867
JPY	RBS	(87,105,000)	03/21/2013	(983,179)	30,320
JPY	RBS	(101,180,000)	03/21/2013	(1,124,660)	17,831
JPY	RBS	(100,000,000)	03/21/2013	(1,119,772)	25,852
JPY	RBS	17,000,000	03/21/2013	207,907	(21,941)
JPY	RBS	31,065,000	03/21/2013	378,490	(38,664)
JPY	RBS	103,913,000	03/21/2013	1,259,617	(122,892)
JPY	RBS	54,000,000	03/21/2013	656,642	(65,925)
JPY	RBS	50,086,000	03/21/2013	612,134	(64,233)
JPY	RBS	83,860,000	03/21/2013	1,020,702	(103,341)
JPY	RBS	46,902,000	03/21/2013	560,832	(47,762)
JPY	RBS	321,940,000	03/21/2013	3,698,951	(177,184)
JPY	RBS	971,120,000	03/21/2013	11,022,665	(399,387)
JPY	RBS	192,730,000	03/21/2013	2,198,741	(90,429)
JPY	RBS	190,267,000	03/21/2013	2,177,072	(95,702)
JPY	RBS	66,055,000	03/21/2013	742,619	(20,030)
JPY	RBS	931,012,000	03/21/2013	10,426,608	(242,080)
JPY	RBS	322,316,000	03/21/2013	3,635,542	(109,662)
JPY	RBS	107,369,000	03/21/2013	1,210,215	(35,684)
JPY	RBS	44,833,000	03/21/2013	495,188	(4,751)
JPY	RBS	276,030,000	03/21/2013	3,043,789	(24,241)
JPY	RBS	138,680,000	03/21/2013	1,532,256	(15,208)
JPY	RBS	57,215,000	03/21/2013	628,138	(2,251)
JPY	RBS	165,817,000	03/21/2013	1,824,870	(10,964)
KRW	RBS	(220,000,000)	03/20/2013	(205,933)	4,478

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
KRW	RBS	(350,000,000)	03/20/2013	$(329,877)	$9,382
KRW	RBS	(400,000,000)	03/20/2013	(377,782)	11,501
KRW	RBS	(170,000,000)	03/20/2013	(155,920)	251
KRW	RBS	(210,000,000)	03/20/2013	(192,604)	306
KRW	RBS	(500,000,000)	03/20/2013	(459,339)	1,488
KRW	RBS	(480,000,000)	03/20/2013	(440,847)	1,310
KRW	RBS	19,874,230,000	03/20/2013	18,290,089	(91,217)
KRW	RBS	(120,000,000)	03/20/2013	(109,734)	(150)
KRW	RBS	(1,060,000,000)	03/20/2013	(977,796)	7,152
KRW	RBS	(650,000,000)	03/20/2013	(595,390)	183
MXN	RBS	(29,100,000)	03/20/2013	(2,267,176)	(10,227)
MXN	RBS	2,200,000	03/20/2013	166,640	5,534
MXN	RBS	1,100,000	03/20/2013	84,450	1,637
MXN	RBS	100,000	03/20/2013	7,647	179
MXN	RBS	105,100,000	03/20/2013	8,064,164	161,093
MXN	RBS	200,000	03/20/2013	15,526	127
MXN	RBS	700,000	03/20/2013	54,450	332
MXN	RBS	1,400,000	03/20/2013	109,076	490
MXN	RBS	200,000	03/20/2013	15,544	108
MXN	RBS	4,600,000	03/20/2013	358,703	1,298
MXN	RBS	1,800,000	03/20/2013	140,520	350
MXN	RBS	4,700,000	03/20/2013	364,992	2,836
MXN	RBS	2,700,000	03/20/2013	210,610	696
MXN	RBS	6,500,000	03/20/2013	506,201	2,497
MXN	RBS	9,800,000	03/20/2013	768,451	(1,491)
MXN	RBS	6,500,000	03/20/2013	509,823	(1,125)
MXN	RBS	7,600,000	03/20/2013	596,216	(1,431)
MXN	RBS	6,800,000	03/20/2013	536,684	(4,508)
MXN	RBS	6,100,000	03/20/2013	481,296	(3,902)
MXN	RBS	600,000	03/20/2013	46,993	(36)
MXN	RBS	1,000,000	03/20/2013	78,707	(446)
MXN	RBS	400,000	03/20/2013	31,415	(110)
MXN	RBS	1,300,000	03/20/2013	101,884	(144)
MXN	RBS	2,800,000	03/20/2013	218,672	459
MXN	RBS	3,000,000	03/20/2013	234,427	356
MYR	RBS	(100,000)	03/20/2013	(32,584)	509
MYR	RBS	100,000	03/20/2013	32,669	(594)
MYR	RBS	200,000	03/20/2013	65,520	(1,370)
MYR	RBS	100,000	03/20/2013	32,706	(632)
MYR	RBS	13,500,000	03/20/2013	4,408,770	(78,655)
MYR	RBS	100,000	03/20/2013	32,558	(483)
MYR	RBS	1,200,000	03/20/2013	392,357	(7,458)
MYR	RBS	300,000	03/20/2013	99,136	(2,911)
MYR	RBS	100,000	03/20/2013	33,049	(974)
MYR	RBS	100,000	03/20/2013	33,117	(1,042)
MYR	RBS	100,000	03/20/2013	32,825	(750)
MYR	RBS	(3,000,000)	03/20/2013	(965,542)	3,294
NOK	RBS	(2,605,000)	03/20/2013	(465,384)	(10,530)
NOK	RBS	(16,381,000)	03/20/2013	(2,936,817)	(55,866)
NOK	RBS	(5,330,000)	03/20/2013	(954,766)	(18,984)
NOK	RBS	(30,365,000)	03/20/2013	(5,420,089)	(127,364)
NOK	RBS	(11,566,000)	03/20/2013	(2,068,535)	(44,484)
NOK	RBS	(4,108,000)	03/20/2013	(721,574)	(28,926)
NOK	RBS	(14,645,000)	03/20/2013	(2,579,099)	(96,431)
NOK	RBS	1,524,000	03/20/2013	268,987	9,436
NOK	RBS	259,389,000	03/20/2013	45,790,591	1,597,792
NOK	RBS	1,214,000	03/20/2013	215,377	6,412
NOK	RBS	6,098,000	03/20/2013	1,082,300	31,758
NOK	RBS	4,254,000	03/20/2013	755,192	21,981
NOK	RBS	2,190,000	03/20/2013	389,074	11,022
NOK	RBS	15,987,000	03/20/2013	2,865,616	55,086
NOK	RBS	25,167,000	03/20/2013	4,484,320	113,498
NOK	RBS	(3,868,000)	03/20/2013	(704,174)	(2,480)
NZD	RBS	(4,263,000)	03/20/2013	(3,504,287)	(61,681)
NZD	RBS	(16,973,000)	03/20/2013	(14,082,943)	(114,845)
NZD	RBS	(134,000)	03/20/2013	(110,632)	(1,458)
NZD	RBS	(998,000)	03/20/2013	(817,332)	(17,488)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
NZD	RBS	(1,323,000)	03/20/2013	$(1,084,747)	$(21,933)
NZD	RBS	(46,000)	03/20/2013	(37,542)	(936)
NZD	RBS	(315,000)	03/20/2013	(256,594)	(6,901)
NZD	RBS	58,942,000	03/20/2013	48,213,814	1,090,732
NZD	RBS	8,081,000	03/20/2013	6,693,529	66,168
NZD	RBS	6,917,000	03/20/2013	5,748,508	37,511
NZD	RBS	3,697,000	03/20/2013	3,089,675	2,838
NZD	RBS	610,000	03/20/2013	512,220	(1,960)
NZD	RBS	1,456,000	03/20/2013	1,222,252	(4,319)
NZD	RBS	593,000	03/20/2013	497,631	(1,591)
NZD	RBS	715,000	03/20/2013	598,692	(599)
NZD	RBS	1,425,000	03/20/2013	1,194,059	(2,057)
NZD	RBS	1,733,000	03/20/2013	1,454,298	(4,657)
NZD	RBS	4,781,000	03/20/2013	4,009,394	(10,123)
NZD	RBS	4,051,000	03/20/2013	3,384,745	3,886
NZD	RBS	405,000	03/20/2013	336,422	2,357
NZD	RBS	(2,578,000)	03/20/2013	(2,145,561)	(10,917)
NZD	RBS	(7,939,000)	03/20/2013	(6,627,240)	(13,674)
PHP	RBS	291,000,000	03/20/2013	7,130,605	21,381
PHP	RBS	3,000,000	03/20/2013	73,675	56
PLN	RBS	(200,000)	03/20/2013	(63,261)	(1,133)
PLN	RBS	2,800,000	03/20/2013	871,926	29,591
PLN	RBS	700,000	03/20/2013	219,436	5,944
PLN	RBS	22,100,000	03/20/2013	6,927,955	187,588
PLN	RBS	400,000	03/20/2013	127,799	989
PLN	RBS	1,200,000	03/20/2013	386,750	(385)
PLN	RBS	1,700,000	03/20/2013	549,735	(2,386)
PLN	RBS	500,000	03/20/2013	161,484	(499)
PLN	RBS	1,200,000	03/20/2013	384,819	1,545
PLN	RBS	800,000	03/20/2013	252,605	4,971
RUB	RBS	(2,000,000)	03/20/2013	(64,091)	(2,024)
RUB	RBS	4,000,000	03/20/2013	127,513	4,718
RUB	RBS	3,000,000	03/20/2013	95,703	3,470
RUB	RBS	329,000,000	03/20/2013	10,536,429	339,567
RUB	RBS	15,000,000	03/20/2013	479,243	16,623
RUB	RBS	3,000,000	03/20/2013	97,658	1,515
RUB	RBS	3,000,000	03/20/2013	97,571	1,602
RUB	RBS	2,000,000	03/20/2013	65,254	861
RUB	RBS	23,000,000	03/20/2013	750,310	10,018
RUB	RBS	2,000,000	03/20/2013	65,725	391
RUB	RBS	18,000,000	03/20/2013	591,408	3,631
RUB	RBS	9,000,000	03/20/2013	297,349	171
SEK	RBS	(12,392,000)	03/20/2013	(1,902,739)	(44,301)
SEK	RBS	(27,853,000)	03/20/2013	(4,264,089)	(112,194)
SEK	RBS	(4,134,000)	03/20/2013	(631,718)	(17,819)
SEK	RBS	(11,596,000)	03/20/2013	(1,786,295)	(35,676)
SEK	RBS	119,399,000	03/20/2013	18,015,905	744,151
SEK	RBS	70,372,000	03/20/2013	10,787,874	269,024
SEK	RBS	68,725,000	03/20/2013	10,491,007	307,114
SEK	RBS	3,068,000	03/20/2013	467,166	14,880
SEK	RBS	5,726,000	03/20/2013	877,842	21,831
SEK	RBS	8,635,000	03/20/2013	1,314,221	42,516
SEK	RBS	(944,000)	03/20/2013	(145,630)	(2,692)
SGD	RBS	(470,000)	03/20/2013	(385,061)	5,327
SGD	RBS	(570,000)	03/20/2013	(466,846)	6,317
SGD	RBS	(400,000)	03/20/2013	(327,569)	4,391
SGD	RBS	(1,190,000)	03/20/2013	(973,991)	12,535
SGD	RBS	(1,650,000)	03/20/2013	(1,344,505)	11,394
SGD	RBS	(1,100,000)	03/20/2013	(894,347)	5,607
SGD	RBS	(1,140,000)	03/20/2013	(927,795)	6,736
SGD	RBS	(1,810,000)	03/20/2013	(1,472,965)	10,583
SGD	RBS	(1,400,000)	03/20/2013	(1,144,255)	13,131
SGD	RBS	(1,240,000)	03/20/2013	(1,011,296)	9,443
SGD	RBS	(570,000)	03/20/2013	(465,605)	5,076
SGD	RBS	(600,000)	03/20/2013	(489,535)	4,767
SGD	RBS	(1,010,000)	03/20/2013	(821,257)	5,232
SGD	RBS	(800,000)	03/20/2013	(651,576)	5,220

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
SGD	RBS	(310,000)	03/20/2013	$(253,518)	$3,054
SGD	RBS	(160,000)	03/20/2013	(130,896)	1,625
SGD	RBS	(400,000)	03/20/2013	(327,690)	4,511
SGD	RBS	(110,000)	03/20/2013	(90,068)	1,194
SGD	RBS	19,910,000	03/20/2013	16,319,808	(233,606)
SGD	RBS	110,000	03/20/2013	90,304	(1,430)
SGD	RBS	540,000	03/20/2013	442,840	(6,549)
SGD	RBS	150,000	03/20/2013	122,906	(1,714)
SGD	RBS	100,000	03/20/2013	81,985	(1,191)
SGD	RBS	50,000	03/20/2013	41,025	(628)
SGD	RBS	80,000	03/20/2013	65,568	(932)
SGD	RBS	(1,070,000)	03/20/2013	(866,394)	1,892
SGD	RBS	(730,000)	03/20/2013	(589,567)	(233)
SGD	RBS	(310,000)	03/20/2013	(250,975)	511
SGD	RBS	(380,000)	03/20/2013	(306,952)	(68)
TRY	RBS	(300,000)	03/20/2013	(166,015)	(3,533)
TRY	RBS	16,620,000	03/20/2013	9,187,925	205,072
TRY	RBS	1,100,000	03/20/2013	609,368	12,311
TRY	RBS	600,000	03/20/2013	333,489	5,608
TRY	RBS	900,000	03/20/2013	500,902	7,744
TRY	RBS	1,500,000	03/20/2013	837,666	10,077
TRY	RBS	1,000,000	03/20/2013	565,219	(57)
TRY	RBS	500,000	03/20/2013	281,533	1,048
TRY	RBS	(500,000)	03/20/2013	(281,309)	(1,272)
TRY	RBS	(1,300,000)	03/20/2013	(731,517)	(3,194)
TWD	RBS	(8,000,000)	03/20/2013	(276,911)	5,887
TWD	RBS	(2,000,000)	03/20/2013	(69,239)	1,483
TWD	RBS	(2,000,000)	03/20/2013	(69,324)	1,568
TWD	RBS	(124,000,000)	03/20/2013	(4,298,620)	97,746
TWD	RBS	(22,000,000)	03/20/2013	(761,762)	16,446
TWD	RBS	(16,000,000)	03/20/2013	(553,049)	11,001
TWD	RBS	(20,000,000)	03/20/2013	(691,683)	14,122
TWD	RBS	(9,000,000)	03/20/2013	(312,661)	7,759
TWD	RBS	(6,000,000)	03/20/2013	(208,040)	4,772
TWD	RBS	(1,000,000)	03/20/2013	(34,631)	753
TWD	RBS	(6,000,000)	03/20/2013	(207,864)	4,596
TWD	RBS	(10,000,000)	03/20/2013	(345,715)	6,935
TWD	RBS	(15,000,000)	03/20/2013	(518,081)	9,911
TWD	RBS	(2,000,000)	03/20/2013	(69,185)	1,429
TWD	RBS	(24,000,000)	03/20/2013	(824,301)	11,228
TWD	RBS	(7,000,000)	03/20/2013	(241,796)	4,650
TWD	RBS	(13,000,000)	03/20/2013	(450,364)	9,949
TWD	RBS	(9,000,000)	03/20/2013	(311,147)	6,245
TWD	RBS	577,000,000	03/20/2013	19,960,071	(412,456)
TWD	RBS	(56,000,000)	03/20/2013	(1,910,043)	12,874
TWD	RBS	(18,000,000)	03/20/2013	(608,406)	(1,398)
TWD	RBS	(25,000,000)	03/20/2013	(847,661)	711
TWD	RBS	(35,000,000)	03/20/2013	(1,184,543)	(1,187)
ZAR	RBS	(56,600,000)	03/20/2013	(6,404,878)	119,004
ZAR	RBS	(1,200,000)	03/20/2013	(136,275)	3,005
ZAR	RBS	(11,300,000)	03/20/2013	(1,264,519)	9,565
ZAR	RBS	(8,500,000)	03/20/2013	(959,474)	15,483
ZAR	RBS	(6,600,000)	03/20/2013	(739,663)	6,682
ZAR	RBS	(8,800,000)	03/20/2013	(987,593)	10,284
ZAR	RBS	(5,900,000)	03/20/2013	(658,405)	3,164
ZAR	RBS	(3,700,000)	03/20/2013	(406,446)	(4,468)
ZAR	RBS	(5,500,000)	03/20/2013	(607,418)	(3,400)
ZAR	RBS	3,500,000	03/20/2013	397,475	(8,772)
ZAR	RBS	600,000	03/20/2013	68,244	(1,609)
ZAR	RBS	800,000	03/20/2013	91,062	(2,215)
ZAR	RBS	1,400,000	03/20/2013	159,964	(4,483)
ZAR	RBS	600,000	03/20/2013	68,313	(1,679)
ZAR	RBS	2,000,000	03/20/2013	229,793	(7,677)
ZAR	RBS	1,200,000	03/20/2013	138,558	(5,289)
ZAR	RBS	1,600,000	03/20/2013	186,453	(8,761)
ZAR	RBS	900,000	03/20/2013	104,394	(4,441)
ZAR	RBS	500,000	03/20/2013	58,072	(2,543)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
ZAR	RBS	15,100,000	03/20/2013	$1,752,465	$(75,491)
ZAR	RBS	9,500,000	03/20/2013	1,091,527	(36,478)
ZAR	RBS	(2,900,000)	03/20/2013	(321,253)	(815)
ZAR	RBS	(2,400,000)	03/20/2013	(262,006)	(4,533)

					$16,160,933

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of January 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BCLY	$(3,999)	$6,710,184	$6,706,185
BOA	(113,792)	340,000	226,208
CSFB	21	—	21
DUB	155	—	155
GSC	140	—	140
RBS	16,831,034	12,060,000	28,891,034

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2013.
(B)	Aggregate cost for federal income tax purposes is $329,042,535.
(C)	Cash in the amount of $19,110,184 has been segregated by the custodian with the broker and custodian as collateral for open swap and/or forward foreign currency contracts.
(D)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(E)	Cash in the amount of $12,986,114 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
SGX	Singapore Exchange

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Short-Term U.S. Government Obligations	$—	$35,456,897	$—	$35,456,897
Investment Companies	293,585,638	—	—	293,585,638

Total Investment Securities	$293,585,638	$35,456,897	$—	$329,042,535

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (G)	$—	$27,098,206	$—	$27,098,206
Futures Contracts (G)	9,818,158	—	—	9,818,158
Total Return Swap Agreements (G)	—	726,280	—	726,280

Total Other Financial Instruments in Assets	$9,818,158	$27,824,486	$—	$37,642,644

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (G)	$—	$(10,937,273)	$—	$(10,937,273)
Futures Contracts (G)	(2,257,003)	—	—	(2,257,003)
Total Return Swap Agreements (G)	—	(170,656)	—	(170,656)

Total Other Financial Instruments in Liabilities	$(2,257,003)	$(11,107,929)	$—	$(13,364,932)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(G)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.	21,070	$1,363,650
Beverages - 2.4%
Beam, Inc.	39,086	2,397,535
Brown-Forman Corp. - Class B	16,355	1,058,169
Dr. Pepper Snapple Group, Inc.	42,015	1,893,616
Building Products - 0.8%
Fortune Brands Home & Security, Inc. (A)	55,360	1,812,486
Capital Markets - 5.7%
Ameriprise Financial, Inc.	54,680	3,626,378
Charles Schwab Corp.	152,175	2,515,453
Invesco, Ltd.	85,140	2,320,065
Northern Trust Corp.	33,635	1,731,193
T. Rowe Price Group, Inc.	34,905	2,493,962
Chemicals - 4.1%
Airgas, Inc.	26,043	2,480,335
Albemarle Corp.	40,969	2,511,810
Sherwin-Williams Co.	10,302	1,670,366
Sigma-Aldrich Corp.	29,820	2,305,981
Commercial Banks - 6.2%
City National Corp. (B)	28,880	1,529,485
Cullen/Frost Bankers, Inc. (B)	18,780	1,105,954
Fifth Third Bancorp	171,840	2,799,274
First Republic Bank	25,285	902,422
Huntington Bancshares, Inc.	133,190	927,002
M&T Bank Corp.	28,975	2,975,443
SunTrust Banks, Inc.	76,660	2,174,844
Zions Bancorporation (B)	53,760	1,253,683
Commercial Services & Supplies - 0.9%
Republic Services, Inc. - Class A	62,046	1,978,647
Containers & Packaging - 3.4%
Ball Corp.	75,710	3,370,609
Rock-Tenn Co. - Class A	24,503	1,934,512
Silgan Holdings, Inc.	51,300	2,200,770
Distributors - 1.0%
Genuine Parts Co.	32,614	2,218,730
Electric Utilities - 3.1%
NV Energy, Inc.	118,475	2,242,732
Westar Energy, Inc. (B)	75,130	2,259,159
Xcel Energy, Inc.	85,214	2,367,245
Electrical Equipment - 2.2%
AMETEK, Inc.	58,350	2,391,767
Regal Beloit Corp.	32,420	2,404,267
Electronic Equipment & Instruments - 2.4%
Amphenol Corp. - Class A	42,370	2,862,941
Arrow Electronics, Inc. (A)	62,055	2,384,153
Food Products - 1.3%
Hershey Co.	26,120	2,075,234
JM Smucker Co.	8,725	773,297
Gas Utilities - 1.7%
EQT Corp.	33,110	1,967,065
ONEOK, Inc.	25,745	1,210,273
Questar Corp.	26,739	621,147
Health Care Equipment & Supplies - 0.5%
CareFusion Corp. (A)	37,633	1,168,128
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp. - Class A	52,545	2,383,967
CIGNA Corp.	47,425	2,766,774
Henry Schein, Inc. (A)	16,215	1,400,003
Humana, Inc.	24,030	1,786,871

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.6%
Darden Restaurants, Inc.	28,635	$1,331,528
Marriott International, Inc. - Class A	62,347	2,492,633
Yum! Brands, Inc.	30,160	1,958,590
Household Durables - 1.7%
Jarden Corp. (A)	13,150	773,746
Mohawk Industries, Inc. (A)	28,350	2,882,061
Household Products - 1.0%
Energizer Holdings, Inc.	25,004	2,175,598
Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	36,643	2,350,648
Insurance - 10.1%
Alleghany Corp. (A)	7,326	2,641,682
Chubb Corp.	25,810	2,072,801
Hartford Financial Services Group, Inc.	59,840	1,484,032
Loews Corp.	89,305	3,873,158
Marsh & McLennan Cos., Inc.	95,185	3,377,164
Old Republic International Corp.	121,650	1,386,810
OneBeacon Insurance Group, Ltd. - Class A	51,005	696,728
Unum Group	78,512	1,830,115
WR Berkley Corp. (B)	58,960	2,427,383
XL Group PLC - Class A	94,150	2,609,838
Internet & Catalog Retail - 1.3%
Expedia, Inc.	26,666	1,739,957
TripAdvisor, Inc. (A)	25,119	1,162,507
IT Services - 1.3%
Jack Henry & Associates, Inc.	67,180	2,786,626
Machinery - 2.5%
IDEX Corp.	40,568	2,023,937
Rexnord Corp. (A)	71,170	1,421,977
Snap-on, Inc.	24,703	2,001,437
Media - 3.0%
AMC Networks, Inc. - Class A (A)	5,273	300,403
Cablevision Systems Corp. - Class A	29,389	430,255
CBS Corp. - Class B	46,752	1,950,493
Clear Channel Outdoor Holdings, Inc. - Class A (A) (B)	60,893	456,698
DISH Network Corp. - Class A	66,545	2,480,132
Gannett Co., Inc. (B)	34,608	679,355
Washington Post Co. - Class B (B)	985	379,895
Multi-Utilities - 5.1%
CenterPoint Energy, Inc.	96,786	1,978,306
CMS Energy Corp.	95,750	2,460,775
NiSource, Inc.	88,145	2,382,559
Sempra Energy	32,259	2,421,038
Wisconsin Energy Corp.	51,376	2,025,756
Multiline Retail - 2.5%
Family Dollar Stores, Inc.	40,014	2,268,794
Kohl’s Corp. (B)	69,812	3,231,597
Oil, Gas & Consumable Fuels - 5.8%
Devon Energy Corp.	36,630	2,094,870
Energen Corp.	75,444	3,631,874
Marathon Petroleum Corp.	36,274	2,691,894
PBF Energy, Inc. - Class A (A) (B)	31,863	1,064,224
QEP Resources, Inc.	49,560	1,454,586
Williams Cos., Inc.	56,288	1,972,894
Professional Services - 0.8%
Equifax, Inc.	31,560	1,852,572
Real Estate Investment Trusts - 3.0%
Annaly Capital Management, Inc. (B)	74,287	1,104,647

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
HCP, Inc.	36,295	$1,683,725
Regency Centers Corp.	39,995	1,992,951
Vornado Realty Trust	21,556	1,820,620
Real Estate Management & Development - 0.7%
Brookfield Office Properties, Inc. (B)	94,005	1,546,382
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	69,914	3,051,047
Xilinx, Inc.	55,255	2,016,255
Software - 0.9%
Synopsys, Inc. (A)	59,910	2,003,390
Specialty Retail - 6.8%
AutoZone, Inc. (A)	8,263	3,054,831
Bed Bath & Beyond, Inc. (A)	43,207	2,536,251
Gap, Inc.	57,601	1,882,401
PetSmart, Inc.	16,206	1,060,034
Tiffany & Co. (B)	29,050	1,910,038
TJX Cos., Inc.	48,058	2,171,260
Williams-Sonoma, Inc.	54,274	2,388,056
Textiles, Apparel & Luxury Goods - 1.7%
PVH Corp.	20,014	2,379,064
V.F. Corp.	8,754	1,291,916
Thrifts & Mortgage Finance - 1.0%
Capitol Federal Financial, Inc.	57,370	674,098
People’s United Financial, Inc. (B)	130,600	1,607,686
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc. - Class A	29,342	2,321,539
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	38,400	971,137

Total Common Stocks (cost $156,604,413)		213,794,651

SECURITIES LENDING COLLATERAL - 6.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (C)	14,385,828	14,385,828

Total Securities Lending Collateral (cost $14,385,828)		14,385,828

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $6,860,870 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $7,002,324.	$6,860,864	6,860,864

Total Repurchase Agreement (cost $6,860,864)		6,860,864

Total Investment Securities (cost $177,851,105) (D)		235,041,343
Other Assets and Liabilities - Net		(14,180,800)

Net Assets		$220,860,543

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $14,043,361. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $177,851,105. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $58,255,344 and $1,065,106, respectively. Net unrealized appreciation for tax purposes is $57,190,238.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$213,794,651	$—	$—	$213,794,651
Securities Lending Collateral	14,385,828	—	—	14,385,828
Repurchase Agreement	—	6,860,864	—	6,860,864

Total Investment Securities	$228,180,479	$6,860,864	$—	$235,041,343

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 1.3%
Commercial Banks - 1.3%
Deutsche Bank AG,
Series GMTN
4.88%, 05/20/2013	$5,000,000	$5,066,459
ING Bank NV
1.36%, 03/15/2013 - 144A (A)	5,000,000	5,005,150

Total Corporate Debt Securities (cost $10,071,609)		10,071,609

CERTIFICATES OF DEPOSIT - 2.3%
Commercial Banks - 2.3%
Mitsubishi UFJ Trust & Banking Corp.
0.33%, 04/29/2013 (B)	7,000,000	7,000,000
Skandinaviska Enskilda Banken AB
0.59%, 06/07/2013 (B)	6,000,000	6,000,000
Svenska Handelsbanken
0.86%, 09/25/2013 (B)	4,300,000	4,312,271

Total Certificates of Deposit (cost $17,312,271)		17,312,271

COMMERCIAL PAPERS - 72.9%
Automobiles - 0.5%
VW Credit, Inc.
0.31%, 02/26/2013 - 144A (B)	3,550,000	3,549,236
Capital Markets - 6.4%
Royal Park Investments Funding Corp.
0.40%, 04/02/2013 - 144A (B)	23,100,000	23,084,600
0.43%, 05/21/2013 - 144A (B)	10,000,000	9,986,980
0.80%, 07/08/2013 - 144A (B)	16,000,000	15,944,178
Commercial Banks - 30.7%
Bank of Nova Scotia
0.13%, 02/06/2013 (B)	10,000,000	9,999,819
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.16%, 02/06/2013 (B)	25,000,000	24,999,444
Barclays Bank PLC
0.91%, 04/02/2013 - 144A (B) (C)	4,500,000	4,500,000
Commonwealth Bank of Australia
0.36%, 12/02/2013 (A) (B)	3,500,000	3,500,027
Credit Suisse
0.26%, 03/27/2013 (B)	2,000,000	1,999,220
Deutsche Bank Financial LLC
0.28%, 04/29/2013 (B)	10,000,000	9,993,233
DNB Bank ASA
0.29%, 03/22/2013 - 144A (B)	8,985,000	8,981,386
HSBC USA, Inc.
0.24%, 02/19/2013 - 05/23/2013 (B)	16,000,000	15,994,360
Mizuho Funding LLC
0.33%, 07/08/2013 - 144A (B)	20,000,000	19,971,653
0.34%, 03/18/2013 - 144A (B)	5,000,000	4,997,906
Skandinaviska Enskilda Banken AB
0.25%, 03/21/2013 - 05/15/2013 - 144A (B)	7,700,000	7,695,714
0.30%, 03/15/2013 - 144A (B)	7,005,000	7,002,548
Societe Generale North America, Inc.
0.18%, 02/05/2013 - 02/06/2013 (B)	34,000,000	33,999,266
Standard Chartered Bank
0.17%, 03/01/2013 - 144A (B)	13,800,000	13,798,175
0.25%, 02/13/2013 - 144A (B)	10,000,000	9,999,167
Sumitomo Mitsui Banking Corp.
0.23%, 04/11/2013 - 144A (B)	20,000,000	19,991,183
0.36%, 04/12/2013 - 144A (B)	8,000,000	7,994,478
Swedbank AB
0.15%, 02/07/2013 (B)	4,700,000	4,699,883

	Principal	Value
COMMERCIAL PAPERS (continued)
Commercial Banks (continued)
Swedbank AB (continued)
0.27%, 03/20/2013 (B)	$5,000,000	$4,998,238
0.28%, 06/27/2013 (B)	5,000,000	4,994,424
0.32%, 05/02/2013 (B)	3,000,000	2,997,600
Westpac Banking Corp.
0.35%, 01/10/2014 - 144A (A) (B)	4,500,000	4,500,000
Westpac Securities NZ, Ltd.
0.25%, 03/19/2013 - 144A (B)	1,300,000	1,299,585
0.29%, 06/05/2013 - 144A (B)	5,000,000	4,995,006
Diversified Financial Services - 33.4%
BNP Paribas Finance, Inc.
0.11%, 02/05/2013 (B)	20,000,000	19,999,756
CAFCO LLC
0.25%, 03/15/2013 - 03/19/2013 - 144A (B)	16,000,000	15,995,111
0.28%, 03/04/2013 - 144A (B)	2,000,000	1,999,518
0.29%, 02/01/2013 - 02/08/2013 - 144A (B)	20,400,000	20,399,075
Cancara Asset Securitisation LLC
0.23%, 03/11/2013 - 144A (B)	6,000,000	5,998,543
0.24%, 04/08/2013 - 144A (B)	30,000,000	29,986,800
CIESCO LLC
0.24%, 03/12/2013 - 144A (B)	15,000,000	14,996,100
Harley-Davidson Financial Services, Inc.
0.30%, 02/20/2013 - 144A (B)	4,000,000	3,999,367
ING US Funding LLC
0.18%, 02/01/2013 (B)	8,000,000	8,000,000
0.27%, 05/03/2013 (B)	15,000,000	14,989,762
Kells Funding LLC
0.27%, 05/07/2013 (B)	10,000,000	9,992,875
0.28%, 11/04/2013 - 144A (B)	4,000,000	3,998,828
0.31%, 05/02/2013 (B)	7,000,000	6,994,575
0.52%, 02/22/2013 (B)	5,000,000	4,998,483
Mont Blanc Capital Corp.
0.25%, 04/08/2013 - 04/09/2013 - 144A (B)	13,500,000	13,493,760
0.27%, 02/07/2013 - 144A (B)	8,000,000	7,999,640
0.29%, 05/03/2013 - 144A (B)	12,750,000	12,740,578
Nieuw Amsterdam Receivables Corp.
0.24%, 02/01/2013 - 144A (B)	5,900,000	5,900,000
0.25%, 05/02/2013 - 144A (B)	5,000,000	4,996,875
Rabobank USA Financial Corp.
0.49%, 02/01/2013 (B)	3,000,000	3,000,000
Regency Markets No. 1 LLC
0.18%, 02/01/2013 - 144A (B)	10,000,000	10,000,000
0.19%, 02/20/2013 - 144A (B)	10,000,000	9,998,997
0.24%, 04/15/2013 - 144A (B)	5,000,000	4,997,567
Straight-A Funding LLC
0.18%, 02/21/2013 - 03/28/2013 (B)	13,335,000	13,332,949
Surrey Funding Corp.
0.21%, 04/18/2013 - 144A (B)	6,100,000	6,097,296
Electric Utilities - 0.8%
OGE Energy Corp.
0.30%, 02/07/2013 - 144A (B)	4,000,000	3,999,800
Pacific Gas & Electric Co.
0.33%, 02/11/2013 - 144A (B)	2,000,000	1,999,817
Media - 0.5%
Viacom, Inc.
0.28%, 02/01/2013 - 144A (B)	4,000,000	4,000,000
Multi-Utilities - 0.5%
Dominion Resources, Inc.
0.34%, 03/05/2013 - 144A (B)	3,500,000	3,498,942

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
COMMERCIAL PAPERS (continued)
Oil, Gas & Consumable Fuels - 0.1%
Kinder Morgan Energy Partners, LP
0.35%, 02/07/2013 - 144A (B)	$750,000	$749,956

Total Commercial Papers (cost $555,622,279)		555,622,279

DEMAND NOTE - 0.6%
Capital Markets - 0.6%
Goldman Sachs Co. Promissory Note
0.52%, 03/21/2013 (B) (C)	4,500,000	4,500,000

Total Demand Note (cost $4,500,000)		4,500,000

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury Bill 0.13%, 03/28/2013 (B)	5,723,000	5,721,885

Total Short-Term U.S. Government Obligation (cost $5,721,885)		5,721,885

REPURCHASE AGREEMENTS - 22.7%
Goldman Sachs 0.15% (B), dated 01/31/2013, to be repurchased at $58,100,242 on 02/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50% - 3.50%, due 05/01/2027 - 03/01/2042, and with a total value of $59,262,001.	58,100,000	58,100,000
JP Morgan Securities, Inc. 0.13% (B), dated 01/31/2013, to be repurchased at $113,700,411 on 02/01/2013. Collateralized by a U.S. Government Obligation, 2.00%, due 04/30/2016, and with a value of $113,705,117.	113,700,000	113,700,000
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2013, to be repurchased at $1,125,551 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 05/25/2041, and with a value of $1,148,850.	1,125,550	1,125,550

Total Repurchase Agreements (cost $172,925,550)		172,925,550

Total Investment Securities (cost $766,153,594) (D)		766,153,594
Other Assets and Liabilities - Net		(4,049,524)

Net Assets		$762,104,070

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of January 31, 2013.
(B)	Rate shown reflects the yield at January 31, 2013.
(C)	Illiquid. Total aggregate market value of illiquid securities is $9,000,000, or 1.18% of the fund’s net assets.
(D)	Aggregate cost for federal income tax purposes is $766,153,594.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $361,143,515 or 47.39% of the fund’s net assets.
GMTN	Global Medium Term Note

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Corporate Debt Securities	$—	$10,071,609	$—	$10,071,609
Certificates of Deposit	—	17,312,271	—	17,312,271
Commercial Papers	—	555,622,279	—	555,622,279
Demand Note	—	4,500,000	—	4,500,000
Short-Term U.S. Government Obligation	—	5,721,885	—	5,721,885
Repurchase Agreements	—	172,925,550	—	172,925,550

Total Investment Securities	$—	$766,153,594	$—	$766,153,594

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 1.7%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$1,204,000	$1,107,154
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 (A)	499,315	529,001
U.S. Treasury Note
0.38%, 01/15/2016 (B)	85,000	84,927
1.63%, 11/15/2022 (B)	4,970,100	4,811,678

Total U.S. Government Obligations (cost $6,670,416)		6,532,760

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.5%
Fannie Mae
2.17%, 10/09/2019 (C)	435,000	377,578
2.50%, 12/01/2027	99,481	103,507
3.33%, 06/01/2041 (D)	218,451	230,485
3.50%, 09/01/2041 (D)	154,832	163,619
3.50%, 01/01/2027 - 12/01/2042	4,323,557	4,581,965
4.00%, 02/01/2025 - 10/01/2042	6,433,946	6,887,665
4.50%, 02/01/2025 - 08/01/2042	5,924,632	6,377,050
5.00%, 05/01/2018 - 08/01/2041	1,641,458	1,782,218
5.50%, 07/01/2019 - 11/01/2038	3,736,454	4,117,610
6.00%, 08/01/2036 - 10/01/2040	1,242,066	1,368,234
6.50%, 05/01/2040	1,034,581	1,155,320
Fannie Mae, TBA
2.50%	500,000	516,719
3.00%	3,100,000	3,220,734
3.50%	1,100,000	1,159,984
4.00%	200,000	212,375
4.50%	500,000	537,109
5.00%	2,400,000	2,591,250
6.00%	900,000	982,687
Freddie Mac
3.50%, 11/01/2042	991,982	1,045,632
3.97%, 01/25/2021 (D)	420,000	474,378
4.50%, 10/01/2041	1,578,153	1,679,150
5.00%, 04/01/2018 - 03/01/2038	182,527	196,365
5.50%, 09/01/2018 - 11/01/2018	49,928	53,837
Freddie Mac, IO
1.32%, 08/25/2022 (D)	1,159,582	113,278
1.52%, 06/25/2022 (D)	1,773,528	195,959
1.56%, 12/25/2018 (D)	850,482	66,484
1.78%, 05/25/2019 (D)	718,731	67,813
Freddie Mac, TBA
3.50%	3,250,000	3,415,547
4.00%	1,800,000	1,906,875
4.50%	2,200,000	2,340,508
FREMF Mortgage Trust
3.66%, 10/25/2045 - 144A (D)	260,000	254,276
4.02%, 11/25/2044 - 144A (D)	55,000	55,406
3.56%, 08/25/2045 - 144A (D)	160,000	163,113
Ginnie Mae
4.00%, 09/15/2040 - 07/15/2042	678,468	740,043
4.50%, 03/20/2041 - 02/15/2042	3,669,673	4,021,476
Ginnie Mae, IO
1.01%, 02/16/2053 (D)	1,000,632	87,018
Ginnie Mae, TBA
3.50%	100,000	107,250
4.00%	1,400,000	1,511,344
4.50%	600,000	654,469
5.00%	2,700,000	2,936,672

Total U.S. Government Agency Obligations (cost $58,181,832)		58,453,002

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/2023	EUR	1,459,499	$2,041,676
Italy Buoni Poliennali del Tesoro
4.75%, 06/01/2017		440,000	640,100
5.25%, 08/01/2017		365,000	542,709
Mexico Government International Bond
5.13%, 01/15/2020		$340,000	397,800
Republic of Argentina
2.50%, 12/31/2038 (B) (D)		495,000	164,587
2.50%, 12/31/2038 (D)		100,000	33,250
Republic of Brazil
7.13%, 01/20/2037		100,000	143,250
Republic of Poland
6.38%, 07/15/2019		80,000	99,040
Republic of South Africa
5.50%, 03/09/2020		180,000	207,225
Russian Federation
7.50%, 03/31/2030 - Reg S (D)		496,000	620,000
Turkey Government International Bond
5.63%, 03/30/2021		145,000	168,913
6.25%, 09/26/2022		200,000	244,000
7.00%, 03/11/2019		100,000	122,500

Total Foreign Government Obligations (cost $5,013,389)			5,425,050

MORTGAGE-BACKED SECURITIES - 6.3%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (D)		1,060,000	1,105,924
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A		910,000	929,849
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A		1,080,000	1,100,982
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.51%, 11/15/2015 - 144A (D)		601,950	602,583
Series 2010-UB4, Class A4A
5.01%, 12/20/2041 - 144A (D)		315,000	329,613
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (D)		20,000	21,880
Series 2007-3, Class AM
5.59%, 06/10/2049 (D)		170,000	189,862
Banc of America Re-REMIC Trust
Series 2012-CLRN, Class A
1.36%, 08/15/2029 - 144A (D)		122,000	123,206
BB-UBS Trust, IO
Series 2012-SHOW, Class XA
0.60%, 11/05/2036 - 144A (D)		3,045,000	185,614
BCAP LLC Trust
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035 - 144A (D)		463,896	457,877
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (D)		164,857	166,119
Series 2009-RR14, Class 1A1
6.03%, 05/26/2037 - 144A (D)		479,146	511,762
Series 2009-RR3, Class 2A1
4.72%, 05/26/2037 - 144A (D)		74,756	75,246
Series 2009-RR6, Class 2A1
3.29%, 08/26/2035 - 144A (D)		325,977	298,581
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (D)		483,640	502,904

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (D)	$170,365	$173,552
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (D)	100,000	112,142
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	190,000	212,639
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	380,000	392,018
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.26%, 05/15/2045 (D)	1,839,311	257,500
Series 2013-LC6, Class XA
1.82%, 01/10/2046	3,120,000	352,005
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, Class AJ
4.77%, 07/15/2037	35,000	36,156
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	600,000	677,709
Series 2007-C4, Class A3
5.76%, 09/15/2039 (D)	765,000	793,053
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	212,919	220,932
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (D)	310,560	322,953
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	241,147	246,272
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (D)	585,000	678,835
DBRR Trust
Series 2011-C32, Class A3A
5.74%, 06/17/2049 - 144A (D)	150,000	171,824
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	647,476	649,593
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	165,000	166,650
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.74%, 12/10/2049	80,000	92,943
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (D)	140,000	156,823
Series 2007-GG9, Class AM
5.48%, 03/10/2039	60,000	65,966
GS Mortgage Securities Corp. II
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	255,000	246,065
Series 2006-GG8, Class AM
5.59%, 11/10/2039	60,000	67,649
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.79%, 02/10/2046 (D) (E) (F)	2,440,000	299,280
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.82%, 12/26/2037 - 144A (D)	296,497	297,455
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	211,226	220,945
Series 2009-R7, Class 12A1
5.08%, 08/26/2036 - 144A (D)	233,655	230,105

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R7, Class 1A1
2.63%, 02/26/2036 - 144A (D)	$517,195	$505,970
Series 2009-R7, Class 4A1
2.92%, 09/26/2034 - 144A (D)	409,933	397,836
Series 2009-R9, Class 1A1
2.69%, 08/26/2046 - 144A (D)	325,508	329,852
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	384,218	399,542
Series 2010-R3, Class 1A1
3.02%, 03/21/2036 - 144A (D)	261,041	269,773
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	169,388	171,389
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	663,496	680,312
Series 2006-CB14, Class AM
5.46%, 12/12/2044 (D)	100,000	108,579
Series 2007-CB20, Class AM
5.88%, 02/12/2051 (D)	360,000	417,174
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (D)	196,625	213,835
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	370,000	442,604
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.05%, 06/15/2045 (D)	992,408	115,574
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.36%, 01/27/2047 - 144A (D)	195,371	198,576
Series 2010-4, Class 7A1
1.86%, 08/26/2035 - 144A (D)	319,441	316,258
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 (D)	605,000	641,270
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (D)	125,000	132,219
Series 2007-C6, Class A4
5.86%, 07/15/2040 (D)	130,000	153,522
Series 2007-C7, Class A3
5.87%, 09/15/2045 (D)	160,000	186,115
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	720,000	833,184
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.59%, 04/12/2049 (D)	222,671	228,946
Series 2007-HQ12, Class AM
5.59%, 04/12/2049 (D)	145,000	155,776
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	110,000	119,167
Series 2007-IQ15, Class AM
5.83%, 06/11/2049 (D)	190,000	210,145
Morgan Stanley Capital I, Inc., IO
Series 2012-C4, Class XA
2.69%, 03/15/2045 - 144A (D)	1,587,037	233,436
Morgan Stanley Re-REMIC Trust
1.00%, 03/27/2051	228,644	225,132
2.00%, 07/27/2049 - 144A	220,638	223,603
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	63,728	64,333
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	350,000	353,854

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.47%, 01/11/2037 - 144A (D)		$410,000	$388,080
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A		124,521	124,655
STRIPs, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A		381,432	376,979
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
5.92%, 02/15/2051 (D)		230,000	266,131
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A		243,167	244,687
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.86%, 12/15/2045 - 144A (D)		1,937,743	241,007
Series 2012-C9, Class XA
2.29%, 11/15/2045 - 144A (D)		1,439,225	206,863

Total Mortgage-Backed Securities (cost $23,089,723)			23,919,444

ASSET-BACKED SECURITIES - 4.2%
AH Mortgage Advance Co., Ltd.
Series SART-3, Class 1A1
2.98%, 03/13/2043 - 144A		210,000	210,745
AH Mortgage Advance Trust
Series SART-1, Class A1R
2.23%, 05/10/2043 - 144A		250,000	250,175
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017		200,000	209,865
Series 2012-2, Class C
2.64%, 10/10/2017		125,000	128,822
Series 2012-2, Class D
3.38%, 04/09/2018		170,000	178,658
Series 2012-3, Class C
2.42%, 05/08/2018		120,000	123,437
Series 2012-3, Class D
3.03%, 07/09/2018		80,000	82,517
Series 2012-4, Class B
1.31%, 11/08/2017		75,000	75,360
Series 2012-4, Class C
1.93%, 08/08/2018		125,000	126,620
Series 2012-4, Class D
2.68%, 10/09/2018		45,000	46,154
Series 2012-5, Class C
1.69%, 11/08/2018		140,000	139,552
Series 2012-5, Class D
2.35%, 12/10/2018		165,000	164,239
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR	245,662	337,963
CarMax Auto Owner Trust
Series 2012-1, Class B
1.76%, 08/15/2017		$70,000	71,436
Series 2012-1, Class C
2.20%, 10/16/2017		40,000	40,864
Series 2012-1, Class D
3.09%, 08/15/2018		50,000	51,694
Chesapeake Funding LLC
Series 2012-1A, Class B
1.81%, 11/07/2023 - 144A (D)		200,000	202,032

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	$250,000	$251,428
DT Auto Owner Trust
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A	250,000	252,042
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	250,000	254,381
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	250,000	259,252
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	110,000	110,863
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	60,000	60,411
Series 2011-2, Class C
2.37%, 09/15/2015	140,000	141,054
Series 2011-2, Class D
2.86%, 09/15/2015	95,000	95,944
Series 2012-1, Class C
1.71%, 01/15/2016 (D)	160,000	161,235
Series 2012-1, Class D
2.31%, 01/15/2016 (D)	145,000	146,046
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	105,257
Series 2012-4, Class C
1.39%, 09/15/2016	100,000	100,570
Series 2012-4, Class D
2.09%, 09/15/2016	155,000	155,885
Series 2012-5, Class C
2.14%, 09/15/2019	100,000	99,671
Series 2012-5, Class D
2.73%, 09/15/2019	130,000	132,027
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	100,000	100,312
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	200,000	203,313
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	340,000	340,316
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	95,000	96,925
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.96%, 11/25/2024 (D)	205,000	216,818
PFS Financing Corp.
Series 2012-AA, Class A
1.41%, 02/15/2016 - 144A (D)	160,000	161,291
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	327,316	328,810
Series 2012-1, Class B
2.72%, 05/16/2016	80,000	82,186
Series 2012-1, Class C
3.78%, 11/15/2017	110,000	115,860
Series 2012-2, Class C
3.20%, 02/15/2018	310,000	322,842
Series 2012-2, Class D
3.87%, 02/15/2018	185,000	195,559
Series 2012-3, Class B
1.94%, 12/15/2016	255,000	259,137
Series 2012-3, Class C
3.01%, 04/16/2018	350,000	363,667
Series 2012-3, Class D
3.64%, 05/15/2018	285,000	298,872

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-4, Class C
2.94%, 12/15/2017	$230,000	$238,702
Series 2012-4, Class D
3.50%, 06/15/2018	310,000	324,717
Series 2012-5, Class B
1.56%, 08/15/2018	290,000	292,694
Series 2012-5, Class C
2.70%, 08/15/2018	140,000	145,960
Series 2012-5, Class D
3.30%, 09/17/2018	120,000	124,873
Series 2012-6, Class B
1.33%, 05/15/2017	150,000	150,833
Series 2012-6, Class C
1.94%, 03/15/2018	105,000	106,431
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	380,000	380,168
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	700,000	703,791
Series 2012-AA, Class D
2.46%, 12/17/2018 - 144A	300,000	304,655
SLM Student Loan Trust
Series 2004-B, Class A2
0.51%, 06/15/2021 (D)	518,085	511,528
Series 2005-A, Class A3
0.51%, 06/15/2023 (D)	340,000	305,358
Series 2005-B, Class A2
0.49%, 03/15/2023 (D)	343,320	336,445
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	100,000	108,663
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	140,000	157,087
Series 2012-A, Class A1
1.61%, 08/15/2025 - 144A (D)	99,463	100,988
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	120,000	131,170
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	400,000	427,830
Series 2012-C, Class A1
1.31%, 08/15/2023 - 144A (D)	232,383	234,622
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	430,000	456,063
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	520,000	547,564
Series 2012-E, Class A1
0.96%, 10/16/2023 - 144A (D)	218,559	219,556
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	916,000	947,900
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	360,000	368,560
Series 2012-D, Class A
2.15%, 04/17/2023	455,000	460,650

Total Asset-Backed Securities (cost $15,583,994)		15,938,915

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
Commercial Banks - 0.0% (G)
Fifth Third Capital Trust IV
6.50%, 04/15/2037 (D)	155,000	154,806
Insurance - 0.1%
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A	275,000	341,000

Total Preferred Corporate Debt Securities (cost $455,753)		495,806

	Principal	Value
CORPORATE DEBT SECURITIES - 10.4%
Automobiles - 0.1%
Ford Motor Co.
4.75%, 01/15/2043	$190,000	$178,342
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/2022	120,000	117,568
Heineken NV
1.40%, 10/01/2017 - 144A	45,000	44,634
2.75%, 04/01/2023 - 144A	285,000	274,790
Pernod-Ricard SA
4.45%, 01/15/2022 - 144A	450,000	488,158
Capital Markets - 0.4%
Goldman Sachs Group, Inc.
2.38%, 01/22/2018	305,000	305,753
3.63%, 01/22/2023 (B)	305,000	304,491
5.75%, 01/24/2022	638,000	743,673
Chemicals - 0.1%
CF Industries, Inc.
7.13%, 05/01/2020	410,000	513,373
Commercial Banks - 0.4%
Caixa Economica Federal
2.38%, 11/06/2017 - 144A	150,000	147,000
3.50%, 11/07/2022 - 144A (B)	150,000	149,250
Discover Bank
7.00%, 04/15/2020	420,000	516,203
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	610,000	638,975
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/2022 - Reg S	200,000	228,258
Commercial Services & Supplies - 0.1%
ADT Corp.
4.13%, 06/15/2023 - 144A	24,000	24,344
United Rentals North America, Inc.
7.63%, 04/15/2022	290,000	323,350
Containers & Packaging - 0.4%
Rexam PLC
6.75%, 06/01/2013 - 144A	1,121,000	1,123,242
Rock-Tenn Co.
4.00%, 03/01/2023 - 144A	219,000	218,366
Diversified Financial Services - 1.4%
Bank of America Corp.
3.88%, 03/22/2017	195,000	208,926
5.70%, 01/24/2022 (B)	613,000	718,875
6.50%, 08/01/2016	95,000	109,845
7.63%, 06/01/2019	125,000	158,952
Bank of America Corp., Series MTN
3.30%, 01/11/2023 (B)	240,000	236,692
Bank of America Corp. Series MTNL
5.65%, 05/01/2018	1,040,000	1,200,878
Citigroup, Inc.
4.45%, 01/10/2017	80,000	87,811
4.59%, 12/15/2015	1,270,000	1,380,492
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	200,000	233,225
General Electric Capital Corp., Series MTN
3.10%, 01/09/2023 (B)	285,000	281,512
JPMorgan Chase & Co.
3.20%, 01/25/2023 (B)	225,000	223,573
3.25%, 09/23/2022	120,000	120,145

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	$200,000	$231,120
Swiss Re Capital I LP
6.85%, 05/25/2016 - 144A (D) (H)	240,000	255,000
Diversified Telecommunication Services - 0.2%
AT&T, Inc.
2.63%, 12/01/2022	179,000	173,100
5.35%, 09/01/2040	175,000	191,783
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	170,000	182,325
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	136,350
Verizon Communications, Inc.
6.40%, 02/15/2038	100,000	127,048
Electric Utilities - 1.2%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117,000	131,255
8.88%, 11/15/2018	25,000	33,266
Duke Energy Carolinas LLC
4.25%, 12/15/2041	125,000	128,924
Electricite de France SA
5.25%, 01/29/2023 - 144A (B) (D) (H)	125,000	122,026
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020 (B)	500,000	573,750
Florida Power & Light Co.
5.95%, 02/01/2038	150,000	194,139
Georgia Power Co.
3.00%, 04/15/2016 (B)	365,000	388,438
Hydro-Quebec
8.05%, 07/07/2024	1,900,000	2,745,067
Jersey Central Power & Light Co.
7.35%, 02/01/2019 (B)	105,000	133,081
Energy Equipment & Services - 0.4%
Transocean, Inc.
2.50%, 10/15/2017 (B)	610,000	612,082
3.80%, 10/15/2022	75,000	74,305
5.05%, 12/15/2016	180,000	200,980
6.00%, 03/15/2018	590,000	678,945
Food Products - 0.1%
Kraft Foods Group, Inc.
3.50%, 06/06/2022	134,000	140,140
5.00%, 06/04/2042	149,000	161,724
Mondelez International, Inc.
6.50%, 02/09/2040	185,000	240,280
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.25%, 11/15/2015	433,000	488,614
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.
5.45%, 06/15/2021	164,000	192,123
HCA, Inc.
7.25%, 09/15/2020	150,000	166,500
Tenet Healthcare Corp.
6.25%, 11/01/2018	165,000	181,087
UnitedHealth Group, Inc.
3.38%, 11/15/2021	55,000	57,490
WellPoint, Inc.
3.70%, 08/15/2021 (B)	108,000	112,421
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017	410,000	438,700
Industrial Conglomerates - 0.0% (G)
General Electric Co.
4.13%, 10/09/2042	100,000	98,830

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.0%
Allianz Finance II BV, Series EMTN
5.75%, 07/08/2041 (D)	EUR	100,000	$147,397
American International Group, Inc.
3.80%, 03/22/2017		$296,000	319,067
4.88%, 06/01/2022 (B)		505,000	562,993
8.18%, 05/15/2058 (D)		55,000	71,500
American International Group, Inc., Series MTN
5.45%, 05/18/2017		165,000	188,543
AXA SA, Series EMTN
5.25%, 04/16/2040 (D)	EUR	100,000	138,019
Lincoln National Corp.
7.00%, 06/15/2040		$25,000	32,346
Metropolitan Life Global Funding I
3.88%, 04/11/2022 - 144A		650,000	696,146
Muenchener Rueckversicherungs AG, Series EMTN
6.00%, 05/26/2041 (D)	EUR	100,000	152,780
Prudential Financial, Inc.
5.88%, 09/15/2042 (D)		$308,000	323,015
Prudential Financial, Inc., Series MTN
4.75%, 09/17/2015		560,000	611,660
5.38%, 06/21/2020 (B)		210,000	244,822
XL Group PLC
6.50%, 04/15/2017 (D) (H)		100,000	96,125
Marine - 0.1%
DP World Sukuk, Ltd.
6.25%, 07/02/2017 - Reg S		200,000	224,000
Media - 0.8%
CBS Corp.
4.63%, 05/15/2018		70,000	78,183
8.88%, 05/15/2019		220,000	295,955
CC Holdings GS V LLC
3.85%, 04/15/2023 - 144A		152,000	151,545
Comcast Corp.
4.25%, 01/15/2033		95,000	92,577
4.65%, 07/15/2042		472,000	473,194
COX Communications, Inc.
3.25%, 12/15/2022 - 144A		409,000	409,497
4.70%, 12/15/2042 - 144A		89,000	87,393
8.38%, 03/01/2039 - 144A		200,000	297,190
NBCUniversal Media LLC
2.88%, 01/15/2023		439,000	428,206
4.38%, 04/01/2021		175,000	192,753
5.15%, 04/30/2020		175,000	203,817
Time Warner Cable, Inc.
4.00%, 09/01/2021		199,000	212,002
4.50%, 09/15/2042		292,000	271,502
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.
3.55%, 03/01/2022 (B)		160,000	155,931
Novelis, Inc.
8.75%, 12/15/2020		250,000	282,500
Multi-Utilities - 0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016		235,000	242,273
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037		435,000	533,892
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016		74,000	86,398
7.45%, 07/15/2017		315,000	387,926

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	$392,000	$449,599
Energy Transfer Partners, LP
6.50%, 02/01/2042	322,000	371,451
Kinder Morgan Energy Partners, LP
3.45%, 02/15/2023 (B)	278,000	277,180
5.95%, 02/15/2018	500,000	593,440
Laredo Petroleum, Inc.
7.38%, 05/01/2022	180,000	194,850
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A (B)	240,000	239,400
MEG Energy Corp.
6.38%, 01/30/2023 - 144A (B)	65,000	67,762
6.50%, 03/15/2021 - 144A	150,000	157,500
Murphy Oil Corp.
2.50%, 12/01/2017	115,000	115,456
3.70%, 12/01/2022	301,000	292,638
4.00%, 06/01/2022	50,000	49,214
5.13%, 12/01/2042	40,000	37,203
Nexen, Inc.
5.88%, 03/10/2035	10,000	11,953
6.40%, 05/15/2037	90,000	114,716
7.50%, 07/30/2039	175,000	248,316
Novatek OAO via Novatek Finance, Ltd.
4.42%, 12/13/2022 - 144A	200,000	200,250
Peabody Energy Corp.
6.25%, 11/15/2021	135,000	141,075
Range Resources Corp.
5.75%, 06/01/2021	40,000	42,800
7.25%, 05/01/2018	300,000	314,250
Rosneft Oil Co. via Rosneft International Finance, Ltd.
4.20%, 03/06/2022 - 144A	200,000	200,000
Sibur Securities, Ltd.
3.91%, 01/31/2018 - 144A	200,000	199,000
Valero Energy Corp.
6.63%, 06/15/2037	90,000	106,422
Western Gas Partners, LP
4.00%, 07/01/2022	117,000	120,986
5.38%, 06/01/2021	422,000	475,434
Williams Cos., Inc.
3.70%, 01/15/2023	50,000	49,240
7.88%, 09/01/2021	165,000	211,215
Paper & Forest Products - 0.2%
International Paper Co.
4.75%, 02/15/2022 (B)	485,000	540,380
6.00%, 11/15/2041 (B)	115,000	132,221
Pharmaceuticals - 0.2%
AbbVie, Inc.
2.00%, 11/06/2018 - 144A	230,000	230,595
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022	233,000	230,728
3.65%, 11/10/2021	70,000	73,675
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021 (B)	170,000	178,924
Zoetis, Inc.
3.25%, 02/01/2023 - 144A	21,000	20,849
Real Estate Investment Trusts - 0.1%
Ventas Realty, LP
4.75%, 06/01/2021	120,000	131,662
Vornado Realty, LP
5.00%, 01/15/2022	250,000	275,854

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A	$270,000	$297,000
Specialty Retail - 0.0% (G)
QVC, Inc.
7.50%, 10/01/2019 - 144A	145,000	160,251
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
2.38%, 09/08/2016 (B)	300,000	310,166
4.38%, 07/16/2042 (B)	200,000	196,130
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	545,000	659,403
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (B)	12,000	12,990
SBA Tower Trust
5.10%, 04/17/2017 - 144A	650,000	727,526
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A (B)	305,000	377,438

Total Corporate Debt Securities (cost $37,870,264)		39,419,878

STRUCTURED NOTES DEBT - 0.2%
Diversified Financial Services - 0.2%
Tiers Trust
2.06%, 05/12/2014 - 144A (D)	740,000	740,925

Total Structured Notes Debt (cost $740,142)		740,925

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.08%, 05/30/2013 (A) (B) (C)	340,000	339,807

Total Short-Term U.S. Government Obligation (cost $339,807)		339,807

	Shares	Value
PREFERRED STOCKS - 0.1%
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (D)	5,463	152,199
Insurance - 0.0% (G)
Allstate Corp., 5.10% (D) (I)	3,280	84,460

Total Preferred Stocks (cost $225,964)		236,659

COMMON STOCKS - 60.6%
Aerospace & Defense - 0.9%
United Technologies Corp.	37,743	3,305,155
Air Freight & Logistics - 0.7%
FedEx Corp.	4,820	488,989
United Parcel Service, Inc. - Class B	29,605	2,347,380
Auto Components - 0.3%
Delphi Automotive PLC (I)	10,902	421,471
Johnson Controls, Inc.	15,849	492,746
TRW Automotive Holdings Corp. (I)	4,027	232,076
Automobiles - 0.4%
General Motors Co. (I)	57,827	1,624,360
Beverages - 1.7%
Coca-Cola Co.	75,985	2,829,682
Coca-Cola Enterprises, Inc.	29,693	1,035,395
Dr. Pepper Snapple Group, Inc. (B)	11,888	535,792
PepsiCo, Inc.	30,205	2,200,434
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (I)	5,520	518,825
Ariad Pharmaceuticals, Inc. (B) (I)	5,610	111,527

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Biogen Idec, Inc. (I)	17,423	$2,719,382
Celgene Corp. (I)	22,401	2,216,803
Onyx Pharmaceuticals, Inc. (B) (I)	4,880	378,297
Vertex Pharmaceuticals, Inc. (I)	10,030	449,143
Building Products - 0.3%
Masco Corp.	59,182	1,088,357
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	6,780	1,002,491
Invesco, Ltd.	41,389	1,127,850
Morgan Stanley	37,248	851,117
State Street Corp.	27,247	1,516,295
Chemicals - 1.3%
Air Products & Chemicals, Inc.	16,556	1,447,491
Axiall Corp. (B) (E) (I)	11,338	636,969
CF Industries Holdings, Inc.	2,583	591,946
Dow Chemical Co.	37,302	1,201,124
E.I. du Pont de Nemours & Co.	15,681	744,064
LyondellBasell Industries NV - Class A	3,440	218,165
Commercial Banks - 1.7%
CIT Group, Inc. (I)	2,400	101,640
Comerica, Inc.	16,466	565,772
Regions Financial Corp.	23,223	180,675
SunTrust Banks, Inc.	25,417	721,080
Wells Fargo & Co.	142,048	4,947,532
Commercial Services & Supplies - 0.2%
Tyco International, Ltd.	30,248	914,397
Communications Equipment - 1.6%
Cisco Systems, Inc.	145,411	2,991,104
Harris Corp.	4,043	186,787
QUALCOMM, Inc.	41,159	2,717,729
Computers & Peripherals - 2.6%
Apple, Inc.	17,413	7,928,313
EMC Corp. (I)	55,840	1,374,222
Hewlett-Packard Co.	32,927	543,625
Construction & Engineering - 0.6%
Fluor Corp.	32,247	2,090,573
Consumer Finance - 0.7%
American Express Co.	24,268	1,427,201
Capital One Financial Corp.	19,886	1,119,980
Containers & Packaging - 0.3%
Crown Holdings, Inc. (I)	25,634	970,503
Diversified Financial Services - 2.1%
Bank of America Corp.	276,143	3,125,939
Citigroup, Inc.	79,179	3,338,187
CME Group, Inc. - Class A	11,248	650,584
IntercontinentalExchange, Inc. (I)	4,091	567,626
NASDAQ OMX Group, Inc.	5,810	164,539
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	36,873	1,282,812
Verizon Communications, Inc.	66,173	2,885,804
Electric Utilities - 1.3%
Edison International	25,954	1,250,723
Exelon Corp.	25,964	816,308
NextEra Energy, Inc.	29,438	2,121,008
NV Energy, Inc.	38,229	723,675
Electrical Equipment - 0.6%
Eaton Corp. PLC	3,800	216,410
Emerson Electric Co.	39,102	2,238,590
Electronic Equipment & Instruments - 0.0% (G)
Corning, Inc.	8,097	97,164
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	10,515	470,231
Ensco PLC - Class A	14,762	938,420

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Halliburton Co.	48,156	$1,958,986
National Oilwell Varco, Inc.	15,144	1,122,776
Schlumberger, Ltd.	19,572	1,527,595
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	23,089	1,182,157
Kroger Co.	22,433	621,394
Wal-Mart Stores, Inc.	14,177	991,681
Walgreen Co.	8,655	345,854
Food Products - 1.6%
Archer-Daniels-Midland Co.	47,013	1,341,281
ConAgra Foods, Inc.	17,282	564,949
General Mills, Inc.	38,542	1,616,451
Mondelez International, Inc. - Class A	91,060	2,530,557
Gas Utilities - 0.1%
AGL Resources, Inc.	4,752	198,634
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	10,079	683,759
Boston Scientific Corp. (I)	80,238	599,378
CareFusion Corp. (I)	46,287	1,436,748
Covidien PLC	27,799	1,732,990
Health Care Providers & Services - 1.2%
DaVita, Inc. (I)	6,728	776,478
Humana, Inc.	21,353	1,587,809
UnitedHealth Group, Inc.	40,412	2,231,147
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp.	7,590	293,885
International Game Technology	4,870	74,852
Royal Caribbean Cruises, Ltd. (B)	17,524	634,368
Yum! Brands, Inc.	7,635	495,817
Household Durables - 0.2%
Lennar Corp. - Class A (B)	6,888	286,127
PulteGroup, Inc. (I)	29,928	620,707
Household Products - 1.0%
Energizer Holdings, Inc.	4,369	380,147
Procter & Gamble Co.	42,931	3,226,694
Industrial Conglomerates - 0.9%
3M Co.	13,372	1,344,555
General Electric Co.	97,876	2,180,677
Insurance - 2.2%
ACE, Ltd.	11,265	961,243
American International Group, Inc. (I)	28,800	1,089,504
Assurant, Inc.	6,597	252,269
Axis Capital Holdings, Ltd.	9,434	361,039
Berkshire Hathaway, Inc. - Class B (I)	19,218	1,862,801
Everest RE Group, Ltd.	2,616	302,959
Hartford Financial Services Group, Inc.	40,088	994,182
MetLife, Inc.	49,540	1,849,824
Prudential Financial, Inc.	10,438	604,151
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (I)	7,086	1,881,333
Expedia, Inc.	4,258	277,835
Internet Software & Services - 1.5%
eBay, Inc. (I)	14,041	785,313
Google, Inc. - Class A (I)	6,382	4,822,814
IT Services - 2.0%
Accenture PLC - Class A	6,314	453,913
Cognizant Technology Solutions Corp. - Class A (I)	12,418	970,839
Fidelity National Information Services, Inc.	16,545	613,985
International Business Machines Corp.	16,810	3,413,607
Visa, Inc. - Class A	13,966	2,205,371
Life Sciences Tools & Services - 0.1%
Mettler-Toledo International, Inc. (I)	2,311	491,157

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 0.5%
PACCAR, Inc.	31,260	$1,471,096
SPX Corp.	6,523	486,811
Media - 2.6%
CBS Corp. - Class B	46,012	1,919,621
Comcast Corp. - Class A	45,218	1,721,901
DIRECTV (I)	10,030	512,934
Time Warner Cable, Inc.	25,362	2,265,841
Time Warner, Inc.	53,752	2,715,551
Walt Disney Co.	10,087	543,488
Metals & Mining - 0.3%
Alcoa, Inc.	66,075	584,103
Nucor Corp.	5,489	252,549
U.S. Steel Corp. (B)	10,124	226,271
Walter Energy, Inc. (B)	5,929	222,634
Multi-Utilities - 0.7%
NiSource, Inc.	37,865	1,023,491
Sempra Energy	24,178	1,814,559
Multiline Retail - 0.9%
Kohl’s Corp.	3,589	166,135
Macy’s, Inc.	12,592	497,510
Nordstrom, Inc.	8,236	454,874
Target Corp.	37,988	2,294,855
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	13,944	1,115,799
Apache Corp.	7,140	598,046
Cheniere Energy, Inc. (I)	33,465	710,462
Chevron Corp.	40,872	4,706,411
Concho Resources, Inc. (I)	2,407	219,567
ConocoPhillips	20,756	1,203,848
Denbury Resources, Inc. (B) (I)	6,581	122,604
Energen Corp.	7,402	356,332
EOG Resources, Inc.	10,085	1,260,423
Exxon Mobil Corp.	66,596	5,991,642
Marathon Petroleum Corp.	9,664	717,166
Occidental Petroleum Corp.	13,519	1,193,322
Range Resources Corp.	2,935	197,144
Williams Cos., Inc.	29,381	1,029,804
Pharmaceuticals - 3.2%
AbbVie, Inc.	10,328	378,934
Actavis, Inc. (I)	2,400	207,336
Allergan, Inc.	11,795	1,238,593
Johnson & Johnson (B)	23,876	1,764,914
Merck & Co., Inc.	100,425	4,343,381
Pfizer, Inc.	125,949	3,435,889
Valeant Pharmaceuticals International, Inc. (I)	9,516	631,101
Warner Chilcott PLC - Class A	5,266	74,619
Zoetis, Inc. - Class A	3,100	80,600
Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.	1,610	208,962
CBL & Associates Properties, Inc. (B)	27,297	586,613
DiamondRock Hospitality Co.	24,446	222,947
Equity Residential	11,668	646,290
Highwoods Properties, Inc. (B)	5,794	208,584
Home Properties, Inc. (B)	3,062	188,221
Host Hotels & Resorts, Inc.	28,290	474,989
LaSalle Hotel Properties	11,143	304,204
National Retail Properties, Inc. (B)	6,112	195,706
Plum Creek Timber Co., Inc. (B)	12,731	613,380
Simon Property Group, Inc.	6,112	979,020
Strategic Hotels & Resorts, Inc. (I)	17,192	125,674
Weyerhaeuser Co.	18,464	556,136

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.6%
CSX Corp.	107,014	$2,357,518
Norfolk Southern Corp.	12,171	838,217
Union Pacific Corp.	20,672	2,717,541
Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	19,875	664,223
Broadcom Corp. - Class A	42,282	1,372,051
Freescale Semiconductor, Ltd. (I)	13,300	192,185
Intel Corp.	3,800	79,952
KLA-Tencor Corp.	8,052	442,135
LAM Research Corp. (I)	17,452	717,975
LSI Corp. (I)	60,351	424,871
Texas Instruments, Inc.	3,000	99,240
Software - 2.5%
Adobe Systems, Inc. (I)	21,085	797,645
Citrix Systems, Inc. (I)	14,945	1,093,376
MICROS Systems, Inc. (B) (I)	3,132	144,166
Microsoft Corp.	159,244	4,374,433
Oracle Corp.	85,090	3,021,546
Specialty Retail - 2.0%
AutoZone, Inc. (I)	3,988	1,474,364
Home Depot, Inc.	40,053	2,680,347
Lowe’s Cos., Inc.	58,169	2,221,474
Ross Stores, Inc.	6,210	370,737
TJX Cos., Inc.	22,296	1,007,333
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	7,591	387,141
V.F. Corp.	9,508	1,403,191
Tobacco - 1.1%
Philip Morris International, Inc.	45,657	4,025,121
Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	5,032	1,096,070
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (I)	51,101	287,699

Total Common Stocks (cost $191,132,115)		229,138,509

	Notional Amount	Value
PURCHASED OPTIONS - 0.0% (G)
Put Options - 0.0% (G)
Eurodollar, Mid-Curve 2-Year Futures Index Value 99.25 Expires 09/13/2013	$102,500	30,238

Total Purchased Options (cost $14,432)		30,238

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 3.9%
BlackRock Provident TempFund 24 (J)	14,882,045	14,882,045

Total Short-Term Investment Company (cost $14,882,045)		14,882,045

SECURITIES LENDING COLLATERAL - 4.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (C)	16,421,558	16,421,558

Total Securities Lending Collateral (cost $16,421,558)		16,421,558

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $2,872,677 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $2,931,405.	$2,872,675	$2,872,675

Total Repurchase Agreement (cost $2,872,675)		2,872,675

Total Investment Securities (cost $373,494,109) (K)		414,847,271
Other Assets and Liabilities - Net		(36,719,010)

Net Assets		$378,128,261

	Principal	Value
TBA SHORT COMMITMENTS - (4.1%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (4.1%)
Fannie Mae, TBA
3.50%	$(3,300,000)	$(3,477,547)
4.00%	(2,400,000)	(2,553,969)
4.50%	(4,000,000)	(4,292,500)
5.00%	(1,500,000)	(1,619,515)
5.50%	(600,000)	(651,000)
Ginnie Mae, TBA
4.00%	(600,000)	(652,594)
4.50%	(2,000,000)	(2,176,562)

Total U.S. Government Agency Obligations (proceeds $(15,479,629))		(15,423,687)

Total TBA Short Commitments (proceeds $(15,479,629))		(15,423,687)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(97)	03/19/2013	$190,055
2-Year U.S. Treasury Note	Long	66	03/28/2013	(3,462)
30-Year U.S. Treasury Bond	Long	21	03/19/2013	(59,644)
5-Year U.S. Treasury Note	Long	162	03/28/2013	(55,779)
German Euro Bund	Short	(13)	03/07/2013	54,006
S&P 500 E-Mini Index	Long	43	03/15/2013	103,684
Ultra Long U.S. Treasury Bond	Long	35	03/19/2013	(107,048)

				$121,812

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	CITI	(2,952,000)	04/23/2013	$(3,933,540)	$(76,447)
EUR	DUB	550,000	04/23/2013	746,341	777
EUR	UBS	(274,000)	04/23/2013	(364,831)	(7,369)

					$(83,039)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of January 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
CITI	$(76,447)	$—	$(76,447)
DUB	777	—	777
UBS	(7,369)	—	(7,369)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $498,859.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $16,077,809. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Floating or variable rate note. Rate is listed as of January 31, 2013.
(E)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $299,280, or 0.08% of the fund’s net assets.
(G)	Percentage rounds to less than 0.1%.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Non-income producing security.
(J)	The investment issuer is affiliated with the sub-adviser of the fund.
(K)	Aggregate cost for federal income tax purposes is $373,494,109. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $42,393,421 and $1,040,259, respectively. Net unrealized appreciation for tax purposes is $41,353,162.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $34,598,943 or 9.15% of the fund’s net assets.
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
IO	Interest Only
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

DEFINITIONS (continued):

OTC	Over the Counter
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATION:

EUR	Euro

VALUATION SUMMARY: (L)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
U.S. Government Obligations	$—	$6,532,760	$—	$6,532,760
U.S. Government Agency Obligations	—	58,453,002	—	58,453,002
Foreign Government Obligations	—	5,425,050	—	5,425,050
Mortgage-Backed Securities	—	23,919,444	—	23,919,444
Asset-Backed Securities	—	15,938,915	—	15,938,915
Preferred Corporate Debt Securities	—	495,806	—	495,806
Corporate Debt Securities	—	39,419,878	—	39,419,878
Structured Notes Debt	—	740,925	—	740,925
Short-Term U.S. Government Obligation	—	339,807	—	339,807
Preferred Stocks	236,659	—	—	236,659
Common Stocks	229,138,509	—	—	229,138,509
Purchased Options	30,238	—	—	30,238
Short-Term Investment Company	—	14,882,045	—	14,882,045
Securities Lending Collateral	16,421,558	—	—	16,421,558
Repurchase Agreement	—	2,872,675	—	2,872,675

Total Investment Securities	$245,826,964	$169,020,307	$—	$414,847,271

TBA Short Commitments
U.S. Government Agency Obligations	$—	$(15,423,687)	$—	$(15,423,687)

Total TBA Short Commitments	$—	$(15,423,687)	$—	$(15,423,687)

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (M)	$—	$777	$—	$777
Futures Contracts (M)	347,745	—	—	347,745

Total Other Financial Instruments in Assets	$347,745	$777	$—	$348,522

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (M)	$—	$(83,816)	$—	$(83,816)
Futures Contracts (M)	(225,933)	—	—	(225,933)

Total Other Financial Instruments in Liabilities	$(225,933)	$(83,816)	$—	$(309,749)

(L)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(M)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8% (A)
Fixed Income - 15.3%
Transamerica Emerging Markets Debt	3,833,683	$44,700,745
Transamerica Money Market	2,103,653	2,103,653
Transamerica Short-Term Bond	3,272,747	33,709,297
Global/International Equity - 7.2%
Transamerica International Small Cap	4,447,656	37,538,219
Inflation-Protected Securities - 3.9%
Transamerica Real Return TIPS	1,887,639	20,480,878
Tactical and Specialty - 73.4%
Transamerica Arbitrage Strategy	3,345,790	33,290,608
Transamerica Bond	6,119,552	66,274,747
Transamerica Commodity Strategy (B)	2,777,534	26,914,303
Transamerica Global Macro (B)	8,938,025	51,572,404
Transamerica Global Real Estate Securities	3,573,266	46,559,658
Transamerica Long/Short Strategy (B)	9,951,443	83,791,152
Transamerica Managed Futures Strategy (B)	7,621,518	77,282,195

Total Investment Companies (cost $506,516,894)		524,217,859

Total Investment Securities (cost $506,516,894) (C)		524,217,859
Other Assets and Liabilities - Net		1,084,372

Net Assets		$525,302,231

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $506,516,894. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $19,504,903 and $1,803,938, respectively. Net unrealized appreciation for tax purposes is $17,700,965.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Investment Companies	$ 524,217,859	$ —	$ —	$ 524,217,859

Total Investment Securities	$ 524,217,859	$ —	$ —	$ 524,217,859

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.2% (A)
Global/International Equity - 95.9%
Transamerica Developing Markets Equity	2,421,984	$28,046,574
Transamerica Emerging Markets Equity	1,725,373	17,736,831
Transamerica International	4,544,380	43,580,608
Transamerica International Equity	1,881,310	29,762,323
Transamerica International Equity Opportunities	4,827,171	37,507,119
Transamerica International Small Cap	1,492,983	12,600,773
Transamerica International Value Opportunities	4,584,913	42,868,934
Tactical and Specialty - 4.3%
Transamerica Global Allocation	475	5,235
Transamerica Global Macro (B)	72,938	420,853
Transamerica Global Real Estate Securities	691,175	9,006,016

Total Investment Companies (cost $212,832,193)		221,535,266

Total Investment Securities (cost $212,832,193) (C)		221,535,266
Other Assets and Liabilities - Net		(509,006)

Net Assets		$221,026,260

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $212,832,193. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $12,032,375 and $3,329,302, respectively. Net unrealized appreciation for tax purposes is $8,703,073.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Investment Companies	$ 221,535,266	$ —	$ —	$ 221,535,266

Total Investment Securities	$ 221,535,266	$ —	$ —	$ 221,535,266

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 104.2%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 (A)		$662,357	$701,736
1.75%, 01/15/2028 (B) (C)		14,398,079	18,339,553
2.00%, 01/15/2026		19,489,848	25,234,792
2.13%, 02/15/2040 (A)		1,491,434	2,127,158
2.38%, 01/15/2025		17,773,407	23,738,607
2.38%, 01/15/2027 (C)		19,741,376	26,805,077
2.50%, 01/15/2029 (A) (B) (C) (D)		31,465,976	44,185,122
3.38%, 04/15/2032		389,166	628,321
3.63%, 04/15/2028 (C) (D)		43,178,395	67,466,241
3.88%, 04/15/2029 (C)		38,116,930	62,074,030
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 -04/15/2017 (C)		43,040,262	46,049,553
0.13%, 01/15/2022 (A) (C)		31,333,764	33,867,381
0.13%, 07/15/2022 (C) (D)		54,253,813	58,615,331
0.13%, 01/15/2023		4,089,955	4,383,601
0.50%, 04/15/2015		3,825,000	4,023,422
0.63%, 07/15/2021 (B) (C) (D) (E) (F)		67,065,017	75,998,278
1.13%, 01/15/2021 (A) (B) (F)		15,841,480	18,539,474
1.25%, 07/15/2020 (C)		55,113,282	65,274,793
1.38%, 07/15/2018 (A)		11,745,580	13,727,647
1.38%, 01/15/2020		25,129,044	29,754,346
1.63%, 01/15/2015		20,379,372	21,805,928
1.63%, 01/15/2018 (C) (D)		15,932,086	18,540,965
1.88%, 07/15/2013 - 07/15/2019		56,203,300	60,566,138
1.88%, 07/15/2015 (F)		22,018,308	24,196,051
2.00%, 07/15/2014 (C)		52,770,528	55,982,089
2.00%, 01/15/2016		33,991,223	37,963,947
2.13%, 01/15/2019		12,890,969	15,677,636
2.38%, 01/15/2017		228,356	266,498
2.63%, 07/15/2017 (C)		3,995,992	4,806,743

Total U.S. Government Obligations (cost $839,247,517)			861,340,458

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.4%
Fannie Mae
0.35%, 08/25/2034 (G)		97,478	95,643
0.88%, 02/25/2041 (G)		2,128,520	2,140,054
1.37%, 10/01/2044 (G)		33,290	34,264
Freddie Mac 0.44%, 02/15/2019 (G)		748,205	749,043

Total U.S. Government Agency Obligations (cost $3,018,817)			3,019,004

FOREIGN GOVERNMENT OBLIGATIONS - 10.0%
Canadian Government Bond
1.50%, 12/01/2044	CAD	2,161,889	2,750,957
2.75%, 09/01/2016		2,600,000	2,728,305
3.00%, 12/01/2036		355,107	561,574
Denmark I/L Government Bond 0.10%, 11/15/2023	DKK	14,357,140	2,677,937
Italy Buoni Poliennali del Tesoro 2.10%, 09/15/2016 -09/15/2017	EUR	28,090,273	39,052,344
Mexican Udibonos 2.00%, 06/09/2022	MXN	80,155,705	6,527,666
New South Wales Treasury Corp.
2.50%, 11/20/2035	AUD	1,100,000	1,359,496
2.75%, 11/20/2025		6,300,000	8,504,593
U.K. Gilt Inflation Linked
0.13%, 03/22/2024	GBP	5,774,784	10,115,812
1.25%, 11/22/2032		904,888	1,877,753
2.50%, 07/26/2016 - Reg S		1,200,000	6,616,399

Total Foreign Government Obligations (cost $78,291,674)			82,772,836

	Principal		Value
MORTGAGE-BACKED SECURITIES - 2.4%
Arran Residential Mortgages Funding PLC
Series 2010-1A, Class A1B
1.39%, 05/16/2047 - 144A (G)	EUR	19,896	$27,022
Series 2011-1A, Class A1B
1.39%, 11/19/2047 - 144A (G)		1,075,772	1,462,967
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-3, Class A2
5.59%, 06/10/2049 (G)		$28,129	28,107
Series 2007-3, Class A2FL
0.38%, 06/10/2049 - 144A (G)		28,129	28,128
Series 2007-5, Class A4
5.49%, 02/10/2051		530,000	613,402
Banc of America Mortgage Securities, Inc. Series 2004-1, Class 5A1 6.50%, 09/25/2033		22,243	22,950
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
2.57%, 03/25/2035 (G)		498,789	502,993
Series 2005-2, Class A2
2.79%, 03/25/2035 (G)		143,481	144,447
Series 2005-5, Class A1
2.24%, 08/25/2035 (G)		151,992	152,980
Series 2005-5, Class A2
2.32%, 08/25/2035 (G)		287,799	292,652
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
2.60%, 05/25/2035 (G)		27,064	27,074
Series 2005-6, Class A1
2.27%, 09/25/2035 (G)		205,524	203,405
Series 2005-6, Class A2
2.34%, 09/25/2035 (G)		247,254	242,888
Series 2005-6, Class A3
1.99%, 09/25/2035 (G)		34,141	33,926
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007 - CD5, Class A4 5.89%, 11/15/2044 (G)		398,030	465,928
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
0.49%, 04/25/2035 (G)		897,565	723,090
Series 2005-R2, Class 1AF1
0.54%, 06/25/2035 - 144A (G)		171,184	153,999
DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.39%, 07/10/2044 - 144A		6,700,000	7,201,395
Greenpoint Mortgage Funding Trust Series 2005-AR1, Class A2 0.42%, 06/25/2045 (G)		357,809	295,954
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 2.66%, 09/25/2035 (G)		544,878	559,890
LB-UBS Commercial Mortgage Trust Series 2007 - C7, Class A3 5.87%, 09/15/2045 (G)		200,000	232,644
MASTR Alternative Loans Trust Series 2006-2, Class 2A1 0.60%, 03/25/2036 (G)		599,195	131,880

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class A4 5.70%, 09/12/2049		$300,000	$347,160
Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4 5.83%, 06/11/2049 (G)		1,200,000	1,410,700
Morgan Stanley Mortgage Loan Trust Series 2006-12XS, Class A6A 5.73%, 10/25/2036 (G)		402,612	240,689
Permanent Master Issuer PLC Series 2011-1A, Class 1A3 1.50%, 07/15/2042 - 144A (G)	EUR	400,000	548,554
RALI Trust Series 2006-QO6, Class A1 0.38%, 06/25/2046 (G)		$956,009	456,429
Sequoia Mortgage Trust Series 5, Class A 0.91%, 10/19/2026 (G)		69,863	69,599
Structured Asset Mortgage Investments, Inc. Series 2006-AR5, Class 1A1 0.41%, 05/25/2046 (G)		857,479	510,884
Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class A4 5.57%, 10/15/2048		400,000	453,338
WaMu Mortgage Pass-Through Certificates Series 2003-AR9, Class 2A 2.55%, 09/25/2033 (G)		580,767	583,931
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8, Class 2A1 2.72%, 04/25/2036 (G)		1,609,172	1,522,364

Total Mortgage-Backed Securities (cost $18,854,572)			19,691,369

ASSET-BACKED SECURITIES - 0.5%
Ares VIR CLO, Ltd. Series 2006-6RA, Class A1B 0.54%, 03/12/2018 - 144A (G)		625,563	621,604
Countrywide Asset-Backed Certificates Series 2005-13, Class 3AV3 0.45%, 04/25/2036 (G)		174,934	172,567
CSAB Mortgage Backed Trust Series 2006-1, Class A6A 6.17%, 06/25/2036 (G)		1,117,236	797,041
Duane Street CLO I, Ltd. Series 2005-1A, Class A2 0.56%, 11/08/2017 - 144A (G)		241,224	239,238
Equity One, Inc. Series 2004-1, Class AV2 0.50%, 04/25/2034 (G)		45,573	37,134
Harvest CLO SA Series I-X, Class A1 0.94%, 03/29/2017 - Reg S (G)	EUR	104,525	140,656
Katonah VI, Ltd. Series 6A, Class A1A 0.63%, 09/20/2016 - 144A (G)		$98,298	98,206
Magi Funding PLC Series I-A, Class A 0.67%, 04/11/2021 - 144A (G)	EUR	549,854	720,772
Magnolia Funding, Ltd. Series 2010-1A, Class A1 3.00%, 04/20/2017 - 144A (H)		28,496	38,713

	Principal		Value
ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust Series 2003-1, Class AF7 4.03%, 06/25/2033 (G)		$394,978	$400,516
SLM Student Loan Trust Series 2003-6, Class A4 0.51%, 12/17/2018 (G)		346,816	346,205
Series 2010-B, Class A1 2.13%, 08/15/2016 - 144A (G)		430	430
Structured Asset Securities Corp. Series 2007-BC3, Class 2A2 0.34%, 05/25/2047 (G)		900,000	724,896
Wood Street CLO BV Series II-A, Class A1 0.70%, 03/29/2021 - 144A (G)	EUR	215,254	285,028

Total Asset-Backed Securities (cost $4,566,951)			4,623,006

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
Tobacco Settlement Finance Authority Series A 7.47%, 06/01/2047		$660,000	547,193
Tobacco Settlement Financing Corp. Series A 6.00%, 06/01/2023		230,000	233,098

Total Municipal Government Obligations (cost $838,172)			780,291

CORPORATE DEBT SECURITIES - 5.2%
Capital Markets - 1.3%
Morgan Stanley, Series EMTN 0.52%, 03/01/2013 (G)	EUR	1,000,000	1,357,801
Morgan Stanley Series F, MTN 0.75%, 10/18/2016 (A) (G)		$800,000	771,629
Morgan Stanley, Series GMTN 2.81%, 05/14/2013 (G)		8,800,000	8,849,817
Commercial Banks - 2.1%
Banco Bradesco SA 2.41%, 05/16/2014 - 144A (G)		4,600,000	4,634,808
BBVA Bancomer SA 6.50%, 03/10/2021 - 144A (A)		1,900,000	2,175,500
CIT Group, Inc. 5.25%, 04/01/2014 - 144A (A)		1,000,000	1,042,500
Dexia Credit Local 1.65%, 09/12/2013		3,500,000	3,500,000
ICICI Bank, Ltd. 2.06%, 02/24/2014 - 144A (G)		600,000	590,885
Intesa Sanpaolo SpA 3.13%, 01/15/2016		700,000	694,758
Societe Generale SA 1.36%, 04/11/2014 - 144A (G)		3,800,000	3,805,617
Turkiye Garanti Bankasi AS 2.80%, 04/20/2016 - 144A (G)		500,000	502,500
Consumer Finance - 0.1%
Ally Financial, Inc.
3.51%, 02/11/2014 (G)		100,000	101,512
3.71%, 06/20/2014 (G)		200,000	205,024
SLM Corp., Series MTN 5.05%, 11/14/2014		300,000	315,008
Diversified Financial Services - 0.9%
Credit Agricole Home Loan SFH 1.05%, 07/21/2014 - 144A (G) (I)		3,400,000	3,420,091
Ford Motor Credit Co., LLC 3.98%, 06/15/2016		3,600,000	3,817,235

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.1%
Marsh & McLennan Cos., Inc. 5.75%, 09/15/2015	$1,093,000	$1,223,151
Oil, Gas & Consumable Fuels - 0.6%
Gazprom OAO Via GAZ Capital SA
5.09%, 11/29/2015 - 144A	500,000	531,250
Series 16
7.34%, 04/11/2013 - 144A	300,000	303,000
Petrobras International Finance Co. 3.88%, 01/27/2016	3,700,000	3,875,055
Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	600,000	640,500
6.75%, 09/01/2016 - 144A	500,000	563,750

Total Corporate Debt Securities (cost $41,580,504)		42,921,391

COMMERCIAL PAPER - 1.0%
Commercial Banks - 1.0%
Santander Commercial Paper SA Unipersonal 2.20%, 04/02/2013 - 144A	8,300,000	8,269,567

Total Commercial Paper (cost $8,269,567)		8,269,567

LOAN ASSIGNMENTS - 0.8%
Consumer Finance - 0.5%
Springleaf Financial Funding Co. 5.50%, 05/10/2017 (G)	4,400,000	4,407,700
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc., Tranche B 4.00%, 07/02/2018 (G)	1,970,000	1,989,152

Total Loan Assignments (cost $6,350,270)		6,396,852

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (J)
Put Options - 0.0% (J)
OTC- If exercised the Series receives floating 3 Month LIBOR, and pays 3.875%, European Style Expires 04/14/2014 (I) Counterparty: DUB	5,000,000	132,936

Total Purchased Swaption (cost $254,250)		132,936

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (K)	35,219,535	35,219,535

Total Securities Lending Collateral (cost $35,219,535)		35,219,535

	Principal	Value
REPURCHASE AGREEMENTS - 2.1%
Barclays Capital, Inc. 0.18% (K), dated 01/31/2013, to be repurchased at $17,000,085 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 09/01/2042, and with a value of $17,558,919.	$17,000,000	$17,000,000
State Street Bank & Trust Co. 0.03% (K), dated 01/31/2013, to be repurchased at $161,559 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $166,539.	161,559	161,559

Total Repurchase Agreements (cost $17,161,559)		17,161,559

Total Investment Securities (cost $1,053,653,388) (L)		1,082,328,804
Other Assets and Liabilities - Net		(255,842,995)

Net Assets		$826,485,809

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (14.9%) (M)
BNP Paribas 0.19% (K), dated 01/02/2013, to be repurchased at $(17,185,130) on 02/01/2013.	$(17,182,500)	$(17,182,500)
Deutsche Bank Securities, Inc. 0.29% (K), dated 10/31/2012, to be repurchased at $(988,522) on 02/06/2013.	(987,750)	(987,750)
Deutsche Bank Securities, Inc. 0.29% (K), dated 11/08/2012, to be repurchased at $(781,816) on 02/06/2013.	(781,250)	(781,250)
JPMorgan Chase & Co. 0.07% (K), dated 01/30/2013, to be repurchased at $(2,935,506) on 02/22/2013.	(2,935,375)	(2,935,375)
JPMorgan Chase & Co. 0.14% (K), dated 01/22/2013, to be repurchased at $(2,090,413) on 02/11/2013.	(2,090,250)	(2,090,250)
JPMorgan Chase & Co. 0.20% (K), dated 01/17/2013, to be repurchased at $(7,806,641) on 04/12/2013.	(7,803,000)	(7,803,000)
Royal Bank of Scotland PLC 0.17% (K), dated 01/25/2013, to be repurchased at $(53,018,521) on 04/12/2013.	(53,000,000)	(53,000,000)
Royal Bank of Scotland PLC 0.19% (K), dated 01/17/2013, to be repurchased at $(38,513,442) on 04/12/2013.	(38,496,375)	(38,496,375)

Total Reverse Repurchase Agreements (cost $(123,276,500))		(123,276,500)

	Notional Amount	Value
WRITTEN OPTIONS - (0.0%) (J)
Put Options - (0.0%) (J)
OTC- JPY vs. USD Exercise Price $85.00 Expires 04/16/2013 (I) Counterparty: BNP	6,200,000	(11,873)
OTC- JPY vs. USD Exercise Price $85.00 Expires 04/16/2013 (I) Counterparty: BOA	2,200,000	(4,213)

Total Written Options (premiums $(41,365))		(16,086)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

WRITTEN INFLATION FLOOR OPTIONS: (N)

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premiums (Received)	Value
Floor- CPURNSA Index	DUB	0.00	Maximum of ((1+0.000%)10-Inflation Agreement or 0	01/22/2018	$1,000,000	$(9,700)	$(3,492)
Floor- OTC CPURNSA Index	DUB	215.95	Maximum of ((1+0.000%)10- Inflation Agreement or 0	03/10/2020	1,800,000	(13,500)	(2,499)
Floor- OTC CPURNSA Index	CITI	216.69	Maximum of ((1+0.000%)10- Inflation Adjustment or 0	04/07/2020	14,200,000	(126,880)	(22,628)
Floor- OTC CPURNSA Index	CITI	217.97	Maximum of ((1+0.000%)10- Inflation Adjustment or 0	09/29/2020	1,700,000	(21,930)	(2,779)

						$(172,010)	$(31,398)

WRITTEN SWAPTIONS: (N)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013		$5,700,000	$(26,695)	$(26,039)
Call- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013		3,900,000	(17,580)	(17,817)
Call- OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Receive	0.75	03/18/2013		39,000,000	(92,138)	(4,443)
Call- OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Receive	0.75	03/18/2013		16,100,000	(37,030)	(1,834)
Call- OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Receive	0.85	03/18/2013		3,000,000	(900)	(1,914)
Call- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	0.85	03/18/2013		5,200,000	(2,340)	(2,612)
Call- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	0.85	03/18/2013		8,000,000	(3,787)	(4,145)
Call- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.20	03/18/2013		2,700,000	(6,919)	(916)
Call- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.50	04/02/2013		26,300,000	(70,793)	(12,152)
Call- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.70	03/18/2013		8,700,000	(94,075)	(266,157)
Call- OTC 5-Year Interest Rate Swap	CITI	3-Month USD LIBOR BBA	Receive	1.70	03/18/2013		7,600,000	(89,680)	(232,505)
Put- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		5,700,000	(41,795)	(41,247)
Put- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013		3,900,000	(28,250)	(28,221)
Put- OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	EUR	3,400,000	(5,957)	(6,695)
Put- OTC 2-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013		8,300,000	(17,181)	(16,343)
Put- OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	1.25	03/18/2013		$3,000,000	(3,825)	(3,510)
Put- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	1.25	03/18/2013		5,200,000	(6,240)	(7,250)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.25	03/18/2013		8,000,000	(12,257)	(11,465)
Put- OTC 5-Year Interest Rate Swap	BNP	3-Month USD LIBOR BBA	Pay	1.40	03/18/2013		16,100,000	(42,665)	(8,021)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

WRITTEN SWAPTIONS (continued): (N)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Value
Put- OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	1.40	03/18/2013	$39,000,000	$(92,138)	$(19,429)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.50	04/02/2013	26,300,000	(100,678)	(175,543)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.65	03/18/2013	2,000,000	(6,000)	(8,611)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.65	03/18/2013	2,700,000	(7,256)	(11,625)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.70	03/18/2013	22,900,000	(445,625)	(1,044)
Put- OTC 5-Year Interest Rate Swap	CITI	3-Month USD LIBOR BBA	Pay	1.70	03/18/2013	7,600,000	(142,880)	(346)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.00	03/18/2013	3,100,000	(29,081)	(10)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.85	04/14/2014	21,200,000	(254,400)	(54,227)
Put- OTC 5-Year Interest Rate Swap	RBS	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	EUR500,000	(2,951)	(2,763)
Put- OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	4,600,000	(23,157)	(25,417)
Put- OTC 5-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	4,700,000	(24,737)	(25,969)

							$(1,729,010)	$(1,018,270)

CENTRALLY CLEARED SWAP AGREEMENTS:

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation
3-Month USD-LIBOR	2.75%	06/19/2043	USD	$23,100,000	$1,458,431	$1,383,755	$74,676

OVER THE COUNTER SWAP AGREEMENTS: (N)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (O)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	ImpliedCredit Spread (BP) at 01/31/13 (Q)	Notional Amount (P)	Market Value	Premiums Paid	Unrealized (Depreciation)
Marsh & McLennan Cos., Inc., 5.75%, 09/15/2015	0.76%	09/20/2015	BCLY	28.87	$6,000,000	$(86,021)	$—	$(86,021)
Societe Generale SA, 5.25%, 03/28/2013	1.00	06/20/2014	BCLY	93.99	3,800,000	(24,512)	77,540	(102,052)

						$(110,533)	$77,540	$(188,073)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (R)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	ImpliedCredit Spread (BP) at 01/31/13 (Q)	Notional Amount (P)	Market Value (S)	Premiums (Received)	Unrealized Appreciation (Depreciation)
American International Group, Inc., 6.25%, 05/01/2036	5.00%	12/20/2013	DUB	35.97	$800,000	$33,865	$(14,234)	$48,099
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2020	DUB	138.99	2,500,000	(65,689)	(60,170)	(5,519)

						$(31,824)	$(74,404)	$42,580

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): (N)

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI	8.15%	01/02/2017	UBS	BRL	$700,000	$(6,016)	$(670)	$(5,346)
BRL-CDI	8.20	01/02/2017	UBS	BRL	16,200,000	(128,271)	(13,595)	(114,676)
BRL-CDI	8.22	01/02/2017	MSC	BRL	14,800,000	(113,102)	(6,457)	(106,645)
BRL-CDI	8.26	01/02/2015	UBS	BRL	51,000,000	229,705	52,101	177,604
BRL-CDI	8.30	01/02/2017	GSC	BRL	4,500,000	(27,677)	5,612	(33,289)
BRL-CDI	8.83	01/02/2015	HSBC	BRL	46,000,000	471,255	210,473	260,782
France CPI Ex Tobacco (I)	1.90	07/25/2016	BNP	EUR	2,300,000	46,061	13,637	32,424
France CPI Ex Tobacco (I)	2.00	09/01/2016	BNP	EUR	3,500,000	65,794	4,468	61,326

						$537,749	$265,569	$272,180

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation
U.S. CPI Urban Consumers NAS	2.36%	01/28/2017	DUB	USD	$4,100,000	$14,464	$—	$14,464
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	DUB	USD	3,900,000	64,755	30,455	34,300
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	BNP	USD	5,500,000	91,321	32,936	58,385

						$170,540	$63,391	$107,149

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized (Depreciation)
3-Month EURIBOR	Long	12	12/14/2015	$(5,923)
90-Day Eurodollar	Long	112	09/14/2015	(24,340)
90-Day Eurodollar	Long	459	03/14/2016	(140,838)

				$(171,101)

FORWARD FOREIGN CURRENCY CONTRACTS: (N)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	UBS	(9,965,000)	02/21/2013	$(10,413,425)	$37,422
BRL	BCLY	5,448	02/04/2013	2,600	135
BRL	BOA	(9,808)	02/04/2013	(4,668)	(255)
BRL	HSBC	16,141,178	02/04/2013	7,818,823	283,541
BRL	HSBC	1,175,298	02/04/2013	559,000	30,962
BRL	MSC	71,072	02/04/2013	33,941	1,735
BRL	MSC	226,152	02/04/2013	108,000	5,521
BRL	MSC	234,537	02/04/2013	111,300	6,430
BRL	MSC	114,226	02/04/2013	54,375	2,963
BRL	MSC	86,261	02/04/2013	41,291	2,009
BRL	UBS	(18,051,091)	02/04/2013	(8,794,685)	(266,395)
BRL	UBS	6,728	02/04/2013	3,200	177
BRL	UBS	18,051,091	04/02/2013	8,730,034	268,905
CAD	CITI	(9,657,000)	03/21/2013	(9,773,945)	102,235
CAD	DUB	3,324,000	03/21/2013	3,335,106	(6,042)
CNY	BCLY	(162,204)	02/01/2013	(25,816)	(267)
CNY	BCLY	(16,753,213)	02/01/2013	(2,667,454)	(26,508)
CNY	BCLY	16,915,417	02/01/2013	2,682,857	37,188
CNY	JPM	(16,753,213)	02/01/2013	(2,629,399)	(64,564)
CNY	JPM	16,753,213	02/01/2013	2,667,454	26,508
DKK	CITI	(14,631,000)	02/14/2013	(2,511,242)	(151,867)
EUR	JPM	(382,000)	03/18/2013	(498,917)	(19,899)
EUR	JPM	1,098,000	03/18/2013	1,452,907	38,351
EUR	RBS	(32,293,000)	03/18/2013	(41,698,756)	(2,160,269)
EUR	RBS	(1,076,000)	03/18/2013	(1,408,683)	(52,696)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (N)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	UBS	(314,000)	03/18/2013	$(419,005)	$(7,457)
GBP	MSC	(52,164)	02/07/2013	(82,762)	33
GBP	BNP	314,000	03/12/2013	497,414	479
GBP	DUB	(11,286,000)	03/12/2013	(18,152,628)	257,027
GBP	DUB	(157,000)	03/12/2013	(252,376)	3,429
GBP	JPM	514,000	03/12/2013	812,183	2,839
GBP	RBS	(247,000)	03/12/2013	(399,045)	7,390
GBP	UBS	(1,264,000)	03/12/2013	(2,053,975)	49,718
GBP	UBS	443,000	03/12/2013	715,923	(13,482)
MXN	DUB	9,193,450	04/03/2013	700,000	18,530
MXN	HSBC	720,999	04/03/2013	56,614	(263)
MXN	HSBC	9,045,050	04/03/2013	685,060	21,872
MXN	JPM	80,052	04/03/2013	6,125	132
ZAR	HSBC	(7,811,968)	04/30/2013	(896,897)	34,282

					$ (1,530,151)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of January 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BCLY	$(171,440)	$—	$(171,440)
BNP	181,927	—	181,927
BOA	(29,422)	—	(29,422)
CITI	(307,890)	—	(307,890)
DUB	103,369	260,000	363,369
GSC	(243,523)	294,077	50,554
HSBC	834,954	750,000	1,584,954
JPM	(16,633)	—	(16,633)
MSC	(171,559)	270,000	98,441
RBS	(2,237,634)	—	(2,237,634)
UBS	164,306	220,000	384,306

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $34,515,574. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $305,008.
(C)	Security is subject to dollar roll transactions.
(D)	All or a portion of this security has been segregated with the broker as collateral for open reverse repurchase agreements. Total value of securities segregated as collateral for open reverse repurchase agreements is $123,080,725.
(E)	All or a portion of this security has been segregated by the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $294,077.
(F)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $1,921,272.
(G)	Floating or variable rate note. Rate is listed as of January 31, 2013.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $38,713, or less than 0.01% of the fund’s net assets.
(I)	Illiquid. Total aggregate market value of illiquid securities is $3,553,027, or 0.43% of the fund’s net assets, and total aggregate market value of illiquid derivatives is $95,769, or 0.01% of the fund’s net assets.
(J)	Percentage rounds to less than 0.1%.
(K)	Rate shown reflects the yield at January 31, 2013.
(L)	Aggregate cost for federal income tax purposes is $1,053,653,388. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $33,845,414 and $5,169,998, respectively. Net unrealized appreciation for tax purposes is $28,675,416.
(M)	Cash in the amount of $260,000 has been segregated with the broker as collateral for open reverse repurchase agreements.
(N)	Cash in the amount of $1,500,000 has been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(O)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(Q)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(R)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the references entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $37,906,024 or 4.59% of the fund’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citigroup, Inc.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CPURNSA	US CPI Urban Consumers Non-Seasonably Adjusted Index
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
NAS	National Academy of Sciences
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY: (T)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
U.S. Government Obligations	$—	$861,340,458	$—	$861,340,458
U.S. Government Agency Obligations	—	3,019,004	—	3,019,004
Foreign Government Obligations	—	82,772,836	—	82,772,836
Mortgage-Backed Securities	—	19,691,369	—	19,691,369
Asset-Backed Securities	—	4,584,293	38,713	4,623,006
Municipal Government Obligations	—	780,291	—	780,291
Corporate Debt Securities	—	42,921,391	—	42,921,391
Commercial Paper	—	8,269,567	—	8,269,567
Loan Assignments	—	6,396,852	—	6,396,852
Purchased Swaption	—	132,936	—	132,936
Securities Lending Collateral	35,219,535	—	—	35,219,535
Repurchase Agreements	—	17,161,559	—	17,161,559

Total Investment Securities	$35,219,535	$1,047,070,556	$38,713	$1,082,328,804

Other Financial Instruments in Assets
Credit Default Swap Agreements (U)	$—	$48,099	$—	$48,099
Forward Foreign Currency Contracts (U)	—	1,239,813	—	1,239,813
Interest Rate Swap Agreements (U)	74,676	639,286	—	713,962

Total Other Financial Instruments in Assets	$74,676	$1,927,198	$—	$2,001,874

Other Financial Instruments in Liabilities
Credit Default Swap Agreements (U)	$—	$(193,593)	$—	$(193,593)
Forward Foreign Currency Contracts (U)	—	(2,769,964)	—	(2,769,964)
Futures Contracts (U)	(171,101)	—	—	(171,101)
Interest Rate Swap Agreements (U)	—	(259,957)	—	(259,957)
Reverse Repurchase Agreements	—	(123,276,500)	—	(123,276,500)
Written Inflation Floor Options	—	(31,398)	—	(31,398)
Written Options	—	(16,086)	—	(16,086)
Written Swaptions	—	(1,018,270)	—	(1,018,270)

Total Other Financial Instruments in Liabilities	$(171,101)	$(127,565,768)	$—	$(127,736,869)

(T)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(U)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (V)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (W)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 (V)
Asset-Backed Securities	$182,319	$—	$(147,208)	$—	$(3,167)	$6,769	$—	$—	$38,713	$6,769

(V)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(W)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Select Equity

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 4.4%
Honeywell International, Inc.	832,200	$56,789,328
Auto Components - 3.3%
Johnson Controls, Inc.	1,377,300	42,820,257
Capital Markets - 1.8%
BlackRock, Inc. - Class A	101,300	23,935,164
Chemicals - 2.6%
Monsanto Co.	335,850	34,038,398
Commercial Banks - 3.3%
BB&T Corp.	718,250	21,748,610
Wells Fargo & Co.	622,500	21,681,675
Communications Equipment - 3.7%
Cisco Systems, Inc.	2,370,450	48,760,156
Consumer Finance - 3.1%
Capital One Financial Corp.	708,950	39,928,064
Diversified Financial Services - 7.2%
Citigroup, Inc.	1,145,750	48,304,820
JPMorgan Chase & Co.	954,400	44,904,520
Energy Equipment & Services - 2.9%
Halliburton Co.	938,050	38,159,874
Health Care Equipment & Supplies - 6.1%
Baxter International, Inc.	639,050	43,353,152
Covidien PLC	583,850	36,397,209
Health Care Providers & Services - 2.2%
McKesson Corp.	265,900	27,980,657
Industrial Conglomerates - 4.5%
General Electric Co.	2,643,750	58,902,750
Insurance - 0.5%
ACE, Ltd.	72,200	6,160,826
Machinery - 1.9%
Cummins, Inc.	219,300	25,182,219
Media - 10.9%
Time Warner, Inc.	1,714,450	86,614,014
Viacom, Inc. - Class B	912,850	55,090,497
Metals & Mining - 2.3%
Barrick Gold Corp.	921,200	29,404,704
Oil, Gas & Consumable Fuels - 9.7%
EnCana Corp. (A)	986,000	19,088,960
Exxon Mobil Corp.	572,850	51,539,314
Marathon Oil Corp.	981,750	32,996,618
Southwestern Energy Co. (B)	664,500	22,792,350
Pharmaceuticals - 14.0%
Johnson & Johnson	799,700	59,113,824
Novartis AG - ADR	535,800	36,337,956
Pfizer, Inc.	3,194,150	87,136,412
Semiconductors & Semiconductor Equipment - 4.9%
Texas Instruments, Inc.	1,912,350	63,260,538
Software - 2.0%
Adobe Systems, Inc. (B)	691,400	26,155,662
Wireless Telecommunication Services - 4.3%
Vodafone Group PLC - ADR	2,035,850	55,619,422

Total Common Stocks (cost $1,028,969,934)		1,244,197,950

SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (C)	14,141,237	14,141,237

Total Securities Lending Collateral (cost $14,141,237)		14,141,237

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $51,818,428 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $52,855,351.	$51,818,385	$51,818,385

Total Repurchase Agreement (cost $51,818,385)		51,818,385

Total Investment Securities (cost $1,094,929,556) (D)		1,310,157,572
Other Assets and Liabilities - Net		(8,751,623)

Net Assets		$1,301,405,949

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Select Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $13,861,992. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $1,094,929,556. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $224,213,268 and $8,985,252, respectively. Net unrealized appreciation for tax purposes is $215,228,016.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$1,244,197,950	$—	$—	$1,244,197,950
Securities Lending Collateral	14,141,237	—	—	14,141,237
Repurchase Agreement	—	51,818,385	—	51,818,385

Total Investment Securities	$1,258,339,187	$51,818,385	$—	$1,310,157,572

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (A)
Freddie Mac
2.89%, 08/01/2037 (B)	$658,136	$705,033

Total U.S. Government Agency Obligation (cost $667,365)		705,033

MORTGAGE-BACKED SECURITIES - 21.7%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	7,125,000	7,505,546
American General Mortgage Loan Trust
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A (B)	13,310,912	13,575,120
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (B)	20,610,912	21,503,880
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	22,047,000	22,527,889
Series 2007-1A, Class B
5.54%, 04/15/2037 - 144A	4,750,000	4,849,560
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	14,550,000	14,832,677
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A	9,755,000	9,944,862
Banc of America Funding Corp.
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 - 144A	4,458,840	4,656,095
Series 2010-R6, Class 3A1
6.25%, 09/26/2037 - 144A	4,041,429	4,231,485
Series 2010-R6, Class 4A1
3.03%, 07/26/2035 - 144A (B)	2,578,027	2,559,282
Series 2011-R1, Class A1
4.00%, 08/26/2036 - 144A (B)	925,371	927,898
Banc of America Large Loan, Inc.
Series 2007-BMB1, Class A2
0.96%, 08/15/2029 - 144A (B)	10,794,525	10,632,920
Series 2007-BMB1, Class B
1.16%, 08/15/2029 - 144A (B)	15,163,000	14,734,327
BCAP LLC Trust
Series 2006-RR1, Class PD
5.00%, 11/25/2036	7,793,729	7,871,378
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035 - 144A (B)	2,945,368	2,907,152
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (B)	3,919,683	3,949,688
Series 2009-RR13, Class 14A1
5.25%, 03/26/2037 - 144A (B)	2,049,377	2,082,140
Series 2009-RR13, Class 2A3
5.53%, 02/26/2036 - 144A (B)	4,173,298	4,307,382
Series 2009-RR13, Class 3A3
5.32%, 05/26/2036 - 144A (B)	8,819,778	9,034,716
Series 2009-RR14, Class 1A1
6.03%, 05/26/2037 - 144A (B)	11,104,014	11,859,887
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036 - 144A (B)	1,275,716	1,304,468
Series 2009-RR3, Class 2A1
4.72%, 05/26/2037 - 144A (B)	2,348,981	2,364,367
Series 2009-RR6, Class 2A1
3.29%, 08/26/2035 - 144A (B)	7,703,563	7,056,125
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (B)	6,500,761	6,759,693
Series 2010-RR6, Class 15A5
5.50%, 07/26/2036 - 144A (B)	2,625,308	2,670,980

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036 - 144A (B)	$2,090,396	$2,175,207
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (B)	6,219,151	6,335,493
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035 - 144A (B)	1,900,915	1,904,207
Series 2010-RR7, Class 5A6
5.50%, 10/26/2036 - 144A	8,321,644	8,641,869
Series 2012-RR2, Class 7A3
2.62%, 09/26/2035 - 144A (B)	8,433,508	8,590,658
Series 2012-RR4, Class 2A5
2.38%, 04/26/2037 - 144A (B)	11,083,831	11,123,157
Series 2012-RR5, Class 6A1
3.09%, 10/26/2035 (B)	11,071,486	11,150,890
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class AAB
5.70%, 06/11/2050	8,726,744	9,137,913
BNPP Mortgage Securities LLC
Series 2009-1, Class A1
6.00%, 08/27/2037 - 144A	8,314,261	8,757,325
Capmark Military Housing Trust
Series 2008-AMCW, Class A2
5.91%, 03/10/2015 - 144A	2,221,896	2,266,334
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A
0.58%, 12/25/2033 (B)	6,321,748	5,773,317
Series 2009-10, Class 6A1
5.42%, 09/25/2034 - 144A (B)	4,360,671	4,545,516
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	15,786,218	16,384,279
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	13,718,987	14,526,020
Series 2010-8, Class 6A62
3.50%, 12/25/2036 - 144A	8,465,358	8,763,652
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.15%, 11/17/2026 - 144A (B)	21,459,634	21,772,344
Series 2012-MVP, Class B
1.81%, 11/17/2026 - 144A (B)	9,900,000	9,901,495
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-35, Class 1A3
5.00%, 02/25/2018	5,628,093	5,750,673
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class B
0.41%, 10/15/2021 - 144A (B)	8,010,805	7,717,754
Series 2007-C1, Class A3
5.38%, 02/15/2040	13,700,000	15,089,673
Series 2007-C1, Class AAB
5.34%, 02/15/2040	11,988,210	12,501,353
Series 2007-C4, Class AAB
5.76%, 09/15/2039 (B)	10,729,969	11,650,729
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)	16,730,000	19,318,014
Series 2009-12R, Class 36A1
5.06%, 06/27/2036 - 144A (B)	5,078,701	5,102,479
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	3,696,605	3,835,719
Series 2010-12R, Class 10A1
4.50%, 11/26/2036 - 144A (B)	2,617,378	2,629,156
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (B)	8,621,588	8,965,633
Series 2010-15R, Class 4A1
3.50%, 04/26/2035 - 144A (B)	11,639,630	11,755,630

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2010-15R, Class 6A1
3.50%, 10/26/2046 - 144A (B)	$5,842,810	$5,898,071
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (B)	6,963,473	6,936,204
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	6,667,709	6,809,411
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	15,494,853	15,467,783
Series 2010-1R, Class 40A1
5.00%, 04/27/2036 - 144A	814,763	816,849
Series 2010-RR4, Class 2B
5.47%, 09/18/2039 - 144A (B)	8,250,000	9,253,613
Extended Stay America Trust
Series 2013-ESH5, Class A15
1.28%, 12/05/2031 - 144A (C)	17,900,000	17,856,490
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A3
1.46%, 03/06/2020 - 144A (B)	5,780,000	5,791,439
Series 2007-EOP, Class B
1.73%, 03/06/2020 - 144A (B)	11,300,000	11,328,340
Series 2007-EOP, Class E
2.48%, 03/06/2020 - 144A (B)	31,300,000	31,458,566
Impac CMB Trust
Series 2007-A, Class A
0.45%, 05/25/2037 (B)	17,713,875	17,018,446
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.82%, 12/26/2037 - 144A (B)	3,518,840	3,530,213
Series 2009-R2, Class 3A
2.84%, 01/26/2047 - 144A (B)	2,135,790	2,140,679
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	44,801	46,863
Series 2009-R7, Class 11A1
2.75%, 03/26/2037 - 144A (B)	3,222,604	3,151,681
Series 2009-R7, Class 12A1
5.08%, 08/26/2036 - 144A (B)	1,620,882	1,596,251
Series 2009-R7, Class 4A1
2.92%, 09/26/2034 - 144A (B)	2,129,597	2,066,752
Series 2009-R9, Class 1A1
2.69%, 08/26/2046 - 144A (B)	9,538,991	9,666,298
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	6,911,192	7,186,838
Series 2010-R3, Class 1A1
3.02%, 03/21/2036 - 144A (B)	5,436,529	5,618,386
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	5,317,095	5,379,922
Series 2010-R8, Class 2A1
5.00%, 10/26/2036 - 144A	4,392,051	4,414,832
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-PLSD, Class C
5.14%, 11/13/2044 - 144A	4,450,000	4,909,414
JPMorgan Re-REMIC
Series 2009-11, Class 1A1
2.92%, 02/26/2037 - 144A (B)	6,477,728	6,378,516
Series 2009-7, Class 8A1
5.36%, 01/27/2047 - 144A (B)	2,311,888	2,349,814
Series 2010-4, Class 7A1
1.86%, 08/26/2035 - 144A (B)	8,406,848	8,323,082
Series 2010-5, Class 2A2
4.50%, 07/26/2035 - 144A (B)	10,051,296	10,191,623
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class B
4.91%, 12/15/2039 (B)	12,585,000	13,310,601
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	7,874,352	8,225,760

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	$20,890,245	$21,812,425
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060 - 144A	14,202,201	13,776,135
Motel 6 Trust
Series 2012-MTL6, Class A1
1.50%, 10/05/2025 - 144A	11,000,000	10,903,497
ORES NPL LLC
Series 2012-LV1, Class A
4.00%, 09/25/2044 - 144A	11,143,627	11,173,269
RBSCF Trust
Series 2010-RR3, Class CSCA
5.47%, 09/16/2039 - 144A (B)	13,000,000	14,720,355
RBSSP Resecuritization Trust
Series 2009-1, Class 10A1
6.50%, 07/26/2037 - 144A	8,697,377	9,145,605
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	4,370,674	4,375,381
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.55%, 08/15/2039 (B)	4,859,000	5,310,610
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A2
0.33%, 09/15/2021 - 144A (B)	8,467,517	8,314,882
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 (B)	1,156,282	1,171,743
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1
3.09%, 09/27/2035 - 144A (B)	6,595,997	6,622,183
Series 2010-RR4, Class 1A1
5.12%, 12/27/2046 - 144A (B)	6,159,148	6,222,310
Series 2011-RR3, Class A1
2.85%, 03/27/2037 - 144A (B)	15,743,957	15,618,808
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class A
3.66%, 07/05/2024 - 144A	15,000,000	15,253,635

Total Mortgage-Backed Securities (cost $812,147,089)		822,259,581

ASSET-BACKED SECURITIES - 10.5%
AH Mortgage Advance Trust
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	28,890,000	28,890,000
Series SART-2, Class A1
3.27%, 09/15/2043 - 144A	20,300,000	20,498,325
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class C
2.64%, 10/10/2017	7,500,000	7,729,320
ARES CLO, Ltd.
Series 2007-3RA, Class A2
0.52%, 04/16/2021 - 144A (B)	16,642,692	16,117,781
ARES XII CLO, Ltd.
Series 2007-12A, Class A
0.94%, 11/25/2020 - 144A (B)	20,000,000	19,841,180
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	18,190,798	18,168,823
Castle Garden Funding
Series 2005-1A, Class A2
0.57%, 10/27/2020 - 144A (B)	17,462,151	17,203,991

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
ColumbusNova CLO Ltd
Series 2007-I
0.56%, 05/16/2019 - 144A (B)	$4,870,247	$4,756,064
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 - 144A	13,000,000	12,966,811
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	34,900,000	35,478,049
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.45%, 03/20/2036 (B)	23,721,000	22,764,142
Series 2007-1, Class A4
0.57%, 03/20/2036 (B)	9,352,000	8,977,939
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A
2.51%, 05/20/2030 - 144A	16,790,893	17,137,894
Mountain View Funding CLO
Series 2007-3A, Class A1
0.52%, 04/16/2021 - 144A (B)	4,931,024	4,817,354
Ocean Trails CLO I
Series 2006-1A, Class A1
0.56%, 10/12/2020 - 144A (B)	6,201,570	6,063,399
Orange Lake Timeshare Trust
Series 2012-AA, Class A
3.45%, 03/10/2027 - 144A	5,452,958	5,675,362
Prestige Auto Receivables Trust
Series 2012-1A, Class C
3.25%, 07/15/2019 - 144A	5,000,000	5,113,135
Sierra Receivables Funding Co., LLC
Series 2007-1A, Class A2
0.36%, 03/20/2019 - 144A (B)	1,474,362	1,464,199
Series 2011-2A, Class A
3.26%, 05/20/2028 - 144A	4,678,100	4,803,660
Series 2011-3A, Class A
3.37%, 07/20/2028 - 144A	6,191,236	6,354,846
Series 2012-2A, Class A
2.38%, 03/20/2029 - 144A	9,949,173	10,094,660
Series 2012-3A, Class A
1.87%, 08/20/2029 - 144A	17,773,566	17,862,754
Silverleaf Finance LLC
Series 2012-D, Class A
3.00%, 03/17/2025 - 144A	9,020,385	8,996,625
Station Place Securitization Trust
1.00%, 11/25/2014	30,000,000	30,000,000
SVO VOI Mortgage Corp.
Series 2012-AA, Class A
2.00%, 09/20/2029 - 144A	21,742,298	21,742,406
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	16,744,000	17,327,110
Tax Liens Securitization Trust
Series 2010-1A, Class 2A2
2.00%, 04/15/2018 - 144A	347,017	347,572
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.61%, 10/15/2015 - 144A (B)	25,520,000	25,950,650

Total Asset-Backed Securities (cost $390,113,921)		397,144,051

MUNICIPAL GOVERNMENT OBLIGATION - 0.5%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 (D)	16,950,000	17,721,056

Total Municipal Government Obligation (cost $16,950,000)		17,721,056

	Principal	Value
CORPORATE DEBT SECURITIES - 63.2%
Aerospace & Defense - 0.8%
Bombardier, Inc.
4.25%, 01/15/2016 - 144A (E)	$2,000,000	$2,060,000
Exelis, Inc.
4.25%, 10/01/2016 (E)	27,920,000	29,342,357
Airlines - 3.0%
AirTran Airways Pass-Through Trust
Series 1999-1
10.41%, 04/01/2017 - 144A	21,727,807	25,421,534
America West Airlines Pass-Through Trust
Series 1999-1, Class G
7.93%, 01/02/2019	3,241,291	3,460,078
Series 2000-1, Class G
8.06%, 07/02/2020	10,818,018	11,872,774
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015 (E)	6,086,893	6,277,413
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-1, Class 1A
6.20%, 07/02/2018 (E)	29,909,402	33,648,077
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G1
1.06%, 05/20/2014 (B) (E)	686,465	670,195
Series 2002-1, Class G2
6.26%, 11/20/2021	2,220,753	2,320,687
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	27,219,087	31,574,141
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 21,570,000	11,847,334
Coca-Cola Bottling Co. Consolidated
5.00%, 06/15/2016	$7,650,000	8,385,968
Capital Markets - 1.7%
Macquarie Group, Ltd.
7.30%, 08/01/2014 - 144A	25,590,000	27,589,398
Morgan Stanley
0.78%, 10/15/2015 (B) (E)	21,060,000	20,585,055
Morgan Stanley, Series GMTN
4.00%, 07/24/2015 (E)	14,850,000	15,609,785
Morgan Stanley, Series MTN
3.00%, 08/31/2017 (B)	1,500,000	1,492,628
Commercial Banks - 8.8%
Bank of America NA
6.00%, 06/15/2016	10,000,000	11,281,880
BBVA US Senior SAU
2.44%, 05/16/2014 (B)	10,990,000	11,012,189
3.25%, 05/16/2014	16,909,000	17,135,040
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC
5.13%, 01/15/2015 - 144A	9,960,000	10,410,521
CIT Group, Inc.
4.75%, 02/15/2015 - 144A (E)	14,580,000	15,309,000
Export-Import Bank of Korea
4.00%, 01/11/2017 (E)	13,900,000	15,060,469
First Horizon National Corp.
5.38%, 12/15/2015 (E)	16,628,000	18,185,445
First Tennessee Bank NA
5.05%, 01/15/2015	21,185,000	22,054,856
ING Bank NV
1.95%, 09/25/2015 - 144A (B) (E)	31,510,000	32,043,653
2.00%, 09/25/2015 - 144A	3,500,000	3,552,371
Intesa Sanpaolo SpA 3.13%, 01/15/2016	17,500,000	17,368,942

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
JPMorgan Chase Bank NA
5.88%, 06/13/2016	$9,750,000	$11,115,175
Korea Development Bank
8.00%, 01/23/2014	3,000,000	3,201,201
Nordea Bank AB
2.25%, 03/20/2015 - 144A	15,800,000	16,224,262
Rabobank Nederland NV
2.13%, 10/13/2015	1,249,000	1,287,527
Regions Financial Corp.
5.75%, 06/15/2015	19,250,000	20,934,375
7.75%, 11/10/2014	13,000,000	14,381,250
Royal Bank of Scotland Group PLC
2.55%, 09/18/2015	700,000	721,725
5.00%, 10/01/2014	9,820,000	10,136,125
5.05%, 01/08/2015 (E)	6,285,000	6,497,860
US Bancorp
3.44%, 02/01/2016 (E)	25,000,000	26,373,250
Wachovia Corp.
0.64%, 10/28/2015 (B)	17,745,000	17,533,604
Zions Bancorporation
4.00%, 06/20/2016	10,000,000	10,263,670
7.75%, 09/23/2014	20,759,000	22,737,603
Commercial Services & Supplies - 1.1%
ADOP CO
6.63%, 10/01/2017 - 144A	15,000,000	17,161,710
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 - 144A (E)	9,600,000	10,119,600
KAR Auction Services, Inc.
4.30%, 05/01/2014 (B)	14,785,000	14,803,629
Construction Materials - 1.0%
CRH America, Inc.
6.00%, 09/30/2016	33,015,000	37,203,415
Vulcan Materials Co.
6.30%, 06/15/2013	2,000	2,020
Consumer Finance - 0.8%
Ally Financial, Inc.
3.13%, 01/15/2016 (E)	19,950,000	20,152,892
Capital One Financial Corp.
5.50%, 06/01/2015	6,350,000	6,965,683
SLM Corp., Series MTN
3.88%, 09/10/2015	4,225,000	4,395,563
Containers & Packaging - 0.4%
Rexam PLC
6.75%, 06/01/2013 - 144A	16,424,000	16,456,848
Distributors - 0.8%
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	29,555,000	31,101,111
Diversified Financial Services - 6.3%
Bank of America Corp.
5.42%, 03/15/2017	6,506,000	7,115,215
Citigroup, Inc.
2.25%, 08/07/2015	1,345,000	1,376,398
2.65%, 03/02/2015	20,000,000	20,513,560
5.30%, 01/07/2016	14,469,000	16,007,026
CNH Capital LLC
3.88%, 11/01/2015 - 144A	18,000,000	18,495,000
Ford Motor Credit Co., LLC
4.21%, 04/15/2016	3,200,000	3,405,754
7.00%, 04/15/2015	7,900,000	8,749,740
8.00%, 12/15/2016	22,743,000	27,249,935
General Electric Capital Corp., Series MTN
1.00%, 01/08/2016	35,000,000	34,985,860
JPMorgan Chase & Co.
3.45%, 03/01/2016 (E)	15,000,000	15,989,610

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Lazard Group LLC
7.13%, 05/15/2015	$5,974,000	$6,645,077
Merrill Lynch & Co., Inc.
6.05%, 05/16/2016	20,000,000	22,219,340
Murray Street Investment Trust I
4.65%, 03/09/2017 (B) (E)	39,866,000	43,174,240
NASDAQ OMX Group, Inc.
4.00%, 01/15/2015	5,000,000	5,224,995
PTTEP Australia International Finance Pty, Ltd.
4.15%, 07/19/2015 - 144A	6,000,000	6,333,000
Diversified Telecommunication Services - 3.1%
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	25,765,000	26,767,207
Qwest Corp.
8.38%, 05/01/2016	11,007,000	13,118,462
Telecom Italia Capital SA
4.95%, 09/30/2014	5,238,000	5,486,973
5.25%, 11/15/2013 (E)	5,000,000	5,143,065
6.18%, 06/18/2014	26,189,000	27,749,707
Telefonica Emisiones SAU
3.73%, 04/27/2015	31,930,000	33,048,476
3.99%, 02/16/2016	4,000,000	4,160,756
Electric Utilities - 0.7%
Iberdrola Finance Ireland, Ltd.
3.80%, 09/11/2014 - 144A	24,822,000	25,625,091
Electronic Equipment & Instruments - 1.0%
Avnet, Inc.
6.00%, 09/01/2015	18,943,000	20,778,141
6.63%, 09/15/2016 (E)	15,199,000	17,297,450
Energy Equipment & Services - 2.2%
Boardwalk Pipelines, LP
5.88%, 11/15/2016	2,300,000	2,598,110
DCP Midstream Operating, LP
3.25%, 10/01/2015	24,545,000	25,489,418
Korea National Oil Corp.
5.38%, 07/30/2014 - 144A	15,830,000	16,798,131
NuStar Pipeline Operating Partnership, LP
5.88%, 06/01/2013 (E)	3,000,000	3,035,040
Sunoco Logistics Partners Operations, LP
6.13%, 05/15/2016	17,646,000	19,698,689
Transocean, Inc.
5.05%, 12/15/2016	13,975,000	15,603,856
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp.
6.25%, 11/15/2015 (E)	8,603,000	9,707,969
Health Care Providers & Services - 0.3%
Owens & Minor, Inc.
6.35%, 04/15/2016	9,600,000	10,488,182
Hotels, Restaurants & Leisure - 0.6%
MGM Resorts International
10.00%, 11/01/2016 (E)	18,460,000	21,782,800
Household Durables - 1.0%
Maytag Corp., Series MTN
6.45%, 08/15/2014	21,506,000	23,087,444
Whirlpool Corp.
7.75%, 07/15/2016	12,970,000	15,309,969
Independent Power Producers & Energy Traders - 1.0%
TransAlta Corp.
4.75%, 01/15/2015	35,701,000	37,802,861
Insurance - 4.4%
21st Century Insurance Group
5.90%, 12/15/2013	6,570,000	6,800,009

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/2014	$15,291,000	$16,237,696
Liberty Mutual Group, Inc.
5.75%, 03/15/2014 - 144A	19,200,000	20,038,867
Prudential Covered Trust
Series 2012-1
3.00%, 09/30/2015 - 144A	12,350,000	12,775,322
State Auto Financial Corp.
6.25%, 11/15/2013	12,695,000	12,941,651
Stone Street Trust
5.90%, 12/15/2015 - 144A	29,415,000	32,066,762
Transatlantic Holdings, Inc.
5.75%, 12/14/2015	25,760,000	28,406,557
WR Berkley Corp.
5.60%, 05/15/2015	35,260,000	38,186,580
IT Services - 1.2%
Affiliated Computer Services, Inc.
5.20%, 06/01/2015 (E)	16,300,000	17,550,617
Computer Sciences Corp.
2.50%, 09/15/2015 (E)	25,615,000	26,328,122
Media - 0.2%
CC Holdings GS V LLC
2.38%, 12/15/2017 - 144A (E)	6,950,000	6,962,322
Metals & Mining - 2.3%
Anglo American Capital PLC
9.38%, 04/08/2014 - 144A	12,156,000	13,279,822
ArcelorMittal
4.25%, 02/25/2015 (E)	20,000,000	20,534,720
Kinross Gold Corp.
3.63%, 09/01/2016	13,160,000	13,358,729
Vale Overseas, Ltd.
6.25%, 01/11/2016 (E)	27,000,000	30,208,653
Xstrata Finance Canada, Ltd.
2.85%, 11/10/2014 - 144A	9,960,000	10,233,522
Multi-Utilities - 0.4%
Black Hills Corp.
9.00%, 05/15/2014	12,521,000	13,702,907
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	17,450,000	20,014,051
Chesapeake Energy Corp.
9.50%, 02/15/2015 (E)	14,465,000	16,381,612
Empresa Nacional del Petroleo
4.88%, 03/15/2014 - 144A	3,681,000	3,793,760
Energy Transfer Partners, LP
8.50%, 04/15/2014	9,428,000	10,228,465
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A (E)	34,395,000	37,201,632
KazMunayGas National Co.
8.38%, 07/02/2013 - 144A	23,000,000	23,494,500
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	31,270,000	33,690,298
Petrobras International Finance Co.
2.88%, 02/06/2015 (E)	11,930,000	12,175,484
3.50%, 02/06/2017 (E)	17,000,000	17,472,328
Petrohawk Energy Corp.
7.25%, 08/15/2018	29,270,000	32,968,382
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 - 144A	25,636,224	27,943,484
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A (E)	5,000,000	5,006,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Tengizchevoil Finance Co., SARL
6.12%, 11/15/2014 - 144A	$10,697,113	$10,994,065
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	25,000,000	26,775,000
Paper & Forest Products - 0.3%
Celulosa Arauco y Constitucion SA
5.13%, 07/09/2013 (E)	9,400,000	9,508,109
Pharmaceuticals - 0.4%
Hospira, Inc., Series GMTN
6.40%, 05/15/2015 (E)	15,244,000	16,942,807
Real Estate Investment Trusts - 3.5%
Digital Realty Trust, LP
4.50%, 07/15/2015 (E)	14,200,000	15,126,791
Healthcare Realty Trust, Inc.
5.13%, 04/01/2014	13,456,000	14,034,648
Hospitality Properties Trust
7.88%, 08/15/2014	10,000,000	10,646,630
Kilroy Realty, LP
5.00%, 11/03/2015 (E)	14,130,000	15,430,539
National Retail Properties, Inc.
6.15%, 12/15/2015	14,850,000	16,705,211
6.25%, 06/15/2014	9,958,000	10,612,280
PPF Funding, Inc.
5.50%, 01/15/2014 - 144A	5,070,000	5,225,274
UDR, Inc.
5.50%, 04/01/2014	5,500,000	5,773,108
WEA Finance LLC / WT Finance AUST Pty, Ltd.
5.75%, 09/02/2015 - 144A (E)	34,115,000	37,915,548
Real Estate Management & Development - 1.0%
First Industrial, LP
5.75%, 01/15/2016 (E)	16,570,000	17,602,212
6.42%, 06/01/2014	2,691,000	2,811,794
Retail Property Trust
7.18%, 09/01/2013 - 144A	16,445,000	16,995,019
Road & Rail - 1.1%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	19,555,000	19,810,877
GATX Financial Corp.
5.80%, 03/01/2016	19,000,000	20,976,741
Trading Companies & Distributors - 1.6%
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	30,280,000	34,140,700
Noble Group, Ltd.
8.50%, 05/30/2013 - 144A	24,175,000	24,634,325
Transportation Infrastructure - 1.0%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 07/11/2014 - 03/15/2016 - 144A	8,000,000	8,136,155
3.13%, 05/11/2015 - 144A	30,070,000	31,181,868
Wireless Telecommunication Services - 3.1%
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	12,000,000	12,552,516
4.52%, 01/15/2015 - 144A	15,870,000	16,879,887
Richland Towers Funding LLC / Management Funding / RTM Boston / Seattle Funding
4.61%, 03/15/2016 - 144A	11,348,855	12,103,554
SBA Tower Trust
4.25%, 04/15/2015 - 144A	29,090,000	30,886,860

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp.
8.38%, 08/15/2017	$18,000,000	$20,812,500
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site NON
4.14%, 11/15/2015 - 144A	24,677,965	25,669,797

Total Corporate Debt Securities (cost $2,341,054,944)		2,394,272,354

LOAN ASSIGNMENTS - 2.7%
Diversified Telecommunication Services - 0.1%
Windstream Corp., Tranche B2
—, 12/17/2015 (B) (D) (F)	3,000,000	2,990,625
Food Products - 0.4%
Michael Foods Group, Inc.
4.25%, 02/25/2018 (B) (D)	13,819,110	14,009,122
Health Care Providers & Services - 0.3%
HCA, Inc.
3.56%, 03/31/2017 (B) (D)	13,500,000	13,589,883
Hotels, Restaurants & Leisure - 0.7%
Dunkin’ Brands, Inc.
4.00%, 11/23/2017 (B) (D)	15,914,121	16,013,457
Scientific Games International, Inc., Tranche B1
3.21%, 06/30/2015 (B) (D)	11,866,858	11,881,691
IT Services - 0.2%
SunGard Data Systems, Inc., Tranche B
3.86%, 02/28/2016 (B) (D)	9,000,000	9,081,567
Media - 0.7%
CSC Holdings LLC, Extended
1.95%, 03/29/2016 (B) (D)	5,561,662	5,589,431
CSC Holdings, Inc., Tranche B2
1.95%, 03/29/2016 (B) (D)	8,617,186	8,660,272
Sinclair Broadcast Group, Inc. Term Loan B
4.00%, 10/29/2016 (B) (D)	10,976,385	11,024,275
Personal Products - 0.3%
Revlon Consumer Products Corp., Tranche B
4.75%, 11/17/2017 (B) (D)	9,899,497	9,970,031

Total Loan Assignments (cost $101,349,456)		102,810,354

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (G)	100,734,027	100,734,027

Total Securities Lending Collateral (cost $100,734,027)		100,734,027

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (G), dated 01/31/2013, to be repurchased at $55,007,771 on 02/01/2013. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 02/01/2032 - 05/25/2041, and with a total value of $56,113,568.	$55,007,725	55,007,725

Total Repurchase Agreement (cost $55,007,725)		55,007,725

Total Investment Securities (cost $3,818,024,527) (H)		3,890,654,181
Other Assets and Liabilities - Net		(104,974,099)

Net Assets		$3,785,680,082

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Floating or variable rate note. Rate is listed as of January 31, 2013.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Illiquid. Total aggregate market value of illiquid securities is $120,531,410, or 3.18% of the fund’s net assets.
(E)	All or a portion of this security is on loan. The value of all securities on loan is $98,666,778. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	All or portion of this security represents unsettled loan commitment at January 31, 2013 where the rate will be determined at time of settlement.
(G)	Rate shown reflects the yield at January 31, 2013.
(H)	Aggregate cost for federal income tax purposes is $3,818,024,527. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $77,811,302 and $5,181,648, respectively. Net unrealized appreciation for tax purposes is $72,629,654.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $1,856,733,314 or 49.05% of the fund’s net assets.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATION:

BRL	Brazilian Real

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
U.S. Government Agency Obligation	$—	$705,033	$—	$705,033
Mortgage-Backed Securities	—	822,259,581	—	822,259,581
Asset-Backed Securities	—	397,144,051	—	397,144,051
Municipal Government Obligation	—	17,721,056	—	17,721,056
Corporate Debt Securities	—	2,394,272,354	—	2,394,272,354
Loan Assignments	—	102,810,354	—	102,810,354
Securities Lending Collateral	100,734,027	—	—	100,734,027
Repurchase Agreement	—	55,007,725	—	55,007,725

Total Investment Securities	$100,734,027	$3,789,920,154	$—	$3,890,654,181

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Aerospace & Defense - 2.4%
Triumph Group, Inc. (A)	96,300	$6,776,631
Air Freight & Logistics - 1.2%
Hub Group, Inc. - Class A (A) (B)	94,535	3,479,833
Chemicals - 2.1%
Kraton Performance Polymers, Inc. (A) (B)	225,530	5,920,163
Commercial Banks - 10.1%
Bank of the Ozarks, Inc. (A)	115,575	4,197,684
Home Bancshares, Inc. (A)	120,890	4,197,301
PrivateBancorp, Inc. - Class A	412,650	7,085,200
Signature Bank (A) (B)	64,705	4,783,641
SVB Financial Group (B)	72,490	4,811,161
Texas Capital Bancshares, Inc. (A) (B)	88,425	3,660,795
Commercial Services & Supplies - 2.4%
Healthcare Services Group Inc. (A)	289,790	6,998,428
Diversified Consumer Services - 1.8%
Coinstar, Inc. (A) (B)	99,225	5,048,568
Diversified Financial Services - 1.3%
MarketAxess Holdings, Inc. (A)	98,695	3,731,658
Electrical Equipment - 1.3%
EnerSys, Inc. (A) (B)	89,750	3,673,468
Electronic Equipment & Instruments - 1.3%
InvenSense, Inc. (B)	257,660	3,761,836
Energy Equipment & Services - 1.8%
Pacific Drilling SA (A) (B)	494,700	5,149,827
Food Products - 1.9%
Annie’s, Inc. (B)	74,790	2,681,969
TreeHouse Foods, Inc. (A) (B)	50,360	2,665,555
Health Care Providers & Services - 7.2%
Air Methods Corp. (A)	229,510	10,034,177
Centene Corp. (A) (B)	83,200	3,590,912
HMS Holdings Corp. (A) (B)	257,335	7,014,952
Health Care Technology - 7.0%
athenahealth, Inc. (A) (B)	73,290	6,337,387
Computer Programs & Systems, Inc. (A)	55,320	2,910,385
Medidata Solutions, Inc. (A) (B)	108,070	5,056,595
Vocera Communications, Inc. (B)	216,320	5,680,563
Hotels, Restaurants & Leisure - 3.9%
Buffalo Wild Wings, Inc. (A) (B)	55,935	4,114,019
Red Robin Gourmet Burgers, Inc. (A) (B)	82,225	3,039,858
Sonic Corp. (A) (B)	357,515	3,989,868
Household Durables - 1.1%
Meritage Homes Corp. (B)	70,190	3,105,206
Insurance - 2.4%
eHealth, Inc. (A) (B)	114,620	2,793,289
Hilltop Holdings, Inc. (A) (B)	302,360	3,973,011
Internet Software & Services - 3.4%
LivePerson, Inc. (A) (B)	392,320	5,245,319
SPS Commerce, Inc. (A) (B)	115,196	4,482,276
IT Services - 1.8%
MAXIMUS, Inc.	73,465	5,037,495
Life Sciences Tools & Services - 1.5%
PAREXEL International Corp. (B)	124,980	4,230,573
Machinery - 5.3%
Chart Industries, Inc. (A) (B)	64,260	4,253,369
Wabtec Corp.	116,390	10,896,432

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.5%
Approach Resources, Inc. (A) (B)	160,690	$4,272,747
Callon Petroleum Co. (A) (B)	587,280	3,024,492
Gulfport Energy Corp. (B)	136,690	5,641,196
Personal Products - 2.5%
Inter Parfums, Inc. (A)	134,100	2,911,311
Prestige Brands Holdings, Inc. (A) (B)	201,370	4,319,386
Pharmaceuticals - 3.4%
Akorn, Inc. (A) (B)	514,615	6,736,310
Impax Laboratories, Inc. (B)	144,360	2,910,298
Professional Services - 2.6%
Advisory Board Co. (A) (B)	137,460	7,454,456
Semiconductors & Semiconductor Equipment - 1.9%
Applied Micro Circuits Corp. (A) (B)	413,350	3,542,409
Inphi Corp. (A) (B)	236,330	1,897,730
Software - 7.0%
AVG Technologies NV (B)	270,850	3,710,645
QLIK Technologies, Inc. (A) (B)	194,370	4,316,958
Synchronoss Technologies, Inc. (A) (B)	302,980	7,213,954
Tangoe, Inc. (A) (B)	321,829	4,650,429
Specialty Retail - 8.8%
Asbury Automotive Group, Inc. (B)	136,570	4,856,429
Francesca’s Holdings Corp. (A) (B)	148,980	4,231,032
Group 1 Automotive, Inc. (A)	56,740	3,843,568
Hibbett Sports, Inc. (A) (B)	56,030	2,950,540
Pier 1 Imports, Inc. (A)	421,590	9,144,287
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. (A) (B)	45,032	1,799,028
Steven Madden, Ltd. (A) (B)	116,310	5,359,565
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc. (A) (B)	79,570	2,875,660

Total Common Stocks (cost $255,999,269)		272,071,834

SECURITIES LENDING COLLATERAL - 25.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (C)	71,273,788	71,273,788

Total Securities Lending Collateral (cost $71,273,788)		71,273,788

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $9,573,474 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $9,765,839.	$9,573,466	9,573,466

Total Repurchase Agreement (cost $9,573,466)		9,573,466

Total Investment Securities (cost $336,846,523) (D)		352,919,088
Other Assets and Liabilities - Net		(67,902,831)

Net Assets		$285,016,257

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $69,585,463. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $336,846,523. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $20,845,328 and $4,772,763, respectively. Net unrealized appreciation for tax purposes is $16,072,565.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$272,071,834	$—	$—	$272,071,834
Securities Lending Collateral	71,273,788	—	—	71,273,788
Repurchase Agreement	—	9,573,466	—	9,573,466

Total Investment Securities	$343,345,622	$9,573,466	$—	$352,919,088

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (A) (B)	536,284	$2,493,721
Airlines - 0.3%
SkyWest, Inc. (B)	77,011	973,419
Automobiles - 1.0%
Thor Industries, Inc. (B)	90,599	3,812,406
Capital Markets - 4.0%
Ares Capital Corp.	515,677	9,235,775
Investment Technology Group, Inc. (A) (B)	61,163	618,970
Waddell & Reed Financial, Inc. - Class A (B)	142,343	5,651,017
Chemicals - 1.9%
RPM International, Inc.	74,619	2,328,859
Sensient Technologies Corp. (B)	127,401	4,853,978
Commercial Banks - 10.8%
BancorpSouth, Inc.	219,624	3,184,548
Bank of Hawaii Corp. (B)	89,171	4,288,233
BBCN Bancorp, Inc. (B)	467,471	5,651,725
Community Bank System, Inc. (B)	95,863	2,722,509
East-West Bancorp, Inc.	269,762	6,325,919
First Niagara Financial Group, Inc.	738,861	5,792,670
FNB Corp. (B)	403,002	4,670,793
Hancock Holding Co. (B)	176,679	5,339,239
Trustmark Corp. (B)	168,398	3,895,046
Commercial Services & Supplies - 3.2%
ACCO Brands Corp. (A) (B)	272,585	2,270,633
ARC Document Solutions, Inc. (A) (B)	280,492	670,376
Deluxe Corp. (B)	187,095	6,883,225
Ennis, Inc. (B)	154,486	2,411,526
Communications Equipment - 3.2%
Black Box Corp. (B)	187,842	4,401,138
Oplink Communications, Inc. (A) (B)	299,164	5,040,913
Plantronics, Inc. (B)	74,212	3,051,598
Construction & Engineering - 1.3%
Aegion Corp. - Class A (A) (B)	82,883	1,949,408
Tutor Perini Corp. (A) (B)	176,674	2,931,022
Consumer Finance - 2.2%
World Acceptance Corp. (A) (B)	109,137	8,463,574
Containers & Packaging - 2.1%
Greif, Inc. - Class A	79,029	3,712,782
Sonoco Products Co.	149,212	4,624,080
Diversified Financial Services - 1.0%
Fifth Street Finance Corp. (B)	359,231	3,897,656
Electric Utilities - 2.6%
Empire District Electric Co.	196,729	4,172,622
Portland General Electric Co. (B)	205,492	5,901,730
Electrical Equipment - 2.9%
EnerSys, Inc. (A)	97,941	4,008,725
Franklin Electric Co., Inc. (B)	43,514	2,894,551
GrafTech International, Ltd. (A) (B)	446,115	4,282,704
Electronic Equipment & Instruments - 4.8%
Anixter International, Inc. (B)	48,763	3,280,775
Benchmark Electronics, Inc. (A)	184,719	3,243,666
CTS Corp. (B)	323,416	3,217,989
Park Electrochemical Corp. (B)	174,570	4,563,260
Plexus Corp. (A) (B)	60,483	1,543,526
ScanSource, Inc. (A) (B)	92,088	2,676,077
Energy Equipment & Services - 2.0%
Tidewater, Inc. (B)	159,187	7,827,225

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.8%
Nash Finch Co.	154,445	$3,207,823
Gas Utilities - 1.2%
Atmos Energy Corp.	126,994	4,744,496
Health Care Equipment & Supplies - 2.5%
Hill-Rom Holdings, Inc.	198,590	6,589,216
Symmetry Medical, Inc. (A) (B)	302,173	3,236,273
Health Care Providers & Services - 2.5%
Amsurg Corp. - Class A (A)	106,255	3,316,219
Kindred Healthcare, Inc. (A) (B)	585,154	6,307,960
Hotels, Restaurants & Leisure - 2.3%
Cracker Barrel Old Country Store, Inc. (B)	111,189	7,207,271
Ruth’s Hospitality Group, Inc. (A) (B)	243,939	1,892,967
Insurance - 7.5%
American Equity Investment Life Holding Co. (B)	395,485	5,331,138
Donegal Group, Inc. - Class A (B)	74,733	982,739
FBL Financial Group, Inc. - Class A (B)	64,104	2,239,153
Hanover Insurance Group, Inc. (B)	102,999	4,280,638
HCC Insurance Holdings, Inc.	158,041	6,113,026
Tower Group, Inc. (B)	298,375	5,758,638
Validus Holdings, Ltd.	115,142	4,192,320
IT Services - 1.9%
CACI International, Inc. - Class A (A)	134,511	7,213,825
Media - 0.5%
Meredith Corp. (B)	55,108	1,998,216
Metals & Mining - 1.5%
Kaiser Aluminum Corp. (B)	94,095	5,848,945
Office Electronics - 1.6%
Zebra Technologies Corp. - Class A (A)	145,591	6,301,178
Oil, Gas & Consumable Fuels - 3.4%
Berry Petroleum Co. - Class A (B)	205,708	7,574,169
Callon Petroleum Co. (A) (B)	437,637	2,253,830
Stone Energy Corp. (A)	146,596	3,298,410
Paper & Forest Products - 0.6%
P.H. Glatfelter Co. (B)	130,940	2,432,865
Personal Products - 2.8%
Nu Skin Enterprises, Inc. - Class A (B)	260,218	11,022,834
Professional Services - 4.5%
Barrett Business Services, Inc. (B)	28,364	1,141,367
CBIZ, Inc. (A) (B)	640,678	3,882,509
FTI Consulting, Inc. (A)	171,388	5,570,110
Korn/Ferry International (A) (B)	410,377	7,050,277
Real Estate Investment Trusts - 7.0%
First Potomac Realty Trust (B)	146,704	2,009,845
Hersha Hospitality Trust - Class A (B)	1,008,729	5,326,089
Medical Properties Trust, Inc. (B)	569,955	7,665,895
Omega Healthcare Investors, Inc. (B)	325,700	8,324,892
Ramco-Gershenson Properties Trust (B)	240,982	3,643,648
Road & Rail - 1.0%
Werner Enterprises, Inc. (B)	157,917	3,730,000
Semiconductors & Semiconductor Equipment - 0.6%
Integrated Silicon Solution, Inc. (A) (B)	233,648	2,189,282
Software - 0.9%
American Software, Inc. - Class A (B)	402,877	3,464,742
Specialty Retail - 7.0%
Ascena Retail Group, Inc. (A)	344,023	5,831,190
Finish Line, Inc. - Class A	41,634	776,058
Genesco, Inc. (A) (B)	98,672	6,150,226
JOS A. Bank Clothiers, Inc. (A) (B)	64,967	2,633,762
Rent-A-Center, Inc. (B)	256,182	9,140,574
Sonic Automotive, Inc. - Class A	114,587	2,781,026

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.3%
Iconix Brand Group, Inc. (A) (B)	215,425	$5,180,971

Total Common Stocks (cost $340,074,574)		369,596,220

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (C)	99,460,131	99,460,131

Total Securities Lending Collateral (cost $99,460,131)		99,460,131

	Principal	Value
REPURCHASE AGREEMENT - 5.6%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $21,647,341 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 08/15/2039, and with a value of $22,080,565.	$21,647,323	21,647,323

Total Repurchase Agreement (cost $21,647,323)		21,647,323

Total Investment Securities (cost $461,182,028) (D)		490,703,674
Other Assets and Liabilities - Net		(102,815,749)

Net Assets		$387,887,925

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $97,067,203. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $461,182,028. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $34,536,319 and $5,014,673, respectively. Net unrealized appreciation for tax purposes is $29,521,646.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$369,596,220	$—	$—	$369,596,220
Securities Lending Collateral	99,460,131	—	—	99,460,131
Repurchase Agreement	—	21,647,323	—	21,647,323

Total Investment Securities	$469,056,351	$21,647,323	$—	$490,703,674

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.3%
Aerovironment, Inc. (A)	76,400	$1,654,060
American Science & Engineering, Inc.	17,800	1,202,924
Curtiss-Wright Corp.	36,500	1,301,225
Triumph Group, Inc.	75,575	5,318,213
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (A)	53,840	2,427,646
Airlines - 0.7%
Delta Air Lines, Inc. (A)	392,200	5,447,658
Auto Components - 0.8%
Delphi Automotive PLC (A)	79,175	3,060,905
Magna International, Inc. - Class A	55,350	2,892,038
Automobiles - 0.4%
Thor Industries, Inc. (B)	69,575	2,927,716
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	130,325	4,544,433
Building Products - 0.9%
A.O. Smith Corp. (B)	42,400	2,937,472
American Woodmark Corp. (A) (B)	14,398	400,408
Fortune Brands Home & Security, Inc. (A)	46,700	1,528,958
Gibraltar Industries, Inc. (A) (B)	130,019	2,258,430
Capital Markets - 2.3%
Duff & Phelps Corp. - Class A	103,500	1,644,615
Raymond James Financial, Inc.	227,425	10,149,978
Stifel Financial Corp. (A) (B)	58,000	2,137,300
Waddell & Reed Financial, Inc. - Class A	78,400	3,112,480
Chemicals - 1.4%
Axiall Corp. (A) (B) (C)	57,400	3,224,732
CF Industries Holdings, Inc.	15,570	3,568,177
OM Group, Inc. (A)	66,400	1,833,968
Tronox, Ltd. - Class A (B)	81,300	1,540,635
Commercial Banks - 7.1%
City National Corp. (B)	25,400	1,345,184
Fifth Third Bancorp	508,725	8,287,130
First Citizens BancShares, Inc. - Class A	28,413	4,954,091
First Community Bancshares, Inc. (B)	151,740	2,420,253
First Niagara Financial Group, Inc.	176,370	1,382,741
First Republic Bank	29,600	1,056,424
KeyCorp	487,500	4,582,500
Lakeland Bancorp, Inc. (B)	107,948	1,052,493
Regions Financial Corp.	1,484,625	11,550,382
Sandy Spring Bancorp, Inc. (B)	118,000	2,342,300
SunTrust Banks, Inc.	162,200	4,601,614
Texas Capital Bancshares, Inc. (A) (B)	44,000	1,821,600
Umpqua Holdings Corp. (B)	190,000	2,401,600
Union First Market Bankshares Corp. (B)	45,100	788,348
Washington Trust Bancorp, Inc. (B)	55,921	1,474,078
Webster Financial Corp.	138,400	3,079,400
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	109,050	4,199,516
HNI Corp. (B)	72,200	2,279,354
Communications Equipment - 1.4%
KVH Industries, Inc. (A) (B)	184,983	2,693,352
Polycom, Inc. (A)	121,700	1,342,351
Riverbed Technology, Inc. (A)	341,500	6,625,100
Computers & Peripherals - 0.6%
Western Digital Corp.	100,492	4,723,124
Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV	23,800	1,209,278

	Shares	Value
COMMON STOCKS (continued)
Construction & Engineering (continued)
Comfort Systems USA, Inc.	116,100	$1,498,851
EMCOR Group, Inc.	156,550	5,687,461
Foster Wheeler AG (A)	57,200	1,493,492
KBR, Inc.	127,500	3,980,550
Construction Materials - 0.5%
Caesar Stone Sdot Yam, Ltd. (A)	212,300	4,033,700
Consumer Finance - 0.6%
Discover Financial Services	113,575	4,360,144
Containers & Packaging - 0.7%
Bemis Co., Inc.	150,450	5,368,056
Electric Utilities - 2.1%
Cleco Corp.	222,150	9,496,912
MGE Energy, Inc. (B)	31,500	1,650,285
PPL Corp.	146,975	4,451,873
Electrical Equipment - 1.5%
Eaton Corp. PLC	153,250	8,727,588
PowerSecure International, Inc. (A) (B)	334,061	2,902,990
Electronic Equipment & Instruments - 1.7%
Avnet, Inc. (A)	131,950	4,665,752
FEI Co. (B)	29,943	1,825,325
Orbotech, Ltd. (A)	177,600	1,674,768
Rofin-Sinar Technologies, Inc. (A) (B)	54,800	1,404,524
Universal Display Corp. (A) (B)	26,600	740,012
Vishay Intertechnology, Inc. (A) (B)	194,800	2,140,852
Energy Equipment & Services - 1.8%
Dresser-Rand Group, Inc. (A)	35,600	2,173,380
Helix Energy Solutions Group, Inc. (A)	72,300	1,714,956
Helmerich & Payne, Inc.	58,650	3,773,541
Noble Corp.	139,525	5,650,762
Food & Staples Retailing - 0.4%
Kroger Co.	119,150	3,300,455
Food Products - 2.9%
Hain Celestial Group, Inc. (A) (B)	34,275	1,953,332
Ingredion, Inc.	48,625	3,212,654
J&J Snack Foods Corp.	25,145	1,713,632
JM Smucker Co.	84,050	7,449,351
Sanderson Farms, Inc.	21,200	1,070,176
Tyson Foods, Inc. - Class A	271,625	6,008,345
Health Care Equipment & Supplies - 1.9%
AngioDynamics, Inc. (A) (B)	122,500	1,494,500
Boston Scientific Corp. (A)	521,350	3,894,485
Greatbatch, Inc. (A) (B)	84,857	2,252,105
Sirona Dental Systems, Inc. (A)	100,950	6,710,146
Health Care Providers & Services - 1.4%
Coventry Health Care, Inc.	45,800	2,099,014
Health Net, Inc. (A)	56,100	1,525,920
HealthSouth Corp. (A)	96,400	2,300,104
Omnicare, Inc. (B)	103,500	4,031,325
WellCare Health Plans, Inc. (A)	18,250	925,457
Health Care Technology - 0.3%
Omnicell, Inc. (A)	165,000	2,607,000
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc. (B)	40,500	1,325,970
Churchill Downs, Inc.	58,800	3,802,008
Household Durables - 2.2%
Helen of Troy, Ltd. (A)	43,400	1,571,080
La-Z-Boy, Inc.	139,400	2,180,216
MDC Holdings, Inc. (B)	60,625	2,383,775
Newell Rubbermaid, Inc.	346,025	8,124,667
Ryland Group, Inc. (B)	52,200	2,073,384
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	97,300	4,927,272

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.8%
Calpine Corp. (A)	289,075	$5,703,450
Insurance - 7.9%
Alleghany Corp. (A)	9,000	3,245,310
Allstate Corp.	108,275	4,753,273
Aspen Insurance Holdings, Ltd.	92,500	3,155,175
Fidelity National Financial, Inc. - Class A	290,250	7,285,275
HCC Insurance Holdings, Inc.	112,800	4,363,104
Lincoln National Corp.	448,225	12,989,560
Selective Insurance Group, Inc.	248,600	5,098,786
United Fire Group, Inc.	237,943	5,517,898
Validus Holdings, Ltd.	350,525	12,762,615
Internet & Catalog Retail - 0.4%
Expedia, Inc.	47,800	3,118,950
Internet Software & Services - 1.5%
AOL, Inc. (A) (B)	93,700	2,871,905
Blucora, Inc. (A)	56,600	841,076
IAC/InterActiveCorp	59,800	2,466,750
ValueClick, Inc. (A)	172,141	3,523,726
XO Group, Inc. (A)	195,900	1,884,558
IT Services - 1.7%
CoreLogic, Inc. (A)	125,500	3,293,120
Fidelity National Information Services, Inc.	191,300	7,099,143
Global Payments, Inc.	43,300	2,132,958
Leisure Equipment & Products - 0.2%
LeapFrog Enterprises, Inc. - Class A (A) (B)	178,900	1,611,889
Life Sciences Tools & Services - 1.2%
Charles River Laboratories International, Inc. (A)	71,736	2,964,132
PerkinElmer, Inc.	169,685	5,979,699
Machinery - 4.3%
AGCO Corp. (A)	50,425	2,672,525
Altra Holdings, Inc.	135,400	3,242,830
CIRCOR International, Inc.	89,500	3,714,250
Columbus McKinnon Corp. (A)	50,500	955,460
Crane Co.	32,000	1,608,960
Mueller Industries, Inc.	73,700	3,932,632
NN, Inc. (A) (B)	159,370	1,475,766
Oshkosh Corp. (A)	42,800	1,676,904
Sauer-Danfoss, Inc.	48,300	2,592,261
Terex Corp. (A)	140,125	4,537,248
Trinity Industries, Inc.	78,373	3,111,408
Wabash National Corp. (A)	161,600	1,672,560
Woodward, Inc.	37,800	1,451,898
Media - 0.6%
Gannett Co., Inc. (B)	237,725	4,666,542
Metals & Mining - 1.1%
Kaiser Aluminum Corp. (B)	23,500	1,460,760
Nucor Corp.	152,475	7,015,375
Multi-Utilities - 3.2%
CMS Energy Corp.	353,100	9,074,670
NiSource, Inc.	360,175	9,735,530
NorthWestern Corp.	135,000	4,993,650
Oil, Gas & Consumable Fuels - 5.7%
Energen Corp.	171,675	8,264,435
Hess Corp.	69,125	4,642,435
HollyFrontier Corp.	170,175	8,886,538
Peabody Energy Corp.	267,025	6,715,679
SM Energy Co.	46,000	2,675,360
Valero Energy Corp.	151,700	6,633,841
W&T Offshore, Inc. (B)	107,575	1,893,320
Western Refining, Inc. (B)	81,000	2,724,030

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 1.5%
Domtar Corp.	26,600	$2,213,918
International Paper Co.	161,275	6,680,010
P.H. Glatfelter Co.	130,300	2,420,974
Pharmaceuticals - 1.1%
Impax Laboratories, Inc. (A)	45,900	925,344
Jazz Pharmaceuticals PLC (A)	73,900	4,167,221
Nektar Therapeutics (A) (B)	333,333	2,856,664
Professional Services - 0.7%
FTI Consulting, Inc. (A)	50,200	1,631,500
On Assignment, Inc. (A)	133,200	3,256,740
Real Estate Investment Trusts - 7.0%
BioMed Realty Trust, Inc.	359,600	7,317,860
Brandywine Realty Trust	1,006,225	12,809,244
CBL & Associates Properties, Inc.	155,000	3,330,950
DiamondRock Hospitality Co.	232,000	2,115,840
Digital Realty Trust, Inc.	22,361	1,518,536
DuPont Fabros Technology, Inc. (B)	83,000	1,962,120
Equity One, Inc.	128,000	2,894,080
Excel Trust, Inc. (B)	328,219	4,128,995
Home Properties, Inc.	28,000	1,721,160
Kilroy Realty Corp.	181,950	9,079,305
National Retail Properties, Inc. (B)	107,700	3,448,554
Weingarten Realty Investors (B)	88,800	2,560,992
Road & Rail - 1.5%
Hertz Global Holdings, Inc. (A)	197,625	3,612,585
Ryder System, Inc.	132,454	7,520,738
Semiconductors & Semiconductor Equipment - 5.1%
Broadcom Corp. - Class A	130,325	4,229,046
Brooks Automation, Inc.	247,900	2,320,344
Entegris, Inc. (A)	237,100	2,337,806
KLA-Tencor Corp.	60,675	3,331,664
LTX-Credence Corp. (A)	410,500	2,520,470
MKS Instruments, Inc.	56,000	1,556,800
NXP Semiconductor NV (A)	198,250	5,945,518
OmniVision Technologies, Inc. (A) (B)	236,700	3,638,079
Silicon Motion Technology Corp. - ADR (A)	134,300	2,166,259
Skyworks Solutions, Inc. (A)	262,325	6,280,060
TriQuint Semiconductor, Inc. (A) (B)	480,194	2,521,019
Veeco Instruments, Inc. (A)	55,200	1,736,040
Software - 2.0%
AVG Technologies NV (A)	48,400	663,080
Cadence Design Systems, Inc. (A) (B)	429,125	5,977,711
Electronic Arts, Inc. (A)	174,000	2,737,020
Progress Software Corp. (A)	98,500	2,311,795
Seachange International, Inc. (A)	96,000	1,070,400
Websense, Inc. (A)	141,900	2,075,997
Specialty Retail - 5.5%
Abercrombie & Fitch Co. - Class A	43,200	2,160,000
Aeropostale, Inc. (A) (B)	154,600	2,091,738
American Eagle Outfitters, Inc.	160,000	3,233,600
ANN, Inc. (A)	106,801	3,293,743
Express, Inc. (A)	89,900	1,652,362
Finish Line, Inc. - Class A	157,300	2,932,072
Foot Locker, Inc.	378,700	13,008,345
GameStop Corp. - Class A (B)	70,300	1,630,960
Gap, Inc.	88,050	2,877,474
GNC Holdings, Inc. - Class A	227,075	8,161,075
Textiles, Apparel & Luxury Goods - 1.1%
Oxford Industries, Inc. (B)	32,000	1,580,160
PVH Corp.	36,950	4,392,247
Steven Madden, Ltd. (A)	53,000	2,442,240
Thrifts & Mortgage Finance - 2.9%
Berkshire Hills Bancorp, Inc.	130,331	3,154,010

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Brookline Bancorp, Inc. (B)	177,000	$1,559,370
Dime Community Bancshares, Inc.	141,800	1,958,258
Northwest Bancshares, Inc.	137,000	1,671,400
Oritani Financial Corp.	71,000	1,074,940
Provident Financial Services, Inc.	116,500	1,727,695
Provident New York Bancorp (B)	282,100	2,519,153
TrustCo Bank Corp. NY (B)	224,000	1,184,960
United Financial Bancorp, Inc. (B)	140,685	2,106,055
ViewPoint Financial Group, Inc. (B)	39,200	829,080
Washington Federal, Inc.	215,000	3,781,850
Trading Companies & Distributors - 1.1%
United Rentals, Inc. (A)	161,325	8,166,272

Total Common Stocks (cost $645,172,915)		735,149,047

SECURITIES LENDING COLLATERAL - 9.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (D)	73,473,514	73,473,514

Total Securities Lending Collateral (cost $73,473,514)		73,473,514

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
State Street Bank & Trust Co. 0.03% (D), dated 01/31/2013, to be repurchased at $17,918,354 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 12/15/2027, and with a value of $18,278,039.	$17,918,339	17,918,339

Total Repurchase Agreement (cost $17,918,339)		17,918,339

Total Investment Securities (cost $736,564,768) (E)		826,540,900
Other Assets and Liabilities - Net		(76,356,219)

Net Assets		$750,184,681

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $71,631,935. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(D)	Rate shown reflects the yield at January 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $736,564,768. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $105,709,521 and $15,733,389, respectively. Net unrealized appreciation for tax purposes is $89,976,132.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Common Stocks	$735,149,047	$—	$—	$735,149,047
Securities Lending Collateral	73,473,514	—	—	73,473,514
Repurchase Agreement	—	17,918,339	—	17,918,339

Total Investment Securities	$808,622,561	$17,918,339	$—	$826,540,900

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Tactical Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.8%
Capital Markets - 97.8%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	30	$801
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	880	23,302
iShares Barclays TIPS Bond Fund	430	51,935
iShares BofA Merrill Lynch Global ex-US Diversified Inflation-Linked Index	1,000	52,040
iShares Floating Rate Note Fund	1,390	70,376
iShares JPMorgan USD Emerging Markets Bond Fund (A)	510	60,838
iShares MSCI All Country World Minimum Volatility Index Fund	7,097	411,697
iShares MSCI EAFE Minimum Volatility Index Fund	3,392	190,529
iShares MSCI Emerging Markets Minimum Volatility Index Fund	7,690	468,090
iShares MSCI USA Minimum Volatility Index Fund	6,640	202,454
PowerShares DB Agriculture Fund (B)	1,560	43,540
PowerShares DB Commodity Index Tracking Fund (A) (B)	1,550	44,128
PowerShares DB Energy Fund (B)	1,510	44,258
PowerShares DB Oil Fund (A) (B)	1,670	45,841
PowerShares DB Precious Metals Fund (B)	780	44,593
ProShares UltraShort 20+ Year Treasury (B)	1,030	69,484
ProShares VIX Mid-Term Futures ETF (B)	3,280	92,004
SPDR Barclays Convertible Securities ETF	2,020	83,810
SPDR Dow Jones International Real Estate ETF	12,270	510,064
SPDR Nuveen Barclays Municipal Bond ETF	1,940	47,161
Vanguard Intermediate-Term Bond ETF	2,752	240,112
Vanguard Long-Term Bond ETF	968	88,282
Vanguard MSCI European ETF	3,000	152,790
Vanguard MSCI Pacific ETF	1,820	100,136
Vanguard S&P 500 ETF	17,860	1,224,482
Vanguard Short-Term Bond ETF	910	73,683
Vanguard Total Bond Market ETF	7,070	589,991

Total Investment Companies (cost $4,975,544)		5,026,421

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (C)	74,532	74,532

Total Securities Lending Collateral (cost $74,532)		74,532

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.03% (C), dated 01/31/2013, to be repurchased at $120,540 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $124,037.	$120,540	120,540

Total Repurchase Agreement (cost $120,540)		120,540

Total Investment Securities (cost $5,170,616) (D)		5,221,493
Other Assets and Liabilities - Net		(81,837)

Net Assets		$5,139,656

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Tactical Allocation

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $72,800. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at January 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $5,170,616. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $70,420 and $19,543, respectively. Net unrealized appreciation for tax purposes is $50,877.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Investment Companies	$5,026,421	$—	$—	$5,026,421
Securities Lending Collateral	74,532	—	—	74,532
Repurchase Agreement	—	120,540	—	120,540

Total Investment Securities	$5,100,953	$120,540	$—	$5,221,493

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.3%
Capital Markets - 98.3%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	623,633	$16,657,237
iShares Barclays 20+ Year Treasury Bond Fund (A)	232,363	27,260,827
iShares Barclays 7-10 Year Treasury Bond Fund (A)	99,480	10,554,828
iShares Barclays Short Treasury Bond Fund	147,510	16,260,027
iShares Barclays TIPS Bond Fund	203,180	24,540,080
iShares Floating Rate Note Fund	195,930	9,919,936
iShares iBoxx $ High Yield Corporate Bond Fund (A)	1,135,873	106,397,224
iShares iBoxx Investment Grade Corporate Bond Fund (A)	229,989	27,465,286
iShares JPMorgan USD Emerging Markets Bond Fund (A)	466,324	55,627,790
iShares MSCI Emerging Markets Minimum Volatility Index Fund	564,640	34,369,637
iShares MSCI USA Minimum Volatility Index Fund	1,303,980	39,758,350
iShares S&P U.S. Preferred Stock Index Fund (A)	1,511,198	60,674,600
ProShares UltraShort 20+ Year Treasury (B)	103,929	7,011,050
ProShares VIX Mid-Term Futures ETF (B)	578,967	16,240,024
SPDR Barclays Convertible Securities ETF (A)	820,100	34,025,949
SPDR Barclays High Yield Bond ETF	4,768,952	194,668,621
SPDR Barclays Long Term Corporate Bond ETF	288	11,589
SPDR Barclays TIPS ETF	633,313	38,169,775
SPDR Dow Jones International Real Estate ETF	533,581	22,180,962
SPDR Nuveen Barclays Municipal Bond ETF	524,310	12,745,976
SPDR S&P International Dividend ETF (A)	741,781	36,443,701
SPDR Wells Fargo Preferred Stock ETF (A)	650,265	29,518,780
Vanguard Extended Duration Treasury ETF	99	10,907
Vanguard Intermediate-Term Bond ETF	597,098	52,096,800
Vanguard Long-Term Bond ETF	231,558	21,118,090
Vanguard REIT ETF	191,734	13,087,763
Vanguard S&P 500 ETF	331,660	22,738,610
Vanguard Short-Term Bond ETF	304,540	24,658,604
Growth - Large Cap - 0.0% (C)
Vanguard Growth ETF	157	11,667
Value - Large Cap - 0.0% (C)
Vanguard Value ETF	195	12,195

Total Investment Companies (cost $957,873,051)		954,236,885

SECURITIES LENDING COLLATERAL - 10.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (D)	104,952,685	104,952,685

Total Securities Lending Collateral (cost $104,952,685)		104,952,685

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (D), dated 01/31/2013, to be repurchased at $10,104,696 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $10,308,771.	$10,104,687	$10,104,687

Total Repurchase Agreement (cost $10,104,687)		10,104,687

Total Investment Securities (cost $1,072,930,423) (E)		1,069,294,257
Other Assets and Liabilities - Net		(98,075,751)

Net Assets		$971,218,506

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $102,760,531. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at January 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $1,072,930,423. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $11,666,967 and $15,303,133, respectively. Net unrealized depreciation for tax purposes is $3,636,166.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Investment Companies	$954,236,885	$—	$—	$954,236,885
Securities Lending Collateral	104,952,685	—	—	104,952,685
Repurchase Agreement	—	10,104,687	—	10,104,687

Total Investment Securities	$1,059,189,570	$10,104,687	$—	$1,069,294,257

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Tactical Rotation

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 93.4%
Capital Markets - 89.8%
Consumer Discretionary Select Sector SPDR Fund	1,520	$76,198
Consumer Staples Select Sector SPDR Fund (A)	2,530	93,281
Health Care Select Sector SPDR Fund (A)	2,330	99,980
Industrial Select Sector SPDR Fund	1,710	68,537
iShares Barclays 0-5 Year TIPS Bond Fund	280	28,932
iShares Barclays Short Treasury Bond Fund	260	28,660
iShares MSCI Australia Index Fund	1,080	28,210
iShares MSCI Brazil Index Fund	490	27,817
iShares MSCI EAFE Minimum Volatility Index Fund	3,210	180,306
iShares MSCI Germany Index Fund	2,100	53,991
iShares MSCI Hong Kong Index Fund (A)	1,570	31,855
iShares MSCI Japan Index Fund	7,820	77,965
iShares MSCI South Africa Index Fund	10	662
iShares MSCI South Korea Index Fund (A)	70	4,170
iShares MSCI Turkey Index Fund	360	24,343
iShares MSCI U.K. Index Fund	4,700	86,809
iShares MSCI USA Minimum Volatility Index Fund	7,420	226,236
iShares S&P India Nifty 50 Index Fund	1,610	41,828
Market Vectors Russia ETF (A)	20	616
Materials Select Sector SPDR Fund (A)	1,390	54,238
SPDR S&P China ETF (A)	430	32,676
SPDR S&P Regional Banking ETF (A)	3,180	94,859
Technology Select Sector SPDR Fund (A)	4,680	137,592
Vanguard Short-Term Bond ETF	350	28,340
Oil, Gas & Consumable Fuels - 3.6%
Energy Select Sector SPDR Fund (A)	790	61,107

Total Investment Companies (cost $1,536,212)		1,589,208

SECURITIES LENDING COLLATERAL - 18.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (B)	317,261	317,261

Total Securities Lending Collateral (cost $317,261)		317,261

	Principal	Value
REPURCHASE AGREEMENT - 12.4%
State Street Bank & Trust Co. 0.03% (B), dated 01/31/2013, to be repurchased at $211,084 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $219,132.	$211,084	211,084

Total Repurchase Agreement (cost $211,084)		211,084

Total Investment Securities (cost $2,064,557) (C)		2,117,553
Other Assets and Liabilities - Net		(416,210)

Net Assets		$1,701,343

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Tactical Rotation

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $310,193. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at January 31, 2013.
(C)	Aggregate cost for federal income tax purposes is $2,064,557. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $53,014 and $18, respectively. Net unrealized appreciation for tax purposes is $52,996.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Investment Companies	$1,589,208	$—	$—	$1,589,208
Securities Lending Collateral	317,261	—	—	317,261
Repurchase Agreement	—	211,084	—	211,084

Total Investment Securities	$1,906,469	$211,084	$—	$2,117,553

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 31.2%
U.S. Treasury Bond
2.75%, 11/15/2042	$5,800,000	$5,332,375
3.00%, 05/15/2042	1,100,000	1,069,750
3.75%, 08/15/2041	700,000	787,172
3.88%, 08/15/2040 (A) (B) (C)	5,400,000	6,217,592
4.38%, 02/15/2038	700,000	872,266
7.50%, 11/15/2024	1,400,000	2,178,532
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2041	2,944,032	4,229,517
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2017 - 01/15/2023	35,360,307	38,173,911
1.13%, 01/15/2021 (A)	11,999,526	14,043,189
U.S. Treasury Note
0.25%, 01/31/2014	5,600,000	5,604,374
1.00%, 01/15/2014 (B)	5,457,000	5,500,061
1.13%, 12/31/2019 (D)	13,500,000	13,288,009
1.25%, 03/15/2014	15,400,000	15,581,674
1.63%, 08/15/2022	4,200,000	4,086,142
1.63%, 11/15/2022 (D)	8,200,000	7,938,625
1.75%, 05/15/2022	3,600,000	3,558,377
2.00%, 11/15/2021 (B) (C) (E)	58,400,000	59,453,945
2.13%, 08/15/2021	3,500,000	3,611,562
2.38%, 05/31/2018	15,000,000	16,107,420
2.63%, 11/15/2020 (B) (C)	16,300,000	17,587,439
3.13%, 05/15/2021	5,900,000	6,575,273

Total U.S. Government Obligations (cost $226,054,020)		231,797,205

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.2%
Fannie Mae
0.30%, 01/25/2021 (F)	142,443	142,443
0.55%, 09/25/2042 (F)	330,768	325,767
1.37%, 03/01/2044 - 10/01/2044 (F)	1,316,962	1,360,124
2.18%, 09/01/2035 (F)	657,407	700,973
2.31%, 01/01/2026 (F)	3,100	3,252
2.34%, 01/01/2028 (F)	40,102	42,791
2.39%, 11/01/2033 (F)	146,077	155,628
2.43%, 07/01/2035 (F)	317,691	336,635
2.50%, 10/01/2027 - 11/01/2027	31,553,574	32,707,253
2.81%, 03/01/2034 (F)	242,530	255,263
3.50%, 08/01/2025 - 04/01/2027	3,986,267	4,233,411
4.00%, 03/01/2025 - 03/01/2041	9,854,390	10,529,436
4.50%, 12/01/2024	750,437	806,368
5.00%, 08/01/2020 - 01/01/2030	3,848,447	4,204,743
5.50%, 01/01/2037 - 02/01/2037	342,934	374,519
6.30%, 10/17/2038	388,518	422,584
Fannie Mae, IO
6.90%, 07/25/2034 (F) (G)	1,336,431	291,497
Fannie Mae, TBA
2.50%	5,000,000	5,176,563
3.50%	4,000,000	4,229,375
4.50%	3,200,000	3,434,219
5.00%	14,000,000	15,115,156
6.00%	900,000	982,406
Freddie Mac
1.34%, 10/25/2044 (F)	375,721	370,712
1.54%, 07/25/2044 (F)	383,721	392,160
2.25%, 03/01/2034 (F)	150,983	156,907
2.35%, 11/01/2033 (F)	134,450	143,413
2.36%, 03/01/2034 (F)	158,332	167,471
2.42%, 01/01/2036 (F)	2,735,199	2,916,518
2.46%, 09/01/2035 (F)	45,931	48,676
3.00%, 09/01/2035 (F)	563,254	602,884

	Principal		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
4.00%, 01/01/2041		$3,510,068	$3,723,869
4.50%, 08/01/2025 - 08/01/2041		13,338,883	14,244,961
5.00%, 02/15/2020 - 08/15/2020		179,693	181,260
6.50%, 04/15/2029 - 07/25/2043		22,782	26,020
Freddie Mac, TBA
4.50%		2,000,000	2,127,734
Ginnie Mae
1.75%, 05/20/2024 (F)		40,101	42,079
6.50%, 06/20/2032		20,400	22,784
Ginnie Mae, IO
6.35%, 04/16/2033 - 10/16/2033 (F) (G)		1,213,643	252,826
6.39%, 08/16/2033 (F) (G)		1,824,750	407,857
6.40%, 09/20/2034 (F) (G)		1,085,589	205,350
Ginnie Mae, TBA
3.00%		63,000,000	65,736,563
Overseas Private Investment Corp. Zero Coupon, 05/02/2013		9,320,000	9,512,001
U.S. Small Business Administration Series P10A, Class 1 4.50%, 02/10/2014		16,437	16,836

Total U.S. Government Agency Obligations (cost $186,113,093)			187,129,287

FOREIGN GOVERNMENT OBLIGATIONS - 9.1%
Australia Government Bond
5.50%, 12/15/2013	AUD	6,300,000	6,723,564
Bundesschatzanweisungen
0.75%, 09/13/2013	EUR	19,700,000	26,849,253
1.75%, 06/14/2013		14,300,000	19,532,276
Canadian Government Bond
1.75%, 03/01/2013	CAD	5,300,000	5,317,004
Province of Ontario Canada
3.15%, 06/02/2022		5,600,000	5,737,445
Province of Quebec Canada
3.50%, 12/01/2022		2,300,000	2,398,281
Republic of Brazil
10.25%, 01/10/2028	BRL	1,000,000	630,226
U.K. Gilt Inflation Linked
0.13%, 03/22/2024	GBP	202,624	354,941

Total Foreign Government Obligations (cost $64,114,543)			67,542,990

MORTGAGE-BACKED SECURITIES - 8.7%
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.39%, 09/25/2046 (F)		$848,139	566,215
Series 2006-4, Class 1A12
0.41%, 10/25/2046 (F)		1,868,963	1,207,935
Banc of America Funding Corp.
Series 2005-D, Class A1
2.62%, 05/25/2035 (F)		696,538	709,179
Series 2006-J, Class 4A1
5.62%, 01/20/2047 (F)		82,901	64,064
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.74%, 08/25/2033 (F)		640,844	641,208
Series 2003-8, Class 2A1
3.06%, 01/25/2034 (F)		13,487	13,679
Series 2003-8, Class 4A1
3.12%, 01/25/2034 (F)		123,447	123,865
Series 2005-2, Class A2
2.79%, 03/25/2035 (F)		422,002	424,845
Series 2005-5, Class A2
2.32%, 08/25/2035 (F)		210,841	214,397

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2006-6, Class 32A1
2.96%, 11/25/2036 (F)		$317,748	$217,512
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.80%, 01/26/2036 (F)		278,162	219,108
Berica ABS Srl
Series 2011-1, Class A1
0.49%, 12/30/2055 - Reg S (F)	EUR	5,300,000	6,971,365
Berica Residential MBS Srl
Series 8, Class A
0.65%, 03/31/2048 - Reg S (F)		7,371,881	9,021,235
CC Funding Corp.
Series 2004-3A, Class A1
0.45%, 08/25/2035 - 144A (F)		$196,044	160,600
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
2.34%, 09/25/2035 (F)		247,254	242,888
Series 2007-10, Class 22AA
3.08%, 09/25/2037 (F)		1,582,759	1,270,005
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/2044 (F)		199,015	232,964
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032		1,248	1,310
Series 2005-81, Class A1
0.48%, 02/25/2037 (F)		589,433	395,351
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036		334,339	283,779
Series 2006-J8, Class A2
6.00%, 02/25/2037		338,087	254,501
Series 2006-OA17, Class 1A1A
0.40%, 12/20/2046 (F)		2,221,214	1,482,331
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 (F)		570,691	456,273
Series 2007-HY4, Class 1A1
3.03%, 06/25/2037 (F)		1,034,390	817,610
Series 2007-OA6, Class A1B
0.40%, 06/25/2037 (F)		969,224	783,449
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.87%, 10/19/2032 (F)		14,574	10,108
Series 2004-12, Class 12A1
2.87%, 08/25/2034 (F)		340,239	312,139
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A		438,937	444,459
Series 2005-R2, Class 1AF1
0.54%, 06/25/2035 - 144A (F)		1,173,830	1,055,995
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.83%, 03/25/2032 - 144A (F)		467	433
Series 2003-AR15, Class 2A1
2.46%, 06/25/2033 (F)		842,393	827,861
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-6, Class 2A3
5.50%, 12/25/2035		742,086	611,805
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037		343,069	293,042

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.61%, 08/25/2035 (F)		$67,195	$66,588
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.66%, 09/25/2035 (F)		112,181	115,271
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.45%, 03/19/2036 (F)		1,363,645	921,981
Series 2006-12, Class 2A2A
0.40%, 01/19/2038 (F)		933,161	747,811
Series 2006-6, Class 5A1A
5.19%, 08/19/2036 (F)		457,011	388,209
Series 2007-1, Class 2A1A
0.34%, 04/19/2038 (F)		964,764	741,301
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.65%, 12/25/2034 (F)		41,308	38,179
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2011-FL1, Class A
2.11%, 11/15/2028 - 144A (F)		5,684,585	5,731,045
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
4.96%, 02/25/2035 (F)		84,017	85,239
Series 2007-A1, Class 5A5
3.03%, 07/25/2035 (F)		618,148	634,622
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 (F)		1,900,000	2,210,118
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.40%, 10/25/2046 (F)		542,490	441,511
MASTR Alternative Loans Trust		126,146	27,764
Series 2006-2, Class 2A1
0.60%, 03/25/2036 (F)
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
0.65%, 12/15/2030 (F)		244,073	242,589
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
1.21%, 10/25/2035 (F)		38,839	38,739
Series 2005-3, Class 4A
0.45%, 11/25/2035 (F)		31,294	29,866
Series 2005-A10, Class A
0.41%, 02/25/2036 (F)		161,798	143,774
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
5.83%, 06/11/2049 (F)		100,000	117,558
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 (F)		302,989	239,916
Series 2007-3XS, Class 2A1A
0.27%, 01/25/2047 (F)		103,241	95,493
Series 2007-8XS, Class A1
5.75%, 04/25/2037 (F)		322,244	273,321
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.70%, 07/15/2042 - 144A (F) (G)		2,100,000	2,122,653
Series 2011-1A, Class 1A3
1.50%, 07/15/2042 - 144A (F)	EUR	4,200,000	5,759,814
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.60%, 01/25/2046 (F)		$270,488	124,247
RFMSI Trust
Series 2003-S9, Class A1
6.50%, 03/25/2032		1,994	2,093

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.46%, 06/12/2044 - Reg S (F)	$3,464,122	$3,164,140
Sequoia Mortgage Trust
Series 10, Class 2A1
0.97%, 10/20/2027 (F)	32,650	32,207
Series 2007-1, Class 1A1
2.71%, 01/20/2047 (F)	581,527	488,557
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, 2A1
1.57%, 01/25/2035 (F)	178,783	132,195
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.87%, 09/19/2032 (F)	16,686	16,470
Series 2005-AR5, Class A1
0.46%, 07/19/2035 (F)	36,992	33,623
Series 2005-AR5, Class A2
0.46%, 07/19/2035 (F)	61,125	60,859
Series 2005-AR5, Class A3
0.46%, 07/19/2035 (F)	112,280	110,449
Series 2005-AR8, Class A1A
0.48%, 02/25/2036 (F)	475,990	332,663
Series 2006-AR3, Class 12A1
0.42%, 05/25/2036 (F)	562,186	385,747
Series 2006-AR6, Class 2A1
0.39%, 07/25/2046 (F)	2,018,671	1,434,566
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.25%, 02/27/2034 (F)	15,923	16,145
Series 2002-AR9, Class 1A
1.57%, 08/25/2042 (F)	9,113	8,706
Series 2003-AR5, Class A7
2.45%, 06/25/2033 (F)	586,570	598,599
Series 2003-AR9, Class 2A
2.55%, 09/25/2033 (F)	1,146,250	1,152,496
Series 2005-AR11, Class A1A
0.52%, 08/25/2045 (F)	509,615	477,229
Series 2006-AR19, Class 1A
0.91%, 01/25/2047 (F)	954,796	716,507
Series 2006-AR19, Class 1A1A
0.90%, 01/25/2047 (F)	813,025	706,899
Series 2006-AR9, Class 2A
2.50%, 08/25/2046 (F)	500,917	466,363
Series 2007-HY1, Class 4A1
2.68%, 02/25/2037 (F)	1,833,623	1,539,031
Series 2007-OA1, Class A1A
0.87%, 02/25/2047 (F)	676,179	503,880
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	28,157	28,243
Series 2004-CC, Class A1
2.62%, 01/25/2035 (F)	179,620	179,343
Series 2006-AR4, Class 2A6
5.58%, 04/25/2036 (F)	169,305	66,507
Series 2006-AR8, Class 2A4
2.72%, 04/25/2036 (F)	347,828	329,063

Total Mortgage-Backed Securities (cost $63,409,360)		64,651,699

	Principal	Value
ASSET-BACKED SECURITIES - 4.6%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.78%, 07/25/2032 (F)	$3,806	$3,289
Artus Loan Fund, Ltd. L
Series 2007-1A, Class A1L
0.96%, 02/15/2018 - 144A (F)	315,598	314,336
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
0.90%, 06/25/2034 (F)	331,671	317,907
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.86%, 10/25/2032 (F)	11,122	10,290
Series 2006-SD4, Class 1A1
3.03%, 10/25/2036 (F)	664,352	648,197
Series 2007-AQ1, Class A1
0.31%, 11/25/2036 (F)	732,982	476,895
Chester Asset Receivables Dealings
Series 2004-1, Class A
0.71%, 04/15/2016 - Reg S (F)	GBP3,700,000	5,859,404
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB1, Class AF1A
0.27%, 01/25/2037 (F)	$439,133	158,441
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF1, Class A2C
0.94%, 12/25/2034 (F)	3,310	3,314
Harbourmaster CLO, Ltd.
Series 5A, Class A1
0.44%, 06/15/2020 - 144A (F)	EUR452,364	607,348
Home Equity Asset Trust
Series 2002-1, Class A4
0.80%, 11/25/2032 (F)	$1,026	740
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5
0.46%, 03/25/2037 (F)	3,500,000	2,166,692
Mid-State Trust IV
Series 4, Class A
8.33%, 04/01/2030	135,316	141,403
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.38%, 05/25/2036 (F)	141,652	88,098
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.46%, 09/25/2035 (F)	77,066	74,826
Penarth Master Issuer PLC
Series 2011-1A, Class A1
0.86%, 05/18/2015 - 144A (F)	3,700,000	3,703,067
Plymouth Rock CLO, Ltd./Inc.
Series 2010-1A, Class A
1.81%, 02/16/2019 - 144A (F)	837,414	838,005
Securitized Asset Backed Receivables LLC
Series 2007-HE1, Class A2A
0.26%, 12/25/2036 (F)	80,008	23,694
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	33,891	37,462
Series 2004-20C, Class 1
4.34%, 03/01/2024	229,575	251,248
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.78%, 01/25/2033 (F)	2,585	2,485
Series 2003-22A, Class 2A1
2.62%, 06/25/2033 (F)	954,667	945,142
Venture VIII CDO, Ltd.
Series 2007-8A, Class A2A
0.52%, 07/22/2021 - 144A (F)	6,000,000	5,793,450
Wood Street CLO BV
Series I, Class A
0.60%, 11/22/2021 - Reg S (F)	EUR8,927,996	11,807,767

Total Asset-Backed Securities (cost $32,425,175)		34,273,500

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal		Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 6.8%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047		$600,000	$539,628
Chicago Transit Authority
Class A
6.90%, 12/01/2040		4,900,000	5,928,412
Class B
6.90%, 12/01/2040		2,700,000	3,266,676
Citizens Property Insurance Corp. 5.00%, 06/01/2020		4,735,000	5,586,779
City of Chicago, IL
Series A
4.75%, 01/01/2036		6,930,000	7,206,230
Kentucky State Property & Building Commission
5.37%, 11/01/2025		100,000	116,545
New York City Transitional Finance Authority Future Tax Secured Revenue
4.73%, 11/01/2023		100,000	116,949
North Carolina Medical Care Commission
5.00%, 06/01/2035 - 06/01/2042		13,280,000	15,375,081
Port Authority of New York & New Jersey
4.46%, 10/01/2062		4,100,000	4,007,586
State of California
5.65%, 04/01/2039 (F)		5,900,000	5,945,076
State of California - Build America Bonds
7.50%, 04/01/2034		300,000	421,998
Tobacco Settlement Finance Authority
Series A
7.47%, 06/01/2047		1,110,000	920,279
Tobacco Settlement Financing Corp.
5.50%, 06/01/2026		180,000	193,070
5.88%, 05/15/2039		40,000	40,800
Series 1A
5.00%, 06/01/2041		1,400,000	1,264,746

Total Municipal Government Obligations (cost $47,308,257)			50,929,855

CORPORATE DEBT SECURITIES - 17.8%
Airlines - 0.3%
Continental Airlines, Inc.
6.75%, 09/15/2015 - 144A		2,200,000	2,310,000
Automobiles - 1.3%
Daimler Finance North America LLC 1.30%, 07/31/2015 - 144A		8,200,000	8,242,115
Volkswagen International Finance NV 0.92%, 04/01/2014 - 144A (F)		1,600,000	1,604,815
Capital Markets - 2.5%
Goldman Sachs Group, Inc.
0.49%, 11/15/2014 (F)	EUR	500,000	673,659
0.50%, 02/04/2013 (F)		300,000	407,340
6.75%, 10/01/2037		$900,000	1,015,938
Morgan Stanley
1.28%, 04/29/2013 (D) (F)		6,100,000	6,109,260
3.45%, 11/02/2015		4,200,000	4,383,347
Morgan Stanley, Series EMTN
0.59%, 04/13/2016 (F)	EUR	1,900,000	2,476,319

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley, Series GMTN
6.63%, 04/01/2018		$2,000,000	$2,356,164
7.30%, 05/13/2019		700,000	856,887
Commercial Banks - 4.3%
Barclays Bank PLC
6.05%, 12/04/2017 - 144A (G)		2,600,000	2,902,934
10.18%, 06/12/2021 - 144A (G)		2,240,000	3,033,901
Cie de Financement Foncier SA
2.50%, 09/16/2015 - 144A (G)		6,000,000	6,221,676
Export-Import Bank of Korea
1.25%, 07/26/2013 - 144A (F)		4,400,000	4,400,854
8.13%, 01/21/2014 (D) (G)		3,300,000	3,523,984
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A (F) (G) (H)		150,000	213,000
Lloyds TSB Bank PLC
12.00%, 12/16/2024 - 144A (F) (H)		5,300,000	6,365,353
Lloyds TSB Bank PLC, Series MTN
5.80%, 01/13/2020 - 144A		700,000	823,141
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A (F) (G) (H)		378,000	506,520
Royal Bank of Scotland Group PLC
Series U
7.64%, 09/29/2017 (F) (H)		3,000,000	2,760,000
Wells Fargo & Co.
Series K
7.98%, 03/15/2018 (F) (H)		800,000	920,000
Consumer Finance - 0.4%
Ally Financial, Inc.
3.71%, 06/20/2014 (F)		3,100,000	3,177,872
Diversified Financial Services - 5.0%
Bank of America Corp.
7.63%, 06/01/2019		4,000,000	5,086,480
Series MTNL
5.65%, 05/01/2018		3,900,000	4,503,291
Bear Stearns Cos., LLC
5.70%, 11/15/2014		1,900,000	2,061,513
6.40%, 10/02/2017		900,000	1,078,731
7.25%, 02/01/2018		2,100,000	2,608,353
Citigroup, Inc.
0.44%, 03/07/2014 (F)		2,000,000	1,992,826
2.31%, 08/13/2013 (F)		1,200,000	1,210,811
5.50%, 04/11/2013		1,400,000	1,412,709
6.00%, 08/15/2017		600,000	700,223
Ford Motor Credit Co., LLC
7.00%, 10/01/2013 (D)		400,000	415,195
General Electric Capital Corp.
1.00%, 12/11/2015		4,100,000	4,119,582
JPMorgan Chase & Co.
4.25%, 10/15/2020		1,900,000	2,080,493
4.40%, 07/22/2020		200,000	220,779
6.30%, 04/23/2019		900,000	1,097,942
Lehman Brothers Holdings (Escrow shares)
1.00%, 01/24/2049		4,100,000	1,019,875
Lehman Brothers Holdings Prod (Escrow shares)
1.00%, 12/30/2016 - 05/02/2018		2,300,000	566,625
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 (I)		1,700,000	—
Merrill Lynch & Co., Inc., Series EMTN
0.49%, 01/31/2014 (F)	EUR	1,000,000	1,352,546
Merrill Lynch & Co., Inc., Series GMTN
6.40%, 08/28/2017		$400,000	468,550

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch & Co., Inc., Series MTN
6.88%, 04/25/2018	$3,900,000	$4,698,042
SSIF Nevada, LP
1.01%, 04/14/2014 - 144A (F) (G)	500,000	502,467
Diversified Telecommunication Services - 0.0% (J)
KT Corp.
4.88%, 07/15/2015 - 144A	200,000	215,789
Energy Equipment & Services - 0.3%
NGPL PipeCo LLC 7.12%, 12/15/2017 - 144A (D)	1,800,000	1,962,000
Household Durables - 0.1%
Urbi Desarrollos Urbanos SAB de CV
9.50%, 01/21/2020 - 144A (D)	400,000	332,000
Insurance - 0.3%
American International Group, Inc.
4.25%, 09/15/2014	1,000,000	1,052,794
American International Group, Inc., Series MTN
5.60%, 10/18/2016	1,000,000	1,138,429
Metals & Mining - 0.0% (J)
CSN Resources SA
6.50%, 07/21/2020 - 144A	300,000	330,000
Oil, Gas & Consumable Fuels - 1.5%
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 - Reg S	3,500,000	4,077,500
8.15%, 04/11/2018 - 144A	1,000,000	1,217,500
Series 2
8.63%, 04/28/2034 - Reg S	1,500,000	2,099,250
TNK-BP Finance SA
7.50%, 03/13/2013 - Reg S	4,000,000	4,023,200
Paper & Forest Products - 0.4%
Georgia-Pacific LLC
5.40%, 11/01/2020 - 144A	2,500,000	2,944,573
Tobacco - 0.4%
Altria Group, Inc.
4.13%, 09/11/2015	400,000	433,505
9.70%, 11/10/2018	642,000	886,061
Reynolds American, Inc.
7.63%, 06/01/2016	200,000	238,801
7.75%, 06/01/2018	1,000,000	1,262,218
Trading Companies & - Distributors - 1.0%
International Lease Finance Corp.
7.13%, 09/01/2018 - 144A	6,600,000	7,722,000
Transportation Infrastructure - 0.0% (J)
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A	200,000	216,079

Total Corporate Debt Securities (cost $120,289,258)		132,633,811

CERTIFICATE OF DEPOSIT - 1.1%
Commercial Banks - 1.1%
Banco Do Brasil SA
2.00%, 06/28/2013 (K)	8,100,000	8,036,118

Total Certificate of Deposit (cost $8,036,118)		8,036,118

COMMERCIAL PAPERS - 1.5%
Diversified Financial Services - 1.5%
Ford Motor Credit Co.
0.52%, 02/11/2013	6,600,000	6,599,065
0.96%, 03/05/2013	4,200,000	4,196,416
1.10%, 10/04/2013	100,000	99,251

Total Commercial Papers (cost $10,894,732)		10,894,732

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.10%, 08/22/2013 (B) (C) (K)	$663,000	$662,358

Total Short-Term U.S. Government Obligation (cost $662,358)		662,358

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.3%
Commercial Banks - 0.3%
Wells Fargo & Co. - Series L, 7.50%	1,600	2,065,440

Total Convertible Preferred Stock (cost $1,384,035)		2,065,440

PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust 144A, 0.67% (F) (G) (I)	119	863,796

Total Preferred Stock (cost $1,265,910)		863,796

	Notional Amount	Value
PURCHASED SWAPTION - 0.1%
Put Options - 0.1%
OTC- Received floating based on 3-Month
LIBOR, and pays a fixed rate of 3.45%
Expires 09/21/2015 (G)
Counterparty: RBS	$5,000,000	470,218

Total Purchased Swaption (cost $398,542)		470,218

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (K)	27,971,380	27,971,380

Total Securities Lending Collateral (cost $27,971,380)		27,971,380

	Principal	Value
REPURCHASE AGREEMENTS - 7.3%
Barclays Capital, Inc. 0.17% (K), dated 01/31/2013, to be repurchased at $28,600,136 on 02/01/2013. Collateralized by a U.S. Government Obligation, 1.88%, due 07/15/2013, and with a value of $29,205,014.	$28,600,000	28,600,000
BNP Paribas 0.12% (K), dated 01/23/2013, to be repurchased at $6,200,475 on 02/01/2013. Collateralized by a U.S. Government Obligation, 4.50%, due 11/15/2015, and with a value of $6,331,188. (G)	6,200,000	6,200,000
BNP Paribas 0.16% (K), dated 01/31/2013, to be repurchased at $10,000,044 on 02/01/2013. Collateralized by a U.S. Government Obligation, 5.25%, due 02/15/2029, and with a value of $10,227,252.	10,000,000	10,000,000

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS(continued)
JPMorgan Chase & Co. 0.18% (K), dated 01/31/2013, to be repurchased at $4,100,021 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.26%, due 12/05/2022, and with a value of $4,195,986.	$4,100,000	$4,100,000
Morgan Stanley & Co. 0.17% (K), dated 01/31/2013, to be repurchased at $5,500,026 on 02/01/2013. Collateralized by a U.S. Government Obligation, 4.25%, due 11/15/2040, and with a value of $5,626,503.	5,500,000	5,500,000
State Street Bank & Trust Co. 0.03% (K), dated 01/31/2013, to be repurchased at $115,693 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $118,659.	115,693	115,693

Total Repurchase Agreements (cost $54,515,693)		54,515,693

Total Investment Securities (cost $844,842,474) (L)		874,438,082
Other Assets and Liabilities - Net		(131,070,870)

Net Assets		$743,367,212

	Principal	Value
TBA SHORT COMMITMENTS - (4.1%) (M)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (4.1%)
Fannie Mae, TBA
2.50%	$(20,000,000)	$(20,706,250)
4.00%	(9,000,000)	(9,601,563)

Total U.S. Government Agency Obligations (proceeds $(30,485,000))		(30,307,813)

Total TBA Short Commitments (proceeds $(30,485,000))		(30,307,813)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

WRITTEN SWAPTIONS: (N)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Value
Call- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013	$5,000,000	$(20,625)	$(22,842)
Call- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	1,200,000	(5,040)	(5,482)
Call- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	0.85	03/18/2013	5,800,000	(1,740)	(3,005)
Call- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	0.85	03/18/2013	14,400,000	(6,480)	(7,234)
Call- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.40	03/18/2013	29,100,000	(187,200)	(476,073)
Put- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	5,000,000	(39,000)	(36,181)
Put- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	1,200,000	(9,000)	(8,683)
Put- OTC 5-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.25	03/18/2013	5,800,000	(9,860)	(8,312)
Put- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	1.25	03/18/2013	14,400,000	(17,280)	(20,078)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.30	04/29/2013	7,400,000	(20,165)	(20,423)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.40	03/18/2013	29,100,000	(714,945)	(14,497)
Put- OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	21,000,000	(399,000)	(453,877)
Put- OTC 5-Year Interest Rate Swap	RBS	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	EUR3,800,000	(22,431)	(20,996)
Put- OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	11,200,000	(59,935)	(61,884)
Put- OTC 5-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	3,900,000	(20,336)	(21,549)

							$(1,533,037)	$(1,181,116)

CENTRALLY CLEARED SWAP AGREEMENTS: (O)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (P)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Currency Code	Notional Amount (Q)	Market Value (R)	Premiums Paid	Unrealized (Depreciation)
North America High Yield Index - Series 14	5.00%	06/20/2015	USD	$14,016,000	$(966,201)	$221,292	$(1,187,493)
North America High Yield Index - Series 15	5.00	12/20/2015	USD	23,424,000	(1,595,783)	825,253	(2,421,036)

					$(2,561,984)	$1,046,545	$(3,608,529)

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month AUD BBR-BBSW	3.50%	03/15/2018	AUD	$10,600,000	$25,105	$(27,316)	$52,421
6-Month AUD BBR-BBSW	3.75	03/15/2023	AUD	8,900,000	(184,409)	(57,490)	(126,919)
6-Month EURIBOR	2.00	03/21/2017	EUR	9,900,000	523,894	309,508	214,386

					$364,590	$224,702	$139,888

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR	0.75%	06/19/2017	USD	$31,300,000	$210,824	$223,968	$(13,144)
3-Month USD LIBOR	2.00	06/19/2023	USD	11,100,000	192,574	181,228	11,346
6-Month EURIBOR	1.75	03/20/2023	EUR	2,100,000	50,471	38,975	11,496

					$453,869	$444,171	$9,698

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (N)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (P)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 01/31/13 (S)	Notional Amount (Q)	Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
Time Warner, Inc. 5.88% 11/15/2016	1.19%	03/20/2014	DUB	18.16	$20,000	$(248)	$—	$(248)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (T)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (Q)	Market Value (R)	Premiums (Received)	Unrealized Appreciation (Depreciation)
Dow Jones North America Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	USD	$3,200,000	$(42,934)	$—	$(42,934)
North America Investment Grade Index - Series 16	1.00	06/20/2016	BCLY	USD	6,000,000	75,210	(38,644)	113,854

						$32,276	$(38,644)	$70,920

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month AUD BBR-BBSW	3.75%	03/15/2018	DUB	AUD	$10,000,000	$125,867	$14,671	$111,196
6-Month AUD BBR-BBSW	3.75	03/15/2018	GSC	AUD	5,300,000	66,709	10,134	56,575
6-Month AUD BBR-BBSW	5.50	12/15/2017	BCLY	AUD	3,600,000	343,935	(11,831)	355,766
6-Month AUD BBR-BBSW (G)	5.50	12/15/2017	DUB	AUD	2,200,000	210,183	(6,458)	216,641
BRL-CDI	7.40	01/02/2014	BCLY	BRL	2,000,000	2,483	(188)	2,671
BRL-CDI	7.55	01/02/2015	GSC	BRL	36,700,000	(111,437)	(90,074)	(21,363)
BRL-CDI	7.78	01/02/2015	HSBC	BRL	29,700,000	(19,270)	(18,485)	(785)
BRL-CDI	7.79	01/02/2014	MSC	BRL	14,900,000	51,975	25,181	26,794
BRL-CDI	8.08	01/02/2015	HSBC	BRL	8,200,000	18,947	13,692	5,255
BRL-CDI	8.43	01/02/2015	DUB	BRL	2,400,000	14,865	13,205	1,660
BRL-CDI	8.49	01/02/2017	BNP	BRL	2,300,000	(7,782)	—	(7,782)
BRL-CDI	8.63	01/02/2015	MSC	BRL	10,900,000	89,418	77,461	11,957
BRL-CDI	9.93	01/02/2015	UBS	BRL	22,600,000	491,828	12,815	479,013
BRL-CDI (G)	9.93	01/02/2015	MSC	BRL	26,200,000	570,172	8,113	562,059
BRL-CDI (G)	9.94	01/02/2015	GSC	BRL	21,600,000	472,443	—	472,443
BRL-CDI	10.14	01/02/2015	HSBC	BRL	32,100,000	769,967	46,898	723,069
BRL-CDI	10.53	01/02/2014	HSBC	BRL	2,100,000	45,573	254	45,319
BRL-CDI	10.58	01/02/2014	MSC	BRL	9,300,000	206,601	9,324	197,277
BRL-CDI	10.61	01/02/2015	MSC	BRL	18,400,000	528,310	76,983	451,327
BRL-CDI	11.94	01/02/2014	HSBC	BRL	6,200,000	232,744	5,196	227,548
BRL-CDI	11.99	01/02/2014	GSC	BRL	4,000,000	167,538	325	167,213
BRL-CDI	12.12	01/02/2014	HSBC	BRL	11,600,000	514,074	7,095	506,979
BRL-CDI	12.51	01/02/2014	JPM	BRL	3,300,000	122,422	1,592	120,830
BRL-CDI	12.56	01/02/2014	HSBC	BRL	3,200,000	120,116	2,413	117,703
MXN-TIIE-Banxico	6.50	03/05/2013	MSC	MXN	64,800,000	2,343	(350)	2,693
MXN-TIIE-Banxico	7.50	06/02/2021	UBS	MXN	80,200,000	870,257	224,223	646,034

						$5,900,281	$422,189	$5,478,092

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(6)	03/19/2013	$10,681
3-Month EURIBOR	Long	32	09/15/2014	(1,673)
3-Month EURIBOR	Long	296	12/15/2014	(172,809)
5-Year U.S. Treasury Note	Short	(34)	03/28/2013	29,711
Euro OAT	Short	(25)	03/07/2013	55,980

				$(78,110)

FORWARD FOREIGN CURRENCY CONTRACTS: (N)

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	DUB	(15,746,000)	03/14/2013	$(16,383,934)	$16,550
BRL	HSBC	(3,856,285)	02/04/2013	(1,867,993)	(67,741)
BRL	UBS	3,856,285	02/04/2013	1,878,823	56,911
BRL	GSC	1,407,442	04/02/2013	688,000	13,646
BRL	HSBC	321,360	04/02/2013	160,000	206
BRL	UBS	1,407,235	04/02/2013	688,000	13,543
BRL	UBS	(3,856,285)	04/02/2013	(1,865,012)	(57,447)
CAD	CITI	(13,428,000)	03/21/2013	(13,590,612)	142,157
CNY	BCLY	(8,433,558)	02/01/2013	(1,342,795)	(13,344)
CNY	BCLY	8,433,558	02/01/2013	1,343,779	12,360
CNY	DUB	(14,720,856)	02/01/2013	(2,343,862)	(23,292)
CNY	DUB	6,353,456	02/01/2013	1,003,864	17,789
CNY	DUB	8,367,400	02/01/2013	1,329,636	15,865
CNY	GSC	(6,561,558)	02/01/2013	(1,044,734)	(10,382)
CNY	GSC	6,561,558	02/01/2013	1,046,000	9,117
CNY	HSBC	(1,400,724)	02/01/2013	(219,000)	(6,240)
CNY	HSBC	(85,721,290)	02/01/2013	(13,478,190)	(306,027)
CNY	HSBC	87,122,014	02/01/2013	13,871,607	137,851
CNY	JPM	(5,633,430)	02/01/2013	(896,957)	(8,914)
CNY	JPM	5,633,430	02/01/2013	884,161	21,710
CNY	RBS	(51,388,380)	02/01/2013	(8,042,000)	(221,392)
CNY	RBS	51,388,380	02/01/2013	8,182,081	81,310
CNY	UBS	(103,160,992)	02/01/2013	(16,425,340)	(163,229)
CNY	UBS	103,160,992	02/01/2013	16,365,669	222,900
CNY	BCLY	(8,433,558)	08/05/2013	(1,343,779)	(1,422)
CNY	DUB	2,000,000	08/05/2013	319,285	(273)
CNY	UBS	7,077,510	08/05/2013	1,120,746	8,158
EUR	CITI	(37,458,000)	02/04/2013	(49,040,763)	(1,820,842)
EUR	UBS	37,486,000	02/04/2013	50,388,681	510,943
EUR	UBS	(28,000)	02/04/2013	(37,299)	(720)
EUR	BCLY	2,647,000	03/04/2013	3,561,793	32,970
EUR	UBS	211,000	03/04/2013	286,438	111
EUR	UBS	(37,486,000)	03/04/2013	(50,397,865)	(510,056)
EUR	JPM	(14,500,000)	06/14/2013	(18,744,186)	(956,469)
EUR	HSBC	(6,000,000)	09/13/2013	(7,531,500)	(622,813)
EUR	JPM	(13,700,000)	09/13/2013	(17,009,920)	(1,609,095)
EUR	JPM	(864,000)	10/11/2013	(1,065,787)	(108,523)
EUR	JPM	(216,000)	10/11/2013	(261,992)	(31,586)
EUR	JPM	1,080,000	10/11/2013	1,405,620	62,267
GBP	DUB	(5,958,000)	03/12/2013	(9,582,966)	135,687
JPY	BCLY	(45,543,000)	04/17/2013	(511,658)	13,348
JPY	UBS	(45,544,000)	04/17/2013	(510,864)	12,543
MXN	DUB	473,572	04/03/2013	36,109	904
MXN	HSBC	923,111	04/03/2013	72,484	(337)
MXN	JPM	68,995,341	04/03/2013	5,279,111	113,341
NOK	HSBC	15,778,000	02/14/2013	2,730,986	155,707

					$(4,732,250)

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of January 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BCLY	$389,491	$(640,000)	$(250,509)
BNP	(7,782)	—	(7,782)
CITI	(1,678,685)	—	(1,678,685)
DUB	(18,645)	—	(18,645)
GSC	596,317	(520,000)	76,317
HSBC	972,757	(1,080,000)	(107,243)
JPM	(2,394,847)	2,542,735	147,888
MSC	1,319,550	(2,045,000)	(725,450)
RBS	(144,737)	—	(144,737)
UBS	1,455,742	(1,440,000)	15,742

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $380,046.
(B)	All or a portion of this security has been segregated by the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $2,542,735.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $2,440,372.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $27,412,693. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Security is subject to dollar roll transactions.
(F)	Floating or variable rate note. Rate is listed as of January 31, 2013.
(G)	Illiquid. Total aggregate market value of illiquid securities is $27,718,679, or 3.73% of the fund’s net assets, and total aggregate market value of illiquid derivatives is $1,252,798, or 0.17% of the fund’s net assets.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $863,796, or 0.12% of the fund’s net assets.
(J)	Percentage rounds to less than 0.1%.
(K)	Rate shown reflects the yield at January 31, 2013.
(L)	Aggregate cost for federal income tax purposes is $844,842,474. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $37,006,417 and $7,410,809, respectively. Net unrealized appreciation for tax purposes is $29,595,608.
(M)	Cash in the amount of $1,370,000 has been segregated by the broker with the custodian as collateral for open TBA short commitment transactions.
(N)	Cash in the amount of $5,725,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(O)	Cash in the amount of $9,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(P)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the references entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities aggregated $79,461,718 or 10.69% of the fund’s net assets.
BBA	British Bankers’ Association
BBR-BBSW	Bank Bill Rate - Bank Bill Swap Reference Rate
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BP	Basis Point
CDI	Credit Default Index
CITI	Citigroup, Inc.
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Mexican Interbank Interest Rate)
UBS	UBS AG

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

VALUATION SUMMARY: (U)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31 2013
Investment Securities
U.S. Government Obligations	$—	$231,797,205	$—	$231,797,205
U.S. Government Agency Obligations	—	187,129,287	—	187,129,287
Foreign Government Obligations	—	67,542,990	—	67,542,990
Mortgage-Backed Securities	—	64,651,699	—	64,651,699
Asset-Backed Securities	—	34,273,500	—	34,273,500
Municipal Government Obligations	—	50,929,855	—	50,929,855
Corporate Debt Securities	—	132,633,811	—	132,633,811
Certificate of Deposit	—	8,036,118	—	8,036,118
Commercial Papers	—	10,894,732	—	10,894,732
Short-Term U.S. Government Obligation	—	662,358	—	662,358
Convertible Preferred Stock	2,065,440	—	—	2,065,440
Preferred Stock	—	—	863,796	863,796
Purchased Swaption	—	470,218	—	470,218
Securities Lending Collateral	27,971,380	—	—	27,971,380
Repurchase Agreements	—	54,515,693	—	54,515,693

Total Investment Securities	$30,036,820	$843,537,466	$863,796	$874,438,082

TBA Short Commitments
U.S. Government Agency Obligations	$—	$(30,307,813)	$—	$(30,307,813)

Total TBA Short Commitments	$—	$(30,307,813)	$—	$(30,307,813)

Other Financial Instruments in Assets
Credit Default Swap Agreements (V)	$—	$113,853	$—	$113,853
Forward Foreign Currency Contracts (V)	—	1,807,894	—	1,807,894
Futures Contracts (V)	96,372	—	—	96,372
Interest Rate Swap Agreements (V)	289,649	5,508,022	—	5,797,671

Total Other Financial Instruments in Assets	$386,021	$7,429,769	$—	$7,815,790

Other Financial Instruments in Liabilities
Credit Default Swap Agreements (V)	$(3,608,529)	$(43,182)	$—	$(3,651,711)
Forward Foreign Currency Contracts (V)	—	(6,540,144)	—	(6,540,144)
Futures Contracts (V)	(174,482)	—	—	(174,482)
Interest Rate Swap Agreements (V)	(140,063)	(29,930)	—	(169,993)
Written Swaptions	—	(1,181,116)	—	(1,181,116)

Total Other Financial Instruments in Liabilities	$(3,923,074)	$(7,794,372)	$—	$(11,717,446)

(U)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(V)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (W)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2013 (X)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 (W)
Preferred Stocks	$873,003	$—	$—	$—	$—	$(9,207)	$—	$—	$863,796	$(9,207)
Corporate Debt Securities	—	—	—	—	—	—	—	—	—	—

Total	$873,003	$—	$—	$—	$—	$(9,207)	$—	$—	$863,796	$(9,207)

(W)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at January 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(X)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Value

SCHEDULE OF INVESTMENTS

At January 31, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.7%
United States - 2.7%
U.S. Treasury Bill 0.05%, 03/28/2013 (A)	$10,000,000	$9,998,931

Total Short-Term U.S. Government Obligation (cost $9,998,931)		9,998,931

	Shares	Value
COMMON STOCKS - 82.2%
France - 1.8%
Sanofi	66,950	6,532,417
Germany - 0.6%
Lanxess AG	28,000	2,364,746
Hong Kong - 14.5%
Cheung Kong Holdings, Ltd.	1,109,153	18,177,444
Henderson Land Development Co., Ltd.	1,884,727	13,536,283
Hutchison Whampoa, Ltd.	1,320,888	14,766,613
Wheelock & Co., Ltd.	1,087,000	6,118,002
Japan - 6.9%
Daiwa Securities Group, Inc.	565,000	3,280,824
Mitsui Fudosan Co., Ltd.	284,462	6,498,345
Toyota Industries Corp.	460,107	15,270,652
Korea, Republic of - 3.9%
POSCO - ADR	174,261	14,195,301
Sweden - 2.5%
Investor AB - Class A	1,046	29,087
Investor AB - Class B	317,350	9,014,590
Switzerland - 3.3%
Pargesa Holding SA	163,000	12,098,950
United Kingdom - 1.6%
Segro PLC - REIT	1,433,400	5,642,510
United States - 47.1%
Alamo Group, Inc.	18,983	644,663
Alleghany Corp. (B)	20,200	7,283,918
Allscripts Healthcare Solutions, Inc. (B)	95,000	1,052,600
Applied Materials, Inc.	789,461	10,191,942
AVX Corp.	779,541	8,878,972
Bank of New York Mellon Corp.	560,052	15,211,012
Bristow Group, Inc.	123,630	7,044,437
Brookfield Asset Management, Inc. - Class A (C)	465,036	17,173,780
Capital Southwest Corp.	19,256	2,076,760
Comerica, Inc.	318,000	10,926,480
Devon Energy Corp.	243,000	13,897,170
Electronics for Imaging, Inc. (B)	237,436	5,370,802
EnCana Corp. (C)	342,000	6,621,120
Forest City Enterprises, Inc. - Class A (B) (C)	539,836	9,128,627
Haemonetics Corp. (B)	42,000	1,761,480
Intel Corp.	340,961	7,173,819
Investment Technology Group, Inc. (B)	324,815	3,287,128
KeyCorp	1,095,000	10,293,000
Leucadia National Corp.	261,000	6,642,450
Lowe’s Cos., Inc.	74,000	2,826,060
NVIDIA Corp.	205,000	2,513,300
Rofin-Sinar Technologies, Inc. (B) (C)	1,000	25,630
Symantec Corp. (B)	185,000	4,027,450
Tejon Ranch Co. (B) (C)	86,299	2,637,297
Tellabs, Inc.	941,479	2,146,572

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Westwood Holdings Group, Inc. (C)	99,253	$4,172,596
White Mountains Insurance Group, Ltd.	14,692	8,090,297

Total Common Stocks (cost $324,886,181)		298,625,126

SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% (A)	21,055,328	21,055,328

Total Securities Lending Collateral (cost $21,055,328)		21,055,328

	Principal	Value
REPURCHASE AGREEMENT - 12.5%
State Street Bank & Trust Co. 0.03% (A), dated 01/31/2013, to be repurchased at $45,306,103 on 02/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $46,216,149.	$45,306,065	45,306,065

Total Repurchase Agreement (cost $45,306,065)		45,306,065

Total Investment Securities (cost $401,246,505) (D)		374,985,450
Other Assets and Liabilities - Net		(11,744,802)

Net Assets		$363,240,648

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Transamerica Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013

(unaudited)

INVESTMENTS BY INDUSTRY :	Percentage of Total Investment Securities	Value
Real Estate Management & Development	19.5%	$73,269,778
Capital Markets	7.5	28,028,320
Diversified Financial Services	7.4	27,785,077
Commercial Banks	5.6	21,219,480
Oil, Gas & Consumable Fuels	5.5	20,518,290
Semiconductors & Semiconductor Equipment	5.3	19,879,061
Insurance	4.1	15,374,215
Auto Components	4.1	15,270,652
Industrial Conglomerates	3.9	14,766,613
Metals & Mining	3.8	14,195,301
Electronic Equipment & Instruments	2.4	8,904,602
Energy Equipment & Services	1.9	7,044,437
Pharmaceuticals	1.7	6,532,417
Real Estate Investment Trusts	1.5	5,642,510
Computers & Peripherals	1.4	5,370,802
Software	1.1	4,027,450
Specialty Retail	0.7	2,826,060
Chemicals	0.6	2,364,746
Communications Equipment	0.6	2,146,572
Health Care Equipment & Supplies	0.5	1,761,480
Health Care Technology	0.3	1,052,600
Machinery	0.2	644,663

Investment Securities, at Value	79.6	298,625,126
Short-Term Investments	20.4	76,360,324

Total Investments	100.0%	$374,985,450

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at January 31, 2013.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $20,603,892. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Aggregate cost for federal income tax purposes is $401,246,505. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $27,913,432 and $54,174,487, respectively. Net unrealized depreciation for tax purposes is $26,261,055.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at January 31, 2013
Investment Securities
Short-Term U.S. Government Obligation	$—	$9,998,931	$—	$9,998,931
Common Stocks	185,294,663	113,330,463	—	298,625,126
Securities Lending Collateral	21,055,328	—	—	21,055,328
Repurchase Agreement	—	45,306,065	—	45,306,065

Total Investment Securities	$206,349,991	$168,635,459	$—	$374,985,450

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Funds	January 31, 2013 Form N-Q

Notes to Schedules of Investments

At January 31, 2013

(unaudited)

Transamerica Funds (each, a “Fund”; and collectively, the “Funds”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Funds.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of January 31, 2013. No individual fund has a significant holding in the Navigator.

The value of loaned securities and related collateral outstanding at January 31, 2013 are shown in the Schedules of Investments or Consolidated Schedules of Investments.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated subcustodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica Money Market (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at January 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into option contracts to manage exposure to various market fluctuations. Funds purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Transamerica Funds	January 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2013

(unaudited)

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Fund writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Fund purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Straddle swaption contracts: The Funds enter into straddle swaption contracts. A straddle swaption is an investment strategy that consists of two swaptions, each with a different underlying swap, wherein the holder buys both a payer and receiver option on the same floating rate. If the floating rate falls, the holder receives the fixed rate, and if the floating rate rises, the holder pays the fixed rate.

The underlying face amounts of open option and swaption contracts at January 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Futures contracts: The Funds are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at January 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Swap agreements: Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are negotiated in the over-the-counter (“OTC”) market, and may be executed in multilateral or other trade facility platforms, such as a registered commodities exchange (“centrally cleared swaps”). Certain Funds, with the exception of Money Market, may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or quotations from market makers to the extent available.

Transamerica Funds	January 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2013

(unaudited)

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market, or to certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by a Fund can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity and in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The open swap agreements at January 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Reverse repurchase agreements: The Funds, with the exception of Money Market, may enter into reverse repurchase agreements in which they sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the resale price. Securities sold under reverse repurchase agreements are shown in the Schedules of Investments.

Transamerica Real Return TIPS entered into reverse repurchase agreements during the period ended January 31, 2013.

Transamerica Funds	January 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2013

(unaudited)

The open reverse repurchase agreements at January 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Dollar Rolls: Certain Funds enter into dollar roll transactions. With the adoption of the amended authoritative guidance “Reconsideration of Effective Control for Repurchase Agreements” as issued by the Financial Accounting Standards Board (“FASB”) in April 2011 and adopted by the Funds on January 1, 2012, the Funds account for dollar roll transactions as borrowing transactions and realizes gains and losses on these transactions at the end of the roll period. Dollar roll transactions involve sales by a Fund of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a dollar roll transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “drop”) as well as by any interest earned on the proceeds of the securities sold. Dollar roll transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Dollar roll transactions expose the Funds to risks such as the following: (i) buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds; (ii) the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Open Dollar roll transactions at January 31, 2013 are included in the Schedules of Investments or Consolidated Schedules of Investments.

Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.

Open Short sale transactions at January 31, 2013 are included in the Schedules of Investments or Consolidated Schedules of Investments.

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers, and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Transamerica Funds	January 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2013

(unaudited)

The Funds held no unsecured loan participations at January 31, 2013.

Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investment in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments or Consolidated Schedules of Investments.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury inflation-protected securities (“TIPS”): Certain Funds invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at January 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at January 31, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Real estate investment trust (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Security Valuations: All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Funds	January 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2013

(unaudited)

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment companies are valued at the net asset value (“NAV”) of the underlying Fund. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of the valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized as level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	January 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2013

(unaudited)

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, reverse repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): The Funds may invest in unregulated or otherwise restricted securities. Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’

Transamerica Funds	January 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At January 31, 2013

(unaudited)

creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Funds’ investments at January 31, 2013, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments or Consolidated Schedules of Investments.

Transamerica Funds	January 31, 2013 Form N-Q

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date:	March 26, 2013

By:	/s/ Elizabeth Strouse
Principal Financial Officer
Date:	March 26, 2013